TIAA-CREF
                                        Mutual Funds


                                        [PHOTO OMITTED]


2001 Semi-Annual Report
--------------------------------------------------------------------------------
Financial statements (unaudited)
including statements of investments     o International Equity Fund

June 30, 2001
                                        o Growth Equity Fund

                                        o Growth & Income Fund

                                        o Equity Index Fund

                                        o Social Choice Equity Fund

                                        o Managed Allocation Fund

                                        o High-Yield Bond Fund

                                        o Short-Term Bond Fund

                                        o Tax-Exempt Bond Fund

                                        o Bond PLUS Fund

                                        o Money Market Fund

                                [TIAA CREF LOGO]

         | MUTUAL FUNDS
CONTENTS | 2001 SEMI-ANNUAL REPORT


FUND PERFORMANCE

    International Equity Fund                       6

    Growth Equity Fund                              7

    Growth & Income Fund                            8

    Equity Index Fund                               9

    Social Choice Equity Fund                      10

    Managed Allocation Fund                        11

    High-Yield Bond Fund                           12

    Short-Term Bond Fund                           13

    Tax-Exempt Bond Fund                           14

    Bond PLUS Fund                                 15

    Money Market Fund                              16



STATEMENTS OF INVESTMENTS

    International Equity Fund                      17

    Growth Equity Fund                             26

    Growth & Income Fund                           39

    Equity Index Fund                              44

    Social Choice Equity Fund                      66

    Managed Allocation Fund                        68

    High-Yield Bond Fund                           69

    Short-Term Bond Fund                           73

    Tax-Exempt Bond Fund                           75

    Bond PLUS Fund                                 77

    Money Market Fund                              80



FINANCIAL STATEMENTS

    Statements of Assets and Liabilities           82

    Statements of Operations                       84

    Statement of Cash Flow                         86

    Statements of Changes in Net Assets            88

    Financial Highlights                           92

    Notes to Financial Statements                  98



TIAA-CREF PRODUCTS AND SERVICES                   103



(C)2001 TIAA-CREF, New York NY

FROM THE VICE CHAIRMAN:

Economic growth in the United States, and in many nations throughout the world, slowed during the first six months of 2001. Stock exchanges in New York, London, Frankfurt and Tokyo posted declines for the period, leaving no doubt that the prolonged bull market was finally over, at least for the time being.

     The economic overviews following this letter explain some of the reasons behind these developments, which left the S&P 500 Stock Index down 6.70 percent at mid-year and the Morgan Stanley World Index down 10.66 percent. However, it is worth noting that even with the recent declines, at mid-year the S&P 500 stood 125 percent above its level of six years earlier--an annualized increase of more than 20 percent.

     Meanwhile, fixed-income markets showed strength. Bolstered by a string of six interest-rate cuts by the Federal Reserve aimed at curtailing the U.S. economic slowdown, the Lehman Brothers Aggregate Bond Index rose 3.62 percent, although bond returns dipped in the second quarter. This may reflect the view of many income investors that the economy is about to rebound, limiting the prospect for further interest-rate declines.

     With the market volatility of last year continuing into the first six months of 2001, the performance of the TIAA-CREF Mutual Funds remained sharply divided by asset classes. From July 2000 to the end of June 2001, our five fixed-income funds performed exceptionally well, posting gains ranging from the Money Market Fund's 5.88 percent to the Bond PLUS Fund's 11.11 percent. In contrast, funds that invest partly or wholly in equities fell in concert with the U.S. and global stock markets. Losses ranged from 13.65 percent for the Managed Allocation Fund to 37.19 percent for the Growth Equity Fund. (Please see pages 6 to 16 for more detailed performance information.) These varying returns underscore the value of maintaining a diversified portfolio. The following report offers details on each fund's recent performance and its holdings as of June 30.

     It is also important to keep in mind the erosive effects of high expenses, which take on a special significance in times like these. According to Lipper Analytical Services, Inc., the annual expenses of the 11 TIAA-CREF funds reported on here, which range from 0.26 percent to 0.49 percent after fee waivers, remain among the lowest of mutual funds with comparable investment objectives. Low expenses remain the one predictable factor in investing, and investors will be pleased to note that we are waiving a portion of management fees for the funds until at least July 1, 2006.

     We believe that our commitment to disciplined investing, our advocacy of diversification, and our low management fees are among the reasons that TIAA-CREF was named the second-most trusted financial services organization in a recent AMERICAN BANKER survey of more than 18,000 consumers. TIAA-CREF placed behind only USAA, Inc., which serves U.S. military personnel, and ahead of all banks, brokerage firms and insurance companies. We are proud to have earned your trust in up markets as well as down ones, and we plan to continue to prove that it is well founded.



/s/Martin L. Leibowitz

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER

THE ECONOMIC ENVIRONMENT IN 2001

THE U.S. ECONOMY

The sharp slowing in U.S. economic growth that began late last year continued through the first half of 2001 without relief. GDP growth after inflation averaged barely above an annualized rate of 1 percent for the half, the slowest six-month growth rate since the last recession, in 1990-1991.

     This year's slowdown was in part engineered by the Federal Reserve. Responding to higher inflation kindled by red-hot growth above 5 percent in late 1999 and early 2000, the Fed raised its key federal funds rate from 4.75 percent to 6.50 percent between June 1999 and May 2000. At the same time, energy prices spiked upward, partly in response to the strong economic growth; the braking power of the monetary tightening and higher energy prices took hold in the second half of last year and continued through the first half of this year. The stock market was down overall during this period, at once reacting to and reinforcing the economic slowdown.

     Manufacturing has been most negatively affected so far. Early this year, the auto industry bore the brunt of the slowdown. Weaker sales helped create an inventory glut, which carmakers addressed through production cuts and layoffs in the first quarter. High-tech manufacturing has also been hurt, by shrinking investments in business equipment in the wake of Y2K-related purchases. Declining profits and the sharp contraction in the dot-com world have also contributed to the cutback in investment and pressures on the industry.

     Nonetheless, consumer spending held up relatively well despite the strain on the production side of the economy, growing at a 2.6-percent annualized rate in the first half of the year, compared with a 4.7-percent rate for the same period last year. Indeed, strong consumer spending has kept recession at bay this year.

     Yet consumers have not been spared the negative effects of the economic slowing. Job creation slowed to a trickle in the first half; unemployment inched up; stock-market wealth continued to shrink; and income gains were eroded by higher energy prices. Consumer confidence dropped sharply in response but remains well above the level associated with recession. And despite their recent woes, consumers helped sustain the two linchpins of prosperity: an historically high level of employment, with the jobless rate at only 4.5 percent at midyear, and solid increases in real income, averaging a roughly 2-percent annualized growth rate through the first half of 2001.

     The Federal Reserve shifted monetary policy to an easing posture in January. It enacted six cuts in the federal funds rate, dropping it a total of
2.75 percentage points, to 3.75 percent, the rate's lowest level since 1994. In addition, fiscal stimulus was put in place, most immediately through tax rebate checks whose disbursement began in July. Those twin economic boosts will be aided by some easing in energy prices.

     If consumers remain optimistic as the monetary and fiscal remedies do their work, economic growth should strengthen during the second half of the year. The consensus among economic forecasters shows real GDP growth picking up to as much as a 3-percent rate in the fourth quarter and setting the stage for even stronger growth next year.

ECONOMIC GROWTH TUMBLES BUT INFLATION REMAINS TAME

[The following table represents a chart in the printed piece.]

OBS                        GDP                       CPI
------                     -----------               -----------
1990:1                     5.083379163               7.061598529
1990:2                     0.924531668               4.121540833
1990:3                    -0.731523604               7.084450077
1990:4                    -3.243470246               6.961203685
1991:1                    -1.95972885                3.021696473
1991:2                     2.262286999               2.393909042
1991:3                     0.983068066               3.081668675
1991:4                     2.172736948               3.357733776
1992:1                     3.767488413               2.736221282
1992:2                     3.793933068               3.110339571
1992:3                     3.126216523               3.086342384
1992:4                     5.377602129               3.547541676
1993:1                    -0.107243787               2.844098663
1993:2                     2.450455625               3.014391141
1993:3                     1.767323425               1.862147409
1993:4                     6.178995239               3.260476497
1994:1                     3.430683375               2.11657227
1994:2                     5.698906014               2.290070973
1994:3                     2.196510962               3.75460262
1994:4                     5.028017316               2.347000139
1995:1                     1.487415553               2.968425627
1995:2                     0.782125167               3.308093252
1995:3                     3.133464763               2.030168097
1995:4                     3.239081995               2.374305796
1996:1                     2.891003064               3.422621225
1996:2                     6.756364914               3.569913061
1996:3                     2.014295546               2.31974034
1996:4                     4.638693794               3.257342507
1997:1                     4.361426857               2.63004318
1997:2                     5.888939806               1.173745562
1997:3                     4.231854128               1.759304356
1997:4                     2.769091728               2.003694817
1998:1                     6.536666464               0.993164327
1998:2                     2.920236182               1.65525143
1998:3                     3.445651112               1.731383069
1998:4                     5.590468005               1.72392132
1999:1                     3.53544293                1.716523609
1999:2                     2.459943834               3.274392405
1999:3                     5.701381388               2.510253487
1999:4                     8.251986384               2.901282798
2000:1                     4.827357727               4.017181172
2000:2                     5.189534585               3.574269657

Source: Bureau of Economic Analysis, Bureau of Labor Statistics

/s/ Martha Peyton
-----------------
Martha Peyton
MANAGING DIRECTOR, TIAA INVESTMENT RESEARCH

4   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

THE GLOBAL ECONOMY

Over the first half of 2001, global equity markets continued the downward trend established in the latter part of last year, with the MSCI World Index posting an 11-percent loss by the end of June. The decline was led by sharp drops in the information technology (down 21.6 percent) and telecommunications (down 20.7 percent) sectors, which suffered from a significant deterioration in corporate earnings expectations for 2001 on top of global economic activity that has been
`    weakening since last fall.

     Rising energy prices played a key role in slowing global growth by dampening consumer demand while increasing companies' operating costs. At the same time, a weaker profit outlook for many firms depressed business confidence levels and investment plans.

     Beginning in early 2001, concerns about the extent of the U.S. economic slowdown and its potential ramifications for the rest of the world led the Federal Reserve to undertake a series of sharp reductions in the federal funds rate, its key policy rate. In all the Fed reduced the rate by 2.75 percentage points in the first half, to 3.75 percent. The resulting rapid widening of the spread between long- and short-term interest rates is considered an important source of economic stimulus over time.

     Other key central banks also reduced their policy rates, but in a rather less aggressive fashion, as they judged local economic conditions to differ in significant ways from those in the U.S. Overall, the policies of key central banks are apparently intended to stimulate economic growth while dampening inflationary expectations.

     Long-term interest rates on foreign government bonds fell almost one-quarter of a percentage point during the first half of 2001, continuing a trend that saw such rates decline more than one-half a point in 2000. Lower longer-term yields resulted from the cuts in short-term interest rates as well as from lessened fear of inflation stemming from expectations of subpar economic growth, greater unemployment and easing energy prices.

     The faltering Japanese economy will, in the short run at least, provide no positive impetus to global economic growth. Likely reform measures may portend large-scale economic restructuring, which could further erode local business and consumer confidence. Bankruptcy rates are expected to rise as restructuring efforts continue, raising further questions about the solvency of the nation's banking system. Meanwhile, relatively high levels of unemployment and job-market uncertainty continue to stifle consumer spending.

     In the euro area, consumer and business confidence levels (particularly in the manufacturing sector) have steadily eroded, and while negative effects of high energy costs on confidence levels will probably ease over time, significantly more growth-oriented policies by the European Central Bank are likely to be delayed.

     A slowing global economy, together with reduced inflationary pressures, has contributed to generally easier monetary conditions. Resulting lower interest rates, combined with less-restrictive fiscal stances in major countries, should soften the degree and duration of the global slowdown.



/s/ Harvey S. Kerrich

Harvey S. Kerrich
TIAA-CREF ECONOMIST


GLOBAL STOCK PERFORMANCE CONTINUES TO DECLINE

            [Data below represents line chart in the printed piece]

MSCI World Indices/Interest

                                  MSCI World
                                  Information
             MSCI World Index   Technology Index
             ----------------   ----------------

 12/99           1420.89           199.59
 1/00            1338.25           185.49
 2/00            1340.58           207.12
 3/00            1431.94           219.18
 4/00            1370.11           201.63
 4/00            1334.14           181.11
 6/00            1377.72           198.79
 7/00            1337.65           186.55
 8/00            1379.87           204.34
 9/00            1305.25           166.45
 10/00           1282.14           153.68
 11/00           1203.05           126.75
 12/2000         1221.25           116.16
 1/2001          1244.22           131.32
 2/2001          1137.88           96.06
 3/2001          1061.26           84.65
 4/2001          1138.09           99.15
 5/2001          1121.09           93.47
 6/2001          1084.79           91.12

                              Source: Morgan Stanley Capital International, Inc.

INTEREST RATES EDGE DOWN WORLDWIDE

             [Data below represents line chart in the printed piece]


                 US         Euro Area       Global         Japan
             Short-Term    Short-Term     Short-Term     Short-Term
             ----------    ----------     ----------     ----------
 12/99          4.81         6.13           3.44           0.31
 1/00           4.89         6.04           3.34           0.15
 2/00           4.87         6.1            3.54           0.13
 3/00           4.81         6.2            3.75           0.14
 4/00           4.74         6.31           3.93           0.12
 4/00           4.75         6.75           4.35           0.1
 6/00           4.72         6.79           4.5            0.13
 7/00           4.63         6.73           4.58           0.22
 8/00           4.68         6.69           4.78           0.32
 9/00           4.64         6.67           4.85           0.41
 10/00          4.56         6.78           5.04           0.52
 11/00          4.38         6.75           5.09           0.55
 12/2000        4.19         6.54           4.93           0.62
 1/2001         4.18         5.73           4.77           0.5
 2/2001         4.07         5.35           4.75           0.41
 3/2001         3.98         4.96           4.71           0.19
 4/2001         4.21         4.63           4.68           0.1
 5/2001         4.23         4.11           4.64           0.07
 6/2001         4.01         3.83           4.45           0.07

                              Source: British Bankers Association and Datastream

                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  5

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.


PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM)

o Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

o Actively managed part of the fund (41.2 percent as of 6/30/2001) is composed of international stocks of companies we believe have strong management and sustainable prospects for growth.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The International Equity Fund returned -16.93 percent for the period, compared with the -14.87-percent return of its benchmark, the Morgan Stanley EAFE(R) Index and the -12.53 percent average return of similar funds as measured by the Lipper International Fund Index.

     Despite strong returns from defensive holdings in energy (BP Plc and Dutch oil field services provider IHC Caland NV) and financial services (Lloyds TSB Group Plc), weakness in other industries hurt performance versus the fund's benchmark. In particular, an overweight in technology companies across Europe--including British electronics equipment firm Spirent Plc and telecom giant Marconi Plc, Finnish phone maker Nokia and German semiconductor manufacturer Infineon Technologies--as well as too-light holdings elsewhere within the sector held returns down despite a slight second-quarter recovery in technology shares.

     During the period the fund was slightly overweight in the European region versus the EAFE benchmark, with an offsetting underweight in shares in the Asia-Pacific region.


VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

             [Data below represents line chart in the printed piece]

                           Lipper        Morgan Stanley           International
                       International        EAFE                     Equity
                         Fund Index         Index                     Fund
                       -------------     --------------           -------------
Sep 2, 97                  10000            10000                      10000
Sep 30, 97                 10642            10560                      10570
Oct 31, 97                 9834             9748                       9759
Nov 30, 97                 9753             9649                       9682
Dec 31, 97                 9830             9733                       9770
Jan 31, 98                 10068            10178                      10186
Feb 28, 98                 10712            10831                      10767
Mar 31, 98                 11294            11165                      11194
Apr 30, 98                 11467            11253                      11292
May 31, 98                 11490            11198                      11303
Jun 30, 98                 11390            11284                      11391
Jul 31, 98                 11565            11397                      11479
Aug 31, 98                 9901             9985                       9967
Sep 30, 98                 9593             9679                       9562
Oct 31, 98                 10298            10687                      10394
Nov 30, 98                 10814            11235                      11095
Dec 31, 98                 11080            11677                      11652
Jan 31, 99                 11148            11643                      11973
Feb 28, 99                 10861            11365                      11741
Mar 31, 99                 11223            11840                      12017
Apr 30, 99                 11746            12319                      12349
May 31, 99                 11309            11685                      11741
Jun 30, 99                 11845            12140                      12305
7/31/99                    12109            12501                      12990
8/31/99                    12205            12547                      13056
9/30/99                    12244            12673                      13289
10/31/99                   12671            13148                      13863
11/30/99                   13600            13605                      15610
12/31/99                   15271            14826                      18158
1/31/2000                  14378            13884                      17548
2/29/2000                  15327            14258                      20394
3/31/2000                  15367            14810                      19039
4/30/2000                  14392            14031                      17244
5/31/2000                  13997            13688                      16261
6/30/2000                  14645            14224                      17029
7/31/2000                  14170            13627                      16239
8/31/2000                  14410            13746                      16622
9/30/2000                  13570            13076                      15561
10/31/2000                 13108            12767                      15030
11/30/2000                 12555            12289                      13969
12/31/2000                 13023            12725                      14528
1/31/2001                  13100            12730                      14365
2/28/2001                  12181            11778                      13176
3/31/2001                  11324            10978                      12298
4/30/2001                  12013            11732                      13095
5/31/2001                  11722            11298                      12636
6/30/2001                  11391            10833                      12068

TEN LARGEST HOLDINGS AS OF 6/30/2001

                                                       % OF NET
COMPANY                           COUNTRY               ASSETS      MARKET VALUE
--------------------------------------------------------------------------------
Nokia Oyj                         Finland                1.95       $4,512,472
GlaxoSmithKline Plc               United Kingdom         1.79        4,138,981
SAP AG                            Germany                1.66        3,841,726
Unilever NV                       Netherlands            1.53        3,546,404
Diageo Plc                        United Kingdom         1.47        3,391,944
Lloyds TSB Group Plc              United Kingdom         1.46        3,377,187
ASM Lithography Holding NV        Netherlands            1.45        3,364,233
Toyota Motor Corp                 Japan                  1.41        3,253,298
Compass Group Plc                 United Kingdom         1.26        2,924,628
BP Plc                            United Kingdom         1.26        2,913,289

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES       CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                    SINCE                        SINCE            ANNUAL          NET ASSETS
                                     1 YEAR      INCEPTION(2)      1 YEAR     INCEPTION(2)       EXPENSES         IN MILLIONS
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            -29.13%     5.03%             -29.13%    20.68%              0.49%(3)         $231.51
Morgan Stanley EAFE Index            -23.84      2.12              -23.84      8.36                --                --
Lipper International Fund Index      -22.21      3.44              -22.21     13.84                --                --
-----------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE INTERNATIONAL EQUITY FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT
     PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE INTERNATIONAL EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION. THERE ARE SPECIAL RISKS ASSOCIATED WITH INVESTING IN FUNDS THAT INVEST PRIMARILY IN FOREIGN SECURITIES, SUCH AS THE INTERNATIONAL EQUITY FUND. THESE SPECIAL RISKS INCLUDE ERRATIC MARKET CONDITIONS, ECONOMIC AND POLITICAL INSTABILITY, AND FLUCTUATIONS IN CURRENCY EXCHANGE RATES.

(2)  INCEPTION DATE OF THE INTERNATIONAL EQUITY FUND WAS 9/2/1997.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.


6  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable rate of return mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) The indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

o Actively managed part of the fund (51.9 percent as of 6/30/2001) is concentrated in stocks of rapidly growing companies with products and/or services dominant in their sector.

o This fund may invest up to 40 percent of the portfolio in international stocks as opportunities arise.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Growth Equity Fund posted a return of -15.70 percent for the period, compared with the -13.25-percent return of its benchmark, the Russell 3000(R) Growth Index, and the -10.59-percent average return of similar funds, as measured by the Lipper Growth Fund Index.

     Several factors within the actively managed portion of the fund detracted from its performance versus the benchmark, chief among them the overall returns of its technology holdings despite a modest recovery in the second quarter. In particular, the fund had overweight positions versus its benchmark in technology infrastructure companies such as data storage hardware maker EMC Corp. and database software giant Oracle Corp. as well as chipmaker Applied Micro Devices. It was also underweight in more defensive technology names such as IBM.

     These developments overshadowed solid performance among investments within the health care sector, including health-products wholesaler Cardinal Health; significant holdings in security and protection products and services giant Tyco International Ltd.; and overweight holdings across a wide range of financial-services firms, which benefited from a series of interest-rate drops throughout the first half.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

             [Data below represents line chart in the printed piece]

                   Lipper        Russell Index      Growth Equity Fund
                 ---------       -------------      ------------------
Sep 2, 97          10000            10000                 10000
Sep 30, 97         10572            10524                 10535
Oct 31, 97         10231            10109                 10189
Nov 30, 97         10466            10469                 10640
Dec 31, 97         10643            10575                 10819
Jan 31, 98         10714            10847                 11097
Feb 28, 98         11469            11675                 11899
Mar 31, 98         11960            12144                 12434
Apr 30, 98         12088            12303                 12658
May 31, 98         11791            11903                 12327
Jun 30, 98         12300            12578                 13064
Jul 31, 98         12170            12409                 12883
Aug 31, 98         10215            10465                 10638
Sep 30, 98         10897            11288                 11461
Oct 31, 98         11651            12171                 12402
Nov 30, 98         12345            13098                 13300
Dec 31, 98         13377            14280                 14711
Jan 31, 99         13948            15104                 15606
Feb 28, 99         13473            14364                 14905
Mar 31, 99         14057            15104                 15520
Apr 30, 99         14414            15214                 15649
May 31, 99         14133            14783                 15390
Jun 30, 99         14969            15799                 16522
7/31/99            14599            15297                 15951
8/31/99            14434            15488                 16102
9/30/99            14193            15204                 15929
10/31/99           15067            16300                 16673
11/30/99           15704            17235                 17643
12/31/99           17118            19112                 19566
1/31/2000          16500            18268                 18712
2/29/2000          17475            19409                 20090
3/31/2000          18364            20506                 21490
4/30/2000          17446            19451                 20556
5/31/2000          16677            18422                 19384
6/30/2000          17599            19884                 20932
7/31/2000          17208            18994                 19987
8/31/2000          18494            20732                 21990
9/30/2000          17364            18833                 19828
10/31/2000         16876            17898                 18917
11/30/2000         15072            15219                 16049
12/31/2000         15254            14828                 15596
1/31/2001          15652            15865                 16589
2/28/2001          13837            13207                 13633
3/31/2001          12748            11788                 12057
4/30/2001          13944            13275                 13633
5/31/2001          13928            13117                 13463
6/30/2001          13638            12864                 13148

TEN LARGEST HOLDINGS AS OF 6/30/2001

   COMPANY                                        % OF NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------

General Electric Co                                     7.92         $56,132,944
Microsoft Corp                                          5.60          39,687,180
Pfizer, Inc                                             4.88          34,570,599
AOL Time Warner, Inc                                    3.69          26,148,557
Intel Corp                                              3.53          25,046,775
Wal-Mart Stores, Inc                                    2.31          16,402,510
Cisco Systems, Inc                                      2.26          15,998,746
Oracle Corp                                             2.19          15,500,504
American International Group, Inc                       1.99          14,079,490
Home Depot, Inc                                         1.92          13,601,444


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
   GROWTH EQUITY FUND                 -37.19%    7.41%              -37.19%   31.48%            0.45%(3)           $708.73
   Russell 3000(R)Growth Index(4)     -35.31     6.79               -35.31    28.61              --                 --
   Lipper Growth Fund Index           -22.49     8.43               -22.49    36.39              --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE GROWTH EQUITY FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE GROWTH EQUITY FUND WAS 9/2/1997.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

(4) RUSSELL 3000(R) GROWTH INDEX (RUSSELL 3000 IS A TRADEMARK AND A SERVICE MARK OF THE FRANK RUSSELL COMPANY).

                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds   7

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.


PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

o Actively managed part of the fund (41.2 percent as of 6/30/2001) buys stocks when they are attractively priced compared to growth potential and asset value.

o This fund may invest up to 20 percent of the portfolio in foreign securities.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Growth & Income Fund posted a return of -8.12 percent for the period, which was 1.42 percentage points behind the performance of the benchmark S&P 500 Index and 5.26 points behind the average similar fund as measured by the Lipper Growth & Income Fund Index.

     The fund was buoyed by strong stock selection among key consumer noncyclical companies (including overweight positions versus its benchmark in Home Depot and Unilever, and an underweight in Coca-Cola, which faced reduced worldwide demand), and across a wide range of stocks within the health care industry (including Abbott Laboratories) and the basic industries sector.

     Overall the fund's performance versus its benchmark suffered from a slight underweight in consumer noncyclicals, which performed relatively well as investor sentiment shifted away from more growth-oriented sectors. Its returns were also hurt by a slight underweight in Microsoft, whose shares rose following the U.S. federal court antitrust ruling that kept the company intact. The fund was significantly invested in telecommunications companies such as Lucent Technologies and Level 3 Communications and in Finnish phone maker Nokia, all of which suffered from widespread weakness throughout the industry.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

            [Data below represents line chart in the printed piece]

                    Lipper Growth &       S&P Index          Growth & Income
                   Income Fund Index         500                  Fund
                  --------------------     ------            ---------------
Sep 2, 97                  10000            10000                 10000
Sep 30, 97                 10505            10548                 10542
Oct 31, 97                 10156            10195                 10207
Nov 30, 97                 10440            10667                 10667
Dec 31, 97                 10616            10851                 10837
Jan 31, 98                 10636            10971                 10952
Feb 28, 98                 11303            11762                 11708
Mar 31, 98                 11826            12365                 12430
Apr 30, 98                 11890            12490                 12651
May 31, 98                 11708            12275                 12451
Jun 30, 98                 11849            12773                 12917
Jul 31, 98                 11559            12636                 12854
Aug 31, 98                 9926             10809                 10934
Sep 30, 98                 10372            11502                 11499
Oct 31, 98                 11125            12437                 12482
Nov 30, 98                 11661            13191                 13296
Dec 31, 98                 12058            13951                 14143
Jan 31, 99                 12171            14534                 14822
Feb 28, 99                 11902            14082                 14313
Mar 31, 99                 12313            14645                 15016
Apr 30, 99                 13111            15212                 15686
May 31, 99                 12921            14853                 15271
Jun 30, 99                 13456            15677                 16248
7/31/99                    13070            15188                 15769
8/31/99                    12781            15113                 15471
9/30/99                    12379            14698                 15100
10/31/99                   12909            15628                 16029
11/30/99                   13023            15946                 16466
12/31/99                   13489            16885                 17602
1/31/2000                  12960            16037                 16763
2/29/2000                  12539            15733                 16674
3/31/2000                  13716            17273                 18337
4/30/2000                  13472            16753                 17795
5/31/2000                  13422            16409                 17418
6/30/2000                  13371            16814                 17881
7/31/2000                  13323            16551                 17682
8/31/2000                  14152            17579                 18846
9/30/2000                  13764            16651                 17775
10/31/2000                 13804            16580                 17664
11/30/2000                 13048            15273                 16198
12/31/2000                 13541            15348                 16312
1/31/2001                  13814            15893                 16846
2/28/2001                  13068            14444                 15267
3/31/2001                  12476            13529                 14214
4/30/2001                  13310            14580                 15319
5/31/2001                  13480            14677                 15412
6/30/2001                  13153            14320                 14986

TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                                        % OF NET ASSETS      MARKET VALUE
--------------------------------------------------------------------------------

General Electric Co                                  4.39            $28,626,390
Microsoft Corp                                       3.43             22,350,921
Exxon Mobil Corp                                     3.13             20,414,830
Citigroup, Inc                                       2.56             16,676,463
AOL Time Warner, Inc                                 2.45             15,948,866
Pfizer, Inc                                          2.42             15,734,644
Wal-Mart Stores, Inc                                 2.04             13,316,934
Intel Corp                                           2.03             13,211,201
American International Group, Inc                    2.00             13,057,638
Tyco International Ltd                               1.87             12,169,523

PERFORMANCE AT A GLANCE AS OF 6/30/2001


                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                  -16.19%    11.15%             -16.19%   49.88%              0.43%(3)        $651.48
S&P 500 Index                         -14.83      9.84              -14.83    43.22                --                 --
Lipper Growth & Income Fund Index      -1.62      7.39               -1.62    31.43                --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE GROWTH & INCOME FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH & INCOME FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE GROWTH & INCOME FUND WAS 9/2/1997.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

8  TIAA-CREF Mutual Funds 2001 SEMI-ANNUAL REPORT

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R) Index, a broad stock market index.


PORTFOLIO PROFILE

o Benchmarked to the Russell 3000 Index.

o Uses a sampling  approach  to create a  portfolio  that  closely  matches  the
  investment   characteristics  of  the  Russell  3000  Index  without  actually investing in all 3,000 stocks in the index.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Equity Index Fund posted a return of -6.20 percent for the period, which was
0.09 percentage points behind its benchmark Russell 3000 Index.

     For the broad domestic stock market the Equity Index Fund attempts to track, the first half of 2001 was a tale of two quarters. During the first three months of the year, the slowing U.S. economy, higher energy prices and weakness in the high-technology sector contributed to a continuation of the decline in equity prices that began in mid-2000 as investors fled stocks and sought shelter in the relative safety of fixed-income investments. The Russell 3000 Index plunged 12.15 percent in the first quarter.

     In response to the economic slowdown, the Federal Reserve cut its federal funds rate six times during the first half. In addition, Congress passed tax cuts, in part designed to stimulate the economy. Helped by these moves and by resilient consumer spending, stocks gained 6.88 percent in the second quarter, leaving the Russell 3000 with an overall return of -6.11 percent at midyear.

     In general, index portfolios, which seek to match the risk and return profile of the market, performed accordingly, with minor differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or a combination of the two.


VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

             [Data below represents line chart in the printed piece]


                       Russell 3000(R)   Equity Index
                           Index            Index
                       --------------    -------------
Apr 3, 2000                10000            10000
Apr 30, 2000               9648             9655
May 31, 2000               9377             9396
Jun 30, 2000               9654             9674
7/31/2000                  9484             9511
8/31/2000                  10187            10221
9/30/2000                  9726             9751
10/31/2000                 9587             9616
11/30/2000                 8703             8734
12/31/2000                 8850             8873
1/31/2001                  9153             9173
2/28/2001                  8316             8342
3/31/2001                  7774             7792
4/30/2001                  8398             8420
5/31/2001                  8465             8477
6/30/2001                  8309             8323

TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                                      % OF NET ASSETS        MARKET VALUE
--------------------------------------------------------------------------------
General Electric Co                                3.96              $3,234,514
Microsoft Corp                                     2.60               2,127,585
Exxon Mobil Corp                                   2.47               2,016,213
Citigroup, Inc                                     2.17               1,777,855
Pfizer, Inc                                        2.07               1,690,671
AOL Time Warner, Inc                               1.84               1,505,465
Intel Corp                                         1.61               1,315,782
International Business Machines Corp               1.60               1,309,331
American International Group, Inc                  1.42               1,157,388
Johnson & Johnson                                  1.21                 990,692

PERFORMANCE AT A GLANCE AS OF 6/30/2001


                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND                     -13.97%    -13.72%            -13.97%   -16.77%             0.26%(3)         $81.74
Russell 3000(R)Index(4)               -13.93     -13.84             -13.93    -16.91               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE EQUITY INDEX FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE EQUITY INDEX FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE EQUITY INDEX FUND WAS 4/3/2000.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

(4) RUSSELL 3000(R) INDEX (RUSSELL 3000 IS A TRADEMARK AND A SERVICE MARK OF THE FRANK RUSSELL COMPANY).

                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  9

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.


PORTFOLIO PROFILE

o Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the U.S. stock market as represented by the S&P 500 Index.

o The fund does not currently invest in companies that: fail to adhere to sound environmental policies and practices; have significant involvement in weapons manufacturing; operate in Northern Ireland without adopting the MacBride Principles or complying with the Fair Employment (Northern Ireland) Act of 1989; produce and market alcoholic beverages or tobacco products; produce nuclear energy; or have a significant portion of their business in gaming or gambling operations.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Social Choice Equity Fund returned -8.57 percent for the period, trailing its benchmark, the S&P 500 Index, by 1.87 percentage points and underperforming the average similar fund, as measured by the Lipper Growth & Income Fund Index, by 5.71 points.

     Because the fund uses social and environmental screens, not all the stocks in the S&P 500 are eligible for its portfolio, and its industry profile differs from that of its benchmark. These factors, which helped the fund outperform the S&P in 2000, were chiefly responsible for its underperformance versus the benchmark in the first half of 2001.

     The effects of the screens were felt most strongly in the energy sector, which benefited from rising oil and gas prices as well as investor shifts away from the volatile technology sector.


VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION


                           Lipper
                     Growth and Income     S&P 500                 Social Choice
                         Fund Index         Index                   Equity Fund
                     -----------------     -------                 -------------

Apr 3, 2000                10000            10000                      10000
Apr 30, 2000               9822             9699                       9719
May 31, 2000               9786             9500                       9578
Jun 30, 2000               9748             9734                       9831
7/31/2000                  9713             9582                       9719
8/31/2000                  10318            10177                      10244
9/30/2000                  10035            9640                       9709
10/31/2000                 10064            9599                       9644
11/30/2000                 9512             8842                       8921
12/31/2000                 9872             8886                       9060
1/31/2001                  10071            9201                       9353
2/28/2001                  9528             8362                       8463
3/31/2001                  9096             7832                       7952
4/30/2001                  9704             8441                       8482
5/31/2001                  9828             8498                       8520
6/30/2001                  9589             8291                       8283


TEN LARGEST HOLDINGS AS OF 6/30/2001

COMPANY                                        % OF NET ASSETS      MARKET VALUE
--------------------------------------------------------------------------------

Microsoft Corp                                        3.73            $2,138,900
Citigroup, Inc                                        2.85             1,637,353
American International Group, Inc                     2.35             1,349,168
AOL Time Warner, Inc                                  2.26             1,297,281
Wal-Mart Stores, Inc                                  2.13             1,221,757
International Business
    Machines Corp                                     2.05             1,177,573
Johnson & Johnson                                     1.98             1,134,860
Intel Corp                                            1.96             1,126,125
Merck & Co, Inc                                       1.83             1,047,293
Verizon Communications, Inc                           1.59               913,566

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND            -15.74%   -14.05%              -15.74%   -17.17%             0.27%(3)         $57.35
S&P 500 Index                        -14.83    -14.02               -14.83    -17.09               --                 --
Lipper Growth & Income Fund Index    -1.62     -3.29                -1.62     -4.09                --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE SOCIAL CHOICE EQUITY FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT
     PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SOCIAL CHOICE EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2)  INCEPTION DATE OF THE SOCIAL CHOICE EQUITY FUND WAS 4/3/2000.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

10  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

MANAGED ALLOCATION FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and investment income.

PORTFOLIO PROFILE

o Allocation mixture of 60 percent equities and 40 percent fixed-income may shift up or down by up to 15 percentage points, depending on market, economic, and financial conditions.

o The equity portion consists of a changing mixture of three equity funds: the International Equity, Growth Equity, and Growth & Income Funds.

o The fixed-income portion is invested mostly in shares of the Bond PLUS, Short-Term Bond, and High-Yield Bond Funds, with occasional investments in the Money Market Fund.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Managed Allocation Fund, which invests in other TIAA-CREF mutual funds, posted a return of -6.36 percent for the period, which was 2.81 percentage points behind its benchmark Managed Allocation Composite Index and 4.69 points behind the average return of similar funds as measured by the Lipper Balanced Fund Index.

     During the period the fund lowered its target exposure to the International Equity Fund (from 10.6 percent of assets to 10.1 percent), continuing a gradual trend begun in early 2000, as well as its allocation to the Money Market Fund (from 1 percent to 0.50 percent). Corresponding increases occurred in the allocations to the Growth Equity (from 24.7 percent to 25.2 percent) and High-Yield Bond (from 2 percent to 2.5 percent) funds.

     The fund's underperformance versus the benchmark stemmed largely from the returns generated by the actively managed portions of the funds in which it invests.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                      Lipper Balanced     Managed Allocation         Managed
                         Fund Index        Composite Index*      Allocation Fund
                      ---------------     ------------------     ---------------
9/2/97                     10,000              10,000                  10,000
Sep 30, 97                 10,399              10388                   10375
Oct 31, 97                 10,210              10235                   10178
Nov 30, 97                 10,397              10537                   10396
Dec 31, 97                 10,550              10689                   10539
Jan 31, 98                 10,624              10859                   10728
Feb 28, 98                 11,046              11315                   11139
Mar 31, 98                 11,384              11651                   11499
Apr 30, 98                 11,463              11743                   11637
May 31, 98                 11,347              11684                   11563
Jun 30, 98                 11,552              11963                   11882
Jul 31, 98                 11,417              11927                   11861
Aug 31, 98                 10,433              10999                   10839
Sep 30, 98                 10,884              11399                   11207
Oct 31, 98                 11,291              11962                   11721
Nov 30, 98                 11,704              12411                   12203
Dec 31, 98                 12,136              12828                   12777
Jan 31, 99                 12330               13117                   13178
Feb 28, 99                 12034               12793                   12799
Mar 31, 99                 12331               13131                   13164
Apr 30, 99                 12736               13455                   13382
May 31, 99                 12540               13172                   13120
Jun 30, 99                 12886               13568                   13585
7/31/99                    12645               13390                   13443
8/31/99                    12512               13362                   13421
9/30/99                    12352               13264                   13409
10/31/99                   12710               13746                   13829
11/30/99                   12848               13937                   14336
12/31/99                   13228               14454                   15231
1/31/2000                  12896               13977                   14827
2/29/2000                  12865               13962                   15488
3/31/2000                  13623               14757                   15975
4/30/2000                  13373               14433                   15512
5/31/2000                  13248               14246                   15106
6/30/2000                  13460               14600                   15692
7/31/2000                  13423               14470                   15454
8/31/2000                  14022               15001                   16202
9/30/2000                  13727               14570                   15493
10/31/2000                 13715               14538                   15264
11/30/2000                 13217               14018                   14350
12/31/2000                 13546               14214                   14471
1/31/2001                  13833               14550                   14898
2/28/2001                  13297               13833                   13783
3/31/2001                  12867               13328                   13106
4/30/2001                  13408               13913                   13811
5/31/2001                  13527               13929                   13764
6/30/2001                  13320               13719                   13551

*(48% S&P 500, 40% Lehman Brothers Aggregate Bond Index; 12% Morgan Stanley EAFE Index)

ASSET ALLOCATION AS OF 6/30/2001

         [The table below represents a pie chart in the printed piece.]

                     Bond PLUS Fund                     39%
                     High-Yield Bond Fund                2%
                     Money Market Fund/Cash              1%
                     International Equity Fund           8%
                     Growth Equity Fund                 25%
                     Growth & Income Fund               25%


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION FUND               -13.65%    8.26%              -13.65%   35.51%              0.40%(3)          $324.72
Managed Allocation Composite Index(4) -5.49      7.91               -5.49     33.84               --                 --
Lipper Balanced Fund Index            -1.05      7.80               -1.05     33.35               --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE MANAGED ALLOCATION FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE,
     VISIT         THE          TIAA-CREF          WEB         CENTER         AT
     www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MANAGED ALLOCATION FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2)  INCEPTION DATE OF THE MANAGED ALLOCATION FUND WAS 9/2/1997.

(3) THE MANAGED ALLOCATION FUND OPERATES AT A ZERO EXPENSE RATIO BECAUSE THE FUND ADVISOR DOESN'T RECEIVE A MANAGEMENT FEE FOR ITS SERVICES TO THE FUND AND HAS AGREED TO BE RESPONSIBLE FOR PROVIDING THE SERVICES REASONABLY NECESSARY FOR THE ORDINARY OPERATIONS OF THE FUND. SHAREHOLDERS INDIRECTLY BEAR THEIR PRO RATA SHARE OF THE FEES AND EXPENSES OF THE FUNDS IN WHICH THE MANAGED ALLOCATION FUND INVESTS. WITH A TYPICAL ASSET MIX FOR THE MANAGED ALLOCATION FUND -- 25% GROWTH EQUITY FUND, 25% GROWTH & INCOME FUND, 10% INTERNATIONAL EQUITY FUND, 37% BOND Plus FUND, 2% HIGH-YIELD BOND FUND, AND 1% MONEY MARKET FUND/CASH -- THE EXPENSE RATIO WOULD BE 0.40%.

(4) COMPOSITE INDEX: 48%, S&P 500 INDEX; 40%, LEHMAN BROTHERS AGGREGATE BOND INDEX; 12%, MORGAN STANLEY EAFE INDEX.

                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  11

HIGH-YIELD BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF High-Yield Bond Fund seeks high current income, and, when consistent with its primary objective, capital appreciation.


PORTFOLIO PROFILE

o Invests   primarily  in   lower-rated,   higher-yielding   fixed-income   debt
  securities, such as domestic and foreign corporate bonds, debentures, and notes, as well as convertible securities and preferred stocks.

o Under normal market conditions, the fund invests at least 80 percent of its assets in debt and other fixed-income securities rated lower than investment grade or other non-rated high-yielding securities.

o May invest up to 20 percent of its assets in other securities, including payment in kind or deferred interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3, and illiquid securities.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

     The High-Yield Bond Fund returned 5.28 percent for the period, beating its benchmark, the Merrill Lynch BB/B Cash Pay Index, by 0.55 percentage points. It also outperformed the average similar fund, as measured by the Lipper High-Yield Bond Fund Index, by 5.15 points.

     The high-yield market as a whole performed well during the first six months of 2001 despite declines in the telecommunications sector, which was down 20.7 percent by midyear. Consequently, new bond issuance and mutual fund inflows were strong.

     In the second quarter the High-Yield Bond Fund took a relatively conservative approach to the market in general and to telecommunications in particular, maintaining a significant exposure to higher-rated securities. This stance was rewarded, as was the fund's individual credit selection. Strong performance versus the benchmark was helped by sectors including auto suppliers (such as Collins & Aikman), consumer products (Carrols Corp.) and print and broadcast media (trade publisher Advanstar), as well as in chemicals, energy and restaurants.


VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                     Lipper High-Yield     Merrill Lynch BB/B       High-Yield
                      Bond Fund Index        Cash Pay Index         Bond Fund
                     -----------------     ------------------       ----------

Apr 3, 2000                10000                  10000                10000
Apr 30, 2000               9956                   10012                10106
May 31, 2000               9779                   9926                 10106
Jun 30, 2000               9960                   10123                10320
7/31/2000                  9978                   10193                10440
8/31/2000                  10030                  10332                10599
9/30/2000                  9882                   10268                10531
10/31/2000                 9544                   9989                 10373
11/30/2000                 9012                   9700                 10092
12/31/2000                 9167                   9939                 10330
1/31/2001                  9775                   10518                10918
2/28/2001                  9807                   10649                11057
3/31/2001                  9481                   10523                10950
4/30/2001                  9357                   10436                10911
5/31/2001                  9458                   10613                11071
6/30/2001                  9180                   10409                10875


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2001

   RATING                                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS ............................................   5.1
   (not rated)

BONDS
   Baa/BBB ..........................................................   6.1
   Ba/BB ............................................................  37.1
   B ................................................................  47.0
   Below B- .........................................................   4.7

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND FUND                   5.38%     6.97%               5.38%     8.75%              0.34%(3)         $78.49
Merrill Lynch BB/B Cash Pay Index      2.80      3.28                2.80      4.09                --                 --
Lipper High-Yield Bond Fund Index     -7.83     -6.61               -7.83     -8.20                --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE HIGH-YIELD BOND FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE HIGH-YIELD BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE HIGH-YIELD BOND FUND WAS 4/3/2000.

(3) THIS ANNUALIZED RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2006.

12  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Short-Term Bond Fund seeks high current income consistent with preservation of capital.


PORTFOLIO PROFILE

o Invests in a broad range of debt securities constituting the Lehman Brothers Mutual Fund Short (1-5 years) Government/Credit Index. These are primarily U.S. Treasury and Agency securities, and corporate bonds with maturities from 1 to 5 years.

o May  also  invest  in  foreign   corporate   bonds,   debentures   and  notes,
  mortgage-backed securities, asset-backed securities, convertible securities, and preferred stocks.

o Seeks to maintain an average duration (changes in the portfolio's value in response to changes in interest rates) close to or equal to that of its benchmark.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Short-Term Bond Mutual Fund gained 4.29 percent for the period, closely tracking the 4.31 percent returns of its benchmark, the Lehman Brothers Mutual Fund Short G/C Index and the 4.18 percent average return of similar funds, as measured by the Lipper Short Investment Grade Fund Index.

     Due to concerns about the U.S. economic slowdown, the fund took a defensive posture to start the year, employing an overweight position in the higher-quality agency and asset-backed sectors and a modest underweight in riskier corporate securities. After the Federal Reserve began aggressively lowering short-term interest rates in January, we added to our corporate holdings in the belief that the rate cuts would effectively forestall a severe economic turndown. These moves were rewarded as investors gained confidence in a relatively quick economic recovery, leading the spread sectors (agency, corporate and asset-backed bonds) to perform well throughout the half.

     The fund  benefited  from  overweights  in  spread-sector  products;  these
positions  remain   concentrated  in   shorter-maturity   (one-  to  three-year)
securities.


VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                                              Lehman Brothers
                        Lipper Short            Mutual Funds
                      Investment Grade        Short (1-5 year)       Short-Term
                         Fund Index       Government/Credit Index    Bond Fund
                      ----------------    -----------------------    ----------

Apr 3, 2000                10000                   10000               10000
Apr 30, 2000               10002                   10004               10002
May 31, 2000               10037                   10034               10026
Jun 30, 2000               10148                   10173               10171
7/31/2000                  10211                   10245               10249
8/31/2000                  10286                   10343               10357
9/30/2000                  10373                   10439               10456
10/31/2000                 10404                   10484               10503
11/30/2000                 10499                   10597               10621
12/31/2000                 10610                   10754               10784
1/31/2001                  10761                   10917               10947
2/28/2001                  10836                   11006               11032
3/31/2001                  10914                   11097               11134
4/30/2001                  10941                   11110               11147
5/31/2001                  11008                   11175               11210
6/30/2001                  11054                   11217               11246


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2001

RATING                                                            % OF PORTFOLIO
--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS .............................................   7
   (not rated)

U.S. GOVERNMENTS .....................................................  38

CORPORATE BONDS
   Aaa/AAA ...........................................................  19
   Aa/AA .............................................................   6
   A/A ...............................................................  18
   Baa/BBB ...........................................................  12

PERFORMANCE AT A GLANCE AS OF 6/30/2001



                                   AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                         OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                   SINCE                        SINCE              ANNUAL          NET ASSETS
                                        1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                     10.58%     9.90%              10.58%    12.46%              0.30%(3)        $57.49
Lehman Brothers Mutual Fund
    Short (1-5 yr) Gov/Credit Index      10.27      9.70               10.27     12.17                --                 --
Lipper Short Investment Grade
    Fund Index                            8.91      8.34                8.91     10.54                --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE SHORT-TERM BOND FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SHORT-TERM BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE SHORT-TERM BOND FUND WAS 4/3/2000.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  13

TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.


PORTFOLIO PROFILE

o Invests almost all of its assets in investment-grade municipal securities that are exempt from regular federal income tax.

o Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

o Can invest up to 20 percent of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Tax-Exempt Bond Fund returned 3.32 percent for the period, outperforming its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, by 0.55 percentage points.

     Municipal bond issuance surged throughout the first half of 2001 as state and local governments refinanced large amounts of outstanding debt to take advantage of declining interest rates. Despite the flood of new issues, municipal bond prices held up well due to buoyant demand, mainly among equity investors seeking shelter from falling stock prices in the first quarter and by cash investors seeking higher long-term interest rates in the second. Investors poured more than $1 billion into municipal bond funds during five of the first six months of 2001. (Inflows in April, the sole exception, were somewhat lower, a fact attributable to tax-related redemptions.)

     The Tax-Exempt Bond Fund outperformed its benchmark in each month of the first half of the year. It has been well-balanced and well-positioned, with a mix of non-call, longer duration, higher convexity bonds that perform well with positive stock-market performance and a core holding of defensive bonds that maintain their value when equities decline.


VALUE OF $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                      Lehman Brothers
                          10-Year
                         Municipal        Tax-Exempt
                         Bond Index       Bond Fund
                         ----------       ----------

Apr 3, 2000                10000            10000
Apr 30, 2000               9950             9951
May 31, 2000               9891             9903
Jun 30, 2000               10160            10125
7/31/2000                  10300            10246
8/31/2000                  10460            10401
9/30/2000                  10412            10375
10/31/2000                 10518            10489
11/30/2000                 10575            10543
12/31/2000                 10824            10775
1/31/2001                  10964            10923
2/28/2001                  10982            10956
3/31/2001                  11076            11052
4/30/2001                  10939            10928
5/31/2001                  11058            11061
6/30/2001                  11124            11133


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 6/30/2001

RATING                                                           % OF PORTFOLIO
--------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS
   AAA Insured ...............................................        45.5
   AAA .......................................................        20.4
   AA ........................................................        20.2
   A .........................................................         3.5
   BBB .......................................................         8.5
   Not rated .................................................         1.9

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND                   9.96%     9.01%               9.96%    11.33%              0.30%(3)         $61.50
Lehman Brothers 10-Year Municipal
  Bond Index                           9.49      8.96                9.49     11.24                 --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE TAX-EXEMPT BOND FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE TAX-EXEMPT BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE TAX-EXEMPT BOND FUND WAS 4/3/2000.

(3) THIS ANNUALIZED RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2006.

14  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

BOND PLUS FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.


PORTFOLIO PROFILE

o Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

o The fund's portfolio is divided into two segments. The first segment, which makes up at least 75 percent of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and Agency securities, corporate bonds, and mortgage-backed securities.

o The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25 percent of the fund's assets. Currently, this segment is less than 5 percent of the portfolio.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Bond PLUS Fund gained 3.38 percent for the period, slightly trailing the 3.62-percent return of its benchmark, the Lehman Brothers Aggregate Bond Index, and the 3.59-percent average return of similar funds, as measured by the Lipper Intermediate Investment Grade Debt Index.

     The fund underperformed its benchmark because it began the year cautiously employing a slight underweight in spread sector (agency, corporate, mortgage-backed, and asset-backed) bonds, which outperformed similar-duration Treasury bonds as investors anticipated that the Federal Reserve's string of interest-rate cuts would lead to an economic recovery. In addition, our corporate holdings were of higher credit quality than the benchmark and in sectors that would not be hurt as much if the economy slipped into recession.


VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                     Lipper Intermediate     Lehman Brothers
                         Investment          Aggregate Bond
                      Grade Debt Index           Index           Bond PLUS Fund
                     -------------------     ---------------     --------------
Sep 2, 97                  $10,000              $10,000              $10,000
Sep 30, 97                 $10,144              10147                10143
Oct 31, 97                 $10,266              10295                10286
Nov 30, 97                 $10,295              10342                10345
Dec 31, 97                 $10,389              10446                10451
Jan 31, 98                 $10,527              10580                10591
Feb 28, 98                 $10,513              10571                10575
Mar 31, 98                 $10,552              10607                10627
Apr 30, 98                 $10,601              10662                10687
May 31, 98                 $10,697              10764                10781
Jun 30, 98                 $10,782              10855                10883
Jul 31, 98                 $10,804              10878                10914
Aug 31, 98                 $10,950              11055                11114
Sep 30, 98                 $11,195              11314                11369
Oct 31, 98                 $11,104              11254                11301
Nov 30, 98                 $11,160              11318                11328
Dec 31, 98                 $11,208              11352                11385
Jan 31, 99                 11277                11433                11446
Feb 28, 99                 11077                11233                11250
Mar 31, 99                 11164                11294                11324
Apr 30, 99                 11202                11331                11365
May 31, 99                 11088                11231                11250
Jun 30, 99                 $11,050              11195                11191
7/31/99                    11012                11147                11141
8/31/99                    10999                11142                11139
9/30/99                    11120                11271                11273
10/31/99                   11137                11312                11317
11/30/99                   11151                11312                11315
12/31/99                   11099                11257                11270
1/31/2000                  11059                11220                11223
2/29/2000                  11180                11356                11363
3/31/2000                  11317                11506                11504
4/30/2000                  11247                11473                11491
5/31/2000                  11227                11467                11468
6/30/2000                  11465                11706                11711
7/31/2000                  11562                11812                11812
8/31/2000                  11723                11983                11983
9/30/2000                  11800                12059                12059
10/31/2000                 11842                12139                12139
11/30/2000                 12030                12337                12337
12/31/2000                 12273                12566                12566
1/31/2001                  12489                12771                12775
2/28/2001                  12609                12883                12883
3/31/2001                  12658                12947                12938
4/30/2001                  12590                12894                12907
5/31/2001                  12668                12971                12972
6/30/2001                  12715                13020                13012

RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 6/30/2001

   MEASURE*                    AVERAGE MATURITY        OPTION-ADJUSTED DURATION
                                  (IN YEARS)                (IN YEARS)
--------------------------------------------------------------------------------
   BOND PLUS                         7.76                      4.80
   Lehman Brothers
       Aggregate Bond Index          8.28                      4.67
--------------------------------------------------------------------------------

* AS CALCULATED USING AN ANALYTICAL MODEL DEVELOPED BY CMS BOND EDGE, A WIDELY RECOGNIZED RISK ANALYTIC SOFTWARE PACKAGE


TOP FIVE MARKET SECTORS

                                          6/30/2001                12/31/2000
--------------------------------------------------------------------------------
   Mortgage-backed securities*               49%                       49%
   Corporate bonds                           24                        22
   U.S. government securities                19                        25
   Yankees**                                  3                         3
   Money market instruments                   5                         1
--------------------------------------------------------------------------------
    * INCLUDES GOVERNMENT-BACKED, PRIVATE-LABEL, AND ASSET-BACKED SECURITIES
   ** FOREIGN GOVERNMENT AND CORPORATE BONDS DENOMINATED IN U.S. DOLLARS


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                      OF TOTAL RETURN(1)            OF TOTAL RETURN(1)
                                                SINCE                        SINCE              ANNUAL          NET ASSETS
                                     1 YEAR  INCEPTION(2)          1 YEAR  INCEPTION(2)         EXPENSES         IN MILLIONS
------------------------------------------------------------------------------------------------------------------------------------
BOND PLUS FUND                        11.11%     7.12%              11.11%    30.12%              0.30%(3)           $269.26
Lehman Brothers Aggregate Bond Index  11.23      7.15               11.23     30.24                --                 --
Lipper Intermediate Investment
  Grade Debt Index                    10.90      6.46               10.90     27.14                --                 --
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE BOND PLUS FUND MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/mf-performance.html OR CALL 1-800-223-1200. PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE BOND Plus FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(2) INCEPTION DATE OF THE BOND Plus FUND WAS 9/2/1997.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006

                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  15

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.


PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as Ofirst-tier securitiesO that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o Seeks to maintain an average weighted maturity of 90 days or less.

o Limits longest maturity to 397 days.


PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The TIAA-CREF Money Market Fund gained 2.52 percent for the period, outperforming its benchmark, the iMoneyNet Money Fund Report Average(TM)--All Taxable, by 0.20 percentage points and the average return of similar funds, as measured by the Lipper Money Market Funds' Average, by 0.29 points.

     With the Federal Reserve lowering short-term interest rates six times in an effort to staunch the U.S. economic slowdown, we increased our holdings in commercial paper, which provided better relative value than the other asset classes, from 68 percent at the end of 2000 to 75 percent as of June 30, 2001. We also raised our bank liabilities from 8 to 9 percent. Over the same period we decreased positions in floating-rate and U.S. government-agency securities from 17 and 7 percent, respectively, to 10 and 6 percent.

     During the first half, the fund's weighted average maturity varied from a low of 43 to a high of 59 days, as compared with a range of 46 to 56 days for its benchmark.

     As of June 30, the fund's assets surpassed $738 million.


VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                                       iMoneyNet Money
                          Lipper         Fund Report
                       Money Market     Average (TM)--    Money Market
                      Funds' Average     All Taxable          Fund

Sep 2, 97                  10000            10000             10000
Sep 30, 97                 10040            10041             10044
Oct 31, 97                 10081            10084             10090
Nov 30, 97                 10121            10126             10132
Dec 31, 97                 10164            10170             10179
Jan 31, 98                 10207            10214             10226
Feb 28, 98                 10244            10253             10269
Mar 31, 98                 10286            10297             10317
Apr 30, 98                 10328            10340             10363
May 31, 98                 10370            10384             10407
Jun 30, 98                 10411            10426             10456
Jul 31, 98                 10454            10471             10504
Aug 31, 98                 10497            10515             10552
Sep 30, 98                 10538            10558             10598
Oct 31, 98                 10579            10601             10643
Nov 30, 98                 10618            10641             10689
Dec 31, 98                 10658            10683             10734
Jan 31, 99                 10697            10724             10778
Feb 28, 99                 10732            10759             10817
Mar 31, 99                 10769            10799             10860
Apr 30, 99                 10806            10838             10902
May 31, 99                 10844            10877             10945
Jun 30, 99                 10881            10915             10988
7/31/99                    10920            10956             11032
8/31/99                    10960            10999             11078
9/30/99                    11001            11042             11125
10/31/99                   11046            11086             11174
11/30/99                   11089            11131             11223
12/31/99                   11135            11178             11276
1/31/2000                  11183            11226             11330
2/29/2000                  11228            11272             11381
3/31/2000                  11277            11323             11436
4/30/2000                  11326            11374             11491
5/31/2000                  11378            11429             11549
6/30/2000                  11431            11483             11609
7/31/2000                  11488            11542             11672
8/31/2000                  11544            11600             11736
9/30/2000                  11598            11657             11798
10/31/2000                 11655            11717             11862
11/30/2000                 11711            11774             11925
12/31/2000                 11768            11834             11990
1/31/2001                  11824            11994             12051
2/28/2001                  11870            12042             12104
3/31/2001                  11916            12091             12158
4/30/2001                  11958            12136             12207
5/31/2001                  11996            12177             12252
6/30/2001                  12029            12214             12292

ASSET ALLOCATION AS OF 6/30/2001

         [The table below represents a pie chart in the printed piece.]

                     Commercial Paper                   75%
                     Floating and Variable Notes        10%
                     U.S. Government Agency Securities   6%
                     Bank Liabilities                    9%


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                          AVERAGE ANNUAL                                                                       NET ANNUALIZED YIELD
                           COMPOUND RATES       CUMULATIVE RATES                    AVERAGE                       FOR THE 7 DAYS
                         OF TOTAL RETURN(1)     OF TOTAL RETURN(1)                 MATURITY                       ENDING 6/26/01
                                   SINCE                 SINCE        ANNUAL     (DAYS) AS OF   NET ASSETS     CURRENT    EFFECTIVE
                        1 YEAR  INCEPTION(2)   1 YEAR  INCEPTION(2)   EXPENSES     6/26/01      IN MILLIONS     YIELD       YIELD
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND       5.88%      5.54%       5.88%     22.94%       0.29%(3)       58         $   737.75      3.90%       3.97%

iMoneyNet Money Fund
  Report Average(TM)--
  All Taxable           5.45       5.12        5.45      21.10        0.47           56                 --       3.55       3.62

Lipper Money Market
  Funds Average         5.26       4.96        5.26      20.38          --           --                 --         --         --
------------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MONEY MARKET FUND. FUTURE RETURNS WILL FLUCTUATE. WE WILL ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE FOR THIS FUND, BUT IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE CURRENT YIELD MORE CLOSELY REFLECTS THE MONEY MARKET FUND'S CURRENT EARNINGS THAN DOES THE TOTAL RETURN.

(2)  INCEPTION DATE OF THE MONEY MARKET FUND WAS 9/2/1997.

(3) THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2006.

     THE TIAA-CREF MONEY MARKET FUND, LIKE THE OTHER TIAA-CREF MUTUAL FUNDS, IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

16  TIAA-CREF Mutual Funds 2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

                               SUMMARY BY COUNTRY
                                                        VALUE              %
--------------------------------------------------------------------------------
FOREIGN:
AUSTRALIA                                           $ 8,683,038           3.76%
AUSTRIA                                                 164,926           0.07
BELGIUM                                               1,079,193           0.47
CANADA                                                      360           0.00
CAYMAN ISLANDS                                            6,282           0.00
DENMARK                                               2,012,017           0.87
FINLAND                                               4,970,942           2.15
FRANCE                                               16,513,981           7.15
GERMANY                                              17,151,362           7.42
GREECE                                                  490,899           0.21
HONG KONG                                             3,461,965           1.50
IRELAND                                               2,866,534           1.24
ITALY                                                 5,191,929           2.25
JAPAN                                                55,161,297          23.87
NETHERLANDS                                          25,944,033          11.23
NEW ZEALAND                                             154,396           0.07
NORWAY                                                1,926,942           0.83
PORTUGAL                                                867,649           0.38
SINGAPORE                                             1,974,382           0.86
SPAIN                                                 4,626,528           2.00
SWEDEN                                                2,762,028           1.20
SWITZERLAND                                          11,930,893           5.16
UNITED KINGDOM                                       62,574,042          27.08
                                                   ------------        -------
TOTAL FOREIGN                                       230,515,618          99.77
SHORT TERM INVESTMENT                                   534,941           0.23
                                                   ------------        -------
TOTAL PORTFOLIO                                    $231,050,559         100.00%
                                                   ============        =======

PRINCIPAL/SHARES                                                     VALUE
----------------                                                    -------
CORPORATE BONDS--0.00%
 AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
     $2,627        7.45%, 11/30/03                                      $ 2,586
                                                                ---------------
                 TOTAL AEROSPACE AND DEFENSE                              2,586
                                                                ---------------
 ENERGY--0.00%
                 BG TRANSCO HOLDINGS PLC
      5,000        4.187%, 12/14/22                                       7,310
                                                                ---------------
                 TOTAL ENERGY                                             7,310
                                                                ---------------
                 TOTAL CORPORATE BONDS
                  (COST $14,130)                                          9,896
                                                                ---------------
PREFERRED STOCK--0.24%
 CONSUMER CYCLICAL--0.20%
         45      HUGO BOSS AG.                                           12,552
        877      MAN AG.                                                 14,997
     44,301      NEWS CORP LTD (LTD-VOTE)                               354,979
        157      PORSCHE AG.                                             55,822
      1,457      PROSIEBEN SAT.1 MEDIA AG.                               21,116
                                                                ---------------
                 TOTAL CONSUMER CYCLICAL                                459,466
                                                                ---------------
 FINANCIAL SERVICES--0.04%
        791      MARSCHOLLER LAUT UND PARTNER                            87,788
                                                                ---------------
                 TOTAL FINANCIAL SERVICES                                87,788
                                                                ---------------
                 TOTAL PREFERRED STOCK
                  (COST $529,889)                                       547,254
                                                                ---------------
COMMON STOCK--99.33%
 AEROSPACE AND DEFENSE--0.58%
    157,384     *BAE SYSTEMS PLC                                      1,012,303
      5,643      EUROPEAN AERONAUTIC DEFENSE AND
                  SPACE CO NV                                           103,903
     12,660      ROLLS-ROYCE PLC                                         41,752
     11,064      SMITH GROUP PLC                                        128,373
      1,173      THALES S.A.                                             42,471
         78      ZODIAC S.A.                                             18,938
                                                                ---------------
                 TOTAL AEROSPACE AND DEFENSE                          1,347,740
                                                                ---------------
      SHARES                                                         VALUE
      ------                                                         -----
 BASIC INDUSTRIES--7.79%
        887       ACERINOX S.A.                                     $     24,629
        896       ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.        24,834
      4,769       AGGREKO PLC                                             31,523
      5,712       AKZO NOBEL NV                                          241,779
        172       ALUMINIUM OF GREECE S.A.I.C.                             4,947
     12,621       AMCOR LTD                                               42,453
      3,873       AMEC PLC                                                27,507
     24,000       ASAHI KASEI CORP                                       100,836
        688       UPONOR OYJ                                              10,017
      1,235       ASSIDOMAN AB                                            25,641
      3,205       BARRATT DEVELOPMENTS PLC                                16,181
     11,164       BASF AG.                                               440,419
     13,859       BAYER AG.                                              543,804
      2,541       BERKELEY GROUP PLC                                      25,676
     80,367     * BHP BILLITON LTD (BONUS)                               424,279
     80,367       BHP BILLITON LTD                                       434,897
        390       BILFINGER & BERGER BAU AG.                               6,933
     41,243       BHP BILLITON PLC                                       205,479
     12,221       BLUE CIRCLE INDUSTRIES PLC                              84,606
      9,335       BOC GROUP PLC                                          136,538
        191       BOEHLER-UDDEHOLM AG. (BR)                                7,114
     13,315       BORAL LTD                                               19,464
      9,154       BPB PLC                                                 35,307
        857       BUDERUS AG.                                             19,588
      1,769       BUHRMANN NV                                             16,682
     17,390       CARTER HOLT HARVEY LTD                                  11,880
         15       CEMENTIR S.P.A.                                             41
      9,000       CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD                 15,577
      1,327       CIBA SPECIALTY CHEMICALS AG. (REGD)                     77,337
      2,590       CIMPOR CIMENTOS DE PORTUGAL                             50,210
      2,758       CLARIANT AG. (REGD)                                     66,366
      1,533       COMPAGNIE DE SAINT-GOBAIN S.A.                         208,294
     50,874     * CORUS GROUP PLC                                         43,466
     10,284       CRH PLC (IRELAND)                                      172,380
     95,720       CRH PLC (UNITED KINGDOM)                             1,628,769
     68,891     * CSR LTD                                                248,530
      6,092       DAICEL CHEMICAL INDUSTRIES LTD                          21,297
     13,000       DAINIPPON INK & CHEMICALS, INC                          36,482
      1,700       DAITO TRUST CONSTRUCTION CO LTD                         28,829
      9,000       DAIWA HOUSE INDUSTRY CO LTD                             70,576
      7,890       DENKI KAGAKU KOGYO K.K.                                 26,760
      3,000       DOWA MINING CO LTD                                      14,432
      2,753       GRUPO DRAGADOS S.A.                                     34,609
        625       ELKEM AS                                                10,343
      6,000       FLETCHER BUILDING LTD                                    5,714
     47,200     * FLETCHER CHALLENGE LTD (FORESTS DIVISION)                5,690
        840       FOMENTO CONSTRUCCIONES Y CONTRATAS S.A.                 16,000
         33       FORBO HOLDING AG. (REGD)                                14,008
    137,224       HANSON PLC                                           1,010,312
        508       HEIDELBERGER ZEMENT AG. (GERMANY)                       21,825
     58,221       HEIJMANS NV                                          1,143,479
      1,076       HELLENIC TECHNODOMIKI S.A.                               5,993
        600       HOLCIM LTD (BR) SERIES B                               122,179
      3,687       ILUKA RESOURCES LTD                                      9,237
        252       IMERYS S.A.                                             24,960
     14,541       IMPERIAL CHEMICAL INDUSTRIES PLC                        85,278
        649       INAX CORP                                                4,459
      5,000     * ISHIHARA SANGYO KAISHA LTD                              11,225
      1,592       ITALCEMENTI S.P.A.                                      12,453
     43,229       JAMES HARDIE INDUSTRIES LTD                            116,459
     19,144       JEFFERSON SMURFIT GROUP PLC                             35,330
     80,000       JGC CORP                                               667,114
      4,193       JOHNSON MATTHEY PLC                                     63,216
      3,000       JSR CORP                                                22,587


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  17

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         -----
 BASIC INDUSTRIES--(CONTINUED)
     14,000       KAJIMA CORP                                       $     35,697
     47,000       KANDENKO CO LTD                                        227,997
     33,468       KANEKA CORP                                            302,970
     45,000     * KAWASAKI STEEL CORP                                     53,401
      3,433       KINDEN CORP                                             21,333
      2,572       LAFARGE S.A. (BR)                                      219,914
      1,808       L'AIR LIQUIDE S.A.                                     259,741
      2,910       LEIGHTON HOLDINGS LTD                                   12,346
      1,668       LINDE AG.                                               70,843
         90       LONZA AG. (REGD)                                        52,527
        209       MAYR-MELNHOF KARTON AG.                                  9,250
     29,072       MIM HOLDINGS LTD                                        17,726
     31,263       MITSUBISHI CHEMICAL CORP                                83,724
      7,000       MITSUBISHI GAS CHEMICAL CO, INC                         28,119
     18,000       MITSUBISHI MATERIALS CORP                               38,535
      4,000       MITSUBISHI PAPER MILLS LTD                               6,927
     11,000       MITSUI CHEMICALS, INC                                   44,188
      9,688       MITSUI MINING & SMELTING CO LTD                         42,801
        916       HOLMEN AB SERIES B FREE                                 18,261
      5,000       NATSTEEL LTD                                             3,320
      3,503       NEWCREST MINING LTD                                      7,990
      2,000       NIPPON KAYAKU CO LTD                                    10,744
      3,000       NIPPON SANSO CORP                                       11,955
      2,000       NIPPON SHOKUBAI CO LTD                                   8,948
    109,000     * NIPPON STEEL CORP                                      165,182
         16       NIPPON UNIPAC HOLDING                                   95,417
      5,000       NISHIMATSU CONSTRUCTION CO LTD                          19,323
      2,000       NISSAN CHEMICAL INDUSTRIES LTD                          16,517
     57,000     * NKK CORP                                                56,672
     35,633       NORMANDY MINING LTD                                     22,450
      1,410       NORSKE SKOGINDUSTRIER ASA                               21,371
      7,034       NOVAR PLC                                               15,877
      1,378       NOVOZYMES A/S (CLASS B)                                 28,754
     12,000       OBAYASHI CORP                                           46,665
     15,000       OJI PAPER CO LTD                                        74,208
      4,000       OKUMURA CORP                                            14,721
      8,015       ONESTEEL LTD                                             3,746
      5,508       ORICA LTD                                               12,465
     10,899     * ORIGIN ENERGY LTD                                       16,613
      1,786       OUTOKUMPU OYJ SERIES A                                  14,439
      6,416       PAPERLINX LTD                                           13,235
      1,286       PECHINEY S.A. SERIES A                                  65,321
     21,545       PILKINGTON PLC                                          30,452
      8,225       PORTUCEL INDUSTRIA EMPRESA                               6,614
      1,932       RAUTARUUKKI OYJ SERIES K                                 6,607
      6,665       REXAM PLC                                               28,964
        346       RHI AG.                                                  6,736
      5,976       RIO TINTO LTD                                          103,665
     21,252       RIO TINTO LTD PLC (REGD)                               377,196
      3,935       RMC GROUP PLC                                           37,909
        546       SAPA AB                                                  7,975
      3,640       SCA AB SERIES B                                         77,080
     70,750       SEKISUI CHEMICAL CO LTD                                292,720
      9,635       SEKISUI HOUSE LTD                                       81,813
     10,000       SHIMIZU CORP                                            40,812
     26,597       SHIN-ETSU CHEMICAL CO LTD                              976,731
     15,000     * SHOWA DENKO K.K.                                        21,408
      7,736       SKANSKA AB SERIES B FREE                                73,202
      6,512       SNIA S.P.A.                                             11,797
      1,515       SOLVAY S.A.                                             75,029
      1,799       SONS OF GWALIA LTD                                       8,290
     80,564       SUMITOMO CHEMICAL CO LTD                               363,685
      2,000       SUMITOMO FORESTRY CO LTD                                12,748

     59,000     * SUMITOMO METAL INDUSTRIES LTD                           35,480
      8,964       SUMITOMO METAL MINING CO LTD                            41,903
      7,000       SUMITOMO OSAKA CEMENT CO LTD                            14,593
      1,107       SVENSKT STAL AB (SAAB) SERIES A                          9,559
      1,050       SVENSKT STAL AB SERIES B                                 8,681
      2,065     * SYNGENTA AG.                                           108,572
    112,000       TAIHEIYO CEMENT CORP                                   237,082
     16,000       TAISEI CORP                                             39,000
     10,077       TAYLOR WOODROW PLC                                      27,635
      1,498     * TECHNICAL OLYMPIC S.A.                                   3,424
      8,534       THYSSENKRUPP AG.                                       111,981
        512       TITAN CEMNT CO S.A.                                     16,730
      4,000       TODA CONSTRUCTION CO                                    13,887
     10,000       TOSOH CORP                                              29,186
      4,000       TOSTEM CORP                                             65,749
      5,000       TOTO LTD                                                34,839
      3,185       TOYO SEIKAN KAISHA LTD                                  45,610
      8,659     * TRANSURBAN GROUP                                        19,798
      1,683       TRELLEBORG AB SERIES B FREE                             12,678
     14,714       UBE INDUSTRIES LTD                                      29,730
        360       UNION MINIERE GROUP S.A.                                14,293
      4,937       UPM-KYMMENE OYJ                                        139,553
      4,255       USINOR S.A.                                             44,630
      1,044       VINCI S.A.                                              66,507
      1,536     * VIOHALCO S.A.                                           14,303
        363       VOEST-ALPINE STAHL AG.                                  11,032
        694       WIENERBERGER BAUSTOFF AG.                               11,750
      7,398       WIMPEY (GEORGE) PLC                                     19,898
     75,920       WMC LTD                                                369,555
    320,329       WOLSELEY PLC                                         2,392,212
                                                                    ------------
                  TOTAL BASIC INDUSTRIES                              18,038,345
                                                                    ------------
CONSUMER CYCLICAL--14.32%
      3,764       ACCOR S.A.                                             158,845
    225,273       AIRTOURS PLC                                           915,621
      4,916       AMEY PLC                                                24,094
      1,223       AOYAMA TRADING CO LTD                                   16,435
     34,669     * ARISTOCRAT LEISURE LTD                                 124,190
        700       ASATSU-DK, INC                                          14,200
        500       AUTOBACS SEVEN CO LTD                                   13,831
      2,287       AUTOGRILL S.P.A.                                        24,646
     17,514       BASS PLC                                               183,013
      1,000       BAYCORP HOLDINGS LTD                                     5,063
      8,951       BBA GROUP PLC                                           31,534
        292       BEKAERT S.A.                                            10,377
      1,269       BENETTON GROUP S.P.A.                                   17,016
     13,000       BRIDGESTONE CORP                                       136,028
    211,763     * BRITISH SKY BROADCASTING GROUP PLC                   2,037,113
      5,104       BULGARI S.P.A.                                          53,449
      2,102       CANAL PLUS S.A.                                          6,281
      3,000       CAPCOM CO LTD                                          102,953
     10,784       CARLTON COMMUNICATIONS PLC                              50,959
      3,000       CASIO COMPUTER CO LTD                                   17,439
        353       CASTORAMA DUBOIS INVESTISSEMENTS S.A.                   75,874
        130       CHARLES VOGELE HOLDING AG.                              14,465
        211       CLUB MEDITERRANEE S.A.                                  11,637
     23,354       COLES MYER LTD                                          74,302
    365,468       COMPASS GROUP PLC                                    2,924,628
      2,009       CONTINENTAL AG.                                         27,518
      6,000       CYCLE & CARRIAGE LTD                                    10,538
      9,000     * DAIEI, INC                                              17,102
      6,404       DAILY MAIL & GENERAL TRUST PLC                          66,783
      4,000       DAIMARU, INC                                            16,774
      1,147       DAIMLERCHRYSLER AG.                                     52,876
     15,883       DAIMLERCHRYSLER AG. (REGD)                             729,445
      7,866       DAVID JONES LTD                                          4,476
     10,000       DENSO CORP                                             190,833


                                               See notes to financial statements
18  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 CONSUMER CYCLICAL--(CONTINUED)
         55       D'IETEREN S.A.                                    $      8,637
     38,249       DIXONS GROUP PLC                                       125,338
      1,036       DOUGLAS HOLDING AG.                                     27,942
    226,800       ELSEVIER NV                                          2,822,416
      2,277     * EM.TV & MERCHANDISING AG.                                4,337
     13,825       EMI GROUP PLC                                           78,162
     10,617       ESPRIT HOLDINGS LTD                                     11,638
      1,000       FAMILYMART CO LTD                                       16,317
      7,070       FIAT S.P.A.                                            138,258
      4,000       FIRST CAPITAL CORP LTD                                   3,227
      2,000       FISHER & PAYKEL INDUSTRIES LTD                           9,483
        296       FOLLI-FOLLIE S.A.                                        5,557
     27,368       FUJI PHOTO FILM CO LTD                               1,180,598
          4       FUJI TELEVISION NETWORK, INC                            22,996
    281,435       GIORDANO INTERNATIONAL LTD                             146,136
     13,166       GKN PLC                                                126,283
     55,295       GRANADA PLC                                            116,067
     18,771       GREAT UNIVERSAL STORES PLC                             160,641
      1,530       GRUPO PRISA S.A.                                        16,320
      3,441       GRUPPO EDITORALE L'ESPRESSO S.P.A.                      12,992
      4,000       GUNZE LTD                                               16,068
      2,000       HANKYU DEPARTMENT STORES, INC                           11,899
        473       HELLENIC DUTY FREE SHOPS S.A.                            5,621
      9,483       HENNES & MAURITZ AB SERIES B                           162,478
     30,050       HILTON GROUP PLC                                       101,006
      3,000     * HINO MOTORS LTD                                         14,023
     29,719       HONDA MOTOR CO LTD                                   1,305,845
      7,759       INDEPENDENT NEWS & MEDIA PLC                            15,435
      3,000       INDEPENDENT NEWSPAPERS LTD                               4,641
      4,000       ISETAN CO LTD                                           42,336
     17,548       ITO-YOKADO CO LTD                                      809,044
      8,030       JOHN FAIRFAX HOLDINGS LTD                               16,524
      4,775       JUSCO CO LTD                                           105,288
      8,000     * KANEBO LTD                                              20,911
        822       KARSTADT QUELLE AG.                                     24,334
      1,332       KESCO OYJ SERIES B                                       9,528
     27,903       KINGFISHER PLC                                         150,986
      6,300       KONAMI CO LTD                                          287,428
         57       KUONI REISEN HOLDINGS (REGD) (CLASS B)                  22,072
      7,000       KURARAY CO LTD                                          52,086
      2,341       LAGARDERE SCA                                          110,188
        526       LAMBRAKIS PRESS S.A.                                     3,036
      1,000       LAWSON, INC                                             36,883
      4,404       LVMH MOET HENNESSY LOUIS VUITTON S.A.                  221,832
      1,432       MAN AG.                                                 30,670
     57,275       MARKS & SPENCER PLC                                    211,045
      6,646       MARUI CO LTD                                            95,920
     62,069       MATSUSHITA ELECTRIC INDUSTRIAL CO LTD                  971,474
     11,798       MEDIASET S.P.A.                                         99,278
      2,556       MICHELIN S.A. (CLASS B)                                 80,862
     10,000       MITSUBISHI RAYON CO LTD                                 35,520
      7,000       MITSUKOSHI LTD                                          29,017
      1,192     * MODERN TIMES GROUP (CLASS B)                            26,829
      2,590       MONDADORI (ARNOLDO) EDITORE S.P.A.                      18,439
      6,000     * MYCAL CORP                                               6,542
        700       NAMCO LTD                                               12,572
     63,998       NEWS CORP LTD                                          585,943
      6,732       NEXT PLC                                                88,051
      6,000       NGK INSULATORS LTD                                      52,679
      2,149       NH HOTELES S.A.                                         25,415
      6,860       NINTENDO CO LTD                                      1,248,610
    142,312       NISSAN MOTOR CO LTD                                    982,475
      3,000       NISSHINBO INDUSTRIES, INC                               15,491
     19,000       ONWARD KASHIYMA CO LTD                                 205,971
        928       ORIENTAL LAND CO LTD                                    68,902
      2,000       OVERSEAS UNION ENTERPRISES LTD                           9,056
     10,752       P & O PRINCESS CRUISES PLC                              55,949
     15,943       PEARSON PLC                                            262,788
        611       PEUGEOT CITROEN S.A.                                   165,882
      1,305       PINAULT-PRINTEMPS-REDOUTE S.A.                         188,915
      9,064     * PIONEER CORP                                           275,445
     17,228       PIRELLI S.P.A.                                          47,983
      1,518       PUBLICIS GROUPE S.A.                                    36,753
         40       PUBLIGROUPE S.A. (REGD)                                 14,154
      2,615       PUBLISHING & BROADCASTING LTD                           12,064
      9,786       RANK GROUP PLC                                          29,728
     25,226       REED INTERNATIONAL PLC                                 223,510
      2,395       RENAULT S.A.                                           108,067
     28,553       REUTERS GROUP PLC                                      370,648
      1,000       SANRIO CO LTD                                           13,149
     30,230       SANYO ELECTRIC CO LTD                                  191,003
      1,081       SCHIBSTED ASA                                           10,710
      1,700     * SEGA CORP                                               30,124
      3,000     * SEIYU LTD                                                8,924
      7,867       SERCO GROUP PLC                                         43,150
        592     * SERVICOS TELECOMUNICACOE MULTIMEDIA S.A.                 5,913
      7,000       SEVEN-ELEVEN JAPAN CO LTD                              273,340
     22,000       SHANGRI-LA ASIA LTD                                     19,321
     17,683       SHARP CORP                                             241,035
        900       SHIMACHU CO LTD                                         13,321

      1,959       SHIMAMAURA CO LTD                                      102,099
      1,600       SHIMANO, INC                                            23,579
      7,000       SINGAPORE PRESS HOLDINGS LTD                            76,840
      2,000       SKY CITY LTD                                             8,760
      1,870       SKYLARK CO LTD                                          53,228
      1,836       SODEXHO ALLIANCE S.A.                                  102,620
      1,476       SOL MELIA S.A.                                          13,070
     32,169       SONY CORP                                            2,115,087
     24,000       SOUTH CHINA MORNING POST LTD                            15,846
      9,989       TAB LTD                                                 15,835
      2,975       TABCORP HOLDINGS LTD                                    14,360
      5,000       TAKASHIMAYA CO LTD                                      34,879
     16,000       TEIJIN LTD                                              89,932
      3,093     * TELEPIZZA S.A.                                           5,760
      5,000       TELEVISION BROADCASTS LTD                               21,026
      2,320       TF1 TV FRANCAISE                                        67,680
      4,700       THE WAREHOUSE GROUP LTD                                 10,293
        200       TOHO CO LTD                                             23,894
      7,422       TOKYO BROADCASTING SYSTEM                              142,826
      1,000       TOKYO STYLE CO LTD                                      11,145
     24,000       TORAY INDUSTRIES, INC                                   95,833
     11,000       TOYOBO CO LTD                                           22,226
      1,000       TOYODA GOSEI CO LTD                                     19,043
     92,423       TOYOTA MOTOR CORP                                    3,253,298
      6,677       UNITED BUSINESS MEDIA PLC                               54,277
      3,259       UNY CO LTD                                              33,239
      1,359       VALEO S.A.                                              54,866
         82       VALORA HOLDING AG. (REGD)                               14,553
      1,379       VENDEX KBB NV                                           17,511
     17,691       VIVENDI UNIVERSAL S.A.                               1,031,120
      4,015       VNU NV                                                 135,958
      6,355       VOLKSWAGEN AG.                                         298,585
      6,537       VOLVO AB SERIES B FREE                                  97,889
      2,000       WACOAL CORP                                             21,408
      5,871       WHITBREAD PLC                                           55,899
      5,321       WOLTERS KLUWER NV                                      143,020
     60,417       WOOLWORTHS LTD                                         337,683
        700       WORLD CO LTD                                            22,450
     19,114       WPP GROUP PLC                                          188,173
      2,000       YAMAHA MOTOR CO LTD                                     16,437
                                                                    ------------
                  TOTAL CONSUMER CYCLICAL                             33,148,039
                                                                    ------------


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  19

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 CONSUMER NON-CYCLICAL--10.39%
        811       ADIDAS SALOMON AG.                                $     49,679
      1,398       AGFA GEVAERT NV                                         20,119
     10,825       AJINOMOTO CO, INC                                      116,134
      5,797       ALTADIS S.A.                                            82,643
     44,415       ASAHI BREWERIES LTD                                    498,223
        264       AUSTRIA TABAKWERKE AG.                                  18,438
        241       BANG & OLUFSEN A/S SERIES B                              5,563
        671       BEIERSDORF AG.                                          70,153
     16,822       BOOTS CO LTD                                           142,187
     32,626       BRITISH AMERICAN TOBACCO PLC                           247,780
      2,782       BRL HARDY LTD                                           14,771
      9,070       BUNZL PLC                                               61,994
     40,606       CADBURY SCHWEPPES PLC                                  273,834
        284       CARLSBERG AS (CLASS A)                                  10,334
      9,944       CARREFOUR S.A.                                         526,140
        126     * CASINO GUICHARD-PERRACHON A WTS 12/15/03                   634
        126     * CASINO GUICHARD-PERRACHON B WTS 12/15/05                   728
        732       CASINO GUICHARD-PERRACHON S.A.                          61,751
         83       CIE FINANC RICHEMONT (UNITS) (CLASS A)                 212,423
      9,434       COCA-COLA AMATIL LTD                                    23,008
      1,698       COCA-COLA HELLENIC BOTTLING CO                          19,549
        377       COLRUYT NV                                              12,734
      2,603       CORTICEIRA AMORIM S.A.                                   2,269
      1,163       DANISCO AS                                              42,585
      1,105       DELHAIZE `LE LION' S.A.                                 65,341
    309,204       DIAGEO PLC                                           3,391,944
        700       EBRO PULEVA S.A.                                         7,857
      6,543       ELECTROLUX AB SERIES B                                  90,465
        203       ESSILOR INTERNATIONAL S.A.                              58,086
    110,485       FOSTER'S BREWING GROUP LTD                             307,639
        415       FOURLIS S.A.                                             3,232
     16,000       FRASER & NEAVE LTD (ORD)                                69,815
        150       GIVAUDAN AG. (REGD)                                     41,602
     19,169       GOODMAN FIELDER LTD                                     11,434
      3,300       GREENCORE GROUP PLC                                      7,123
      2,591       GROUPE DANONE                                          355,558
     13,220       HARVEY NORMAN HOLDINGS LTD                              29,219
      3,915       HEINEKEN NV                                            157,860
      1,813       HOUSE FOODS CORP                                        19,843
     10,404       IMPERIALTOBACCO GROUP PLC                              122,178
      2,988       INTERBREW S.A.                                          79,933
      6,000       ITO EN LTD                                             379,100
    240,718       J SAINSBURY PLC                                      1,500,604
         14       JAPAN TOBACCO, INC                                      96,539
        862     * JERONIMO MARTINS SGPS S.A.                               5,546
      1,459       KAMPS AG.                                               13,265
     25,727       KAO CORP                                               639,481
     19,700       KATOKICHI CO LTD                                       465,977
      2,239       KERRY GROUP PLC (CLASS A)                               25,588
      2,000       KIKKOMAN CORP                                           13,310
     14,626       KIRIN BREWERY CO LTD                                   124,427
     32,000       LI & FUNG LTD                                           52,515
      6,752       L'OREAL S.A.                                           435,845
      4,000       MEIJI MILK PRODUCTS CO LTD                              15,876
      5,000       MEIJI SEIKA KAISHA LTD                                  26,620
     25,890       METRO AG.                                              967,004
      7,761       NESTLE S.A. (REGD)                                   1,649,480
      6,000       NICHIREI CORP                                           22,948
     45,000       NIPPON MEAT PACKERS, INC                               545,197
      2,337       NISSHIN SEIFUN GROUP, INC                               17,389
      1,600       NISSIN FOOD PRODUCTS CO LTD                             33,355
      2,000       NORITAKE CO LTD                                         11,000
      2,873       NUMICO NV                                              110,250
      3,723       ORKLA ASA                                               67,397
        154       OSTERREICHISCHE BRAU-BETEILIGUNGS                        5,632
        762       OYJ HARTWALL ABP                                        12,237
      1,541     * PAN FISH ASA                                             8,088
        347       PAPASTRATOS CIGARETTE MANUFACTURING CO                   3,936
      7,933       PARMALAT FINANZIARIA S.P.A.                             21,154
     19,348       PERNOD-RICARD S.A.                                   1,356,210
      2,000       Q.P. CORP JAPAN                                         18,538
     10,684       RECKITT BENCKISER PLC                                  154,016
      2,388       RINASCENTE S.P.A.                                       10,310
     70,260       ROYAL AHOLD NV                                       2,200,749
     20,944       SAFEWAY PLC                                            118,632
      5,000       SAPPORO BREWERIES LTD                                   16,036
     12,932       SCOTTISH & NEWCASTLE PLC                               101,395
      7,633       SHISEIDO CO LTD                                         71,607
     33,678       SIGNET GROUP PLC                                        41,917
      5,000       SNOW BRAND MILK PRODUCTS CO                             16,437
        718       SOCIETE BIC S.A.                                        26,136
     17,978       SONAE SGPS S.A.                                         13,088
      7,213       SWEDISH MATCH AB                                        33,795
      3,765       TAKARA SHUZO CO LTD                                     49,599
      8,660       TATE & LYLE PLC                                         34,102
    137,488       TESCO PLC                                              495,976
        567       THE SWATCH GROUP AG. (REGD)                            120,664
     10,000       TOYO SUISAN KAISHA LTD                                 103,675
        900       UNI-CHARM CORP                                          29,154

     58,157       UNILEVER PLC                                           489,934
     59,169       UNILEVER NV CERTIFICATE                              3,546,404
     13,000       WATERFORD WEDGWOOD PLC (UNITS)                          11,885
        467       WELLA AG.                                               22,692
      2,000       YAKULT HONSHA CO LTD                                    21,568
      4,100       YAMADA DENKI CO LTD                                    335,321
      2,000       YAMAZAKI BAKING CO LTD                                  14,577
                                                                    ------------
                  TOTAL CONSUMER NON-CYCLICAL                         24,056,979
                                                                    ------------
 ENERGY--7.21%
     70,012       BG GROUP PLC                                           275,947
    354,397       BP PLC                                               2,913,289
     35,634       BP PLC (SPONS ADR)                                   1,776,353
         89     * CAPSTONE TURBINE CORP                                    2,001
     80,158       CENTRICA PLC                                           256,188
        187       COFLEXIP S.A.                                           28,162
      1,581       ENERGY DEVELOPMENTS LTD                                  7,085
     55,946       ENI S.P.A.                                             682,012
      3,378       FORTUM OYJ                                              14,298
      2,683       GAS NATURAL SDG S.A.                                    43,382
      1,640       HELLENIC PETROLEUM S.A.                                  8,968
     73,614       HONG KONG & CHINA GAS CO LTD                            92,493
     56,146       IHC CALAND NV                                        2,828,111
      3,480       ITALGAS S.P.A.                                          30,491
     16,000       JAPAN ENERGY CORP                                       33,868
     70,475       LATTICE GROUP PLC                                      157,346
     24,000       NIPPON MITSUBISHI OIL CO                               135,475
      2,929       NORSK HYDRO AS                                         124,087
        270       OMV AG.                                                 22,628
     38,000       OSAKA GAS CO LTD                                       122,486
      2,044     * PETROLEUM GEO-SERVICES ASA                              20,690
     18,290       REPSOL YPF S.A.                                        301,931
     42,427       ROYAL DUTCH PETROLEUM CO                             2,441,654
      6,191     * RUBICON LTD                                              1,741
     44,263       SANTOS LTD                                             145,963
    198,623       SHELL TRANSPORT & TRADING CO PLC                     1,650,920
      3,000       SHOWA SHELL SEKIYU K.K.                                 17,487
        659       SMEDVIG AS SERIES A                                      6,000
        186       SMEDVIG AS SERIES B                                      1,494
     64,500     * STATOIL ASA                                            476,726
        208       TECHNIP S.A.                                            26,676
      5,000       TEIKOKU OIL CO LTD                                      24,776
     50,000       TOKYO GAS CO LTD                                       151,944


                                               See notes to financial statements
20  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 ENERGY--(CONTINUED)
      5,000       TONENGENERAL SEKIYU K.K.                          $     33,235
     12,572       TOTAL FINA ELF S.A.                                  1,760,356
        900     * TOTAL FINA ELF S.A. (STRIP VVPR)                             7
      9,322       WOODSIDE PETROLEUM LTD                                  77,775
                                                                    ------------
                  TOTAL ENERGY                                        16,694,045
                                                                    ------------
 FINANCIAL SERVICES--21.20%
     12,127       3I GROUP PLC                                           181,810
     28,434       ABBEY NATIONAL PLC                                     497,870
     27,012       ABN-AMRO HOLDING NV                                    507,428
      1,239       ACOM CO LTD                                            109,379
     18,250       AEGON NV                                               513,706
      6,425       ALLEANZA ASSICURAZIONI                                  67,772
     86,000       ALLGREENPROPERTIES LTD                                  51,922
      6,091       ALLIANZ AG. (REGD)                                   1,777,680
     17,551       ALLIED IRISH BANK PLC                                  196,126
      2,774       ALPHA BANK S.A.                                         58,333
     23,000       AMOY PROPERTIES LTD                                     27,129
      6,687       AMP DIVERSIFIED PROPERTYTRUST                            8,270
     22,081       AMP LTD                                                246,752
     13,430       AMVESCAP PLC                                           233,266
     40,000       ASAHI BANK LTD                                          86,596
     10,000     * ASHIKAGA BANK LTD                                       15,234
     20,023       ASSICURAZIONI GENERALI S.P.A.                          601,753
     28,218       AUSTRALIAN & NEW ZEALAND
                  BANKING GROUP LTD                                      242,367
      1,921       AUSTRALIAN STOCK EXCHANGE LTD                           13,911
     27,386       AXA                                                    780,143
     15,005       BANCA DI ROMA                                           45,729
      5,449       BANCA FIDEURAM S.P.A.                                   51,757
      3,226     * BANCA INTESA S.P.A. PUT WTS 11/15/02                     4,478
     18,087       BANCA MONTE DEI PASCHI SIENA                            56,347
     31,623       BANCA NAZIONALE DEL LAVORO                              99,052
          2       BANCA POPOLARE DI MILANO                                     0
    126,935     * BANCO COMERCIAL PORTUGUES S.A. (REGD)                  472,818
      1,798       BANCO ESPIRITO SANTO S.A. (REGD)                        24,582
     81,178       BANCO SANTANDER CENTRAL HISPANO S.A.                   735,331
     27,238       BANK OF EAST ASIA LTD                                   63,209
     10,000       BANK OF FUKUOKA LTD                                     44,901
     19,847       BANK OF IRELAND                                        196,580
      2,337       BANK OF PIRAEUS                                         25,284
     19,000       BANK OF YOKOHAMA LTD                                    77,391
     33,103       BARCLAYS PLC                                         1,014,922
      7,503       BAYERISCHE HYPO-UND VEREINSBANK AG.                    370,944
     60,646       BCO BILBAO VIZCAYA ARGENTARIA S.A.                     784,487
     27,782       BIPOP-CARIRE S.P.A.                                    104,425
      8,058       BNP PARIBAS GROUP                                      701,263
      7,093       BPI-SGPS S.A. (REGD)                                    16,452
      8,963       BRITISH LAND CO PLC                                     61,137
     18,628       BT OFFICE TRUST                                         14,396
      2,050     * BTG PLC                                                 33,732
     12,348     * CANARY WHARF GROUP PLC                                  96,208
     20,911       CAPITALAND LTD                                          28,693
     44,913       CGNU PLC                                               620,918
     39,000       CHEUNG KONG HOLDINGS LTD                               425,020
     12,000       CHIBA BANK LTD                                          43,394
     12,000       CHUO MITSUI TRUST & BANKING CO LTD                      21,264
     24,000       CITY DEVELOPMENTS LTD                                   92,867
      2,697       CLOSE BROTHERS GROUP PLC                                31,956
      8,450       COLONIAL FIRST STATE PROPERTY TRUST                      8,973
      1,366       COMMERCIAL BANK OF GREECE                               49,101
     53,849     * COMMONWEALTH BANK OF AUSTRALIA                         934,386
        544       CORPORACION MAPFRE S.A.                                 11,370
     44,774       CREDIT LYONNAIS S.A.                                 1,615,474
     14,300       CREDIT SAISON CO LTD                                   347,420
      5,468       CREDIT SUISSE GROUP (REGD)                             898,984
     26,850     * DAIWA BANK LTD                                          34,876
     24,000       DAIWA SECURITIES GROUP, INC                            251,130
     42,786       DBS GROUP HOLDINGS LTD                                 314,679
     11,447       DEN DANSKE BANK AF 1871                                205,672
      9,852       DEUTSCHE BANK AG. (REGD)                               705,928
        592       DEUTSCHE BOERSE AG.                                     20,898
     22,133       DEUTSCHE OFFICE TRUST                                   15,182
     12,666       DEXIA                                                  200,941
     99,000       DNB HOLDING ASA                                        466,602
     15,603       DRESDNER BANK AG. (REGD)                               712,623
      2,020       DROTT AB SERIES B                                       21,062
      2,629       EFG EUROBANK ERGASIAS                                   33,384
        503       ERSTE BANK DER OESTER SPARK AG.                         25,055
     10,061       FORTIS B                                               242,743
        462     * FORTIS B CVG 07/20/01                                    4,814
      4,158     * FORTIS B NPV (STRIP VVPR)                                   35
     18,836       GANDEL RETAIL TRUST                                     10,642
     36,975       GENERAL PROPERTY TRUST                                  52,228
        890       GJENSIDIGE NOR SPAREBANK                                25,311
      2,823       GREAT PORTLAND ESTATES PLC                              11,235
      2,103       GREEN PROPERTY PLC                                      13,886
      7,000       GUNMA BANK LTD                                          33,395
     44,894       HALIFAX GROUP PLC                                      519,002

      5,615       HAMMERSON PLC                                           37,905
     15,300       HANG SENG BANK LTD                                     156,930
     56,351       HENDERSON LAND DEVELOPMENT CO LTD                      249,979
     11,000     * HOKURIKU BANK LTD                                       20,197
     20,000       HONG KONG EXCHANGES & CLEARING LTD                      35,642
      5,000       HOTEL PROPERTIES LTD                                     3,924
    230,165       HSBC HOLDINGS PLC (UNITED KINGDOM)                   2,727,207
     12,826       HYSAN DEVELOPMENT CO LTD                                16,362
     16,729       ING GROEP NV                                         1,093,321
        407       INTERAMERICAN HELLENIC LIFE INSURANCE CO                 6,904
     14,046       INTESA BCI DI RISP (SAVINGS)                            32,105
     68,691       INTESABCI S.P.A.                                       242,491
      5,763       IRISH LIFE AND PERMANENT PLC                            67,326
     15,000       JOYO BANK LTD                                           44,982
      1,791       KBC BANCASSURANCE HOLDINGS NV                           63,680
     54,000       KEPPEL LAND LTD                                         67,872
     10,372       LAND SECURITIES PLC                                    127,492
    102,859       LEGAL & GENERAL GROUP PLC                              233,265
      8,591       LEND LEASE CORP LTD                                     54,783
    337,498       LLOYDS TSB GROUP PLC                                 3,377,187
      3,513       MACQUARIE BANK LTD                                      65,685
     18,165       MACQUARIE INFRASTRUCTURE GROUP                          28,704
      4,786       MAN GROUP PLC                                           64,449
     10,262       MEDIOBANCA S.P.A.                                      109,635
      4,344       MEDIOLANUM S.P.A.                                       43,762
        873       METROVACESA S.A.                                        12,416
     12,097       MIRVAC GROUP                                            22,865
     55,000       MITSUBISHI ESTATE CO LTD                               505,828
        134       MITSUBISHI TOKYO FINANCIAL                           1,117,416
     37,904       MITSUI FUDOSAN CO LTD                                  408,470
     12,200       MITSUI MARINE & FIRE INSURANCE CO LTD                   62,410
        184       MIZUHO HOLDINGS, INC                                   855,702
      1,590       MUENCHENER RUECKVER AG. (REGD)                         443,116
     61,247       NATIONAL AUSTRALIA BANK LTD                          1,090,827
      3,645       NATIONAL BANK OF GREECE S.A.                           106,889
     28,514     * NEW WORLD DEVELOPMENT CO LTD                            34,730
     25,000       NIKKO SECURITIES CO LTD                                200,254
     76,200       NOMURA SECURITIES CO LTD                             1,460,258
     29,665       NORDEA AB                                              168,968
     13,707       NORDEA AB (FINLAND)                                     78,715
      1,301       NORDEA AB FDR                                            7,467
     27,952       NRMA INSURANCE GROUP LTD                                48,317
      1,400       ORIX CORP                                              136,165


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  21

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 FINANCIAL SERVICES--(CONTINUED)
     19,791       OVERSEAS-CHINESE BANKING CORP LTD                 $    129,263
     10,000       PARKWAY HOLDINGS LTD                                     5,159
        345       POHJOLA INSURANCE CO LTD SERIES B                        6,702
      1,400       PROMISE CO LTD                                         115,397
      4,776       PROVIDENT FINANCIAL PLC                                 49,940
     39,579       PRUDENTIAL PLC                                         479,266
     11,224       QBE INSURANCE GROUP LTD                                 67,352
      7,183       RAS S.P.A.                                              88,294
    186,029       ROYAL & SUN ALLIANCE INSURANCE GROUP PLC             1,399,727
    126,393       ROYAL BANK OF SCOTLAND GROUP PLC                     2,785,486
      5,537       SAMPO OYJ SERIES A SHS                                  47,108
     16,828       SAN PAOLO-IMI S.P.A.                                   215,684
      2,483       SCHRODERS PLC (NEW)                                     28,547
      7,000       SEVENTY-SEVEN (77) BANK LTD                             39,569
     12,000       SHIZUOKA BANK LTD                                      100,644
        130       SIMCO S.A. (REGD)                                        8,408
     28,518       SINO LAND CO LTD                                        11,883
     17,379       SKANDIA FORSAKRINGS AB                                 159,659
     10,094       SKANDINAVISKA ENSKILDA BANKEN SERIES A                  95,978
      5,786       SLOUGH ESTATES PLC                                      28,033
      5,985       SOCIETE GENERALE S.A.                                  354,415
     61,305       STOCKLAND TRUST GROUP (UNITS)                          125,315
      4,330       UNI-STOREBRAND AS SERIES A                              30,843
     11,000       SUMITOMO MARINE & FIRE INSURANCE CO LTD                 61,475
    121,754       SUMITOMO MITSUI BANKING CORP                         1,005,535
     41,000       SUMITOMO REALTY & DEVELOPMENT CO LTD                   243,929
     17,000       SUMITOMO TRUST & BANKING CO LTD                        107,002
     64,311       SUN HUNG KAI PROPERTIES LTD                            579,238
     16,544       SUNCORP-METWAY LTD                                     126,126
      3,000       SURUGA BANK LTD                                         25,257
     11,909       SVENSKA HANDELSBANKEN SERIES A                         170,128
        272       SWISS REINSURANCE CO (REGD)                            543,589
      1,500       TAKEFUJI CORP                                          136,269
        224       TK DEVELOPMENT A/S                                       7,578
     57,253       TOKIO MARINE & FIRE INSURANCE CO LTD                   534,811
        473     * TOPDANMARK AS                                           12,505
      1,900       TOWER LTD                                                3,970
      8,413       UBS AG. (REGD)                                       1,205,297
         47       UFJ HOLDIMGS, INC                                      252,869
        918       UNIBAIL S.A.                                            49,815
     60,072       UNICREDITO ITALIANO S.P.A.                             257,834
     34,448       UNITED OVERSEAS BANK LTD                               217,432
      6,000       UNITED OVERSEAS LAND LTD                                 6,158
      2,172     * VALLEHERMOSO S.A.                                       13,845
      2,798     * WCM BETEILIGUNGS & GRUNDBESITZ AG.                      29,963
      8,967       WESTFIELD HOLDINGS LTD                                  63,787
     36,105       WESTFIELD TRUST (UNITS)                                 61,603
        896       WESTFIELD TRUST (UNITS) (NEW)                            1,465
     31,139       WESTPAC BANKING CORP                                   228,755
      8,000       WING TAI HOLDINGS LTD                                    3,885
     14,000       YASUDA FIRE & MARINE INSURANCE CO LTD                   86,997
      1,676       ZURICH FINANCIAL SERVICES                              571,611
                                                                    ------------
                  TOTAL FINANCIAL SERVICES                            49,078,017
                                                                    ------------
 HEALTH CARE--7.96%
      1,402       ALTANA AG.                                              54,228
     10,140       ASTRAZENECA PLC                                        468,572
     25,157       ASTRAZENECA PLC (UNITED KINGDOM)                     1,172,166
     13,343       AVENTIS S.A.                                         1,065,187
      2,000       BANYU PHARMACEUTICAL CO LTD                             36,643
      5,435     * CELLTECH GROUP PLC                                      91,572
      3,684       CHUGAI PHARMACEUTICAL CO LTD                            56,035
      4,139       COCHLEAR LTD                                            82,019
        266       COLOPLAST A/S SERIES B                                  12,462
      8,579       CSL LTD                                                207,928
      5,515       DAIICHI PHARMACEUTICAL CO LTD                          127,575
      4,644       EISAI CO LTD                                           104,076
      6,349     * ELAN CORP PLC                                          392,363
      4,844       F.H. FAULDING & CO LTD                                  31,615
        699       FRESENIUS MEDICAL CARE AG.                              49,056
      3,000       FUJISAWA PHARMACEUTICAL CO LTD                          67,833
      3,504       GAMBRO AB (CLASS A)                                     21,407
      1,879       GAMBRO AB (CLASS B)                                     11,393
        510       GEHE AG.                                                19,817
     14,809     * GENERALE DE SANTE                                      241,333
    147,148       GLAXOSMITHKLINE PLC                                  4,138,981
      1,397       H. LUNDBECK A/S                                         39,715
        481       INSTRUMENTARIUM OYJ SERIES B FREE                       13,592
      1,000       KAKEN PHARMACEUTICAL CO LTD                              8,523
      6,331       KYOWA HAKKO KOGYO CO LTD                                42,133
      2,708       LUXOTTICA GROUP S.P.A.                                  45,391
        899       MERCK KGAA                                              31,226
        456       NOBEL BIOCARE AB                                        15,374
     57,632       NOVARTIS AG. (REGD)                                  2,085,821
      4,523       NOVO NORDISK AS (CLASS B)                              200,079
     10,640       NYCOMED AMERSHAM PLC                                    77,065
        315       OMEGA PHARMA S.A.                                       12,133
        667       ORION-YHTYMA OYJ (CLASS B)                              10,615
          7       PHONAK HOLDING AG. (REGD)                               20,953

      2,320     * QIAGEN NV                                               51,064
      8,000     * RESMED, INC                                             42,185
      1,400       ROCHE HOLDING AG. (BR)                                 114,112
     13,539       ROCHE HOLDING AG. (GENUSSCHEINE)                       975,489
     27,486       SANKYO CO LTD                                          495,873
      7,307       SANOFI-SYNTHELABO S.A.                                 479,403
      3,522       SCHERING AG.                                           184,859
      2,208       SERONO S.A. (CLASS B)                                2,190,365
     26,539       SHIONOGI & CO LTD                                      553,267
     18,349       SMITH & NEPHEW PLC                                      95,224
      3,180       SONIC HEALTHCARE LTD                                    12,780
      3,775       SSL INTERNATIONAL PLC                                   26,545
         87       SYNTHES-STRATEC, INC                                    53,390
      3,623       TAISHO PHARMACEUTICAL CO LTD                            68,122
     35,919       TAKEDA CHEMICAL INDUSTRIES LTD                       1,670,432
        260       TECAN GROUP AG. (REGD)                                  21,553
      3,400       TERUMO CORP                                             62,429
      1,749       UCB S.A.                                                60,780
        522     * WILLIAM DEMANT HOLDING                                  14,543
      6,000       YAMANOUCHI PHARMACEUTICAL CO LTD                       168,382
      2,268       ZELTIA S.A.                                             23,078
                                                                    ------------
                  TOTAL HEALTHCARE                                    18,418,756
                                                                    ------------
 OTHER--3.36%
      1,853       ADECCO S.A. (REGD)                                      87,219
     21,618       AEGIS GROUP PLC                                         31,923
      4,714       AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A.                 28,533
        427       AMER GROUP                                               9,760
      5,335       ASSA ABLOY AB SERIES B                                  76,214
      6,800       AUCKLAND INTERNATIONAL AIRPORT LTD                      10,384
     20,665       BAA PLC                                                191,817
      1,300       BENESSE CORP                                            40,756
     11,054       CAPITA GROUP PLC                                        71,901
     16,550       CHUBB PLC                                               38,696
      1,621       DCC PLC                                                 15,095
      3,836       DE LA RUE PLC                                           28,377
      6,668       DEUTSCHE POST AG. (REGD)                               106,688
      8,673       ELECTROCOMPONENTS PLC                                   65,623
        254       FLUGHAFEN WIEN AG.                                       8,224
     31,080       FUGRO NV                                             1,731,281
        600       FUJI SOFT ABC, INC                                      35,264
        289     * GROUP 4 FALCK A/S                                       33,029
      1,381       GROUPE BRUXELLES LAMBERT S.A. NPV(NEW)                  77,394
      2,141       HAGEMEYER NV                                            41,234


                                               See notes to financial statements
22  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 OTHER--(CONTINUED)
      3,000       HAW PAR CORP LTD                                  $      7,146
    262,384       HAYS PLC                                               676,223
     69,167       HUTCHINSON WHAMPOA LTD                                 698,353
        836       ISS-INTERNATIONAL SERVICE SYSTEM A/S                    48,959
     25,054       ITOCHU CORP                                            101,850
     11,000       KEPPEL CORP LTD                                         21,855
      9,612       KIDDE PLC                                               11,017
        118       KOBENHAVNS LUFTHAVNE AS                                  9,191
        651       M.J. MAILLIS S.A.                                        4,001
     24,000     * MARUBENI CORP                                           46,184
        600       MEITEC CORP                                             20,061
    236,297     * MICHAEL PAGE INTERNATIONAL                             465,259
     21,318       MITSUBISHI CORP                                        171,786
     24,632       MITSUI & CO LTD                                        165,706
      1,463       OCE NV                                                  15,357
      1,007       OM AB                                                   12,766
        458     * OSTASIATISKE KOMPAGNI                                   10,572
     14,835       PACIFIC DUNLOP LTD                                       6,331
      2,690       PREUSSAG AG.                                            81,525
     37,819       RENTOKIL INITIAL PLC                                   128,184
     87,847     * SEAT-PAGINE GIALLE S.P.A.                               90,357
      4,182       SECOM CO LTD                                           233,383
     12,291       SECURICOR PLC                                           28,522
      6,098       SECURITAS AB SERIES B FREE                             106,721
      3,386       SOFTBANK CORP                                          111,041
     12,320       SOUTHCORP LTD                                           47,625
     13,000       SUMITOMO CORP                                           90,998
        104       SURVEILLANCE S.A. SOCIETE DE                            18,805
     19,100       SWIRE PACIFIC LTD (CLASS A)                             98,932
      3,310       TELEFONICA PUBLICIDAD E INFORMACION S.A.                15,691
        469       TIS, INC                                                18,238
      8,592       TNT POST GROUP NV                                      179,296
        300       TRANS COSMOS, INC                                       12,147
    128,578       VEDIOR NV                                            1,164,692
      5,842       WESFARMERS LTD                                          80,472
     25,204       WHARF HOLDINGS LTD                                      52,672
                                                                    ------------
                  TOTAL OTHER                                          7,781,330
                                                                    ------------
 PRODUCER DURABLES--4.53%
      4,924       ABB LTD                                                 72,378
     17,791       ABB LTD (SWITZERLAND)                                  269,237
      2,602       ADVANTEST CORP                                         223,029
        992       AIXTRON AG.                                             28,469
      3,872       ALSTOM                                                 107,711
      4,669       AMADA CO LTD                                            23,622
      2,000       AMANO CORP                                              15,010
      3,814       ATLAS COPCO AB SERIES B FREE                            73,932
      8,388       BALFOUR BEATTY PLC                                      23,623
        161       BARCO (NEW) NV                                           7,230
        165       BEWCKISER WASSER TECHNIK AG.                             4,679
     11,279     * CHARTERED SEMICONDUCTOR
                    MANUFACTURING LTD (SINGAPORE)                         28,229
      2,000       DAIFUKU CO LTD                                           9,910
      4,000       DAIKIN INDUSTRIES LTD                                   74,088
      5,000       EBARA CORP                                              41,333
      1,619       FAG KUGELFISCHER (GEORG) SCHAEFER AG.                   10,279
      2,194       FANUC LTD                                              109,245
         70       FISCHER (GEORGE) LTD (REGD)                             16,844
     11,071       FKI PLC                                                 43,752
        505       FLS INDUSTRIES AS (CLASS B)                              5,398
      8,000       FUJI ELECTRIC CO LTD                                    26,299
        800       FUJI MACHINE MANUFACTURING CO LTD                       14,657
     31,894       FUJITSU LTD                                            335,009
    115,033     * HITACHI LTD                                          1,129,888
     17,000     * HITACHI ZOSEN CORP                                      16,084
      7,019       IMI PLC                                                 22,210
     62,182       INVENSYS PLC                                           118,061
     22,000       ISHIKAWAJIMA-HARIMA HEAVY
                  INDUSTRIES CO LTD                                       54,331
     23,000     * KAWASAKI HEAVY INDUSTRIES LTD                           37,990
        285       KCI KONESCRANES INTERNATIONAL                            7,961
     17,596       KOMATSU LTD                                             80,702
        908       KOMORI CORP                                             12,376
        273       KONE CORP SERIES B                                      18,489
     33,194       KONINKLIJKE PHILIPS ELECTRONICS NV                     879,839
      2,000       KOYO SEIKO CO LTD                                       10,151
     19,000       KUBOTA CORP                                             75,563
        590     * KUDELSKI S.A. (BR)                                      49,567
      2,000       KURITA WATER INDUSTRIES LTD                             27,518
      1,811     * KVAERNER INDUSTRIER AS SERIES A                         12,706
         80     * LOGITECH INTERNATIONAL S.A. (REGD)                      25,637
      1,796       MAKITA CORP                                             11,318
      7,000       MATSUSHITA ELECTRIC WORKS LTD                           80,935
      1,949       METSO OYJ                                               21,614
     32,211       MITSUBISHI ELECTRIC CORP                               159,613
     58,000       MITSUBISHI HEAVY INDUSTRIES LTD                        264,616
     14,000     * MITSUI ENGINEERING & SHIPBUILDING CO LTD                21,665
      2,000       MORI SEIKI CO LTD                                       16,357
        368     * NEG MICON A/S                                           16,697

      5,530       NIKON CORP                                              52,499
     28,267       NEC CORP                                               381,906
        390       NKT HOLDING A/S                                          5,321
      9,408       NSK LTD                                                 40,659
      8,296       NTN CORP                                                23,015
      9,000       OKI ELECTRIC INDUSTRY CO LTD                            43,659
      3,477       PACE MICRO TECNOLOGY PLC                                18,680
      2,000       SANDEN CORP                                              8,018
      4,909       SANDVIK AB                                              98,766
         12       SCHINDLER HOLDING LTD (REGD)                            13,352
     20,832       SCHNEIDER ELECTRIC S.A.                              1,151,608
     15,000       SEMBCORP INDUSTRIES LTD                                 13,254
        428     * SGL CARBON AG.                                          14,928
     16,842       SIEMENS AG. (REGD)                                   1,033,695
    166,873       SINGAPORE TECHNOLOGIES ENGINEERING LTD                 236,302
      5,000       SMC CORP                                               535,214
      4,049       SMITH (HOWARD) LTD                                      27,916
      2,000       STANLEY ELECTRIC CO LTD                                 18,586
         55       SULZER AG. (REGD)                                       17,503
      9,180     * SUMITOMO HEAVY INDUSTRIES LTD                           12,807
      1,902       SVENKA KULLAGERFABRIKEN AB SERIES B                     29,967
      1,000       TAKUMA CO LTD                                           10,022
      1,018     * TANDBERG ASA                                            12,921
      1,000       THK CO LTD                                              18,802
      5,999       TOKYO ELECTRON LTD                                     363,163
      3,558       TOMRA SYSTEMS AS                                        54,881
     55,512     * TOSHIBA CORP                                           293,325
      2,000       TOYODA AUTOMATIC LOOM WORKS LTD                         41,213
      2,000       USHIO, INC                                              27,438
        195       VA TECHNOLOGIE AG. (BR)                                  6,281
     23,093       VESTAS WIND SYSTEMS A/S                              1,076,691
        684       WARTSILA OYJ SERIES B                                   13,752
      5,000       YOKOGAWA ELECTRIC CORP                                  44,501
                                                                    ------------
                  TOTAL PRODUCER DURABLES                             10,476,496
                                                                    ------------
 TECHNOLOGY--9.98%
     21,793       ALCATEL                                                455,695
      2,444       ALPS ELECTRIC CO LTD                                    22,771
      1,169       ALTRAN TECHNOLOGIES S.A.                                54,429
      1,000       ANRITSU CORP                                            15,114
     17,367     * ARM HOLDINGS PLC                                        65,581
     55,447       ASAHI GLASS CO LTD                                     460,590
        277       ASCOM HOLDING AG.                                       12,776
    150,018     * ASML HOLDING NV                                      3,364,233


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  23

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 TECHNOLOGY--(Continued)
      3,500       ASM PACIFIC TECHNOLOGY LTD                        $      6,282
        393     * ATOS ORIGIN                                             28,279
      1,155     * BUSINESS OBJECTS                                        27,573
     31,078       CANON, INC                                           1,255,915
      2,202       CAP GEMINI S.A.                                        160,315
      5,759       CITIZEN WATCH CO LTD                                    35,094
      9,550       CMG PLC                                                 41,770
        962       COMPTEL OYJ                                              7,598
      7,651       COMPUTERSHARE LTD                                       23,908
      1,050       CREATIVE TECHNOLOGY LTD                                  8,817
      1,293       CSK CORP                                                40,226
     12,679       DAI NIPPON PRINTING CO LTD                             154,730
      3,000       DAINIPPON SCREEN MANUFACTURING CO LTD                   12,508
        791       DASSAULT SYSTEMES S.A.                                  30,481
        891     * EDB BUSINESS PARTNER ASA                                 7,635
        220     * EIDOS PLC -N/P RTS                                         275
     17,428       EPCOS AG.                                              948,826
     12,495       ERG LTD                                                  9,142
    144,905       ERICSSON TELEFON (LM) AB SERIES B                      792,083
      3,044     * FLEXTRONICS INTERNATIONAL LTD                           79,478
      7,000       FUJIKURA LTD                                            42,656
      9,000       FURUKAWA ELECTRIC CO LTD                                71,802
     11,512       FUTURIS CORP LTD                                        15,676
      6,118       GETRONICS NV                                            25,378
      2,000       HIROSE ELECTRIC CO LTD                                 152,345
      3,000       HITACHI CABLE LTD                                       16,140
        558       HOGANAS AB SERIES B                                      9,022
      9,228       HOYA CORP                                              584,536
      4,320       INFINEON TECHNOLOGIES AG.                              101,303
        135     * INFOCUS CORP                                             2,234
        989       INTRACOM S.A.                                           14,384
        355     * IONA TECHNOLOGIES PLC                                   13,674
    286,769       JOHNSON ELECTRIC HOLDINGS LTD                          393,406
        725       KEYENCE CORP                                           143,876
      2,000       KOKUYO CO LTD                                           21,007
      6,000       KONICA CORP                                             44,068
      3,130       KYOCERA CORP                                           276,066
      1,000       KYOWA EXEO CORP                                          8,154
      7,993       LOGICA PLC                                              97,012
     55,629       MARCONI PLC                                            197,938
      1,000       MATSUSHITA COMMUNICATION
                    INDUSTRIAL CO LTD                                     45,543
      3,188     * MERKANTILDATA ASA                                        5,293
      7,000       MINEBEA CO LTD                                          46,080
     11,539       MISYS PLC                                               80,655
      1,000       MITSUMI ELECTRIC CO LTD                                 18,642
      8,202       MURATA MANUFACTURING CO LTD                            545,194
        323     * NAVISIONDAMGAARD A/S                                     6,905
      2,218       NERA ASA                                                 6,699
      3,000       NGK SPARK PLUG CO LTD                                   28,143
      5,674       NIDEC CORP                                             295,264
      2,000       NIPPON COMSYS CORP                                      27,101
      6,000       NIPPON SHEET GLASS CO LTD                               34,927
      2,400       NITTO DENKO CORP                                        69,277
    189,674       NOKIA OYJ                                            4,512,472
         25       NTT DATA CORP                                          136,309
      4,000       OLYMPUS OPTICAL CO LTD                                  64,081
      8,000       OMNI INDUSTRIES LTD                                     17,739
      4,000       OMRON CORP                                              72,324
        120     * OPTICOM ASA                                              7,635
      2,000     * QPL INTERNATIONAL HOLDING WTS 01/28/04                     158
     32,000       RICOH CO LTD                                           690,206
      3,464       ROHM CO LTD                                            538,280
     21,529       SAGE GROUP PLC                                          76,907
        202       SAGEM S.A.(NEW)                                          9,918
     27,686       SAP AG.                                              3,841,726
        369       SOFTWARE AG. (REGD)                                     24,115
     15,731       SPIRENT PLC                                             48,894
      9,740       STMICROELECTRONICS NV                                  338,067
      3,000       SUMITOMO BAKELITE CO LTD                                22,875
     11,222       SUMITOMO ELECTRIC INDUSTRIES LTD                       127,232
      1,834       TAIYO YUDEN CO LTD                                      48,821
        875     * TANDBERG TELEVISION ASA                                  7,545
      2,000       TDK CORP                                                93,171
      1,853     * THOMSON MULTIMEDIA                                      59,610
      1,648       TIETOENATOR CORP                                        36,692
     58,000       TOPPAN PRINTING CO LTD                                 596,666
      1,000     * TREND MICRO, INC                                        37,525
         92       UNAXIS HOLDING AG.                                      12,950
     12,199       VENTURE MANUFACTURING LTD (SINGAPORE)                   81,016
      4,925       WM-DATA AB SERIES B                                     14,614
      3,458       YAMAHA CORP                                             34,852
                                                                    ------------
                  TOTAL TECHNOLOGY                                    23,114,924
                                                                    ------------

 TRANSPORTATION--1.38%
     15,465     * ALITALIA S.P.A.                                         18,852
     10,000     * ALL NIPPON AIRWAYS CO LTD                               32,233
      6,837       ASSOCIATED BRITISH PORTS HOLDINGS PLC                   41,875
      1,028       ATTICA ENTERPRISE HOLDING S.A.                           6,996
        957       BERGESEN D.Y. AS (CLASS B)                              16,504
      4,630       BRAMBLES INDUSTRIES LTD                                112,922
     10,807       BRITISH AIRWAYS PLC                                     52,284
     20,000       CATHAY PACIFIC AIRWAYS LTD                              27,052
         18       CENTRAL JAPAN RAILWAY CO                               111,853
         73       CMB CIE MARITIME BELGE S.A.                              4,514
          5       DAMPSKIBSSELSKABET AF 1912 (CLASS B)                    34,683
          4       DAMPSKIBSSELSKABET SVENDBORG (CLASS B)                  35,934
      3,735       DEUTSCHE LUFTHANSA AG. (REGD)                           58,843
        371       DSV, DE SAMMENSLUTTEDE VOGNMAEND SERIES B                8,522
         56       EAST JAPAN RAILWAY CO                                  323,293
      5,001       EXEL PLC                                                53,418
      8,427       FIRSTGROUP PLC                                          43,021
        848       FRONTLINE LTD                                           14,533
      1,537       GROUPE AIR FRANCE                                       24,722
     12,000       JAPAN AIRLINES CO LTD                                   38,583
      4,000       KAMIGUMI CO LTD                                         19,564
      9,000       KAWASAKI KISEN KAISHA LTD                               17,102
      8,000       KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD                  34,702
     10,000       KEIO ELECTRIC RAILWAY CO LTD                            51,957
     28,375     * KINKI NIPPON RAILWAY CO LTD                            113,758
        458       KLM (ROYAL DUTCH AIRLINES) NV                            8,064
     38,554       MAYNE NICKLESS LTD                                     126,353
      2,000       MITSUBISHI LOGISTICS CORP                               18,217
     13,000       MITSUI O.S.K. LINES LTD                                 38,150
     24,000       MTR CORP                                                41,078
    134,000     * NEPTUNE ORIENT LINES LTD                               102,966
     15,821       NIPPON EXPRESS CO LTD                                   71,419
     19,000       NIPPON YUSEN KABUSHIKI KAISHA                           75,258
     10,752       PENINSULAR & ORIENTAL STEAM NAVIGATION CO               40,223
      8,521       RAILTRACK GROUP PLC                                     40,026
      4,694     * RYANAIR HOLDINGS PLC                                    48,678
      1,007     * SAS DANMARK A/S ACCEPTANCE                               9,161
        428       SAS NORGE ASA SERIES B                                   3,919
      2,000       SEINO TRANSPORTATION CO LTD                             13,005
     29,245       SINGAPORE AIRLINES LTD (LR)                            202,247
     21,101       STAGECOACH HOLDINGS PLC                                 23,370
     14,000       TOBU RAILWAY CO LTD                                     44,789
    131,000       TOKYU CORP                                             714,261


                                               See notes to financial statements
24  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - INTERNATIONAL EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 TRANSPORTATION--(CONTINUED)
         20       WEST JAPAN RAILWAY CO                             $    108,406
      7,595       YAMATO TRANSPORT CO LTD                                159,248
                                                                    ------------
                  TOTAL TRANSPORTATION                                 3,186,558
                                                                    ------------
 UTILITIES--10.63%
      2,127       ACEA S.P.A.                                             15,935
      1,083       AGUAS DE BARCELONA S.A.                                 14,916
         34       AGUAS DE BARCELONA S.A. (NEW)                              477
        638       ATHENS WATER SUPPLY & SEWAGE                             4,029
      7,114       AUSTRALIA GAS LIGHT CO                                  30,652
      2,223       AUTOPISTAS CONCESIONARIA ESPANOLA S.A.                  20,211
     16,544       AUTROSTRADE S.P.A.                                     107,422
      5,048       AWG PLC                                                 42,597
  3,182,842     * AWG PLC (REDMBLE SHS)                                    3,983
      2,986       BOUYGUES S.A.                                          100,911
      5,493       BRISA AUTO-ESTRADAS DE PORTUGAL S.A.                    46,501
    193,116     * BRITISH TELECOMMUNICATIONS PLC                       1,214,045
     37,152     * BRITISH TELECOMMUNICATIONS PLC FP                      219,452
     55,753       CABLE & WIRELESS PLC                                   327,954
     11,000       CHUBU ELECTRIC POWER CO, INC                           233,730
     37,840       CLP HOLDINGS LTD                                       158,644
      7,004       CONTACT ENERGY LTD                                       8,443
     80,583       DEUTSCHE TELEKOM AG. (REGD)                          1,836,450
        242     * E.BISCOM S.P.A.                                         13,931
     12,198       E.ON AG.                                               639,617
      5,067       EDISON S.P.A.                                           46,455
     24,161       EIRCOM PLC                                              26,487
        600       ELECTRABEL S.A.                                        118,451
     36,765       ELECTRICIDADE DE PORTUGAL S.A.                          87,769
  1,100,000       ELECTRONICS BOUTIQUE PLC                             1,651,465
     17,976       ENDESA S.A.                                            286,704
     84,778       ENEL S.P.A.                                            259,090
      9,982       FRANCE TELECOM S.A.                                    475,758
      4,171       GN STORE NORD A/S-GN GREAT NORDIC                       37,470
      5,034       HELLENIC TELECOMMUNICATIONS
                    ORGANIZATION S.A.                                     66,055
     89,000       HONGKONG ELECTRIC HOLDINGS LTD                         342,323
     15,307       IBERDROLA S.A.                                         196,319
    417,850     * INTERNATIONAL POWER PLC                              1,761,524
     13,700       KANSAI ELECTRIC POWER CO, INC                          232,331
      7,850       KELDA GROUP PLC                                         43,056
     19,784     * KPN NV                                                 112,214
      7,000       KYUSHU ELECTRIC POWER CO, INC                          117,586
     29,703       NATIONAL GRID GROUP PLC                                218,897
      1,720     * TELE2 AB SERIES B                                       55,858
        209       NIPPON TELEGRAPH & TELEPHONE CORP                    1,089,272
         81       NTT DOCOMO, INC                                      1,409,359
        154       OESTERREICHISCHE ELEKTRIZITAETS
                    WIRSCHAFTS AG.                                        12,776
    178,361     * PACIFIC CENTURY CYBERWORKS LTD                          50,881
      3,734       PANAFON HELLENIC TELECOM S.A.                           20,230
     19,108     * PORTUGAL TELECOM S.A.                                  133,291
        382     * PORTUGAL TELECOM S.A. (BABY SHS)                         2,664
      7,502       RHEIN-WESTFALEN ELECTRIC AG. (STAMM)                   298,367
     17,117       SCOTTISH & SOUTHERN ENERGY PLC                         161,291
     35,119       SCOTTISH POWER PLC                                     258,316
      6,844       SEVERN TRENT PLC                                        71,709
     77,000       SINGAPORE TELECOMMUNICATIONS LTD                        80,298
      7,426       SONERA OYJ                                              57,899
     12,766       SUEZ                                                   410,675
      3,500       SUEZ S.A.                                              112,296
      3,500     * SUEZ S.A. (STRIP VVPR)                                      29
        514       SWISSCOM AG. (REGD)                                    122,397
     75,809       TELECOM ITALIA MOBILE S.P.A.                           386,347
      2,594       TDC A/S                                                 93,509
      2,628     * SONG NETWORKS HOLDING AB                                 5,456
     29,678       TELECOM CORP OF NEW ZEALAND LTD                         67,146
    105,783       TELECOM ITALIA S.P.A.                                  949,254
    140,808     * TELEFONICA DE ESPANA S.A.                            1,735,599
      2,497     * TELEKOM AUSTRIA AG.                                     15,325
      9,157       TELENOR AS                                              37,763
     31,708     * TELEWEST COMMUNICATIONS PLC                             39,688
     17,985       TELIA AB                                                90,874
     94,192       TELSTRA CORP LTD                                       257,486
      7,446     * TERRA LYCOS S.A.                                        54,525
      2,754     * TISCALI S.P.A.                                          23,291
      8,439       TOHOKU ELECTRIC POWER CO, INC                          137,699
     23,046       TOKYO ELECTRIC POWER CO, INC                           596,863
      5,173       UNION ELECTRICA FENOSA S.A.                             96,563
      3,526     * UNITED PAN-EUROPE COMMUNICATIONS NV                      8,954
     10,803       UNITED UTILITIES PLC                                   102,327
  1,146,450       VODAFONE GROUP PLC                                   2,532,450
     85,846       VODAFONE GROUP PLC (SPON ADR)                        1,918,658
                                                                    ------------
                  TOTAL UTILITIES                                     24,617,239
                                                                    ------------
                  TOTAL COMMON STOCK
                    (COST $ 253,525,995)                             229,958,468
                                                                    ------------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENT--0.23%
 U.S. GOVERNMENT AND AGENCY--0.23%
                  FEDERAL FARM CREDIT BANKS (FFCB)
$   535,000         3.940%, 07/02/01                                $    534,941
                                                                    ------------
                  TOTAL SHORT TERM INVESTMENT
                    (COST $534,941)                                      534,941
                                                                    ------------
                 TOTAL PORTFOLIO--99.80%
                    (COST $254,604,955)                              231,050,559
                    OTHER ASSETS AND LIABILITIES, NET--0.20%             462,791
                                                                    ------------
                    NET ASSETS--100.00%                             $231,513,350
                                                                    ============

----------

*  Non-income producing


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  25

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
CORPORATE BONDS--0.01%
 TECHNOLOGY--0.01%
                  MAYAN NETWORKS
$   520,000         5.250%, 11/01/05                                $    105,300
                                                                    ------------
                  TOTAL TECHNOLOGY                                       105,300
                                                                    ------------
                  TOTAL CORPORATE BONDS
                    (COST $520,000)                                      105,300
                                                                    ------------
   SHARES
   ------
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        285       SEALED AIR CORP (NEW)                                   11,385
                                                                    ------------
                  TOTAL BASIC INDUSTRIES                                  11,385
                                                                    ------------
 HEALTH CARE--0.00%
          7     * MEDIQ, INC (NEW)                                             0
                                                                    ------------
                  TOTAL HEALTH CARE                                            0
                                                                    ------------
                  TOTAL PREFERRED STOCK
                    (COST $12,970)                                        11,385
                                                                    ------------
COMMON STOCK--98.80%
 AEROSPACE AND DEFENSE--0.95%
        450     * ALLIANT TECHSYSTEMS, INC                                40,455
     22,447       BOEING CO                                            1,248,053
     10,632     * ECHOSTAR COMMUNICATIONS CORP (CLASS A)                 344,689
        232       ENGINEERED SUPPORT SYSTEMS, INC                          9,092
    239,661     * GENERAL MOTORS CORP (CLASS H)                        4,853,135
        800     * PANAMSAT CORP                                           31,104
        800     * PEGASUS COMMUNICATIONS CORP                             18,000
      4,026       PERKINELMER, INC                                       110,835
      2,100     * TELEDYNE TECHNOLOGIES, INC                              31,920
      1,100     * VIASAT, INC                                             26,268
                                                                    ------------
                TOTAL AEROSPACE AND DEFENSE                            6,713,551
                                                                    ------------
 BASIC INDUSTRIES--0.33%
        222     * AEP INDUSTRIES, INC                                      7,845
      3,564       ALCOA, INC                                             140,421
      2,117     * AMERICAN STANDARD COS, INC                             127,231
        300       APTARGROUP, INC                                          9,729
        711       ARCH COAL, INC                                          18,393
        700     * BUCKEYE TECHNOLOGIES, INC                               10,080
      1,225     * CABOT MICROELECTRONICS CORP                             75,950
      1,400       CAMBREX CORP                                            70,812
        400       CARLISLE COS, INC                                       13,948
        469       CENTURY ALUMINUM CO                                      7,522
        700     * COLLINS & AIKMAN CORP                                    4,340
      1,700       CONSOL ENERGY, INC                                      43,010
        691     * CORVAS INTERNATIONAL, INC                                8,139
      3,600     * DAL-TILE INTERNATIONAL, INC                             66,780
      1,500     * DIONEX CORP                                             49,875
      1,900     * EARTHSHELL CORP                                          6,460
      5,025       ECOLAB, INC                                            205,874
      1,200       ELCOR CORP                                              24,300
      1,100     * ENERGY CONVERSION DEVICES, INC                          30,800
        700       FERRO CORP                                              15,267
        300       FLORIDA ROCK INDUSTRIES, INC                            14,070
      8,300     * FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B)                                               91,715
        300       GENTEK, INC                                              1,590
      1,100       GEORGIA GULF CORP                                       17,050
      2,000       GEORGIA-PACIFIC CORP (TIMBER CO)                        71,500
      3,915       HOMESTAKE MINING CO                                     30,341
      1,200     * INSITUFORM TECHNOLOGIES, INC (CLASS A)                  43,800
        800     * IVEX PACKAGING CORP                                     15,200
      3,584       KIMBERLY-CLARK CORP                                    200,345
        100       LIQUI-BOX CORP                                           3,897
      1,700     * LONE STAR TECHNOLOGIES, INC                             61,540
      1,100       MACDERMID, INC                                          19,800
      1,900     * MATTSON TECHNOLOGY, INC                                 33,212
      2,405       METRIS COS, INC                                         81,072
        700     * MOBILE MINI, INC                                        23,086
        300     * MUELLER INDUSTRIES, INC                                  9,873
        488     * NANOPHASE TECHNOLOGIES CORP                              5,392
      3,578       NEWMONT MINING CORP                                     66,586
        200       NL INDUSTRIES, INC                                       2,770
        300     * NVR, INC                                                44,400
      1,200     * OAKLEY, INC                                             22,200
        202       OGLEBAY NORTON CO                                        5,328
      2,000     * PACKAGING CORP OF AMERICA                               31,060
        200       PENN ENGINEERING & MANUFACTURING CORP                    3,500
      1,900     * SCICLONE PHARMACEUTICALS, INC                           11,077
      4,410     * SEALED AIR CORP                                        164,272
      2,000     * SHAW GROUP, INC                                         80,200
        400     * SIMPSON MANUFACTURING CO, INC                           24,200

      3,900       SOLUTIA, INC                                            49,725
        600       SPARTECH CORP                                           14,490
      1,100     * STEEL DYNAMICS, INC                                     13,750
      2,550     * STILLWATER MINING CO                                    74,587
        400     * TREX CO, INC                                             7,700
        700       WD-40 CO                                                18,270
        300       WILLAMETTE INDUSTRIES, INC                              14,850
                                                                    ------------
                TOTAL BASIC INDUSTRIES                                 2,309,224
                                                                    ------------
 CONSUMER CYCLICAL--12.40%
      1,350     * 99 CENTS ONLY STORES                                    40,432
      5,672     * ABERCROMBIE & FITCH CO (CLASS A)                       252,404
      1,000       ACKERLEY GROUP, INC                                     11,210
      2,100     * ACTV, INC                                                6,993
        900       ADVANCED MARKETING SERVICES, INC                        18,765
        200     * ALEXANDER'S, INC                                        12,020
        549     * AMC ENTERTAINMENT, INC                                   7,137
      2,350     * AMERICAN EAGLE OUTFITTERS, INC                          82,814
      4,771     * AMERICREDIT CORP                                       247,853
        400     * ANNTAYLOR STORES CORP                                   14,320
    493,369     * AOL TIME WARNER, INC                                26,148,557
        479       APOGEE ENTERPRISES, INC                                  5,982
      5,267     * APOLLO GROUP, INC (CLASS A)                            223,584
      1,800       APPLEBEE'S INTERNATIONAL, INC                           57,600
      1,600     * ARGOSY GAMING CO                                        44,416
    240,470     * A T & T CORP-LIBERTY MEDIA GROUP (CLASS A)           4,205,820
        774     * BALLY TOTAL FITNESS HOLDING CORP                        22,918
        447       BARNES GROUP, INC                                       11,040
        500     * BEASLEY BROADCAST GROUP, INC (CLASS A)                   8,500
        300     * BEBE STORES, INC                                         8,748
     16,000     * BED BATH & BEYOND, INC                                 480,000
      1,375     * BIG LOTS, INC                                           18,810
        800       BLOCKBUSTER, INC (CLASS A)                              14,600
      3,700     * BOYDS COLLECTION LTD                                    45,954
        700     * BUCA, INC                                               15,225
        862     * CABLEVISION SYSTEMS CORP
                   (RAINBOW MEDIA GROUP)                                  22,239
      1,689       CALLAWAY GOLF CO                                        26,686
      3,200     * CATALINA MARKETING CORP                                 97,632
      1,600     * CEC ENTERTAINMENT, INC                                  78,960
        853     * CHARLOTTE RUSSE HOLDING, INC                            22,860
      1,550     * CHICO'S FAS, INC                                        46,112
      1,300     * CHILDREN'S PLACE RETAIL STORES, INC                     34,840
      3,300     * CHOICE HOTELS INTERNATIONAL, INC                        49,500
        587     * CHRISTOPHER & BANKS CORP                                19,136
     85,672     * CLEAR CHANNEL COMMUNICATIONS, INC                    5,371,634
        200     * COLDWATER CREEK, INC                                     5,200
        600     * COLUMBIA SPORTSWEAR CO                                  30,594
     11,201     * COMCAST CORP (CLASS A) (SPECIAL)                       486,123
      2,500     * COPART, INC                                             73,125
      1,900     * COX RADIO, INC (CLASS A)                                52,915


                                               See notes to financial statements
26  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 CONSUMER CYCLICAL--(CONTINUED)
        300       CPI CORP                                          $      7,350
        500     * CROWN MEDIA HOLDINGS, INC (CLASS A)                      9,275
      3,785       DANAHER CORP                                           211,960
      1,375     * DIRECT FOCUS, INC                                       65,312
     12,967       DOLLAR GENERAL CORP                                    252,856
      5,294     * DOLLAR TREE STORES, INC                                147,384
      1,000       DONALDSON CO, INC                                       31,150
        700       DOVER DOWNS ENTERTAINMENT, INC                          10,780
      1,100       DOW JONES & CO, INC                                     65,681
      1,400       FACTSET RESEARCH SYSTEMS, INC                           49,980
      7,100       FAMILY DOLLAR STORES, INC                              181,973
        200     * FOOTSTAR, INC                                            6,880
        500       FOREST CITY ENTERPRISES, INC (CLASS A)                  27,500
      1,000     * FOSSIL, INC                                             20,750
      3,000     * FOX ENTERTAINMENT GROUP, INC (CLASS A)                  83,700
     34,330       GAP, INC                                               995,570
     35,533     * GEMSTAR-TV GUIDE INTERNATIONAL, INC                  1,513,706
      1,700     * GENESCO, INC                                            57,120
      1,121     * GENESISINTERMEDIA, INC                                  21,018
      4,700     * GENTEX CORP                                            130,989
      1,800       GRACO, INC                                              59,400
         14       GREY GLOBAL GROUP, INC                                   9,310
        500     * GROUP 1 AUTOMOTIVE, INC                                 14,800
      1,600     * GUITAR CENTER, INC                                      33,808
     96,142       HARLEY-DAVIDSON, INC                                 4,526,365
        600       HARMAN INTERNATIONAL INDUSTRIES, INC                    22,854
        400       HARTE-HANKS, INC                                         9,904
      3,453     * HISPANIC BROADCASTING CORP                              99,066
      1,300     * HOLLYWOOD ENTERTAINMENT CORP                            10,998
      1,400     * HOT TOPIC, INC                                          43,540
        200     * IMPCO TECHNOLOGIES, INC                                  7,070
        800     * INFORMATION HOLDINGS, INC                               25,840
      4,314     * INTERNATIONAL GAME TECHNOLOGY                          270,703
        612       INTERNATIONAL SPEEDWAY CORP (CLASS A)                   25,704
     18,695       INTERPUBLIC GROUP OF COS, INC                          548,698
      1,700     * INTERTAN, INC                                           23,800
      5,450       INTIMATE BRANDS, INC                                    82,131
      1,300     * INTRANET SOLUTIONS, INC                                 49,465
      2,500     * JACK IN THE BOX, INC                                    65,250
      3,312     * JONES APPAREL GROUP, INC                               143,078
        600     * KENNETH COLE PRODUCTIONS, INC (CLASS A)                 12,090
        600     * KEY3MEDIA GROUP, INC                                     6,966
        488       KNIGHT RIDDER, INC                                      28,938
     25,131     * KOHLS CORP                                           1,576,467
      2,166     * KRISPY KREME DOUGHNUTS, INC                             86,640
        800     * LANDS' END, INC                                         32,120
      2,200       LEE ENTERPRISES, INC                                    72,600
        400       LIBBEY, INC                                             15,884
      1,300     * LIBERTY DIGITAL, INC (CLASS A)                           7,917
      2,378     * LINENS `N THINGS, INC                                   64,966
        500     * LODGENET ENTERTAINMENT CORP                              8,750
        103     * LYNCH INTERACTIVE CORP                                   6,490
        500     * MADDEN (STEVEN) LTD                                      9,135
        700       MARRIOTT INTERNATIONAL, INC (CLASS A)                   33,138
        600     * MARTHA STEWART LIVING OMNIMEDIA, INC
                (CLASS A)                                                 13,860
        868       MAYTAG CORP                                             25,397
      3,344       MCGRAW-HILL COS, INC                                   221,205
        400     * MEDIACOM COMMUNICATIONS CORP                             5,600
      1,300     * MEN'S WEARHOUSE, INC                                    35,880
        644     * METRO ONE TELECOMMUNICATIONS, INC                       41,776
        562     * MGM MIRAGE                                              16,837
      1,363     * MICHAELS STORES, INC                                    55,883
      1,100     * MICROS SYSTEMS, INC                                     24,200
        900     * MIDWAY GAMES, INC                                       16,650
      1,100     * MSC INDUSTRIAL DIRECT CO (CLASS A)                      19,140
     54,900       NIKE, INC (CLASS B)                                  2,305,251
        600     * NPC INTERNATIONAL, INC                                   6,480
        600     * O'CHARLEYS, INC                                         11,628
     66,830       OMNICOM GROUP, INC                                   5,747,380
        800     * O'REILLY AUTOMOTIVE, INC                                22,960
        800       OSHKOSH B'GOSH, INC (CLASS A)                           26,600
        300       OSHKOSH TRUCK CORP                                      13,275
        650     * OUTBACK STEAKHOUSE, INC                                 18,720
        600     * P.F. CHANG'S CHINA BISTRO, INC                          22,740
      2,200     * PACIFIC SUNWEAR CALIFORNIA, INC                         49,346
      1,100     * PAPA JOHN'S INTERNATIONAL, INC                          27,885
        500     * PARKERVISION, INC                                       13,075
        500     * PENN NATIONAL GAMING, INC                               12,700
      1,300     * PERFORMANCE FOOD GROUP CO                               35,815
        800       PIER 1 IMPORTS, INC                                      9,200
        857     * PINNACLE SYSTEMS, INC                                    5,184
        900     * PIXAR, INC                                              36,720
        253     * PLATO LEARNING, INC                                      7,830
        600     * PLAYBOY ENTERPRISES, INC (CLASS B)                       9,390
      1,200       POLARIS INDUSTRIES, INC                                 54,960
      1,800     * PRESSTEK, INC                                           21,600
      8,835     * PRIMEDIA, INC                                           59,989

      1,100     * PRIVATE MEDIA GROUP, INC                                10,340
        800     * QUIKSILVER, INC                                         20,000
        900     * RARE HOSPITALITY INTERNATIONAL, INC                     20,340
      2,765       READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE)                                   79,493
        700     * REGENT COMMUNICATIONS, INC                               8,393
      1,100       REGIS CORP                                              23,089
        533     * RENT-A-CENTER, INC                                      28,035
      3,600       RUBY TUESDAY, INC                                       61,560
        550     * SAGA COMMUNICATIONS, INC (CLASS A)                      13,057
      1,100     * SCHOLASTIC CORP                                         49,500
        700     * SCOTTS CO (CLASS A)                                     29,015
      1,000     * SCP POOL CORP                                           34,440
      2,900     * SIRIUS SATELLITE RADIO, INC                             32,799
        251     * SKILLSOFT CORP                                           8,596
        400     * SONIC AUTOMOTIVE, INC                                    7,640
      1,600     * SONIC CORP                                              50,768
      1,800     * SOTHEBY'S HOLDINGS, INC (CLASS A)                       29,034
      1,243     * SPANISH BROADCASTING SYSTEM, INC (CLASS A)              10,205
        700     * SPEEDWAY MOTORSPORTS, INC                               17,647
     22,191     * STARBUCKS CORP                                         510,393
      1,195     * STATION CASINOS, INC                                    19,120
        700     * STEIN MART, INC                                          7,238
        100     * SYLVAN LEARNING SYSTEMS, INC                             2,430
     25,573       SYSCO CORP                                             694,306
        674       TALBOTS, INC                                            29,487
      1,286       TANGER FACTORY OUTLET CENTERS, INC                      29,578
     24,907       TARGET CORP                                            861,782
      2,925     * THE CHEESECAKE FACTORY, INC                             82,777
      1,013     * THQ, INC                                                49,890
      6,808       TIFFANY & CO                                           246,585
      1,200     * TIMBERLAND CO (CLASS A)                                 47,412
     13,932       TJX COS, INC                                           444,012
      2,299     * TOO, INC                                                62,992
      2,600     * TOPPS CO, INC                                           30,394
        300     * TRENDWEST RESORTS, INC                                   7,020
      2,191     * U.S.A. NETWORKS, INC                                    61,764
        200     * UNITED TELEVISION, INC                                  25,200
        800     * UNIVERSAL ELECTRONICS, INC                              14,400
      9,711     * UNIVISION COMMUNICATIONS, INC (CLASS A)                415,436
        600     * VANS, INC                                               14,100
    148,783     * VIACOM, INC (CLASS B)                                7,699,519
    336,117       WAL-MART STORES, INC                                16,402,510


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  27

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 CONSUMER CYCLICAL--(CONTINUED)
        180     * WET SEAL, INC (CLASS A)                           $      6,229
      2,900       WILEY (JOHN) & SONS, INC (CLASS A)                      68,585
      2,300     * WILLIAMS-SONOMA, INC                                    89,286
        100     * WILSONS THE LEATHER EXPERTS, INC                         1,855
        400     * WMS INDUSTRIES, INC                                     12,868
        430       WOODWARD GOVERNOR CO                                    36,270
        400     * WORLD WRESTLING FEDERATION
                    ENTERTAINMENT, INC                                     5,520
        600     * YOUNG BROADCASTING, INC (CLASS A)                       20,148
        236     * ZOMAX, INC                                               2,102
                                                                    ------------
                TOTAL CONSUMER CYCLICAL                               87,878,392
                                                                    ------------
 CONSUMER NON-CYCLICAL--7.36%
        100     * 1-800-FLOWERS.COM, INC                                   1,484
        520     * 7-ELEVEN, INC                                            5,850
     10,599     * AMAZON.COM, INC                                        149,975
        600     * AMERICAN ITALIAN PASTA CO (CLASS A)                     27,840
     19,966       ANHEUSER-BUSCH COS, INC                                822,599
        636     * AUTOZONE, INC                                           23,850
     87,700       AVON PRODUCTS, INC                                   4,058,756
        800     * BARNES & NOBLE, INC                                     31,480
      9,184     * BEST BUY CO, INC                                       583,367
      3,206     * BJ'S WHOLESALE CLUB, INC                               170,751
      2,200       BLYTH, INC                                              56,562
      2,300     * CADIZ, INC                                              21,183
      8,700       CAMPBELL SOUP CO                                       224,025
        300       CARTER-WALLACE, INC                                      5,805
      2,546     * CDW COMPUTER CENTERS, INC                              101,101
        400     * CHEAP TICKETS, INC                                       6,040
      2,800       CHURCH & DWIGHT CO, INC                                 71,260
      2,329     * COACH, INC                                              88,618
        100       COCA-COLA BOTTLING CO CONSOLIDATED                       3,935
     95,392       COCA-COLA CO                                         4,292,640
      5,613       COCA-COLA ENTERPRISES, INC                              91,772
     41,900       COLGATE-PALMOLIVE CO                                 2,471,681
        800     * CONSTELLATION BRANDS, INC (CLASS A)                     32,800
      1,400     * COST PLUS, INC                                          42,000
      3,301     * COSTCO WHOLESALE CORP                                  135,605
     17,555       CVS CORP                                               677,623
        500     * DEL MONTE FOODS CO                                       4,190
      2,200       DELTA & PINE LAND CO                                    43,230
      2,100       DIAL CORP                                               29,925
      1,000       DREYER'S GRAND ICE CREAM, INC                           27,900
      1,300     * DUANE READE, INC                                        42,250
        400     * ELECTRONICS BOUTIQUE HOLDINGS CORP                      12,700
      6,200    b* ETOYS, INC                                                  74
        300     * EXPEDIA, INC (CLASS A)                                  13,980
        900     * FACTORY 2-U STORES, INC                                 26,415
      1,900       FASTENAL CO                                            117,762
        788       FLEMING COS, INC                                        28,131
        994     * FTD.COM, INC                                             7,037
     91,620       GILLETTE CO                                          2,656,063
        178     * GREEN MOUNTAIN COFFEE, INC                               5,318
      2,300     * HAIN CELESTIAL GROUP, INC                               50,600
      5,996       HEINZ (H.J.) CO                                        245,176
    292,190       HOME DEPOT, INC                                     13,601,444
      2,175     * INSIGHT ENTERPRISES, INC                                53,287
      5,500       KELLOGG CO                                             159,500
     31,974     * KRAFT FOODS, INC (CLASS A)                             991,194
     43,091     * KROGER CO                                            1,077,275
      5,900       LAUDER (ESTEE) CO (CLASS A)                            254,290
     20,475       LOWE'S COS, INC                                      1,485,461
        308       MCCORMICK & CO, INC (NON-VOTE)                          12,942
      4,900       MILLER (HERMAN), INC                                   118,580
      1,833     * NBTY, INC                                               22,802
        400       ONEIDA LTD                                               8,132
        400     * PC CONNECTION, INC                                       6,400
      3,602       PEPSI BOTTLING GROUP, INC                              144,440
    100,403       PEPSICO, INC                                         4,437,812
      1,721     * PERRIGO CO                                              28,723
      4,300     * PETSMART, INC                                           30,315
     96,446       PHILIP MORRIS COS, INC                               4,894,634
      4,412     * PRICELINE.COM, INC                                      39,928
     12,695       PROCTER & GAMBLE CO                                    809,941
      4,300       QUAKER OATS CO                                         392,375
     10,259       RADIOSHACK CORP                                        312,899
      5,962       RALSTON PURINA CO                                      178,979
        700     * REVLON, INC (CLASS A)                                    5,075
      8,251     * RITE AID CORP                                           74,259
     46,394     * SAFEWAY, INC                                         2,226,912
     20,773       SARA LEE CORP                                          393,440
      1,300     * SKECHERS USA, INC (CLASS A)                             37,999
        600       SLI, INC                                                 4,950
        205       SMUCKER (J.M) CO                                         5,330
     20,650     * STAPLES, INC                                           330,193
      1,000     * STAR SCIENTIFIC, INC                                     2,910
        800     * TICKETMASTER (CLASS B)                                  11,840
        149       TOOTSIE ROLL INDUSTRIES, INC                             5,742
        600     * TRIARC COS, INC                                         15,720

        600     * TUESDAY MORNING CORP                                     7,950
      1,600       TUPPERWARE CORP                                         37,488
      1,200     * TWEETER HOME ENTERTAINMENT GROUP, INC                   42,360
        300     * UNITED NATURAL FOODS, INC                                6,285
      4,000       UST, INC                                               115,440
        800    b* VALUE AMERICA, INC                                           8
      1,747     * VALUEVISION INTERNATIONAL, INC (CLASS A)                37,997
        410       VECTOR GROUP LTD                                        13,099
     57,681       WALGREEN CO                                          1,969,806
      3,400     * WHOLE FOODS MARKET, INC                                 92,140
        950     * WILD OATS MARKETS, INC                                   9,889
        863       WINN-DIXIE STORES, INC                                  22,550
      2,643       WRIGLEY (WM) JR CO                                     123,824
        900     * YANKEE CANDLE CO, INC                                   17,091
                                                                    ------------
                TOTAL CONSUMER NON-CYCLICAL                           52,181,003
                                                                    ------------
 ENERGY--1.73%
     12,727       ANADARKO PETROLEUM CORP                                687,639
     26,334       APACHE CORP                                          1,336,450
        800     * ATWOOD OCEANICS, INC                                    28,080
     89,671       BAKER HUGHES, INC                                    3,003,978
      1,596     * BARRETT RESOURCES CORP                                  94,164
        500     * BELCO OIL & GAS CORP                                     4,500
      1,600       BERRY PETROLEUM CO (CLASS A)                            23,200
      9,100     * BJ SERVICES CO                                         258,258
        729     * BROWN (TOM), INC                                        17,496
      3,365       BURLINGTON RESOURCES, INC                              134,431
        700       CABOT OIL & GAS CORP (CLASS A)                          17,080
      1,700     * CAL DIVE INTERNATIONAL, INC                             41,820
        200     * CALLON PETROLEUM CORP                                    2,370
      1,625     * CAPSTONE TURBINE CORP                                   36,546
        300       CARBO CERAMICS, INC                                     11,115
      8,600     * CHESAPEAKE ENERGY CORP                                  58,480
        200     * CLAYTON WILLIAMS ENERGY, INC                             3,390
      2,850     * COOPER CAMERON CORP                                    159,030
      1,100     * DENBURY RESOURCES, INC                                  10,340
     34,294       DIAMOND OFFSHORE DRILLING, INC                       1,133,416
        700     * DRIL-QUIP, INC                                          15,071
        732     * ENERGY PARTNERS LTD                                      9,816
      4,891       ENSCO INTERNATIONAL, INC                               114,449
      4,100       EOG RESOURCES, INC                                     145,755
        900     * EVERGREEN RESOURCES, INC                                34,200
        730     * FOREST OIL CORP                                         20,440
      2,200       FRONTIER OIL CORP                                       29,150


                                               See notes to financial statements
28  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 ENERGY--(Continued)
      5,892     * GLOBAL MARINE, INC                                $    109,767
        500     * GRANT PRIDECO, INC                                       8,745
     13,000     * GREY WOLF, INC                                          52,000
        985     * GULF ISLAND FABRICATION, INC                            14,184
     23,290       HALLIBURTON CO                                         829,124
      3,700     * HANOVER COMPRESSOR CO                                  122,433
     17,400       HELMERICH & PAYNE, INC                                 536,268
        253       HOLLY CORP                                               9,297
        700     * HORIZON OFFSHORE, INC                                    9,450
        600     * HOUSTON EXPLORATION CO                                  18,750
      1,100     * HS RESOURCES, INC                                       71,280
        284     * HYDRIL CO                                                6,466
      7,300     * KEY ENERGY SERVICES, INC                                79,132
        400     * KEY PRODUCTION CO, INC                                   6,660
      1,300     * LOUIS DREYFUS NATURAL GAS CORP                          45,305
      2,600     * MARINE DRILLING COS, INC                                49,686
      2,200     * MAVERICK TUBE CORP                                      37,290
      1,900     * MERIDIAN RESOURCE CORP                                  13,623
      1,400       MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A)                                             64,750
      1,500       MURPHY OIL CORP                                        110,400
      6,800     * NABORS INDUSTRIES, INC                                 252,960
      3,857     * NATIONAL-OILWELL, INC                                  103,367
      2,200     * NEWFIELD EXPLORATION CO                                 70,532
      6,100     * NOBLE DRILLING CORP                                    199,775
      3,008       OCEAN ENERGY, INC (NEW)                                 52,489
        100     * OCEANEERING INTERNATIONAL, INC                           2,075
        629     * OSCA, INC                                               13,032
        373       PATINA OIL & GAS CORP                                    9,884
      4,500     * PATTERSON-UTI ENERGY, INC                               80,415
      1,500     * PLAINS RESOURCES, INC                                   36,000
      2,700       POGO PRODUCING CO                                       64,800
        400     * PRIDE INTERNATIONAL, INC                                 7,600
        900     * PRIMA ENERGY CORP                                       21,681
      2,200     * PURE RESOURCES, INC                                     39,600
      1,144     * PYR ENERGY CORP                                          8,122
      3,300     * ROWAN COS, INC                                          72,930
      1,144       RPC, INC                                                16,244
      2,400     * SMITH INTERNATIONAL, INC                               143,760
        828     * SPINNAKER EXPLORATION CO                                33,004
      1,900       ST. MARY LAND & EXPLORATION CO                          44,384
      1,258     * STONE ENERGY CORP                                       55,729
      7,774     * SUPERIOR ENERGY SERVICES, INC                           61,414
      1,400     * SWIFT ENERGY CO                                         42,182
      1,600       TIDEWATER, INC                                          60,320
      1,700     * UNIT CORP                                               26,945
        300     * UNIVERSAL COMPRESSION HOLDINGS, INC                      8,520
     40,635     * VARCO INTERNATIONAL, INC (NEW)                         756,217
      1,800     * VERITAS DGC, INC                                        49,950
      1,700       VINTAGE PETROLEUM, INC                                  31,790
      4,219     * WEATHERFORD INTERNATIONAL, INC                         202,512
        541     * W-H ENERGY SERVICES, INC                                10,279
      5,925       XTO ENERGY, INC                                         85,023
                                                                    ------------
                TOTAL ENERGY                                          12,288,809
                                                                    ------------
 FINANCIAL SERVICES--6.55%
        700     * AFFILIATED MANAGERS GROUP, INC                          43,050
     13,276       AFLAC, INC                                             418,061
        277       ALABAMA NATIONAL BANCORP                                 8,988
        300       ALEXANDRIA REAL ESTATE EQUITIES, INC                    11,940
      3,416       ALLIED CAPITAL CORP                                     79,080
      7,223       AMERICAN EXPRESS CO                                    280,252
    163,715       AMERICAN INTERNATIONAL GROUP, INC                   14,079,490
      5,000     * AMERITRADE HOLDING CORP (CLASS A)                       39,800
      1,087     * ANC RENTAL CORP                                          3,261
        713       ARROW FINANCIAL CORP                                    18,003
     14,600       BANK OF NEW YORK CO, INC                               700,800
      1,000     * BLACKROCK, INC                                          34,290
        439       BOSTON PRIVATE FINANCIAL HOLDINGS, INC                   9,833
      1,500       BROWN & BROWN, INC                                      62,985
     12,400       CAPITAL ONE FINANCIAL CORP                             744,000
      3,005     * CATELLUS DEVELOPMENT CORP                               52,437
        100       CATHAY BANCORP, INC                                      5,469
        586       CCBT FINANCIAL COS, INC                                 17,574
      1,400     * CCC INFORMATION SERVICES GROUP, INC                      8,316
      1,200       CHARLES E. SMITH RESIDENTIAL REALTY, INC                60,180
        500       CHATEAU COMMUNITIES, INC                                15,700
        100       CHELSEA PROPERTY GROUP, INC                              4,690
        400       CHITTENDEN CORP                                         13,460
      3,355     * CHOICEPOINT, INC                                       141,077
    131,401       CITIGROUP, INC                                       6,943,228
        200       CITY BANK LYNNWOOD (WASHINGTON)                          5,400
      1,200       COMMERCE BANCORP, INC                                   84,120
        800     * COMPUCREDIT CORP                                         8,840
      1,754       CONNECTICUT BANCSHARES, INC                             45,919
      2,250       COUSINS PROPERTIES, INC                                 60,412
      1,400       CRAWFORD & CO (CLASS B)                                 25,200
      7,414       CROWN AMERICAN REALTY TRUST                             61,906
      1,700     * CSFBDIRECT                                               8,075

        900     * CSK AUTO CORP                                            7,470
        990       CVB FINANCIAL CORP                                      19,008
      1,371       DORAL FINANCIAL CORP                                    47,025
      6,354     * E*TRADE GROUP, INC                                      40,983
        400       EAST WEST BANCORP, INC                                  10,800
      4,000       EATON VANCE CORP                                       139,200
      1,478       F & M NATIONAL CORP                                     59,120
        224     * FEDERAL AGRICULTURE MORTGAGE CORP                        7,163
        500       FEDERAL REALTY INVESTMENT TRUST                         10,370
      5,650       FEDERATED INVESTORS, INC (CLASS B)                     181,930
     28,166       FREDDIE MAC                                          1,971,620
     20,365       FIFTH THIRD BANCORP                                  1,222,918
        400     * FINANCIAL FEDERAL CORP                                  11,580
        369       FINANCIAL INSTITUTIONS, INC                              8,265
      1,000       FIRST BANCORP (PUERTO RICO)                             26,990
        200       FIRST BUSEY CORP                                         4,286
        422       FIRST COMMUNITY BANCSHARES                              13,187
        200       FIRST MIDWEST BANCORP, INC                               5,930
     61,627       FANNIE MAE                                           5,247,539
        500       FRONTIER FINANCIAL CORP                                 13,750
        300     * GABELLI ASSET MANAGEMENT, INC (CLASS A)                 12,345
      3,319       GALLAGHER (ARTHUR J.) & CO                              86,294
      3,300     * GARTNER, INC (CLASS A)                                  36,300
      1,588     * GARTNER, INC (CLASS B)                                  14,609
      2,700       GREATER BAY BANCORP                                     67,446
        364       HARLEYSVILLE NATIONAL CORP                              16,835
        800       HILB, ROGAL & HAMILTON CO                               35,000
      4,300       HOOPER HOLMES, INC                                      44,075
      6,962       HOUSEHOLD INTERNATIONAL, INC                           464,365
      1,378       HUDSON UNITED BANCORP                                   35,139
        932       INDEPENDENT BANK CORP                                   20,475
     11,152     * INSTINET GROUP, INC                                    207,873
        125       INTERNATIONAL BANCSHARES CORP                            5,250
      1,900     * INVESTMENT TECHNOLOGY GROUP, INC                        95,551
      2,100       INVESTORS FINANCIAL SERVICES CORP                      140,700
      1,100     * ITT EDUCATIONAL SERVICES, INC                           49,500
        500       JOHN NUVEEN CO (CLASS A)                                28,325
     32,600       JP MORGAN CHASE & CO                                 1,453,960
      2,957     * KNIGHT TRADING GROUP, INC                               31,610
      1,698     * LABRANCHE & CO, INC                                     49,242
      8,360       LANDAMERICA FINANCIAL GROUP, INC                       266,266
        403       MAIN STREET BANKS, INC                                   7,125
        800       MANUFACTURED HOME COMMUNITIES, INC                      22,480


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  29

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           -----
 FINANCIAL SERVICES--(CONTINUED)
      7,483       MARSH & MCLENNAN COS, INC                         $    755,783
     37,752       MBNA CORP                                            1,243,928
        700       MEDALLION FINANCIAL CORP                                 7,175
     39,373       METROPOLITAN LIFE INSURANCE CO                       1,219,775
        395       MIDWEST BANC HOLDINGS, INC                               8,686
      1,000       MILLS CORP                                              24,600
        200       MISSISSIPPI VALLEY BANCSHARES, INC                       7,980
      2,016       MORGAN STANLEY DEAN WITTER & CO                        129,487
        640       NATIONAL PENN BANCSHARES, INC                           12,953
      1,200     * NETBANK, INC                                            13,560
        766       NEUBERGER BERMAN, INC                                   52,088
     21,651       NORTHERN TRUST CORP                                  1,353,187
      1,065       NEW YORK COMMUNITY BANCORP, INC                         40,097
          2       OLD NATIONAL BANCORP                                        52
        400       ORIENTAL FINANCIAL GROUP, INC                            7,600
      1,300       PACIFIC CAPITAL BANCORP                                 39,585
        500       PARK NATIONAL CORP                                      51,250
        504       PENNSYLVANIA REAL ESTATE INVESTMENT TRUST               12,448
     16,781       PROVIDIAN FINANCIAL CORP                               993,435
        858       RICHMOND COUNTY FINANCIAL CORP                          32,192
      1,100       S & T BANCORP, INC                                      27,621
        165       S.Y. BANCORP, INC                                        5,610
        393       SANDY SPRING BANCORP, INC                               12,654
     60,421       SCHWAB (CHARLES) CORP                                  924,441
        398       SEACOAST BANKING CORP OF FLORIDA                        13,945
      4,570       SEI INVESTMENTS CO                                     216,618
        800     * SOUTHWEST BANCORP OF TEXAS, INC                         24,168
      6,601       STATE STREET CORP                                      326,683
        494       STERLING BANCORP                                        15,116
      1,100       STERLING BANCSHARES, INC                                21,098
        682       STERLING FINANCIAL CORP                                 15,788
      1,163       STILWELL FINANCIAL, INC                                 39,030
        152       STUDENT LOAN CORP                                       10,602
        647       SUFFOLK BANCORP                                         28,998
      9,863       SYNOVUS FINANCIAL CORP                                 309,500
      2,100     * SYNTROLEUM CORP                                         19,089
      1,500     * TD WATERHOUSE GROUP                                     16,395
        440       TEXAS REGIONAL BANCSHARES, INC (CLASS A)                17,727
        597       TOMPKINS TRUSTCO, INC                                   23,581
     24,100       TORCHMARK CORP                                         969,061
        800       TOWN & COUNTRY TRUST                                    16,320
        520     * TRIAD GUARANTY, INC                                     20,800
      1,346       TROY FINANCIAL CORP                                     24,577
      4,160       TRUSTCO BANK CORP (NEW YORK)                            55,536
        803       UCBH HOLDINGS, INC                                      24,371
        400       UNITED BANKSHARES, INC                                  10,720
        800     * UNITED RENTALS, INC                                     20,760
      1,100     * UNITEDGLOBALCOM, INC (CLASS A)                           9,515
      8,487       USA EDUCATION, INC                                     619,551
      5,255       WADDELL & REED FINANCIAL, INC (CLASS A)                166,846
        900       WASHINGTON REAL ESTATE INVESTMENT TRUST                 21,276
        826       WASHINGTON TRUST BANCORP, INC                           18,180
        700       WESTAMERICA BANCORP                                     27,475
                                                                    ------------
                  TOTAL FINANCIAL SERVICES                            46,415,248
                                                                    ------------
 HEALTH CARE--22.00%
    147,285       ABBOTT LABORATORIES CO                               7,071,152
      4,461     * ABGENIX, INC                                           200,745
        900     * ABIOMED, INC                                            21,222
      1,200     * ACCREDO HEALTH, INC                                     44,628
        600     * ACLARA BIOSCIENCES, INC                                  4,656
      1,240     * ADOLOR CORP                                             26,784
      2,200     * ADVANCEPCS                                             140,910
      4,100     * ADVANCED TISSUE SCIENCES, INC                           20,500
      1,964     * AFFYMETRIX, INC                                         43,306
        813     * AKSYS LTD                                                8,447
      1,300     * ALBANY MOLECULAR RESEARCH, INC                          49,413
      1,000     * ALEXION PHARMACEUTICALS, INC                            24,000
      3,300     * ALKERMES, INC                                          115,830
      7,948       ALLERGAN, INC                                          679,554
      1,300     * ALLSCRIPTS HEALTHCARE SOLUTIONS                         11,700
      1,015       ALPHARMA, INC (CLASS A)                                 27,658
        743     * AMERICAN MEDICAL SYSTEMS HOLDING, INC                   11,405
        417     * AMERICAN HEALTHWAYS, INC                                16,062
     93,475       AMERICAN HOME PRODUCTS CORP                          5,462,679
        500     * AMERICAN RETIREMENT CORP                                 1,800
        968     * AMERIPATH, INC                                          28,362
      3,260     * AMERISOURCE HEALTH CORP (CLASS A)                      180,278
    216,625     * AMGEN, INC                                          13,144,805
        969     * AMSURG CORP (CLASS A)                                   28,633
      3,300     * AMYLIN PHARMACEUTICALS, INC                             37,125
      2,727     * ANDRX GROUP                                            209,979
        900     * APHTON CORP                                             19,710
      3,718     * APOGENT TECHNOLOGIES, INC                               91,462
     11,496       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)                307,518
      2,300     * APRIA HEALTHCARE GROUP, INC                             66,355
        381     * ARENA PHARMACEUTICALS, INC                              11,616
      1,700     * ARIAD PHARMACEUTICALS, INC                               8,619
        673     * ARQULE, INC                                             14,577

      1,500     * ARTHROCARE CORP                                         39,225
        300     * ASPECT MEDICAL SYSTEMS, INC                              4,650
        620     * ATRIX LABORATORIES, INC                                 14,688
      1,300     * ATS MEDICAL, INC                                        19,578
      1,208     * AURORA BIOSCIENCES CORP                                 37,448
      2,200     * AVANIR PHARMACEUTICALS (CLASS A)                        13,860
      3,400     * AVANT IMMUNOTHERAPEUTICS, INC                           19,210
      1,000     * AVIGEN, INC                                             21,500
      1,600     * AVIRON                                                  91,200
      1,358     * BARR LABORATORIES, INC                                  95,616
     28,756       BAXTER INTERNATIONAL, INC                            1,409,044
      1,170       BECKMAN COULTER, INC                                    47,736
        988       BERGEN BRUNSWIG CORP (CLASS A)                          18,989
      8,393     * BIOGEN, INC                                            456,243
      1,100     * BIOMARIN PHARMACEUTICAL, INC                            14,531
      9,296       BIOMET, INC                                            446,765
        900     * BIOPURE CORP                                            23,733
      1,100     * BIOSITE DIAGNOSTICS, INC                                49,280
      4,000     * BIO-TECHNOLOGY GENERAL CORP                             52,400
        500     * BONE CARE INTERNATIONAL, INC                            13,250
      3,819     * BOSTON SCIENTIFIC CORP                                  64,923
    109,163       BRISTOL-MYERS SQUIBB CO                              5,709,224
      1,026     * BRITESMILE, INC                                         10,783
      1,000     * BRUKER DALTONICS, INC                                   15,070
        400     * CALIPER TECHNOLOGIES CORP                                8,420
    106,817       CARDINAL HEALTH, INC                                 7,370,373
      2,400     * CARDIODYNAMICS INTERNATIONAL CORP                       12,144
     15,218     * CAREMARK RX, INC                                       250,336
      4,100     * CELGENE CORP                                           118,285
      1,500     * CELL PATHWAYS, INC                                       9,495
      2,100     * CELL THERAPEUTICS, INC                                  58,044
      2,490     * CEPHALON, INC                                          175,545
      1,300     * CERNER CORP                                             54,600
        400     * CERUS CORP                                              29,028
      1,389     * CHARLES RIVER LABORATORIES
                    INTERNATIONAL, INC                                    48,267
      4,800     * CHIRON CORP                                            244,800
        601     * CIMA LABS, INC                                          47,178
        300     * CLOSURE MEDICAL CORP                                     6,891
        548     * COHERENT, INC                                           19,821
      1,200     * COLUMBIA LABORATORIES, INC                               9,708
      1,444     * COMMUNITY HEALTH SYSTEMS                                42,598
        834     * CONCEPTUS, INC                                          12,510


                                               See notes to financial statements
30  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 HEALTH CARE--(CONTINUED)
      1,900     * CONNETICS CORP                                    $     14,402
      1,000       COOPER COS, INC                                         51,400
      3,044     * COR THERAPEUTICS, INC                                   92,842
      2,703     * CORIXA CORP                                             46,140
        500     * CORVEL CORP                                             18,625
      1,990     * COVANCE, INC                                            45,073
      1,150     * CRYOLIFE, INC                                           47,046
      1,900     * CUBIST PHARMACEUTICALS, INC                             72,200
      2,400     * CURAGEN CORP                                            87,360
      1,100     * CV THERAPEUTICS, INC                                    62,700
      1,200     * CYBERONICS, INC                                         20,280
      1,000     * CYGNUS, INC                                             10,250
      5,200     * CYTOGEN CORP                                            28,080
      7,157     * CYTYC CORP                                             164,968
        500       DATASCOPE CORP                                          23,045
      2,717     * DAVITA, INC                                             55,236
      1,344     * DECODE GENETICS, INC                                    16,544
        903     * DELTAGEN, INC                                            8,108
      1,264     * DENDRITE INTERNATIONAL, INC                             14,030
        894       DENTSPLY INTERNATIONAL, INC                             39,648
        600       DIAGNOSTIC PRODUCTS CORP                                19,920
        700     * DIGENE CORP                                             28,560
        500     * DIVERSA CORP                                            10,170
        572     * DURAMED PHARMACEUTICALS, INC                            10,233
        800     * DUSA PHARMACEUTICALS, INC                               11,424
        530     * DYAX CORP                                                9,237
        295     * DYNACQ INTERNATIONAL, INC                                5,672
      2,762     * ECLIPSYS CORP                                           77,612
        980     * EDWARDS LIFESCIENCES CORP                               25,832
      1,800       ELAN CORP CONTINGENT VALUE RTS                             414
        500     * ENDO PHARMACEUTICALS HOLDINGS, INC
                    WTS 12/31/02                                             175
      1,100     * ENDOCARE, INC                                           17,589
      1,300     * ENTREMED, INC                                           20,800
      1,711     * ENZO BIOCHEM, INC                                       58,687
      2,682     * ENZON, INC                                             167,625
      1,052     * ESPERION THERAPEUTICS, INC                              11,309
      1,299     * EXELIXIS, INC                                           24,642
      3,878     * EXPRESS SCRIPTS, INC                                   213,406
      6,600     * FIRST HEALTH GROUP CORP                                159,192
        268     * FIRST HORIZON PHARMACEUTICAL                             8,602
      1,300     * FISHER SCIENTIFIC INTERNATIONAL, INC                    37,700
     10,138     * FOREST LABORATORIES, INC                               719,798
      1,181     * GENAISSANCE PHARMACEUTICALS                             16,581
      1,900     * GENE LOGIC, INC                                         41,420
     27,200     * GENENTECH, INC                                       1,498,720
      1,400     * GENOME THERAPEUTICS CORP                                20,776
        885     * GENSTAR THERAPEUTICS CORP                                6,549
      1,400     * GENTA, INC                                              18,746
      9,305     * GENZYME CORP (GENERAL DIVISION)                        567,605
        993     * GENZYME-MOLECULAR ONCOLOGY                              13,455
      1,400     * GERON CORP                                              19,600
      4,738     * GILEAD SCIENCES, INC                                   275,704
     79,600       GLAXOSMITHKLINE PLC ADR                              4,473,520
     36,023     * GUIDANT CORP                                         1,296,828
     58,484     * GUILFORD PHARMACEUTICALS, INC                        1,988,456
      1,100     * HAEMONETICS CORP                                        33,550
      3,278       HCA, INC                                               148,132
     64,021     * HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) (NEW)                                    1,347,001
      7,211     * HUMAN GENOME SCIENCES, INC                             434,462
        700     * HYSEQ, INC                                               8,050
        586       ICN PHARMACEUTICALS, INC                                18,587
      2,931     * ICOS CORP                                              187,584
      6,427     * IDEC PHARMACEUTICALS CORP                              435,043
      2,200     * IDEXX LABORATORIES, INC                                 68,750
        800     * IDX SYSTEMS CORP                                         9,608
        700     * IGEN INTERNATIONAL, INC                                 18,200
      1,700     * ILEX ONCOLOGY, INC                                      50,830
        474     * I-MANY, INC                                              6,399
      5,600     * IMATRON, INC                                            11,200
      3,407     * IMCLONE SYSTEMS, INC                                   179,889
      1,600     * IMMUNE RESPONSE CORP                                     7,600
     16,500     * IMMUNEX CORP                                           292,875
      2,700     * IMMUNOGEN, INC                                          54,000
      2,400     * IMMUNOMEDICS, INC                                       51,360
      1,200     * IMPATH, INC                                             53,160
     18,453       IMS HEALTH, INC                                        525,910
        800     * INAMED CORP                                             21,200
      4,100     * INCYTE GENOMICS, INC                                   100,532
      2,366     * INHALE THERAPEUTIC SYSTEMS, INC                         54,418
        767     * INSMED, INC                                              6,895
        330     * INTEGRA LIFESCIENCES HOLDING                             7,144
      1,021     * INTERMUNE, INC                                          36,368
      1,204     * INTERNEURON PHARMACEUTICALS, INC                        10,221
      1,052     * INTUITIVE SURGICAL, INC                                 14,212
        300       INVACARE CORP                                           11,589
      1,052     * INVERNESS MEDICAL TECHNOLOGY, INC                       38,924
      2,738     * INVITROGEN CORP                                        152,342
      2,500     * ISIS PHARMACEUTICALS, INC                               30,975

      1,100     * I-STAT CORP                                             16,214
      9,389     * IVAX CORP                                              366,171
    166,267       JOHNSON & JOHNSON                                    8,313,350
        435     * KENDLE INTERNATIONAL, INC                                8,717
      7,884     * KING PHARMACEUTICALS, INC                              423,765
        600     * KOS PHARMACEUTICALS, INC                                23,700
      1,200     * KV PHARMACEUTICAL CO (CLASS B)                          40,200
      1,811     * LA JOLLA PHARMACEUTICAL CO                              18,562
      2,400     * LABORATORY CORP OF AMERICA HOLDINGS                    184,560
        775       LANDAUER, INC                                           23,250
      1,526     * LEXICON GENETICS, INC                                   19,075
      2,500     * LIFEPOINT HOSPITALS, INC                               110,700
      3,500     * LIGAND PHARMACEUTICALS, INC (CLASS A)                   39,550
     77,424       LILLY (ELI) & CO                                     5,729,376
      5,400     * LINCARE HOLDINGS, INC                                  162,054
        200     * LUMINEX CORP                                             3,998
        617     * MAGELLAN HEALTH SERVICES, INC                            7,897
      1,600     * MATRIX PHARMACEUTICAL, INC                              16,688
        700     * MAXIMUS, INC                                            28,063
        700     * MAXYGEN, INC                                            15,400
      2,421       MCKESSON HBOC, INC                                      89,867
      4,745     * MEDAREX, INC                                           111,507
        550     * MEDICINES CO                                            11,269
      1,640     * MEDICIS PHARMACEUTICAL CORP (CLASS A)                   86,920
     11,690     * MEDIMMUNE, INC                                         551,768
        964     * MEDQUIST, INC                                           28,611
    175,899       MEDTRONIC, INC                                       8,093,112
      1,300       MENTOR CORP                                             37,050
    150,879       MERCK & CO, INC                                      9,642,676
      1,000     * MGI PHARMA, INC                                         12,500
      1,600     * MID ATLANTIC MEDICAL SERVICES, INC                      28,688
     12,126     * MILLENNIUM PHARMACEUTICALS, INC                        431,443
      2,855       MILLIPORE CORP                                         176,952
      2,900     * MINIMED, INC                                           139,200
        900     * MIRAVANT MEDICAL TECHNOLOGIES                           10,260
      1,100     * MOLECULAR DEVICES CORP                                  22,055
      1,100       MYLAN LABORATORIES, INC                                 30,943
      1,500     * MYRIAD GENETICS, INC                                    94,979
      2,000     * NABI                                                    15,880
      1,000     * NANOGEN, INC                                             6,790
        349     * NATIONAL HEALTHCARE CORP                                 6,177


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  31

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 HEALTH CARE--(CONTINUED)
        700     * NEOSE TECHNOLOGIES, INC                           $     31,500
      1,500     * NEUROCRINE BIOSCIENCES, INC                             59,985
        900     * NEUROGEN CORP                                           20,655
      1,300     * NOVEN PHARMACEUTICALS, INC                              50,960
      1,300     * NOVOSTE CORP                                            33,150
      1,600     * NPS PHARMACEUTICALS, INC                                64,320
        600     * OCULAR SCIENCES, INC                                    15,240
      1,800       OMNICARE, INC                                           36,360
      1,500     * ON ASSIGNMENT, INC                                      27,000
      2,315     * ORCHID BIOSCIENCES, INC                                 17,709
      2,550     * ORGANOGENESIS, INC                                      18,870
      2,700     * ORTHODONTIC CENTERS OF AMERICA, INC                     82,053
      2,000     * OSI PHARMACEUTICALS, INC                               105,180
        798       OWENS & MINOR, INC                                      15,162
      6,276     * OXFORD HEALTH PLANS, INC                               179,493
        500     * PACKARD BIOSCIENCE CO                                    4,150
        300     * PARADIGM GENETICS, INC                                   2,700
      2,700     * PATTERSON DENTAL CO                                     81,000
      1,733     * PER-SE TECHNOLOGIES, INC                                14,123
      6,200     * PEREGRINE PHARMACEUTICALS, INC                          16,306
    863,186       PFIZER, INC                                         34,570,599
      2,100     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC                 64,071
        654     * PHARMACEUTICAL RESOURCES, INC                           20,071
    145,428       PHARMACIA CORP                                       6,682,416
      1,400     * PHARMACOPEIA, INC                                       33,600
        916     * PHARMACYCLICS, INC                                      31,052
        700     * POLYMEDICA CORP                                         28,350
        715     * POZEN, INC                                              10,725
      1,846     * PRAECIS PHARMACEUTICALS, INC                            30,348
      1,700     * PRIORITY HEALTHCARE CORP (CLASS B)                      48,076
      1,800     * PROCURENET, INC                                            270
        300     * PROFESSIONAL DETAILING, INC                             27,600
      2,567     * PROTEIN DESIGN LABS, INC                               222,712
      1,750     * PROVINCE HEALTHCARE CO                                  61,757
      3,634     * QUEST DIAGNOSTICS, INC                                 272,004
      2,982     * QUINTILES TRANSNATIONAL CORP                            75,295
      1,600     * REGENERON PHARMACEUTICALS, INC                          55,440
        900     * REHABCARE GROUP, INC                                    43,380
      3,400     * RENAL CARE GROUP, INC                                  111,826
      2,200     * RESMED, INC                                            111,210
      1,300     * RESPIRONICS, INC                                        38,688
        500     * RIBOZYME PHARMACEUTICALS, INC                            5,000
      1,022     * RIGEL PHARMACEUTICALS, INC                               8,687
        483     * ROSETTA INPHARMATICS, INC                                7,486
      1,000     * SANGSTAT MEDICAL CORP                                   16,380
    174,638       SCHERING-PLOUGH CORP                                 6,328,881
      1,812     * SCIOS, INC                                              45,318
      3,800     * SEPRACOR, INC                                          151,240
        400     * SEQUENOM, INC                                            5,600
        579     * SEROLOGICALS CORP                                       12,355
      3,400     * SICOR, INC                                              78,540
        500     * SONOSITE, INC                                            9,700
      3,656     * ST. JUDE MEDICAL, INC                                  219,360
        800     * STERICYCLE, INC                                         37,560
      2,096     * STERIS CORP                                             42,024
      8,436       STRYKER CORP                                           462,714
        700     * SUNRISE ASSISTED LIVING, INC                            18,375
      1,800     * SUPERGEN, INC                                           26,514
        800     * SURMODICS, INC                                          47,040
      1,400     * SYNCOR INTERNATIONAL CORP                               43,400
        600     * TANOX, INC                                              18,930
      1,900     * TARGETED GENETICS CORP                                  12,350
      2,802     * TECHNE CORP                                             91,065
     74,262     * TENET HEALTHCARE CORP                                3,831,176
      2,800     * TEXAS BIOTECHNOLOGY CORP                                23,464
      1,100     * THERAGENICS CORP                                        12,287
      1,701     * THORATEC CORP                                           26,450
      1,700     * TITAN PHARMACEUTICALS, INC                              51,017
      1,200     * TRANSKARYOTIC THERAPIES, INC                            35,340
      1,300     * TRIAD HOSPITALS, INC                                    38,311
      1,100     * TRIANGLE PHARMACEUTICALS, INC                            5,148
      1,100     * TRIMERIS, INC                                           55,077
        882     * TRIPATH IMAGING, INC                                     8,740
        800     * TULARIK, INC                                            20,664
      1,000     * UNITED THERAPEUTICS CORP                                13,350
     24,773       UNITEDHEALTH GROUP, INC                              1,529,732
      1,400       UNIVERSAL HEALTH SERVICES, INC                          63,700
        362     * UROCOR, INC                                              5,665
        736     * UROLOGIX, INC                                           13,476
      2,000     * VALENTIS, INC                                           12,500
      2,100     * VARIAN MEDICAL SYSTEMS, INC                            150,150
      2,200     * VARIAN, INC                                             71,060
      3,100     * VASOMEDICAL, INC                                        13,392
        200     * VAXGEN, INC                                              3,800
        600     * VENTANA MEDICAL SYSTEMS, INC                            18,900
      4,100       VENTAS, INC                                             44,895
      1,133     * VENTIV HEALTH, INC                                      23,385
        738     * VERSICOR, INC                                            9,254
      3,676     * VERTEX PHARMACEUTICALS, INC                            181,962
      1,300     * VICAL, INC                                              18,174

      2,370     * VIDAMED, INC                                            14,338
        808     * VIROPHARMA, INC                                         27,472
      3,200     * VISX, INC                                               61,920
      8,411     * WATERS CORP                                            232,227
      4,925     * WATSON PHARMACEUTICALS, INC                            303,577
     10,235     * WEBMD CORP                                              71,645
        131     * WELLPOINT HEALTH NETWORKS, INC                          12,345
        800     X-RITE, INC                                                7,072
        600     * ZOLL MEDICAL CORP                                       16,470
                                                                    ------------
                TOTAL HEALTH CARE                                    155,872,022
                                                                    ------------
 OTHER--2.56%
        400     * 4KIDS ENTERTAINMENT, INC                                 7,660
      1,100     * ACACIA RESEARCH CORP                                    18,579
      1,200     * ADMINSTAFF, INC                                         31,200
      1,810       BLOCK (H&R), INC                                       116,835
        800       BRADY CORP (CLASS A)                                    28,904
        800     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC                   25,120
      1,300     * CAREER EDUCATION CORP                                   77,870
     23,513     * CENDANT CORP                                           458,503
        129       CENTRAL PARKING CORP                                     2,412
      6,590       CINTAS CORP                                            304,787
        700     * CORINTHIAN COLLEGES, INC                                32,949
      1,600     * CORPORATE EXECUTIVE BOARD CO                            67,200
        552     * COSTAR GROUP, INC                                       14,517
      3,507     * DEVRY, INC                                             126,672
        200     * EDISON SCHOOLS, INC                                      4,568
      1,300     * EDUCATION MANAGEMENT CORP                               52,065
      3,595     * EXULT, INC                                              61,294
        600     * FIRST CONSULTING GROUP, INC                              4,320
        700     * FORRESTER RESEARCH, INC                                 15,813
      1,312     * GENTIVA HEALTH SERVICES, INC                            23,616
      1,100     * GETTY IMAGES, INC                                       28,886
      1,600     * GTECH HOLDINGS CORP                                     56,816
        500       HARLAND (JOHN H.) CO                                    11,650
          2       HAVAS ADVERTISING S.A. ADR                                  21
      1,300     * HEIDRICK & STRUGGLES INTERNATIONAL, INC                 26,429
     61,484       HONEYWELL INTERNATIONAL, INC                         2,151,325
        400     * HOTEL RESERVATIONS NETWORK, INC (CLASS A)               18,612
      1,200     * HOTJOBS.COM LTD                                         10,800
        800     * INFOUSA, INC                                             4,800
        482     * ITRON, INC                                               9,143


                                               See notes to financial statements
32  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 OTHER--(CONTINUED)
      2,500     * KORN/FERRY INTERNATIONAL                          $     38,750
        400     * MANAGEMENT NETWORK GROUP, INC                            2,440
        800       MATTHEWS INTERNATIONAL CORP (CLASS A)                   35,174
        200       MCGRATH RENTCORP                                         4,828
        600     * MEMBERWORKS, INC                                        13,884
      1,600     * MODIS PROFESSIONAL SERVICES, INC                        11,040
      6,540       MOODY'S CORP                                           219,090
        900     * NCO GROUP, INC                                          27,837
        700     * PREPAID LEGAL SERVICES, INC                             15,400
      1,000     * PROQUEST CO                                             31,000
      1,700     * R.H. DONNELLEY CORP                                     54,400
      8,741     * ROBERT HALF INTERNATIONAL, INC                         217,563
      1,200       ROLLINS, INC                                            23,892
        627     * SCHOOL SPECIALTY, INC                                   16,207
        400     * STARTEK, INC                                             9,040
        500       STRAYER EDUCATION, INC                                  24,375
      1,400     * SYMYX TECHNOLOGIES, INC                                 36,806
        344       TALX CORP                                               13,742
        500     * TEJON RANCH CO                                          13,625
      1,700     * TELETECH HOLDINGS, INC                                  15,283
      8,600     * TERREMARK WORLDWIDE, INC                                12,900
      4,714     * TMP WORLDWIDE, INC                                     282,840
        800     * TRAVELOCITY.COM, INC                                    24,560
    204,306       TYCO INTERNATIONAL LTD                              11,134,677
        700     * UNIROYAL TECHNOLOGY CORP                                 5,950
      1,200     * UNITED STATIONERS, INC                                  37,872
     27,393       UNITED TECHNOLOGIES CORP                             2,006,811
      1,100       VIAD CORP                                               29,040
        400     * WACKENHUT CORP (CLASS A)                                 6,900
                                                                    ------------
                TOTAL OTHER                                           18,159,292
                                                                    ------------
 PRODUCER DURABLES--8.30%
      1,971     * ALLIED WASTE INDUSTRIES, INC                            36,818
      2,400       AMETEK, INC                                             73,320
      1,000     * ASTEC INDUSTRIES, INC                                   17,250
      5,374     * AXCELIS TECHNOLOGIES, INC                               79,535
        600       BRIGGS & STRATTON CORP                                  25,260
      1,100     * BROOKS AUTOMATION, INC                                  50,710
         97     * CATAYTICA ENERGY SYSTEMS                                 2,104
      2,162     * COGNEX CORP                                             73,183
      1,300     * COINSTAR, INC                                           28,925
        453     * COORSTEK, INC                                           16,987
      1,277     * COVANTA ENERGY CORP                                     23,573
        700     * CUNO, INC                                               21,000
        681     * DYCOM INDUSTRIES, INC                                   15,615
        968       EATON CORP                                              67,856
      1,495     * EMEX CORP                                               16,220
      1,655       FEDERAL SIGNAL CORP                                     38,842
        531     * FLOWSERVE CORP                                          16,328
        300       FRANKLIN ELECTRIC CO, INC                               22,770
      1,400     * FUELCELL ENERGY, INC                                    32,326
  1,151,445       GENERAL ELECTRIC CO                                 56,132,944
        219     * GLOBAL POWER EQUIPMENT GROUP, INC                        6,416
        478       GORMAN-RUPP CO                                          11,519
      1,122     * HEADWATERS, INC                                         17,952
        700       IDEX CORP                                               23,800
        800       LINDSAY MANUFACTURING CO                                15,200
      1,200     * LITTELFUSE, INC                                         32,148
      1,150       MANITOWOC CO, INC                                       33,925
      1,400     * MECHANICAL TECHNOLOGY, INC                              10,094
      6,880       MINNESOTA MINING & MANUFACTURING CO                    785,007
      1,900     * NATIONAL INSTRUMENTS CORP                               61,655
      4,300     * NEWPARK RESOURCES, INC                                  47,730
        900       NEWPORT NEWS SHIPBUILDING, INC                          55,125
        800       NORDSON CORP                                            18,648
        250       PHILADELPHIA SUBURBAN CORP                               6,375
        800     * PHOTON DYNAMICS, INC                                    25,120
        427       PITNEY BOWES, INC                                       17,985
        600     * PLUG POWER, INC                                         12,918
     30,800     * POWER-ONE, INC                                         512,512
      1,200     * QUANTA SERVICES, INC                                    26,448
      1,800     * RAYOVAC CORP                                            38,340
      2,200       ROPER INDUSTRIES, INC                                   91,850
        489       STEWART & STEVENSON SERVICES, INC                       16,137
        400       TENNANT CO                                              16,000
      2,300     * TETRA TECH, INC                                         62,560
        246     * TRC COS, INC                                             9,881
      2,100     * VALENCE TECHNOLOGY, INC                                 13,503
        500       VALMONT INDUSTRIES, INC                                  9,100
        462       WABTEC CORP                                              6,930
        900     * WASTE CONNECTIONS, INC                                  28,440
                                                                    ------------
                TOTAL PRODUCER DURABLES                               58,804,884
                                                                    ------------

 TECHNOLOGY--33.81%
      9,995     * 3COM CORP                                               47,476
      1,700     * 3DO CO                                                  12,376
        162     * ACT MANUFACTURING, INC                                   1,772
      1,500     * ACTEL CORP                                              36,825
      5,516     * ACTERNA CORP                                            60,676
        652     * ACTIVISION, INC                                         25,591
      4,000     * ACTUATE CORP                                            38,200
      1,262     * ACXIOM CORP                                             16,519
        395     * ADAPTEC, INC                                             3,926
      2,500     * ADAPTIVE BROADBAND CORP                                    875
     11,659     * ADC TELECOMMUNICATIONS, INC                             76,949
     13,338       ADOBE SYSTEMS, INC                                     626,886
        293     * ADTRAN, INC                                              6,006
      2,800     * ADVANCED DIGITAL INFORMATION CORP                       48,440
        900     * ADVANCED ENERGY INDUSTRIES, INC                         37,143
      2,140     * ADVANCED FIBRE COMMUNICATIONS, INC                      44,940
     12,600     * ADVANCED MICRO DEVICES, INC                            363,888
      1,721     * ADVENT SOFTWARE, INC                                   109,283
      4,250     * AEROFLEX, INC                                           44,625
      1,500     * AETHER SYSTEMS, INC                                     13,275
      1,763     * AFFILIATED COMPUTER SERVICES, INC (CLASS A)            126,777
     79,466     * AGERE SYSTEMS, INC (CLASS A)                           595,995
      1,600     * AGILE SOFTWARE CORP                                     27,200
      8,895     * AGILENT TECHNOLOGIES, INC                              289,087
      1,962     * AKAMAI TECHNOLOGIES, INC                                18,001
      2,500     * ALPHA INDUSTRIES, INC                                   73,875
     19,957     * ALTERA CORP                                            578,753
     17,500     * AMDOCS LTD                                             942,375
      2,300     * AMERICAN MANAGEMENT SYSTEMS, INC                        54,280
      1,400     * AMERICAN SUPERCONDUCTOR CORP                            36,120
      5,426     * AMKOR TECHNOLOGY, INC                                  119,914
      2,500     * AMPHENOL CORP (CLASS A)                                100,125
      1,692     * ANADIGICS, INC                                          38,916
     87,181     * ANALOG DEVICES, INC                                  3,770,578
      1,500     * ANAREN MICROWAVE, INC                                   30,000
      1,208     * ANDREW CORP                                             22,287
      2,200     * ANSWERTHINK, INC                                        21,978
        468     * ANTEC CORP                                               5,803
      1,000     * APAC CUSTOMER SERVICES, INC                              3,170
    129,050     * APPLIED MATERIALS, INC                               6,336,355
     74,238     * APPLIED MICRO CIRCUITS CORP                          1,276,893
      1,400     * AREMISSOFT CORP                                         22,680
      5,230     * ARIBA, INC                                              28,765
      2,430     * ART TECHNOLOGY GROUP, INC                               14,094
        942     * ARTESYN TECHNOLOGIES, INC                               12,151
        300     * ASIAINFO HOLDINGS, INC                                   5,925
         57     * ASML HOLDING NV (NY REGD SHS)                            1,268
      1,234     * ASPECT COMMUNICATIONS CORP                               8,625
      2,200     * ASPEN TECHNOLOGY, INC                                   53,240


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  33

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 TECHNOLOGY--(CONTINUED)
        599     * ASTROPOWER, INC                                   $     31,231
      1,652     * ASYST TECHNOLOGIES, INC                                 22,302
     11,024     * ATMEL CORP                                             148,713
      1,600     * ATMI, INC                                               48,000
      1,639     * AUSPEX SYSTEMS, INC                                     11,702
        663       AUTODESK, INC                                           24,729
     33,326       AUTOMATIC DATA PROCESSING, INC                       1,656,302
        900     * AVANEX CORP                                              8,730
      2,100     * AVANT! CORP                                             27,930
     16,066     * AVAYA, INC                                             220,104
      1,177       AVERY DENNISON CORP                                     60,085
      1,406     * AVICI SYSTEMS, INC                                      12,049
      2,881     * AVOCENT CORP                                            65,542
      1,500       AVX CORP                                                31,500
        529     * AWARE, INC                                               4,761
      1,183     * AXT, INC                                                31,586
      1,050     * BARRA, INC                                              41,107
     91,406     * BEA SYSTEMS, INC                                     2,807,078
        486       BEI TECHNOLOGIES, INC                                   13,126
        193       BEL FUSE, INC (CLASS B)                                  6,417
        300       BELDEN, INC                                              8,025
        772     * BENCHMARK ELECTRONICS, INC                              18,805
      3,100     * BISYS GROUP, INC                                       182,900
      1,086     * BLACK BOX CORP                                          73,152
      8,494     * BMC SOFTWARE, INC                                      191,454
      1,061     * BORLAND SOFTWARE CORP                                   16,551
        600     * BRAUN CONSULTING, INC                                    4,830
        884     * BRIGHTPOINT, INC                                         2,563
        700     * BRIO TECHNOLOGY, INC                                     5,110
     10,367     * BROADCOM CORP (CLASS A)                                443,292
     10,776     * BROADVISION, INC                                        53,880
     65,976     * BROCADE COMMUNICATIONS SYSTEMS, INC                  2,902,284
      1,000     * BSQUARE CORP                                            10,510
      1,618       C&D TECHNOLOGIES, INC                                   50,158
        950     * CABLE DESIGN TECHNOLOGIES CORP                          15,352
      3,630     * CABLETRON SYSTEMS, INC                                  82,945
        361     * CACHEFLOW, INC                                           1,779
        300     * CACI INTERNATIONAL, INC (CLASS A)                       14,100
     11,582     * CADENCE DESIGN SYSTEMS, INC                            215,772
      2,100     * CAMBRIDGE TECHNOLOGY PARTNERS, INC                       7,434
        400     * CAMINUS CORP                                            10,788
        900     * CARREKER CORP                                           19,350
        800     * CARRIER ACCESS CORP                                      6,392
        793     * C-COR.NET CORP                                           9,516
        800     * CELERITEK, INC                                          11,960
      1,432     * CENTILLIUM COMMUNICATIONS, INC                          35,427
        872     * CENTRA SOFTWARE, INC                                    14,815
      3,726     * CHECKFREE CORP                                         130,670
        300     * CHORDIANT SOFTWARE, INC                                    930
     85,546     * CIENA CORP                                           3,250,748
      3,190     * CIRRUS LOGIC, INC                                       73,465
    879,052     * CISCO SYSTEMS, INC                                  15,998,746
     10,325     * CITRIX SYSTEMS, INC                                    360,342
      1,525     * CLARENT CORP                                            14,014
      3,300     * CNET NETWORKS, INC                                      42,900
        400     * COGNIZANT TECHNOLOGY SOLUTIONS CORP                     16,980
      1,300       COHU, INC                                               29,250
     11,249     * COMMERCE ONE, INC                                       65,694
      2,766     * COMMSCOPE, INC                                          65,001
      1,600     * COMPUTER NETWORK TECHNOLOGY CORP                        16,976
     10,311     * COMPUWARE CORP                                         144,250
     30,509     * COMVERSE TECHNOLOGY, INC                             1,742,063
     14,158     * CONCORD EFS, INC                                       736,357
      4,300     * CONCURRENT COMPUTER CORP                                30,100
        940       CONESTOGA ENTERPRISES, INC                              27,777
      6,488     * CONEXANT SYSTEMS, INC                                   58,067
        700     * CONVERA CORP                                             3,311
        400    b* CONVERGENT COMMUNICATIONS, INC                               2
      8,094     * CONVERGYS CORP                                         244,843
      1,035     * COPPER MOUNTAIN NETWORKS, INC                            4,243
        100     * CORILLIAN CORP                                             375
     22,130       CORNING, INC                                           369,792
     11,237     * CORVIS CORP                                             49,330
      1,400     * COVANSYS CORP                                           15,820
      2,092     * CREDENCE SYSTEMS CORP                                   50,710
      3,935     * CREE, INC                                              102,880
      3,078     * CSG SYSTEMS INTERNATIONAL, INC                         174,707
      1,143       CTS CORP                                                23,431
      2,000     * CYMER, INC                                              50,580
      3,910     * CYPRESS SEMICONDUCTOR CORP                              93,253
        437     * DAKTRONICS, INC                                          6,725
        800     * DATASTREAM SYSTEMS, INC                                  6,400
      1,904     * DDI CORP                                                38,080
    248,790     * DELL COMPUTER CORP                                   6,505,858
      1,350     * DIAMONDCLUSTER INTERNATIONAL, INC                       17,185
      1,600     * DIGEX, INC                                              20,800
        700     * DIGIMARC CORP                                           16,905
      1,600     * DIGITAL INSIGHT CORP                                    35,360
        900     * DIGITAL LIGHTWAVE, INC                                  33,264
        300     * DIGITALTHINK, INC                                        2,106

        600     * DIGITAS, INC                                             2,640
      2,082     * DMC STRATEX NETWORKS, INC                               20,820
      1,584     * DOCENT, INC                                             15,840
      2,200     * DOCUMENTUM, INC                                         28,424
      6,365     * DOUBLECLICK, INC                                        88,855
      1,370     * DSP GROUP, INC                                          29,386
      2,849     * DST SYSTEMS, INC                                       150,142
        400     * DUPONT PHOTOMASKS, INC                                  19,300
      3,780     * E.PIPHANY, INC                                          38,404
      3,005     * EARTHLINK, INC                                          42,370
      7,962     * EBAY, INC                                              545,317
      1,400     * ECHELON CORP                                            43,064
        355       EDO CORP                                                 5,662
      2,200     * EFUNDS CORP                                             40,920
      1,500     * ELANTEC SEMICONDUCTOR, INC                              50,685
      1,800     * ELECTRO SCIENTIFIC INDUSTRIES, INC                      68,580
      1,200     * ELECTROGLAS, INC                                        21,240
      7,188     * ELECTRONIC ARTS, INC                                   416,185
     22,456       ELECTRONIC DATA SYSTEMS CORP                         1,403,500
        423     * ELECTRONICS FOR IMAGING, INC                            12,478
        300     * EMBARCADERO TECHNOLOGIES, INC                            6,693
    412,629     * EMC CORP                                            11,986,872
      1,700     * EMCORE CORP                                             52,275
      4,635     * EMULEX CORP                                            187,254
      2,800     * ENTRUST, INC                                            19,852
      9,600       EQUIFAX, INC                                           352,128
        600     * ESPEED, INC (CLASS A)                                   13,200
      2,051     * EXAR CORP                                               40,527
        500     * EXCEL TECHNOLOGY, INC                                   11,040
      7,258     * AT HOME CORP SERIES A                                   15,532
     61,394     * EXODUS COMMUNICATIONS, INC                             126,471
        300     * EXTENSITY, INC                                           3,030
      5,039     * EXTREME NETWORKS, INC                                  148,650
        800     * F.Y.I., INC                                             32,800
        815     * F5 NETWORKS, INC                                        14,319
      1,200       FAIR ISSAC & CO, INC                                    74,184
      3,800     * FAIRCHILD SEMICONDUCTOR
                    INTERNATIONAL, INC (CLASS A)                          87,400
      1,000     * FEI CO                                                  41,000
      1,162     * FIBERCORE, INC                                           7,564
      1,904     * FILENET CORP                                            28,179


                                               See notes to financial statements
34  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 TECHNOLOGY--(CONTINUED)
      6,900     * FINISAR CORP                                      $    128,892
     20,755       FIRST DATA CORP                                      1,333,508
      6,310     * FISERV, INC                                            403,713
        333     * FLIR SYSTEMS, INC                                        8,334
     25,500     * FOUNDRY NETWORKS, INC                                  509,490
        100     * FREEMARKETS, INC                                         2,000
        774     * GATEWAY, INC                                            12,732
      2,175     * GENERAL SEMICONDUCTOR, INC                              22,750
      5,190     * GENUITY, INC                                            16,192
      1,300     * GENZYME TRANSGENICS CORP                                12,922
      1,500       GLOBAL PAYMENTS, INC                                    45,150
      2,400     * GLOBESPAN, INC                                          35,040
      1,751     * GOTO.COM, INC                                           34,056
      2,103     * HARMONIC, INC                                           21,030
        700       HARRIS CORP                                             19,047
      1,500       HELIX TECHNOLOGY CORP                                   45,720
      2,300     * HNC SOFTWARE, INC                                       57,500
      4,100     * HOMESTORE.COM, INC                                     143,336
        344     * HYPERION SOLUTIONS CORP                                  5,160
     13,810     * I2 TECHNOLOGIES, INC                                   273,438
      1,700     * IDENTIX, INC                                            10,625
        600     * II-VI, INC                                              10,500
      1,600     * IMRGLOBAL CORP                                          17,488
        600     * INET TECHNOLOGIES, INC                                   4,914
      1,631     * INFOCUS CORP                                            33,256
      3,600     * INFORMATICA CORP                                        62,496
     11,799     * INFORMIX CORP                                           68,906
     13,876     * INFOSPACE, INC                                          53,283
        800     * INGRAM MICRO, INC (CLASS A)                             11,592
      3,436     * INKTOMI CORP                                            32,951
        900     * INTEGRATED CIRCUIT SYSTEMS, INC                         17,280
      5,790     * INTEGRATED DEVICE TECHNOLOGY, INC                      183,485
    856,300       INTEL CORP                                          25,046,775
      2,700     * INTELIDATA TECHNOLOGIES CORP                            15,930
        300     * INTERACTIVE INTELLIGENCE, INC                            3,300
        700     * INTERCEPT GROUP, INC                                    26,600
      3,800     * INTERDIGITAL COMMUNICATIONS CORP                        50,350
      1,963     * INTERGRAPH CORP                                         30,230
        426     * INTERMAGNETICS GENERAL CORP                             13,802
      7,000     * INTERNAP NETWORK SERVICES CORP                          22,890
     73,246       INTERNATIONAL BUSINESS MACHINES CORP                 8,276,798
      3,300     * INTERNATIONAL RECTIFIER CORP                           112,530
      1,900     * INTERNET SECURITY SYSTEMS, INC                          92,264
      4,704     * INTERSIL CORP (CLASS A)                                171,225
      1,500       INTER-TEL, INC                                          17,865
      2,200     * INTERVOICE-BRITE, INC                                   24,200
      5,000     * INTERWOVEN, INC                                         84,500
      6,688     * INTUIT, INC                                            267,453
      4,432     * IOMEGA CORP                                             10,592
      1,140     * IRON MOUNTAIN, INC                                      51,117
        389     * IXIA                                                     7,391
        500     * IXYS CORP                                                7,800
      3,000     * J.D. EDWARDS & CO                                       42,420
         19     * J2 GLOBAL COMMUNICATIONS, INC                               78
      7,800     * JABIL CIRCUIT, INC                                     240,708
      4,400       JACK HENRY & ASSOCIATES, INC                           136,400
        400     * JDA SOFTWARE GROUP, INC                                  6,644
     78,270     * JDS UNIPHASE CORP                                      978,375
        500     * JNI CORP                                                 7,000
     34,814     * JUNIPER NETWORKS, INC                                1,082,715
      8,636     * KANA SOFTWARE, INC                                      17,617
      2,400     * KEANE, INC                                              52,800
        600       KEITHLEY INSTRUMENTS, INC                               12,780
      1,100     * KEYNOTE SYSTEMS, INC                                    12,045
     42,680     * KLA-TENCOR CORP                                      2,495,499
      3,424     * KOPIN CORP                                              41,567
      1,941     * KPMG CONSULTING, INC                                    29,794
        800     * KRONOS, INC                                             32,760
      1,756     * KULICKE & SOFFA INDUSTRIES, INC                         30,132
     32,998     * LAM RESEARCH CORP                                      978,390
      5,065     * LATTICE SEMICONDUCTOR CORP                             123,586
        243     * LEARNING TREE INTERNATIONAL, INC                         5,579
      5,881     * LEGATO SYSTEMS, INC                                     93,801
      7,342     * LEXMARK INTERNATIONAL, INC                             493,749
      3,100     * LIBERATE TECHNOLOGIES                                   33,945
      1,897     * LIGHTBRIDGE, INC                                        36,801
      1,100     * LIGHTPATH TECHNOLOGIES, INC (CLASS A)                    9,790
     17,798       LINEAR TECHNOLOGY CORP                                 787,027
      6,603     * LSI LOGIC CORP                                         124,136
      2,976     * LTX CORP                                                76,066
     98,916       LUCENT TECHNOLOGIES, INC                               613,279
      2,850     * MACROMEDIA, INC                                         51,300
      2,437     * MACROVISION CORP                                       166,934
        400     * MANHATTAN ASSOCIATES, INC                               15,900
      3,286     * MANUGISTICS GROUP, INC                                  82,478
        950     * MAPINFO CORP                                            20,900
      5,068    b* MARCHFIRST, INC                                           17
      1,250     * MASTEC, INC                                             16,500
      1,309     * MATRIXONE, INC                                          30,355
     17,230     * MAXIM INTEGRATED PRODUCTS, INC                         761,738

      3,579     * MAXTOR CORP                                             18,789
        300     * MCAFEE.COM CORP                                          3,684
      1,466     * MCDATA CORP (CLASS A)                                   25,728
        600     * MCSI, INC                                                9,090
      4,500     * MENTOR GRAPHICS CORP                                    78,750
      1,400     * MERCURY COMPUTER SYSTEMS, INC                           61,740
      4,138     * MERCURY INTERACTIVE CORP                               247,866
        600     * METASOLV, INC                                            4,758
        300     * METAWAVE COMMUNICATIONS CORP                             1,557
      2,700     * METTLER-TOLEDO INTERNATIONAL, INC                      116,775
      4,000     * MICREL, INC                                            132,000
        474     * MICRO GENERAL CORP                                       7,773
      7,317     * MICROCHIP TECHNOLOGY, INC                              244,607
      4,439     * MICROMUSE, INC                                         124,247
     72,165     * MICRON TECHNOLOGY, INC                               2,965,981
        600     * MICROSEMI CORP                                          42,600
    543,660     * MICROSOFT CORP                                      39,687,180
      1,900     * MICROSTRATEGY, INC                                       5,320
        800     * MICROVISION, INC                                        16,968
      2,600     * MIPS TECHNOLOGIES, INC (CLASS A)                        44,980
        913     * MKS INSTRUMENTS, INC                                    26,294
      3,001       MOLEX, INC                                             109,626
         28     * MOMENTUM BUSINESS APPLICATIONS, INC
                    (CLASS A)                                                380
     54,861       MOTOROLA, INC                                          908,498
        800     * MRO SOFTWARE, INC                                       12,640
      4,300     * MRV COMMUNICATIONS, INC                                 40,205
      1,100     * MULTEX.COM, INC                                         17,875
        300     * NANOMETRICS, INC                                         8,246
        500       NATIONAL DATA CORP                                      16,200
      3,392     * NATIONAL SEMICONDUCTOR CORP                             98,775
        900     * NCR CORP                                                42,300
      1,511     * NETEGRITY, INC                                          45,330
      1,455     * NETIQ CORP                                              45,526
      2,600     * NETRO CORP                                              11,024
        800     * NETSCOUT SYSTEMS, INC                                    5,200
     24,270     * NETWORK APPLIANCE, INC                                 332,499
      5,133     * NETWORK ASSOCIATES, INC                                 63,905
        800     * NETWORK PERIPHERALS, INC                                 9,360
        400     * NEW FOCUS, INC                                           3,300
      2,046       NEWPORT CORP                                            54,219


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  35

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 TECHNOLOGY--(CONTINUED)
      1,200     * NEXT LEVEL COMMUNICATIONS, INC                    $      8,100
      2,400     * NMS COMMUNICATIONS CORP                                 16,800
     47,832       NOKIA CORP (SPON ADR)                                1,054,217
      2,700     * NOVA CORP (GEORGIA)                                     84,915
        800     * NOVADIGM, INC                                            9,000
     88,729     * NOVELLUS SYSTEMS, INC                                5,038,919
        769     * NUANCE COMMUNICATIONS, INC                              13,857
        500     * NUMERICAL TECHNOLOGIES, INC                             10,500
      2,794     * NVIDIA CORP                                            259,143
      1,400     * NYFIX, INC                                              44,730
      3,000     * OAK TECHNOLOGY, INC                                     31,770
     29,429     * ON SEMICONDUCTOR CORP                                  133,901
      2,546     * ONI SYSTEMS CORP                                        71,033
      1,400     * ONYX SOFTWARE CORP                                      11,200
      4,387     * OPENWAVE SYSTEMS, INC                                  152,228
      3,651     * OPLINK COMMUNICATIONS, INC                              13,691
        450     * OPTICAL CABLE CORP                                       4,500
         40     * OPUS360 CORP                                                 4
    815,816     * ORACLE CORP                                         15,500,504
      1,300     * PACKETEER, INC                                          16,289
     20,152     * PALM, INC                                              122,322
     12,300     * PARAMETRIC TECHNOLOGY CORP                             172,077
      2,200     * PAXSON COMMUNICATIONS CORP                              29,700
     18,797       PAYCHEX, INC                                           751,880
        400     * PEC SOLUTIONS, INC                                       8,840
     13,414     * PEOPLESOFT, INC                                        660,371
      8,205     * PEREGRINE SYSTEMS, INC                                 237,945
        713     * PERICOM SEMICONDUCTOR CORP                              11,208
      4,300     * PEROT SYSTEMS CORP (CLASS A)                            77,830
      1,081     * PHOENIX TECHNOLOGIES LTD                                15,782
      1,600     * PHOTRONICS, INC                                         41,056
      1,279     * PIXELWORKS, INC                                         45,711
        241     * PLANAR SYSTEMS, INC                                      6,241
      2,251     * PLANTRONICS, INC                                        52,110
      2,490     * PLEXUS CORP                                             82,170
      1,000     * PLX TECHNOLOGY, INC                                      8,490
     27,059     * PMC-SIERRA, INC                                        840,723
      3,700     * POLYCOM, INC                                            85,433
      4,189     * PORTAL SOFTWARE, INC                                    17,300
        326     * POWELL INDUSTRIES , INC                                  9,780
      1,800     * POWER INTEGRATIONS, INC                                 28,080
      3,000     * POWERWAVE TECHNOLOGIES, INC                             43,500
      1,006     * PRI AUTOMATION, INC                                     18,636
      1,000     * PROBUSINESS SERVICES, INC                               26,550
      1,930     * PROFIT RECOVERY GROUP
                    INTERNATIONAL, INC                                    22,117
      2,400     * PROGRESS SOFTWARE CORP                                  38,880
      1,056     * PROTON ENERGY SYSTEMS                                   12,672
      1,208     * PROXIM, INC                                             17,032
      2,600     * PUMATECH, INC                                            7,800
      5,164     * QLOGIC CORP                                            332,819
        650     * QRS CORP                                                10,790
    119,738     * QUALCOMM, INC                                        7,002,278
      1,500     * QUEST SOFTWARE, INC                                     56,625
        900    b* QUINTUS CORP                                                81
          2    b* QUOKKA SPORTS, INC                                           0
      1,050     * RADIANT SYSTEMS, INC                                    16,926
        900     * RADISYS CORP                                            20,565
      4,275     * RAMBUS, INC                                             52,625
     10,920     * RATIONAL SOFTWARE CORP                                 306,306
      4,544     * READ-RITE CORP                                          23,856
      4,400     * REALNETWORKS, INC                                       51,700
        871     * RED HAT, INC                                             3,484
     10,993     * REDBACK NETWORKS, INC                                   98,057
      1,035     * REMEDY CORP                                             36,018
        700     * RENAISSANCE LEARNING, INC                               35,413
        600     * RESEARCH FRONTIERS, INC                                 16,200
      2,782     * RETEK, INC                                             133,369
      7,205     * RF MICRO DEVICES, INC                                  194,319
        982     * RIVERSTONE NETWORKS, INC                                19,531
      1,000       ROGERS CORP                                             26,500
        664     * ROXIO, INC                                               8,632
      1,748     * RSA SECURITY, INC                                       54,100
        400     * RUDOLPH TECHNOLOGIES, INC                               18,800
      2,064     * S1 CORP                                                 28,896
        300     * SABA SOFTWARE, INC                                       4,923
      1,100     * SANCHEZ COMPUTER ASSOCIATES, INC                        14,575
      2,140     * SANDISK CORP                                            59,684
    122,574     * SANMINA CORP                                         2,869,457
      3,929     * SAPIENT CORP                                            38,307
        500     * SATCON TECHNOLOGY CORP                                   5,225
        100     * SAVVIS COMMUNICATIONS CORP                                  72
      1,600     * SAWTEK, INC                                             37,648
        300     * SBS TECHNOLOGIES, INC                                    5,676
      3,739     * SCI SYSTEMS, INC                                        95,344
      9,368       SCIENTIFIC-ATLANTA, INC                                380,340
      1,100     * SEACHANGE INTERNATIONAL, INC                            19,833
      1,800     * SECURE COMPUTING CORP                                   28,278
        929     * SEEBEYOND TECHNOLOGY CORP                               11,148
        800     * SEMITOOL, INC                                            9,544

     32,634     * SEMTECH CORP                                           979,020
      1,300     * SENSORMATIC ELECTRONICS CORP                            22,100
        950     * SERENA SOFTWARE, INC                                    34,523
     84,990     * SIEBEL SYSTEMS, INC                                  3,986,031
      2,200     * SILICON IMAGE, INC                                      11,000
        300     * SILICON LABRATORIES, INC                                 6,630
      3,610     * SILICON STORAGE TECHNOLOGY, INC                         36,569
        400     * SILICONIX, INC                                          12,656
        802     * SIPEX CORP                                              12,102
    168,150     * SOLECTRON CORP                                       3,077,145
      1,900     * SOMERA COMMUNICATIONS, INC                              13,604
      1,287     * SONICWALL, INC                                          32,445
      7,952     * SONUS NETWORKS, INC                                    185,758
        800     * SPECTRALINK CORP                                        10,408
        200     * SPECTRA-PHYSICS, INC                                     4,628
        556     * SPEECHWORKS INTERNATIONAL, INC                           8,729
        400     * SPSS, INC                                                6,324
        200     * STANFORD MICRODEVICES, INC                               3,148
      3,400     * STARBASE CORP                                           12,410
      2,400     * STARMEDIA NETWORK, INC                                   4,464
      2,493     * STORAGENETWORKS, INC                                    42,356
      3,475     * STRATOS LIGHTWAVE, INC                                  45,175
    389,681     * SUN MICROSYSTEMS, INC                                6,125,785
     13,759     * SUNGARD DATA SYSTEMS, INC                              412,907
        500     * SUPERTEX, INC                                            6,170
      2,984     * SYBASE, INC                                             49,086
      2,319     * SYCAMORE NETWORKS, INC                                  21,613
        607     * SYKES ENTERPRISES, INC                                   6,677
      4,362     * SYMANTEC CORP                                          190,575
     12,930       SYMBOL TECHNOLOGIES, INC                               287,046
      1,200     * SYMMETRICOM, INC                                        17,568
      2,464     * SYNOPSYS, INC                                          119,232
        200     * SYNTEL, INC                                              1,540
      1,404     * SYSTEMS & COMPUTER TECHNOLOGY CORP                      12,706
        700     * TAKE-TWO INTERACTIVE SOFTWARE, INC                      12,985
        689     * TECH DATA CORP                                          22,985
      1,600       TECHNITROL, INC                                         41,600
      3,100     * TEKELEC                                                 84,010
        500     * TELESCAN, INC                                              170
     33,995     * TELLABS, INC                                           658,823
        400     * TENFOLD CORP                                               172


                                               See notes to financial statements
36  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   Statement of Investments - GROWTH EQUITY FUND (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 TECHNOLOGY--(Continued)
      9,685     * TERADYNE, INC                                     $    320,573
    183,817       TEXAS INSTRUMENTS, INC                               5,790,235
        800     * THERMA-WAVE, INC                                        15,256
        664     * THREE-FIVE SYSTEMS, INC                                 11,938
      3,222     * TIBCO SOFTWARE, INC                                     41,144
      2,616     * TITAN CORP                                              59,906
      1,600     * TIVO, INC                                                8,800
        800     * TOLLGRADE COMMUNICATIONS, INC                           22,800
      2,500       TOTAL SYSTEM SERVICES, INC                              71,000
      1,400     * TRANSACTION SYSTEMS ARCHITECTS, INC                     19,950
      1,472     * TRANSMETA CORP                                           8,213
      4,233     * TRANSWITCH CORP                                         46,563
      1,600     * TRIMBLE NAVIGATION LTD                                  31,184
      4,260     * TRIQUINT SEMICONDUCTOR, INC                             95,850
      1,500     * TRIZETTO GROUP, INC                                     13,875
        300     * ULTICOM, INC                                            10,140
        500     * ULTIMATE ELECTRONICS, INC                               16,210
        800     * ULTRATECH STEPPER, INC                                  20,520
        400     * UNIGRAPHICS SOLUTIONS, INC                              12,700
      1,481     * UNISYS CORP                                             21,785
        517       UNITED INDUSTRIAL CORP                                   8,659
        700     * UNIVERSAL ACCESS, INC                                    4,340
        900     * UNIVERSAL DISPLAY CORP                                  17,640
         40    b* U.S. INTERACTIVE, INC                                        0
        800     * U.S. WIRELESS CORP                                       2,328
      2,200     * USINTERNETWORKING, INC                                   2,640
      1,932     * VARIAN SEMICONDUCTOR EQUIPMENT
                    ASSOCIATES, INC                                       81,144
      1,547     * VEECO INSTRUMENTS, INC                                  61,493
     29,931     * VERISIGN, INC                                        1,796,159
     92,419     * VERITAS SOFTWARE CORP                                6,148,636
      1,751     * VERITY, INC                                             34,932
      6,200     * VERTICALNET, INC                                        15,438
        300     * VIADOR, INC                                                114
      2,700     * VIASYSTEMS GROUP, INC                                    8,127
      1,300     * VICOR CORP                                              21,190
      1,900     * VIEWPOINT CORP                                          16,150
      6,034     * VIGNETTE CORP                                           53,521
      2,000     * VIRATA CORP                                             23,700
      2,200     * VISUAL NETWORKS, INC                                    19,250
      9,295     * VITESSE SEMICONDUCTOR CORP                             195,566
      4,200     * VITRIA TECHNOLOGY, INC                                  14,448
      1,000     * WATCHGUARD TECHNOLOGIES, INC                            10,250
      3,200     * WAVE SYSTEMS CORP (CLASS A)                             17,184
      1,074     * WEBMETHODS, INC                                         22,747
        200     * WEBSENSE, INC                                            4,000
      1,000     * WESCO INTERNATIONAL, INC                                 9,100
      3,600     * WESTERN DIGITAL CORP                                    14,400
      3,715     * WIND RIVER SYSTEMS, INC                                 64,863
      1,000     * WIRELESS FACILITIES, INC                                 6,500
     69,248     * XILINX, INC                                          2,855,787
      2,300     * XYBERNAUT CORP                                          11,040
     17,514     * YAHOO!, INC                                            350,104
      1,700     * ZEBRA TECHNOLOGIES CORP (CLASS A)                       83,504
      1,100     * ZIXIT CORP                                              10,065
      1,200     * ZYGO CORP                                               26,700
                                                                    ------------
                TOTAL TECHNOLOGY                                     239,644,626
                                                                    ------------
 TRANSPORTATION--0.22%
      2,600     * AIRTRAN HOLDINGS, INC                                   27,300
      2,400     * ATLANTIC COAST AIRLINES HOLDINGS, INC                   71,976
         26     * ATLAS AIR WORLDWIDE HOLDINGS, INC                          368
        660     * BE AEROSPACE, INC                                       12,573
      4,400       C.H. ROBINSON WORLDWIDE, INC                           122,716
        900     * EGL, INC                                                15,714
      2,900       EXPEDITORS INTERNATIONAL OF
                    WASHINGTON, INC                                      173,997
        900     * FORWARD AIR CORP                                        26,955
      1,800     * FRONTIER AIRLINES, INC                                  20,376
        375     * HEARTLAND EXPRESS, INC                                   8,550
        750     * KNIGHT TRANSPORTATION, INC                              15,412
        500     * LANDSTAR SYSTEM, INC                                    34,010
      1,400     * MESA AIR GROUP, INC                                     18,620
        900     * NORTHWEST AIRLINES CORP (CLASS A)                       22,725
      6,536     * SABRE HOLDINGS CORP                                    326,800
      3,100       SKYWEST, INC                                            86,800
        750     * SWIFT TRANSPORTATION CO, INC                            14,445
      1,041     * U.S. AIRWAYS GROUP, INC                                 25,296
      9,335       UNITED PARCEL SERVICE, INC (CLASS B)                   539,563
                                                                    ------------
                TOTAL TRANSPORTATION                                   1,564,196
                                                                    ------------

 UTILITIES--2.59%
      3,400     b* ADVANCED RADIO TELECOM CORP                                27
     22,400     * AES CORP                                               964,320
        700     * AIRGATE PCS, INC                                        36,400
      1,000     * ALAMOSA HOLDINGS, INC                                   16,300
      4,581     * ALLEGIANCE TELECOM, INC                                 68,669
     72,465     * AMERICAN TOWER CORP (CLASS A)                        1,497,851
      6,035     * ARCH WIRELESS, INC                                         995
      2,589     * A T & T LATIN AMERICA CORP (CLASS A)                    12,893
     42,171     * A T & T WIRELESS GROUP                                 689,495
        700       BLACK HILLS CORP                                        28,161
     58,553     * CALPINE CORP                                         2,213,303
        300     * CENTENNIAL COMMUNICATIONS CORP                           3,957
        848     * CHILES OFFSHORE, INC                                    15,052
      5,006     * CITIZENS COMMUNICATIONS CO                              60,222
        500     * COMMONWEALTH TELEPHONE ENTERPRISES, INC                 21,125
        799       CONNECTICUT WATER SERVICE, INC                          27,621
      3,607     * CROWN CASTLE INTERNATIONAL CORP                         59,154
      1,000     * DOBSON COMMUNICATIONS CORP (CLASS A)                    17,050
     13,000       DYNEGY, INC (CLASS A)                                  604,500
      2,600    b* E.SPIRE COMMUNICATIONS, INC                                260
      5,806       EL PASO CORP                                           305,047
     43,965       ENRON CORP                                           2,154,285
      1,100     * FOCAL COMMUNICATIONS CORP                                2,596
      1,213     * GENERAL COMMUNICATION, INC (CLASS A)                    14,677
     15,300     * GLOBAL TELESYSTEMS, INC                                  2,754
        600       HICKORY TECH CORP                                        9,600
     12,100    b* ICG COMMUNICATIONS, INC                                  1,089
          1     * IDT CORP                                                    13
      1,500     * IDT CORP (CLASS B)                                      16,500
      1,400     * ILLUMINET HOLDINGS, INC                                 44,030
      1,600     * IMPSAT FIBER NETWORKS, INC                               3,200
      2,800     * INTERMEDIA COMMUNICATIONS, INC                          41,720
      3,500     * ITC DELTACOM, INC                                       14,000
        866       KINDER MORGAN, INC                                      43,516
        679     * L-3 COMMUNICATIONS HOLDINGS, INC                        51,807
      2,550     * LEAP WIRELESS INTERNATIONAL, INC                        77,265
    102,457     * LEVEL 3 COMMUNICATIONS, INC                            562,488
      1,768       MADISON GAS & ELECTRIC CO                               49,150
      6,900     * METROCALL, INC                                             345
        681       MIDDLESEX WATER CO                                      23,160
     11,257     * MIRANT CORP                                            387,240
      1,513     * NEWPOWER HOLDINGS, INC                                  13,617
     28,674     * NEXTEL COMMUNICATIONS, INC (CLASS A)                   501,795
      1,593       NORTH PITTSBURGH SYSTEMS, INC                           25,472
      2,800    b* NORTHPOINT COMMUNICATIONS GROUP, INC                       126
      2,234     * NRG ENERGY, INC                                         49,326
      1,100     * NTELOS, INC                                             33,066
      1,254     * ORION POWER HOLDINGS                                    29,857
        292       OTTER TAIL CORP                                          8,103
      1,325     * PETROQUEST ENERGY, INC                                   9,275


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  37

   STATEMENT OF INVESTMENTS - GROWTH EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 UTILITIES--(CONTINUED)
      2,800     * PRICE COMMUNICATIONS CORP                         $     56,532
      9,662    b* PSINET, INC                                                473
     32,320       QWEST COMMUNICATIONS INTERNATIONAL, INC              1,030,038
      3,700     * RHYTHMS NETCONNECTIONS, INC                                388
        600     * RURAL CELLULAR CORP (CLASS A)                           27,180
      1,900     * SBA COMMUNICATIONS CORP                                 47,025
     39,716       SBC COMMUNICATIONS, INC                              1,591,022
      1,711     * SPECTRASITE HOLDINGS, INC                               12,387
    163,900     * SPRINT CORP (PCS GROUP)                              3,963,992
      1,380     * TELECORP PCS, INC (CLASS A)                             26,730
        971       TELEPHONE & DATA SYSTEMS, INC                          105,596
      1,500    b* TELIGENT, INC (CLASS A)                                    375
      3,544     * TIME WARNER TELECOM, INC (CLASS A)                     118,794
      2,600     * TRITON PCS HOLDINGS, INC (CLASS A)                     106,600
      7,668     * TYCOM LTD                                              131,889
        500     * U.S. CELLULAR CORP                                      28,825
        584       UGI CORP                                                15,768
        817     * U.S. UNWIRED, INC (CLASS A)                              8,668
         62     * VAST SOLUTIONS, INC (CLASS B1)                               0
         62     * VAST SOLUTIONS, INC (CLASS B2)                               0
         62     * VAST SOLUTIONS, INC (CLASS B3)                               0
        644    b* VIATEL, INC                                                 45
      2,200    b* WEBLINK WIRELESS, INC (CLASS A)                             66
        600     * WEST CORP                                               13,206
        703       WESTERN GAS RESOURCES, INC                              22,917
      3,900     * WESTERN WIRELESS CORP (CLASS A)                        167,700
      6,150    b* WINSTAR COMMUNICATIONS, INC                                307
      2,300    b* WORLD ACCESS, INC                                          117
      3,662       WORLDCOM, INC (M                                        58,958
     14,858     * XO COMMUNICATIONS, INC (CLASS A)                        28,527
                                                                    ------------
                  TOTAL UTILITIES                                     18,376,599
                                                                    ------------
                  TOTAL COMMON STOCK
                    (COST $790,453,543)                              700,207,846
                                                                    ------------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENT--0.56%
 U.S. GOVERNMENT AND AGENCY-0.56%
                  FEDERAL FARM CREDIT BANKS (FFCB)
$ 3,970,000     d 3.940%, 07/02/01                                     3,969,566
                                                                    ------------
                  TOTAL SHORT TERM INVESTMENT
                    (COST $3,969,566)                                  3,969,566
                                                                    ------------
                  TOTAL PORTFOLIO--99.37%
                    (COST $794,956,079)                              704,294,097
                  OTHER ASSETS & LIABILITIES--0.63%                    4,436,469
                                                                    ------------
                  NET ASSETS--100.00%                               $708,730,566
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

                                               See notes to financial statements
38  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - GROWTH & INCOME FUND (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------

 PRINCIPAL/SHARES                                          VALUE
 -----------                                              ------
CORPORATE BONDS--0.01%
 TECHNOLOGY--0.01%
                  MAYAN NETWORKS
$   400,000       5.25%, 11/01/05                                   $     81,000
                                                                    ------------
                  TOTAL TECHNOLOGY                                        81,000
                                                                    ------------
                  TOTAL CORPORATE BONDS
                    (COST $400,000)                                       81,000
                                                                    ------------
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        237     * SEALED AIR CORP (NEW)                                    9,468
                                                                    ------------
                  TOTAL BASIC INDUSTRIES                                   9,468
                                                                    ------------
                  TOTAL PREFERRED STOCK
                    (COST $10,769)                                         9,468
                                                                    ------------
COMMON STOCK--98.92%
 AEROSPACE AND DEFENSE--0.82%
     30,120       BOEING CO                                            1,674,672
     20,398       GENERAL DYNAMICS CORP                                1,587,168
     42,900     * GENERAL MOTORS CORP (CLASS H)                          868,725
     14,900       LOCKHEED MARTIN CORP                                   552,045
      2,900       NORTHROP GRUMMAN CORP                                  232,290
      3,400       PERKINELMER, INC                                        93,602
     12,109       RAYTHEON CO                                            321,493
                                                                    ------------
                  TOTAL AEROSPACE AND DEFENSE                          5,329,995
                                                                    ------------
 BASIC INDUSTRIES--3.39%
      7,800       AIR PRODUCTS & CHEMICALS, INC                          356,850
      9,700       ALCAN, INC                                             407,594
     29,768       ALCOA, INC                                           1,172,859
      2,700       ALLEGHENY TECHNOLOGIES, INC                             48,843
        900       BALL CORP                                               42,804
     13,500       BARRICK GOLD CORP (U.S.)                               204,525
      1,700       BEMIS CO                                                68,289
      2,700       BLACK & DECKER CORP                                    106,542
      1,900       BOISE CASCADE CORP                                      66,823
      2,000       CENTEX CORP                                             81,500
     78,680       DOW CHEMICAL CO                                      2,616,110
     35,988       DU PONT (E.I.) DE NEMOURS & CO                       1,736,061
      2,600       EASTMAN CHEMICAL CO                                    123,838
      4,300       ECOLAB, INC                                            176,171
      4,400       ENGELHARD CORP                                         113,476
      2,700       FLUOR CORP (NEW)                                       121,905
      1,000     * FMC CORP                                                68,560
      4,900     * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B)           54,145
      7,707       GEORGIA-PACIFIC CORP (GEORGIA PACIFIC GROUP)           260,881
      3,500       GOODRICH CORP                                          132,930
      1,600       GREAT LAKES CHEMICAL CORP                               49,360
      3,500     * HERCULES, INC                                           39,550
      8,400       HOMESTAKE MINING CO                                     65,100
    243,682     * INCO LTD CO (U.S.)                                   4,205,951
     16,610       INTERNATIONAL PAPER CO                                 592,977
      1,400       KB HOME                                                 42,238
     44,153       KIMBERLY-CLARK CORP                                  2,468,152
      3,400       LOUISIANA PACIFIC CORP                                  39,882
     15,800       MASCO CORP                                             394,368
      3,300       MEAD CORP                                               89,562
      6,700       NEWMONT MINING CORP                                    124,687
      2,600       NUCOR CORP                                             127,114
      5,200     * PACTIV CORP                                             69,680
      2,596       PHELPS DODGE CORP                                      107,734
     10,800       PLACER DOME, INC (U.S.)                                105,840
        900       POTLATCH CORP                                           30,969
     50,598       PPG INDUSTRIES, INC                                  2,659,936
      5,500       PRAXAIR, INC                                           258,500
      1,400       PULTE HOMES, INC                                        59,682
      7,421       ROHM & HAAS CO                                         244,150
      2,568     * SEALED AIR CORP                                         95,658
      5,300       SHERWIN-WILLIAMS CO                                    117,660
      2,600       SIGMA ALDRICH CORP                                     100,412
     53,338     * SMURFIT-STONE CONTAINER CORP                           864,075
      2,900       STANLEY WORKS                                          121,452
      1,600       TEMPLE-INLAND, INC                                      85,264
      2,900       USX (U.S. STEEL GROUP)                                  58,435
      3,400       VULCAN MATERIALS CO                                    182,750
      3,300       WESTVACO CORP                                           80,157
      7,400       WEYERHAEUSER CO                                        406,778
      3,700       WILLAMETTE INDUSTRIES, INC                             183,150
      2,800       WORTHINGTON INDUSTRIES, INC                             38,080
                                                                    ------------
                  TOTAL BASIC INDUSTRIES                              22,070,009
                                                                    ------------

 CONSUMER CYCLICAL--10.30%
      2,000       AMERICAN GREETINGS CORP (CLASS A)                       22,000
    300,922     * AOL TIME WARNER, INC                                15,948,866
     47,300       AUTOLIV, INC                                           817,344
      9,800     * BED BATH & BEYOND, INC                                 294,000
      3,700     * BIG LOTS, INC                                           50,616
      3,700       BRUNSWICK CORP                                          88,911
     20,100       CARNIVAL CORP                                          617,070
     50,410     * CLEAR CHANNEL COMMUNICATIONS, INC                    3,160,707
     32,600     * COMCAST CORP (CLASS A) (SPECIAL)                     1,414,840
      2,700       COOPER TIRE & RUBBER CO                                 38,340
      4,871       DANA CORP                                              113,689
      4,900       DANAHER CORP                                           274,400
      4,900       DARDEN RESTAURANTS, INC                                136,710
     19,303       DELPHI AUTOMOTIVE SYSTEMS CORP                         307,496
      2,900       DILLARD'S, INC (CLASS A)                                44,283
    117,896       DISNEY (WALT) CO                                     3,406,015
     11,175       DOLLAR GENERAL CORP                                    217,912
      4,000       DONNELLEY (R.R.) & SONS CO                             118,800
      2,900       DOW JONES & CO, INC                                    173,159
     10,100       EASTMAN KODAK CO                                       471,468
      6,800     * FEDERATED DEPARTMENT STORES, INC                       289,000
     61,990       FORD MOTOR CO (NEW)                                  1,521,854
      9,063       GANNETT CO, INC                                        597,251
     29,663       GAP, INC                                               860,227
     18,911       GENERAL MOTORS CORP                                  1,216,922
      5,800       GENUINE PARTS CO                                       182,700
      5,300       GOODYEAR TIRE & RUBBER CO                              148,400
    259,167     * GYMBOREE CORP                                        2,202,919
      2,100       HARCOURT GENERAL, INC                                  122,199
     10,400       HARLEY-DAVIDSON, INC                                   489,632
      3,900     * HARRAH'S ENTERTAINMENT, INC                            137,670
     12,300       HILTON HOTELS CORP                                     142,680
     20,000       HONDA MOTOR CO LTD                                     878,794
     12,940       INTERPUBLIC GROUP OF COS, INC                          379,789
      3,000       JOHNSON CONTROLS, INC                                  217,410
     16,600     * KMART CORP                                             190,402
      2,500       KNIGHT RIDDER, INC                                     148,250
     11,500     * KOHLS CORP                                             721,395
      6,500       LEGGETT & PLATT, INC                                   143,195
     14,500       LIMITED, INC                                           239,540
      1,700       LIZ CLAIBORNE, INC                                      85,765
      8,300       MARRIOTT INTERNATIONAL, INC (CLASS A)                  392,922
     10,300       MAY DEPARTMENT STORES CO                               352,878
      2,500       MAYTAG CORP                                             73,150
     44,628       MCDONALD'S CORP                                      1,207,633
      6,700       MCGRAW-HILL COS, INC                                   443,205
      1,600       MEREDITH CORP                                           57,296
      5,400       NEW YORK TIMES CO (CLASS A)                            226,800
      9,300       NIKE, INC (CLASS B)                                    390,507
      4,500       NORDSTROM, INC                                          83,475
      6,333       OMNICOM GROUP, INC                                     544,638


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  39

  STATEMENT OF INVESTMENTS - GROWTH & INCOME FUND (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 CONSUMER CYCLICAL--(Continued)
      9,000       PENNEY, (J.C.) CO, INC                            $    237,240
      1,900     * REEBOK INTERNATIONAL LTD                                60,705
     11,100       SEARS, ROEBUCK & CO                                    469,641
      1,900       SNAP-ON, INC                                            45,904
     12,900     * STARBUCKS CORP                                         296,700
     23,200       SYSCO CORP                                             629,880
     59,935       TARGET CORP                                          2,073,751
      5,000       TIFFANY & CO                                           181,100
      9,600       TJX COS, INC                                           305,952
     10,302       TRIBUNE CO                                             412,183
      4,950     * TRICON GLOBAL RESTAURANTS, INC                         217,305
      4,200       TRW, INC                                               172,200
      7,100     * UNIVISION COMMUNICATIONS, INC (CLASS A)                303,738
      3,800       V.F. CORP                                              138,244
    106,356     * VIACOM, INC (CLASS B)                                5,503,923
      4,294       VISTEON CORP                                            78,923
    272,888       WAL-MART STORES, INC                                13,316,934
      3,800       WENDY'S INTERNATIONAL, INC                              97,052
      2,242       WHIRLPOOL CORP                                         140,125
                                                                    ------------
                  TOTAL CONSUMER CYCLICAL                             67,086,624
                                                                    ------------
 CONSUMER NON-CYCLICAL--9.19%
      1,900       ALBERTO CULVER CO (CLASS B)                             79,876
     13,961       ALBERTSON'S, INC                                       418,690
     53,987       ANHEUSER-BUSCH COS, INC                              2,224,264
     21,816       ARCHER DANIELS MIDLAND CO                              283,608
      4,000     * AUTOZONE, INC                                          150,000
     50,776       AVON PRODUCTS, INC                                   2,349,913
      7,200     * BEST BUY CO, INC                                       457,344
      2,300       BROWN-FORMAN, CORP (CLASS B)                           147,062
     14,100       CAMPBELL SOUP CO                                       363,075
      7,100       CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP)          127,800
      8,000       CLOROX CO                                              270,800
         97     * COACH, INC                                               3,690
     85,826       COCA-COLA CO                                         3,862,170
     14,300       COCA-COLA ENTERPRISES, INC                             233,805
     67,280       COLGATE-PALMOLIVE CO                                 3,968,847
     18,500       CONAGRA FOODS, INC                                     366,485
     22,923       COORS (ADOLPH) CO (CLASS B)                          1,150,276
     15,500     * COSTCO WHOLESALE CORP                                  636,740
     19,948       CVS CORP                                               769,992
    225,000       DIAGEO PLC                                           2,468,232
      9,800       GENERAL MILLS, INC                                     429,044
     59,090       GILLETTE CO                                          1,713,019
      5,950       HASBRO, INC                                             85,977
     12,000       HEINZ (H.J.) CO                                        490,680
      4,700       HERSHEY FOODS CORP                                     290,037
    205,019       HOME DEPOT, INC                                      9,543,634
      3,200       INTERNATIONAL FLAVORS & FRAGRANCES, INC                 80,416
     14,000       KELLOGG CO                                             406,000
     23,636     * KRAFT FOODS, INC (CLASS A)                             732,716
     27,900     * KROGER CO                                              697,500
      1,200       LONGS DRUG STORES CORP                                  25,860
     22,876       LOWE'S COS, INC                                      1,659,653
     14,600     * MATTEL, INC                                            276,232
      8,988       NEWELL RUBBERMAID, INC                                 225,598
      9,900     * OFFICE DEPOT, INC                                      102,762
      4,900       PEPSI BOTTLING GROUP, INC                              196,490
     68,775       PEPSICO, INC                                         3,039,855
     75,900       PHILIP MORRIS COS, INC                               3,851,925
     83,516       PROCTER & GAMBLE CO                                  5,328,320
      4,500       QUAKER OATS CO                                         410,625
      6,200       RADIOSHACK CORP                                        189,100
      9,700       RALSTON PURINA CO                                      291,194
     17,400     * SAFEWAY, INC                                           835,200
     27,063       SARA LEE CORP                                          512,573
     15,500     * STAPLES, INC                                           247,845
      4,500       SUPERVALU, INC                                          78,975
      1,483       THE SWATCH GROUP AG. (BR)                            1,485,182
      8,200     * TOYS "R" US, INC                                       202,950
      1,900       TUPPERWARE CORP                                         44,517
     70,681       UNILEVER NV (NEW YORK SHS)                           4,210,467
      5,500       UST, INC                                               158,730
     35,136       WALGREEN CO                                          1,199,894
      4,700       WINN-DIXIE STORES, INC                                 122,811
      7,800       WRIGLEY (WM) JR CO                                     365,430
                                                                    ------------
                  TOTAL CONSUMER NON-CYCLICAL                         59,863,880
                                                                    ------------

 ENERGY--6.88%
      3,000       AMERADA HESS CORP                                      242,400
      8,648       ANADARKO PETROLEUM CORP                                467,251
      4,300       APACHE CORP                                            218,225
      2,300       ASHLAND, INC                                            92,230
     81,454       BAKER HUGHES, INC                                    2,728,709
     54,414       BURLINGTON RESOURCES, INC                            2,173,839
     22,100       CHEVRON CORP                                         2,000,050
     68,005       CONOCO, INC (CLASS B)                                1,965,344
      4,400       DEVON ENERGY CORP (NEW)                                231,000
     30,573       DIAMOND OFFSHORE DRILLING, INC                       1,010,437
      3,900       EOG RESOURCES, INC                                     138,645
    233,713       EXXON MOBIL CORP                                    20,414,830
     14,800       HALLIBURTON CO                                         526,880
      3,190       KERR-MCGEE CORP                                        211,401
      2,000     * MCDERMOTT INTERNATIONAL, INC                            23,300
      5,000     * NABORS INDUSTRIES, INC                                 186,000
      4,500     * NOBLE DRILLING CORP                                    147,375
     12,600       OCCIDENTAL PETROLEUM CORP                              335,034
      8,800       PHILLIPS PETROLEUM CO                                  501,600
      3,100     * ROWAN COS, INC                                          68,510
    127,810       ROYAL DUTCH PETROLEUM CO (NY REGD) ADR               7,447,488
     19,700       SCHLUMBERGER LTD                                     1,037,205
      3,500       SUNOCO, INC                                            128,205
     18,406       TEXACO, INC                                          1,225,839
      5,200       TOSCO CORP                                             229,060
     10,981       TRANSOCEAN SEDCO FOREX, INC                            452,966
      8,381       UNOCAL CORP                                            286,211
     10,500       USX (MARATHON GROUP)                                   309,855
                                                                    ------------
                  TOTAL ENERGY                                        44,799,889
                                                                    ------------
 FINANCIAL SERVICES--17.74%
     14,869       ACE LTD                                                581,229
     18,100       AFLAC, INC                                             569,969
     36,517       ALLSTATE CORP                                        1,606,382
      3,600       AMBAC FINANCIAL GROUP, INC                             209,520
     80,764       AMERICAN EXPRESS CO                                  3,133,643
     17,200       AMERICAN GENERAL CORP                                  798,940
    151,833       AMERICAN INTERNATIONAL GROUP, INC                   13,057,638
     12,700       AMSOUTH BANCORPORATION                                 234,823
      8,950       AON CORP                                               313,250
    126,364       BANK OF AMERICA CORP                                 7,585,630
     25,400       BANK OF NEW YORK CO, INC                             1,219,200
     40,234       BANK ONE CORP                                        1,440,376
     14,000       BB&T CORP                                              513,800
      3,546       BEAR STEARNS COS, INC                                  209,107
      7,100       CAPITAL ONE FINANCIAL CORP                             426,000
      7,125       CHARTER ONE FINANCIAL, INC                             227,287
      6,000       CHUBB CORP                                             464,580
      5,400       CINCINNATI FINANCIAL CORP                              213,300
    315,603       CITIGROUP, INC                                      16,676,463
      6,150       COMERICA, INC                                          354,240
     11,424     * CONSECO, INC                                           155,937
      4,000       COUNTRYWIDE CREDIT INDUSTRIES, INC                     183,520


                                               See notes to financial statements
40  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - GROWTH & INCOME FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 FINANCIAL SERVICES--(CONTINUED)
     23,836       FREDDIE MAC                                       $  1,668,520
     39,382       FIFTH THIRD BANCORP                                  2,364,889
     33,800       FIRST UNION CORP                                     1,180,972
    121,683       FLEETBOSTON FINANCIAL CORP                           4,800,394
     75,127       FANNIE MAE                                           6,397,064
      9,100       FRANKLIN RESOURCES, INC                                416,507
      5,400       GOLDEN WEST FINANCIAL CORP                             346,896
      8,100       HARTFORD FINANCIAL SERVICES GROUP, INC                 554,040
     15,926       HOUSEHOLD INTERNATIONAL, INC                         1,062,264
      8,342       HUNTINGTON BANCSHARES, INC                             136,391
      5,175       JEFFERSON-PILOT CORP                                   250,056
      3,100       JOHN HANCOCK FINANCIAL SERVICES, INC                   124,806
    128,671       JP MORGAN CHASE & CO                                 5,738,726
     14,600       KEYCORP                                                380,330
     24,138       LEHMAN BROTHERS HOLDINGS, INC                        1,876,729
      6,400       LINCOLN NATIONAL CORP                                  331,200
    119,000       MANULIFE FINANCIAL CORP                              3,320,883
      9,450       MARSH & MCLENNAN COS, INC                              954,450
      5,100       MBIA, INC                                              283,968
     29,375       MBNA CORP                                              967,906
     54,614       MELLON FINANCIAL CORP                                2,512,244
     51,620       MERRILL LYNCH & CO, INC                              3,058,485
    107,214       METROPOLITAN LIFE INSURANCE CO                       3,321,489
      3,600       MGIC INVESTMENT CORP                                   261,504
     72,870       MORGAN STANLEY DEAN WITTER & CO                      4,680,440
     20,700       NATIONAL CITY CORP                                     637,146
     31,129       NORTHERN TRUST CORP                                  1,945,562
    320,000       OLD MUTUAL PLC                                         733,578
     23,358       PNC FINANCIAL SERVICES GROUP, INC                    1,536,722
      2,500       PROGRESSIVE CORP                                       337,975
      9,800       PROVIDIAN FINANCIAL CORP                               580,160
      8,000       REGIONS FINANCIAL CORP                                 256,000
      4,300       SAFECO CORP                                            126,850
     47,800       SCHWAB (CHARLES) CORP                                  731,340
     11,500       SOUTHTRUST CORP                                        299,000
      7,350       ST. PAUL COS, INC                                      372,571
      6,700       STARWOOD HOTELS & RESORTS WORLDWIDE, INC               249,776
     11,200       STATE STREET CORP                                      554,288
      7,400       STILWELL FINANCIAL, INC                                248,344
     10,000       SUNTRUST BANKS, INC                                    647,800
     10,000       SYNOVUS FINANCIAL CORP                                 313,800
      4,100       T ROWE PRICE GROUP, INC                                153,299
      4,200       TORCHMARK CORP                                         168,882
      5,000       UNION PLANTERS CORP                                    218,000
      8,285       UNUMPROVIDENT CORP                                     266,114
    109,524       U.S. BANCORP (NEW)                                   2,496,051
      5,600       USA EDUCATION, INC                                     408,800
      7,200       WACHOVIA CORP                                          512,280
     30,245       WASHINGTON MUTUAL, INC                               1,135,699
     59,200       WELLS FARGO & CO                                     2,748,656
      6,686       XL CAPITAL LTD (CLASS A)                               548,920
      3,100       ZIONS BANCORP                                          182,900
                                                                    ------------
                  TOTAL FINANCIAL SERVICES                           115,576,500
                                                                    ------------
 HEALTH CARE--13.62%
    136,347       ABBOTT LABORATORIES CO                               6,546,019
      4,700     * AETNA, INC (NEW)                                       121,589
      4,500       ALLERGAN, INC                                          384,750
     80,105       AMERICAN HOME PRODUCTS CORP                          4,681,336
     86,397     * AMGEN, INC                                           5,242,569
      7,100       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)                189,925
      1,700       BARD (C.R.), INC                                        96,815
      1,700       BAUSCH & LOMB, INC                                      61,608
     65,558       BAXTER INTERNATIONAL, INC                            3,212,342
      8,800       BECTON DICKINSON & CO                                  314,952
      5,100     * BIOGEN, INC                                            277,236
      6,100       BIOMET, INC                                            293,166
     13,800     * BOSTON SCIENTIFIC CORP                                 234,600
    114,953       BRISTOL-MYERS SQUIBB CO                              6,012,041
     41,567       CARDINAL HEALTH, INC                                 2,868,123
      6,500     * CHIRON CORP                                            331,500
      5,105       CIGNA CORP                                             489,161
      2,712     * DURECT CORP                                             33,411
      6,000     * FOREST LABORATORIES, INC                               426,000
     10,600     * GUIDANT CORP                                           381,600
     18,500       HCA, INC                                               836,015
     83,495     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) (NEW)    1,756,734
     13,216     * HEALTHSOUTH CORP                                       211,059
      5,400     * HUMANA, INC                                             53,190
     10,000       IMS HEALTH, INC                                        285,000
    177,952       JOHNSON & JOHNSON                                    8,897,600
      5,800     * KING PHARMACEUTICALS, INC                              311,750
     58,621       LILLY (ELI) & CO                                     4,337,954
      3,500     * MANOR CARE, INC                                        111,125
      9,742       MCKESSON HBOC, INC                                     361,623
      7,300     * MEDIMMUNE, INC                                         344,560
     41,700       MEDTRONIC, INC                                       1,918,617
    123,922       MERCK & CO, INC                                      7,919,855
      1,600       MILLIPORE CORP                                          99,168

      4,000       PALL CORP                                               94,120
    392,875       PFIZER, INC                                         15,734,644
    108,045       PHARMACIA CORP                                       4,964,666
      3,800     * QUINTILES TRANSNATIONAL CORP                            95,950
    112,695       SCHERING-PLOUGH CORP                                 4,084,066
      2,900     * ST. JUDE MEDICAL, INC                                  174,000
      6,700       STRYKER CORP                                           367,495
     47,666     * TENET HEALTHCARE CORP                                2,459,088
     10,900       UNITEDHEALTH GROUP, INC                                673,075
      3,600     * WATSON PHARMACEUTICALS, INC                            221,904
      2,100     * WELLPOINT HEALTH NETWORKS, INC                         197,904
                                                                    ------------
                  TOTAL HEALTH CARE                                   88,709,905
                                                                    ------------
 OTHER--3.05%
      3,100       BLOCK (H&R), INC                                       200,105
     29,413     * CENDANT CORP                                           573,553
      5,800       CINTAS CORP                                            268,250
      2,050       CRANE CO                                                63,550
      6,900       DOVER CORP                                             259,785
      5,200       FORTUNE BRANDS, INC                                    199,472
    100,664       HONEYWELL INTERNATIONAL, INC                         3,522,233
      3,000       ITT INDUSTRIES, INC                                    132,750
      6,800       LOEWS CORP                                             438,124
      5,500       MOODY'S CORP                                           184,250
      1,300       NATIONAL SERVICE INDUSTRIES, INC                        29,341
      5,900     * ROBERT HALF INTERNATIONAL, INC                         146,851
      4,800       TEXTRON, INC                                           264,192
      3,600     * TMP WORLDWIDE, INC                                     212,796
    223,294       TYCO INTERNATIONAL LTD                              12,169,523
     16,200       UNITED TECHNOLOGIES CORP                             1,186,812
                                                                    ------------
                  TOTAL OTHER                                         19,851,587
                                                                    ------------
 PRODUCER DURABLES--5.45%
      6,500     * ALLIED WASTE INDUSTRIES, INC                           121,420
         93     * AXCELIS TECHNOLOGIES, INC                                1,376
     11,800       CATERPILLAR, INC                                       590,590
      3,200       COOPER INDUSTRIES, INC                                 126,688
      1,400       CUMMINS, INC                                            54,180
      8,100       DEERE & CO                                             306,585
      2,300       EATON CORP                                             161,230
     14,700       EMERSON ELECTRIC CO                                    889,350
    587,208       GENERAL ELECTRIC CO                                 28,626,390
      3,200       GRAINGER (W.W.), INC                                   131,712
     10,492       ILLINOIS TOOL WORKS, INC                               664,143


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  41

  STATEMENT OF INVESTMENTS - GROWTH & INCOME FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 PRODUCER DURABLES--(CONTINUED)
      5,450       INGERSOLL-RAND CO                                 $    224,540
     13,600       MINNESOTA MINING & MANUFACTURING CO                  1,551,760
      1,900     * NAVISTAR INTERNATIONAL CORP                             53,447
      2,600       PACCAR, INC                                            133,692
      3,950       PARKER HANNIFIN CORP                                   167,638
      8,500       PITNEY BOWES, INC                                      358,020
      2,500     * POWER-ONE, INC                                          41,600
      6,100       ROCKWELL INTERNATIONAL CORP                            232,532
      6,000     * THERMO ELECTRON CORP                                   132,120
      2,000       THOMAS & BETTS CORP                                     44,140
      2,000       TIMKEN CO                                               33,880
     21,547       WASTE MANAGEMENT, INC                                  664,078
     23,600       XEROX CORP                                             225,852
                                                                    ------------
                  TOTAL PRODUCER DURABLES                             35,536,963
                                                                    ------------
 TECHNOLOGY--18.99%
        900     * ADAPTEC, INC                                             8,946
     26,900     * ADC TELECOMMUNICATIONS, INC                            177,540
      8,200       ADOBE SYSTEMS, INC                                     385,400
     11,700     * ADVANCED MICRO DEVICES, INC                            337,896
    196,367     * AGERE SYSTEMS, INC (CLASS A)                         1,472,752
     15,774     * AGILENT TECHNOLOGIES, INC                              512,655
     13,300     * ALTERA CORP                                            385,700
      6,500     * AMERICAN POWER CONVERSION CORP                         102,375
     12,400     * ANALOG DEVICES, INC                                    536,300
      2,700     * ANDREW CORP                                             49,815
     12,000     * APPLE COMPUTER, INC                                    279,000
     62,672     * APPLIED MATERIALS, INC                               3,077,195
     10,200     * APPLIED MICRO CIRCUITS CORP                            175,440
      1,800       AUTODESK, INC                                           67,140
     21,500       AUTOMATIC DATA PROCESSING, INC                       1,068,550
      9,799     * AVAYA, INC                                             134,246
      3,700       AVERY DENNISON CORP                                    188,885
     31,139     * BEA SYSTEMS, INC                                       956,278
      8,200     * BMC SOFTWARE, INC                                      184,828
      8,900     * BROADCOM CORP (CLASS A)                                380,564
      8,500     * BROADVISION, INC                                        42,500
      6,400     * CABLETRON SYSTEMS, INC                                 146,240
    404,352     * CISCO SYSTEMS, INC                                   7,359,206
      6,200     * CITRIX SYSTEMS, INC                                    216,380
    193,030       COMPAQ COMPUTER CORP                                 2,990,034
     19,850       COMPUTER ASSOCIATES INTERNATIONAL, INC                 714,600
      5,700     * COMPUTER SCIENCES CORP                                 197,220
     12,300     * COMPUWARE CORP                                         172,077
      5,900     * COMVERSE TECHNOLOGY, INC                               336,890
      8,259     * CONCORD EFS, INC                                       429,550
      8,100     * CONEXANT SYSTEMS, INC                                   72,495
      5,900     * CONVERGYS CORP                                         178,475
     32,100       CORNING, INC                                           536,391
    144,704     * DELL COMPUTER CORP                                   3,784,009
      2,400       DELUXE CORP                                             69,360
         13     * EFUNDS CORP                                                241
     16,100       ELECTRONIC DATA SYSTEMS CORP                         1,006,250
    159,558     * EMC CORP                                             4,635,159
      4,800       EQUIFAX, INC                                           176,064
     13,500       FIRST DATA CORP                                        867,375
      4,200     * FISERV, INC                                            268,716
     10,800     * GATEWAY, INC                                           177,660
     13,000     * GLOBESPAN, INC                                         189,800
     67,052       HEWLETT-PACKARD CO                                   1,917,687
    451,665       INTEL CORP                                          13,211,201
     92,720       INTERNATIONAL BUSINESS MACHINES CORP                10,477,360
      7,100     * INTUIT, INC                                            283,929
      6,600     * JABIL CIRCUIT, INC                                     203,676
    115,365     * JDS UNIPHASE CORP                                    1,470,903
      6,300     * KLA-TENCOR CORP                                        368,361
      4,400     * LEXMARK INTERNATIONAL, INC                             295,900
     35,498       LINEAR TECHNOLOGY CORP                               1,569,721
     12,300     * LSI LOGIC CORP                                         231,240
    249,236       LUCENT TECHNOLOGIES, INC                             1,545,263
     11,300     * MAXIM INTEGRATED PRODUCTS, INC                         499,573
      2,800     * MERCURY INTERACTIVE CORP                               167,720
     35,160     * MICRON TECHNOLOGY, INC                               1,445,076
    306,177     * MICROSOFT CORP                                      22,350,921
          9     * MIPS TECHNOLOGIES, INC (CLASS B)                            86
      6,625       MOLEX, INC                                             242,011
     75,771       MOTOROLA, INC                                        1,254,767
      5,900     * NATIONAL SEMICONDUCTOR CORP                            171,808
      3,300     * NCR CORP                                               155,100
     10,800     * NETWORK APPLIANCE, INC                                 147,960
    136,825       NOKIA CORP (SPON ADR)                                3,015,623
    148,284     * NORTEL NETWORKS CORP (U.S.)                          1,347,901
     10,600     * NOVELL, INC                                             60,314
      4,900     * NOVELLUS SYSTEMS, INC                                  278,271
     48,436     * ON SEMICONDUCTOR CORP                                  220,383
    368,827     * ORACLE CORP                                          7,007,713
     18,887     * PALM, INC                                              114,644
      8,800     * PARAMETRIC TECHNOLOGY CORP                             123,112
     12,825       PAYCHEX, INC                                           513,000

     10,100     * PEOPLESOFT, INC                                        497,223
     10,642     * PMC-SIERRA, INC                                        330,646
      3,100     * QLOGIC CORP                                            199,795
     40,958     * QUALCOMM, INC                                        2,395,223
          3     * ROXIO, INC                                                  39
     43,008     * SANMINA CORP                                         1,006,817
      4,000     * SAPIENT CORP                                            39,000
      5,500       SCIENTIFIC-ATLANTA, INC                                223,300
     39,518     * SIEBEL SYSTEMS, INC                                  1,853,394
     62,167     * SOLECTRON CORP                                       1,137,656
    210,659     * SUN MICROSYSTEMS, INC                                3,311,559
      7,650       SYMBOL TECHNOLOGIES, INC                               169,830
      3,100     * TEKTRONIX, INC                                          84,165
     13,800     * TELLABS, INC                                           266,064
      5,900     * TERADYNE, INC                                          195,290
     59,900       TEXAS INSTRUMENTS, INC                               1,886,850
     10,700     * UNISYS CORP                                            157,397
     38,615     * VERITAS SOFTWARE CORP                                2,569,055
      6,400     * VITESSE SEMICONDUCTOR CORP                             134,656
     24,497     * XILINX, INC                                          1,010,256
     26,541     * YAHOO!, INC                                            530,554
                                                                    ------------
                TOTAL TECHNOLOGY                                     123,738,190
                                                                    ------------
 TRANSPORTATION--0.88%
      5,200     * AMR CORP                                               187,876
     13,500       BURLINGTON NORTHERN SANTA FE CORP                      407,295
     17,920     * CONTINENTAL AIRLINES, INC (CLASS B)                    882,560
      7,200       CSX CORP                                               260,928
      4,200       DELTA AIR LINES, INC                                   185,136
     10,580     * FEDEX CORP                                             425,316
     13,200       NORFOLK SOUTHERN CORP                                  273,240
      1,900       RYDER SYSTEM, INC                                       37,240
     31,380     * SABRE HOLDINGS CORP                                  1,569,000
     54,789       SOUTHWEST AIRLINES CO                                1,013,048
      2,100     * U.S. AIRWAYS GROUP, INC                                 51,030
      8,500       UNION PACIFIC CORP                                     466,735
                                                                    ------------
                TOTAL TRANSPORTATION                                   5,759,404
                                                                    ------------
 UTILITIES--8.61%
     18,300     * AES CORP                                               787,815
      4,200       ALLEGHENY ENERGY, INC                                  202,650
     17,095       ALLIANT ENERGY CORP                                    498,319
     10,800       ALLTEL CORP                                            661,608
      4,600       AMEREN CORP                                            196,420


                                               See notes to financial statements
42  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - GROWTH & INCOME FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 UTILITIES--(CONTINUED)
     41,550       AMERICAN ELECTRIC POWER CO, INC                   $  1,918,363
     19,948     * AMERICAN TOWER CORP (CLASS A)                          412,325
    216,629       A T & T CORP                                         4,765,838
     30,115     * A T & T WIRELESS GROUP                                 492,380
     64,700       BELLSOUTH CORP                                       2,605,469
     36,946     * BROADWING, INC                                         903,329
     10,300     * CALPINE CORP                                           389,340
      4,700       CENTURYTEL, INC                                        142,410
      5,400       CINERGY CORP                                           188,730
      9,800     * CITIZENS COMMUNICATIONS CO                             117,894
      4,400       CMS ENERGY CORP                                        122,540
      7,200       CONSOLIDATED EDISON, INC                               286,560
      5,600       CONSTELLATION ENERGY GROUP, INC                        238,560
      8,526       DOMINION RESOURCES, INC                                512,668
     48,257       DTE ENERGY CO                                        2,241,055
     26,600       DUKE ENERGY CORP                                     1,037,666
     11,200       DYNEGY, INC (CLASS A)                                  520,800
     10,900     * EDISON INTERNATIONAL                                   121,535
     30,110       EL PASO CORP                                         1,581,979
     56,375       ENRON CORP                                           2,762,375
      7,500       ENTERGY CORP                                           287,925
     11,037       EXELON CORP                                            707,692
     14,200       FIRSTENERGY CORP                                       456,672
      6,055       FPL GROUP, INC                                         364,571
     30,605     * GLOBAL CROSSING LTD                                    264,427
      4,000       GPU, INC                                               140,600
      4,600       KEYSPAN CORP                                           167,808
      3,900       KINDER MORGAN, INC                                     195,975
     11,669     * MIRANT CORP                                            401,413
     24,930     * NEWPOWER HOLDINGS, INC                                 224,370
     26,400     * NEXTEL COMMUNICATIONS, INC (CLASS A)                   462,000
      5,354     * NIAGARA MOHAWK HOLDINGS, INC                            94,712
      1,500       NICOR, INC                                              58,470
      6,909       NISOURCE, INC                                          188,822
      1,343     * NISOURCE, INC (SAILS)                                    3,182
      2,000       ONEOK, INC                                              39,400
      1,100       PEOPLES ENERGY CORP                                     44,220
     12,900     * P G & E CORP                                           144,480
      2,800       PINNACLE WEST CAPITAL CORP                             132,720
      4,947       PPL CORP                                               272,085
     36,201     * PRICE COMMUNICATIONS CORP                              730,898
      7,000       PROGRESS ENERGY, INC                                   314,440
        500     * PROGRESS ENERGY, INC- CVO                                  225
     52,289    b* PSINET, INC                                              2,562
      7,200       PUBLIC SERVICE ENTERPRISE GROUP, INC                   352,080
     77,920       QWEST COMMUNICATIONS INTERNATIONAL, INC              2,483,310
     24,556     * RCN CORP                                               134,812
     10,210       RELIANT ENERGY, INC                                    328,864
    189,885       SBC COMMUNICATIONS, INC                              7,601,670
      7,073       SEMPRA ENERGY                                          193,375
     23,600       SOUTHERN CO                                            548,700
     55,100       SPRINT CORP (FON GROUP)                              1,176,936
     93,969     * SPRINT CORP (PCS GROUP)                              2,269,351
     14,714       TXU CORP                                               709,067
      9,587     * TYCOM LTD                                              164,896
    137,217       VERIZON COMMUNICATIONS, INC                          7,341,109
     94,832    b* VIATEL, INC                                              6,638
     16,700       WILLIAMS COS, INC                                      550,265
      1,479       WORLDCOM, INC (MCI GROUP)                               23,811
    173,912     * WORLDCOM, INC (WORLDCOM GROUP)                       2,469,550
     11,640       XCEL ENERGY, INC                                       331,158
                                                                    ------------
                  TOTAL UTILITIES                                     56,093,889
                                                                    ------------
                  TOTAL COMMON STOCK
                    (COST $656,311,091)                              644,416,835
                                                                    ------------

  PRINCIPAL                                                          VALUE
   -------                                                           ------
SHORT TERM INVESTMENT--1.02%
 U.S. GOVERNMENT AND AGENCY--1.02%
                 FEDERAL FARM CREDIT BANK (FHLB)
$ 6,630,000       3.940%, 07/02/01                                  $  6,629,274
                                                                    ------------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $6,629,274)                                  6,629,274
                                                                    ------------
                  TOTAL PORTFOLIO--99.95%
                    (COST $663,351,134)                              651,136,577
                  OTHER ASSETS & LIABILITIES, NET--0.05%                 343,391
                                                                    ------------
                  NET ASSETS--100.00%                               $651,479,968
                                                                    ============

----------
*  Non-income producing
b  In bankruptcy

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  43

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
PREFERRED STOCK--0.00%
 FINANCIAL SERVICES--0.00%
         27        CORRECTIONS CORP OF AMERICA (CLASS B)           $         375
                                                                   -------------
                   TOTAL FINANCIAL SERVICES                                  375
                                                                   -------------
                   TOTAL PREFERRED STOCK
                    (COST $1,308)                                            375
                                                                   -------------
COMMON STOCK--99.82%
 AEROSPACE AND DEFENSE--1.07%
        203        AAR CORP                                                3,471
        148      * ALLIANT TECHSYSTEMS, INC                               13,305
        100      * ARMOR HOLDINGS, INC                                     1,500
      5,818        BOEING CO                                             323,480
         79      * DRS TECHNOLOGIES, INC                                   1,815
      1,415      * ECHOSTAR COMMUNICATIONS CORP (CLASS A)                 45,874
         43        ENGINEERED SUPPORT SYSTEMS, INC                         1,685
      1,331        GENERAL DYNAMICS CORP                                 103,565
      5,893      * GENERAL MOTORS CORP (CLASS H)                         119,333
         19        HEICO CORP                                                364
          1        HEICO CORP (CLASS A)                                       17
         56      * HEXCEL CORP                                               714
         85        KAMAN CORP (CLASS A)                                    1,504
         45      * KELLSTROM INDUSTRIES, INC                                  86
      2,376        LOCKHEED MARTIN CORP                                   88,030
         16      * MOOG, INC (CLASS A)                                       623
        545        NORTHROP GRUMMAN CORP                                  43,654
        141      * ORBITAL SCIENCES CORP                                     547
        260      * PANAMSAT CORP                                          10,108
        182      * PEGASUS COMMUNICATIONS CORP                             4,095
        698        PERKINELMER, INC                                       19,215
        341        PRECISION CASTPARTS CORP                               12,760
      2,290        RAYTHEON CO                                            60,799
        221      * REMEC, INC                                              2,740
        192      * TELEDYNE TECHNOLOGIES, INC                              2,918
        144      * TRIUMPH GROUP, INC                                      7,056
        100      * VIASAT, INC                                             2,388
                                                                   -------------
                   TOTAL AEROSPACE AND DEFENSE                           871,646
                                                                   -------------
 BASIC INDUSTRIES--3.41%
         13      * AEP INDUSTRIES, INC                                       459
      1,498        AIR PRODUCTS & CHEMICALS, INC                          68,533
        235      * AIRGAS, INC                                             2,796
        492        AK STEEL HOLDING CORP                                   6,169
         71      * ALBANY INTERNATIONAL CORP (CLASS A) (NEW)               1,341
        192        ALBEMARLE CORP                                          4,448
      5,817        ALCOA, INC                                            229,189
        524        ALLEGHENY TECHNOLOGIES, INC                             9,479
         25      * ALLTRISTA CORP                                            295
        101        AMCOL INTERNATIONAL CORP                                  606
        477      * AMERICAN STANDARD COS, INC                             28,667
        219        APTARGROUP, INC                                         7,102
         82        ARCH CHEMICALS, INC                                     1,790
        215         ARCH COAL, INC                                         5,562
        235      * ARMSTRONG HOLDINGS, INC                                   834
         43      * AVIATION SALES CO                                          73
        214        BALL CORP                                              10,177
        281        BEMIS CO                                               11,287
        794      * BETHLEHEM STEEL CORP                                    1,603
        627        BLACK & DECKER CORP                                    24,741
        351        BOISE CASCADE CORP                                     12,344
        295        BOWATER, INC                                           13,198
         61        BRUSH ENGINEERED MATERIALS, INC                           976
        195      * BUCKEYE TECHNOLOGIES, INC                               2,808
         20        BUTLER MANUFACTURING CO                                   500
        583        CABOT CORP                                             20,999
        159      * CABOT MICROELECTRONICS CORP                             9,858
        128        CALGON CARBON CORP                                      1,004
        163        CAMBREX CORP                                            8,244
        196        CARAUSTAR INDUSTRIES, INC                               1,803
          1      * CARECENTRIC, INC                                            2
        213        CARLISLE COS, INC                                       7,427
         69        CARPENTER TECHNOLOGY CORP                               2,021
         41        CASTLE (A.M.) & CO                                        552
        423        CENTEX CORP                                            17,237
        100        CENTURY ALUMINUM CO                                     1,604
        253      * CHAMPION ENTERPRISES, INC                               2,879
        100        CHEMED CORP                                             3,614
         68        CHEMFIRST, INC                                          1,781
         80        CHESAPEAKE CORP                                         1,980
        190        CLARCOR, INC                                            5,101
        603        CLAYTON HOMES, INC                                      9,479
        142        CLEVELAND-CLIFFS, INC                                   2,627
        633      * COLLINS & AIKMAN CORP                                   3,924
        147        COMMERCIAL METALS CO                                    4,708
        185        CONSOL ENERGY, INC                                      4,680
        182      * CORVAS INTERNATIONAL, INC                               2,143
        635        CROMPTON CORP                                           6,921
         27        CROSSMANN COMMUNITIES, INC                              1,071

        687      * CROWN CORK & SEAL CO, INC                               2,576
        361      * CYTEC INDUSTRIES, INC                                  13,718
        405      * DAL-TILE INTERNATIONAL, INC                             7,512
        257      * DEL WEBB CORP                                           9,943
        147        DELTIC TIMBER CORP                                      4,233
         83      * DIONEX CORP                                             2,759
      5,986        DOW CHEMICAL CO                                       199,034
      6,953        DU PONT (E.I.) DE NEMOURS & CO                        335,412
        100      * EARTHSHELL CORP                                           340
        495        EASTMAN CHEMICAL CO                                    23,576
        825        ECOLAB, INC                                            33,800
         74        ELCOR CORP                                              1,498
         50      * EMCOR GROUP, INC                                        1,807
        324      * ENCOMPASS SERVICES CORP                                 2,899
        100      * ENERGY CONVERSION DEVICES, INC                          2,800
        823        ENGELHARD CORP                                         21,225
         79     b* FAMILY GOLF CENTERS, INC                                    1
        233        FERRO CORP                                              5,081
        226        FLEETWOOD ENTERPRISES, INC                              3,182
        227        FLORIDA ROCK INDUSTRIES, INC                           10,646
        528        FLUOR CORP (NEW)                                       23,839
        178      * FMC CORP                                               12,203
        558      * FREEPORT-MCMORAN COPPER & GOLD, INC
                    (CLASS B)                                              6,165
         95        FULLER (H.B.) CO                                        4,740
         57        GENTEK, INC                                               302
        217        GEORGIA GULF CORP                                       3,363
      1,485        GEORGIA-PACIFIC CORP (GEORGIA PACIFIC GROUP)           50,267
        525        GEORGIA-PACIFIC CORP (TIMBER CO)                       18,768
        128        GIBRALTAR STEEL CORP                                    2,508
        105        GLATFELTER (P.H.) CO                                    1,497
        636        GOODRICH CORP                                          24,155
        209        GRANITE CONSTRUCTION, INC                               5,312
        259        GREAT LAKES CHEMICAL CORP                               7,990
        100        GREIF BROTHERS CORP (CLASS A)                           3,035
        700      * HERCULES, INC                                           7,910
      1,677        HOMESTAKE MINING CO                                    12,996
        340        HORTON (D.R.), INC                                      7,718
        676        IMC GLOBAL, INC                                         6,895
         55      * IMCO RECYCLING, INC                                       390
        175      * INSITUFORM TECHNOLOGIES, INC (CLASS A)                  6,387
        316      * INTEGRATED ELECTRICAL SERVICES, INC                     3,081
      3,222        INTERNATIONAL PAPER CO                                115,025
         56      * INTERNATIONAL SPECIALTY PRODUCTS, INC                     593
         49        INTERPOOL, INC                                            769


                                               See notes to financial statements
44  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           ------
 BASIC INDUSTRIES--(CONTINUED)
         79     * IVEX PACKAGING CORP                               $      1,501
        146     * JACOBS ENGINEERING GROUP, INC                            9,523
        110     * KAISER ALUMINUM CORP                                       437
        235       KB HOME                                                  7,089
      3,550       KIMBERLY-CLARK CORP                                    198,445
        224       LAFARGE CORP                                             7,506
        347       LENNAR CORP                                             14,469
        300       LENNOX INTERNATIONAL, INC                                3,285
         12       LIQUI-BOX CORP                                             467
        185     * LONE STAR TECHNOLOGIES, INC                              6,697
        295       LONGVIEW FIBRE CO                                        3,634
        701       LOUISIANA PACIFIC CORP                                   8,222
         38       LSI INDUSTRIES, INC                                        888
        376    b* LTV CORP                                                    49
        306       LUBRIZOL CORP                                            9,501
        686       LYONDELL CHEMICAL CO                                    10,550
         58       MACDERMID, INC                                           1,044
        315       MARTIN MARIETTA MATERIALS, INC                          15,589
      3,069       MASCO CORP                                              76,602
        486       MASSEY ENERGY CO                                         9,603
        200     * MATTSON TECHNOLOGY, INC                                  3,496
         16     * MAXXAM, INC                                                395
        139       MDC HOLDINGS, INC                                        4,920
        586       MEAD CORP                                               15,904
         11     * MESTEK, INC                                                253
        224       METRIS COS, INC                                          7,551
        357       MILLENNIUM CHEMICALS, INC                                5,372
        130       MINERALS TECHNOLOGIES, INC                               5,579
         98     * MISSISSIPPI CHEMICAL CORP                                  302
        100     * MOBILE MINI, INC                                         3,298
        252       MONSANTO CO                                              9,324
        232     * MUELLER INDUSTRIES, INC                                  7,635
         10       NCH CORP                                                   391
         69     * NCI BUILDING SYSTEMS, INC                                1,259
      1,282       NEWMONT MINING CORP                                     23,858
         82       NL INDUSTRIES, INC                                       1,135
         36     * NORTEK, INC                                              1,123
        100       NS GROUP, INC                                            1,335
        528       NUCOR CORP                                              25,813
         38     * NVR, INC                                                 5,624
        109     * OAKLEY, INC                                              2,016
         35     * OAKWOOD HOMES CORP                                         175
         45     * OCTEL CORP                                                 731
        152       OLIN CORP                                                2,582
        190       OM GROUP, INC                                           10,687
        124       OMNOVA SOLUTIONS, INC                                      902
         97     * OREGON STEEL MILLS, INC                                    824
        865     * OWENS-ILLINOIS, INC                                      5,864
        300     * PACKAGING CORP OF AMERICA                                4,659
      1,134     * PACTIV CORP                                             15,195
         69     * PALM HARBOR HOMES, INC                                   1,500
         99     * PEABODY ENERGY CORP                                      3,242
        100       PENN ENGINEERING & MANUFACTURING CORP                    1,750
         53       PENN VIRGINIA CORP                                       1,743
        320       PENTAIR, INC                                            10,816
        524       PHELPS DODGE CORP                                       21,746
         16       PITT-DES MOINES, INC                                       552
        300       PLUM CREEK TIMBER CO, INC                                8,439
        542       POLYONE CORP                                             5,642
        100       POPE & TALBOT, INC                                       1,291
        198       POTLATCH CORP                                            6,813
      1,132       PPG INDUSTRIES, INC                                     59,509
      1,099       PRAXAIR, INC                                            51,653
        221       PULTE HOMES, INC                                         9,421
         54       QUANEX CORP                                              1,398
        205       RAYONIER, INC                                            9,522
         71       RELIANCE STEEL & ALUMINUM CO                             1,792
         46       ROCK-TENN CO (CLASS A)                                     563
      1,036       ROHM & HAAS CO                                          34,084
        607       RPM, INC                                                 5,584
         57     * RTI INTERNATIONAL METALS, INC                              869
        151       RYERSON TULL, INC                                        2,036
        154       RYLAND GROUP, INC                                        7,792
        199     * SCHULER HOMES, INC (CLASS A)                             2,694
        216       SCHULMAN (A.), INC                                       2,916
        100     * SCICLONE PHARMACEUTICALS, INC                              583
        557     * SEALED AIR CORP                                         20,748
        200     * SHAW GROUP, INC                                          8,020
        932       SHERWIN-WILLIAMS CO                                     20,690
        480       SIGMA ALDRICH CORP                                      18,537
         41     * SILGAN HOLDINGS, INC                                       719
         31     * SIMPSON MANUFACTURING CO, INC                            1,875
         34       SKYLINE CORP                                               924
      1,098     * SMURFIT-STONE CONTAINER CORP                            17,787
        715       SOLUTIA, INC                                             9,116
        584       SONOCO PRODUCTS CO                                      14,529
        117       SOUTHERN PERU COPPER CORP                                1,444
         57       SPARTECH CORP                                            1,376
        222       ST. JOE CO                                               5,969
        195       STANDARD-PACIFIC CORP                                    4,514

        660       STANLEY WORKS                                           27,640
        167     * STEEL DYNAMICS, INC                                      2,087
        242     * STILLWATER MINING CO                                     7,078
         34    b* STONE & WEBSTER, INC                                        44
        281       TEMPLE-INLAND, INC                                      14,974
        123     * TERRA INDUSTRIES, INC                                      479
        138       TEXAS INDUSTRIES, INC                                    4,745
         78     * TOLL BROTHERS, INC                                       3,066
        108       TREDEGAR CORP                                            2,068
         16     * TREX CO, INC                                               308
         55       UNIVERSAL FOREST PRODUCTS, INC                           1,237
        148     * URS CORP                                                 3,996
        541       USEC, INC                                                4,560
        286    b* USG CORP                                                 1,206
        533       USX (U.S. STEEL GROUP)                                  10,739
         33     * VELOCITYHSI, INC                                             1
        640       VULCAN MATERIALS CO                                     34,400
        220    b* WASHINGTON GROUP INTERNATIONAL, INC                         14
         64       WATSCO, INC                                                902
        294       WAUSAU-MOSINEE PAPER CORP                                3,789
         52       WD-40 CO                                                 1,357
        228       WELLMAN, INC                                             4,081
        148       WEST PHARMACEUTICAL SERVICES, INC                        3,996
        620       WESTVACO CORP                                           15,059
      1,459       WEYERHAEUSER CO                                         80,201
        684       WILLAMETTE INDUSTRIES, INC                              33,858
          3     * WOLVERINE TUBE, INC                                         49
        480       WORTHINGTON INDUSTRIES, INC                              6,528
        247       YORK INTERNATIONAL CORP                                  8,649
                                                                    ------------
                 TOTAL BASIC INDUSTRIES                                2,785,198
                                                                    ------------
CONSUMER CYCLICAL--11.10%
        179    * 99 CENTS ONLY STORES                                      5,361
         36    * A.S.V., INC                                                 486
         67      AARON RENTS, INC                                          1,139
        664    * ABERCROMBIE & FITCH CO (CLASS A)                         29,548
         44      ACKERLEY GROUP, INC                                         493
        100    * ACME COMMUNICATIONS, INC                                    821
         91    * ACTION PERFORMANCE COS, INC                               2,275
        136    * ACTV, INC                                                   452
        503    * ADELPHIA COMMUNICATIONS CORP (CLASS A)                   20,623
        100      ADVANCED MARKETING SERVICES, INC                          2,085


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  45

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
 CONSUMER CYCLICAL--(CONTINUED)
        123      * ADVANTICA RESTAURANT GROUP, INC                     $      79
         77      * AFTERMARKET TECHNOLOGY CORP                               565
         48      * ALLIANCE GAMING CORP                                    1,884
         68      * AMC ENTERTAINMENT, INC                                    884
        132      * AMERCO                                                  2,943
        317      * AMERICAN EAGLE OUTFITTERS, INC                         11,171
        425        AMERICAN GREETINGS CORP (CLASS A)                       4,675
        482      * AMERICREDIT CORP                                       25,039
        315      * AMF BOWLING, INC                                           28
         92      * ANCHOR GAMING, INC                                      5,945
        182      * ANNTAYLOR STORES CORP                                   6,515
     28,405      * AOL TIME WARNER, INC                                1,505,465
        188        APOGEE ENTERPRISES, INC                                 2,348
        588      * APOLLO GROUP, INC (CLASS A)                            24,960
         38      * APOLLO GROUP, INC-UNIVERSITY OF
                     PHOENIX ONLINE                                        1,615
        238        APPLEBEE'S INTERNATIONAL, INC                           4,762
         68        ARCTIC CAT, INC                                           986
         73      * ARGOSY GAMING CO                                        2,026
        392        ARVINMERITOR, INC                                       6,562
     17,284        A T & T CORP-LIBERTY MEDIA GROUP (CLASS A)            302,297
        584        AUTOLIV, INC                                           10,091
         65      * AVADO BRANDS, INC                                          31
        150      * AZTAR CORP                                              1,815
        190      * BALLY TOTAL FITNESS HOLDING CORP                        5,625
        148        BANDAG, INC                                             4,040
         64        BARNES GROUP, INC                                       1,580
         10      * BEBE STORES, INC                                          291
      1,873      * BED BATH & BEYOND, INC                                 56,190
        535        BELO CORP SERIES A                                     10,079
         17      * BHC COMMUNICATIONS, INC (CLASS A)                       2,362
        715      * BIG LOTS, INC                                           9,781
        200        BLOCKBUSTER, INC (CLASS A)                              3,650
        245        BOB EVANS FARMS, INC                                    4,410
        220      * BOCA RESORTS, INC (CLASS A)                             3,240
        194        BORGWARNER, INC                                         9,626
        139        BOWNE & CO, INC                                         1,598
        136      * BOYD GAMING CORP                                          782
        402      * BOYDS COLLECTION LTD                                    4,992
        619      * BRINKER INTERNATIONAL, INC                             16,001
         69        BROWN SHOE CO, INC                                      1,245
        546        BRUNSWICK CORP                                         13,120
        100      * BUCA, INC                                               2,175
        100      * BUCKLE, INC                                             1,890
         68        BURLINGTON COAT FACTORY WAREHOUSE CORP                  1,360
         34        BUSH INDUSTRIES, INC (CLASS A)                            447
        606      * CABLEVISION SYSTEMS CORP (CLASS A)                     35,451
        282      * CABLEVISION SYSTEMS CORP
                    (RAINBOW MEDIA GROUP)                                  7,275
         99      * CALIFORNIA PIZZA KITCHEN, INC                           2,301
        486        CALLAWAY GOLF CO                                        7,678
         35     b* CARMIKE CINEMAS, INC (CLASS A)                             19
        241      * CATALINA MARKETING CORP                                 7,352
         57        CATO CORP (CLASS A)                                     1,112
        421        CBRL GROUP, INC                                         7,135
        202      * CEC ENTERTAINMENT, INC                                  9,968
        137      * CHAMPIONSHIP AUTO RACING TEAMS, INC                     2,192
        138      * CHARLOTTE RUSSE HOLDING, INC                            3,698
        471      * CHARMING SHOPPES, INC                                   2,826
        700      * CHARTER COMMUNICATIONS (CLASS A)                       16,345
        147      * CHICO'S FAS, INC                                        4,373
        217      * CHILDREN'S PLACE RETAIL STORES, INC                     5,815
        238      * CHOICE HOTELS INTERNATIONAL, INC                        3,570
        162      * CHRIS-CRAFT INDUSTRIES, INC                            11,566
         96      * CHRISTOPHER & BANKS CORP                                3,129
         73        CHURCHILL DOWNS, INC                                    1,830
        195        CKE RESTAURANTS, INC                                      643
        256        CLAIRE'S STORES, INC                                    4,956
      3,205      * CLEAR CHANNEL COMMUNICATIONS, INC                     200,953
         63        COACHMEN INDUSTRIES, INC                                  834
         10      * COLDWATER CREEK, INC                                      260
         71      * COLUMBIA SPORTSWEAR CO                                  3,620
      6,336      * COMCAST CORP (CLASS A) (SPECIAL)                      274,982
        354        COOPER TIRE & RUBBER CO                                 5,026
        338      * COPART, INC                                             9,886
      1,272      * COX COMMUNICATIONS, INC (CLASS A)                      56,349
        202      * COX RADIO, INC (CLASS A)                                5,625
        100      * CROWN MEDIA HOLDINGS, INC (CLASS A)                     1,855
         23      * CSS INDUSTRIES, INC                                       592
        168      * CUMULUS MEDIA, INC (CLASS A)                            2,281
      1,019        DANA CORP                                              23,783
        657        DANAHER CORP                                           36,792
        795        DARDEN RESTAURANTS, INC                                22,180
         44      * DAVE & BUSTER'S, INC                                      370
      3,812        DELPHI AUTOMOTIVE SYSTEMS CORP                         60,725
         63      * DEPARTMENT 56, INC                                        481
        489        DILLARD'S, INC (CLASS A)                                7,467
        133      * DIRECT FOCUS, INC                                       6,317
     14,003        DISNEY (WALT) CO                                      404,546
      1,681        DOLLAR GENERAL CORP                                    32,779

        191      * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC                    4,584
        687      * DOLLAR TREE STORES, INC                                19,126
        252        DONALDSON CO, INC                                       7,849
         50      * DONNA KARAN INTERNATIONAL, INC                            529
        724        DONNELLEY (R.R.) & SONS CO                             21,502
         51        DOVER DOWNS ENTERTAINMENT, INC                            785
        313        DOW JONES & CO, INC                                    18,689
         59      * DRESS BARN, INC                                         1,342
         58      * DURA AUTOMOTIVE SYSTEMS, INC                              928
         63     b* E4L, INC                                                    0
      1,950        EASTMAN KODAK CO                                       91,026
         62      * ELIZABETH ARDEN, INC                                    1,513
        172      * EMMIS COMMUNICATIONS CORP (CLASS A)                     5,289
         51      * ENESCO GROUP, INC                                         308
        189      * ENTERCOM COMMUNICATIONS CORP                           10,132
        258      * ENTRAVISION COMMUNICATIONS CORP                         3,173
        140        EQUITY INNS, INC                                        1,372
         72        EXIDE CORP                                                828
        469      * EXTENDED STAY AMERICA, INC                              7,035
        135        FACTSET RESEARCH SYSTEMS, INC                           4,819
        992        FAMILY DOLLAR STORES, INC                              25,424
        113        FEDDERS CORP                                              587
        278        FEDERAL-MOGUL CORP                                        469
      1,230      * FEDERATED DEPARTMENT STORES, INC                       52,275
        209        FELCOR LODGING TRUST, INC                               4,890
         27        FISHER COMMUNICATIONS, INC                              1,968
         28        FLORIDA EAST COAST INDUSTRIES, INC (CLASS B)              988
        133      * FOOTSTAR, INC                                           4,575
     12,221        FORD MOTOR CO (NEW)                                   300,025
        110        FOREST CITY ENTERPRISES, INC (CLASS A)                  6,050
        153      * FOSSIL, INC                                             3,174
        807      * FOX ENTERTAINMENT GROUP, INC (CLASS A)                 22,515
        125        FRED'S, INC                                             3,218
        136        G & K SERVICES, INC (CLASS A)                           3,658
      1,816        GANNETT CO, INC                                       119,674
      4,023        GAP, INC                                              116,667
         68      * GAYLORD ENTERTAINMENT CO                                1,958
         21     b* GC COS, INC                                                10
      1,272      * GEMSTAR-TV GUIDE INTERNATIONAL, INC                    55,968
        126        GENCORP, INC                                            1,612
      3,659        GENERAL MOTORS CORP                                   235,456
        146      * GENESCO, INC                                            4,905


                                               See notes to financial statements
46  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                             VALUE
      ------                                                            ------
 CONSUMER CYCLICAL--(CONTINUED)
        476      * GENTEX CORP                                          $ 13,266
      1,170        GENUINE PARTS CO                                       36,855
         19      * GLOBAL SPORTS, INC                                        152
        928        GOODYEAR TIRE & RUBBER CO                              25,984
         71      * GOODY'S FAMILY CLOTHING, INC                              284
        182        GRACO, INC                                              6,006
         48        GRAY COMMUNICATIONS SYSTEMS, INC                          913
          4        GREY GLOBAL GROUP, INC                                  2,660
         59      * GROUP 1 AUTOMOTIVE, INC                                 1,746
         28      * GUESS?, INC                                               187
         60      * GUILFORD MILLS, INC                                       124
        183      * GUITAR CENTER, INC                                      3,866
         80      * GYMBOREE CORP                                             680
        205      * HANDLEMAN CO                                            3,433
        294        HARCOURT GENERAL, INC                                  17,107
      2,017        HARLEY-DAVIDSON, INC                                   94,960
        222        HARMAN INTERNATIONAL INDUSTRIES, INC                    8,455
        784      * HARRAH'S ENTERTAINMENT, INC                            27,675
        269        HARTE-HANKS, INC                                        6,660
         68        HAVERTY FURNITURE COS, INC                              1,016
        167      * HAYES LEMMERZ INTERNATIONAL, INC                        1,068
         81      * HEARST-ARGYLE TELEVISION, INC                           1,620
      2,142        HILTON HOTELS CORP                                     24,847
        614      * HISPANIC BROADCASTING CORP                             17,615
        227        HOLLINGER INTERNATIONAL, INC                            3,121
        119      * HOLLYWOOD ENTERTAINMENT CORP                            1,006
        100      * HOT TOPIC, INC                                          3,110
        203        HOUGHTON MIFFLIN CO                                    12,165
         12      * HUNGRY MINDS, INC                                          81
         76      * IHOP CORP (NEW)                                         2,040
        117      * INFORMATION HOLDINGS, INC                               3,779
        300      * INSIGHT COMMUNICATIONS CO, INC                          7,500
        288        INTERACTIVE DATA CORP                                   2,592
         85        INTERMET CORP                                             480
        498      * INTERNATIONAL GAME TECHNOLOGY                          31,249
        201        INTERNATIONAL SPEEDWAY CORP (CLASS A )                  8,442
      2,185        INTERPUBLIC GROUP OF COS, INC                          64,129
        207      * INTERTAN, INC                                           2,898
        518        INTIMATE BRANDS, INC                                    7,806
        100      * INTRANET SOLUTIONS, INC                                 3,805
        100      * ISLE OF CAPRI CASINOS, INC                                940
        355      * JACK IN THE BOX, INC                                    9,265
         57      * JAKKS PACIFIC, INC                                      1,065
         61      * JO-ANN STORES, INC (CLASS A)                              247
        621        JOHNSON CONTROLS, INC                                  45,003
        642      * JONES APPAREL GROUP, INC                               27,734
        179      * JOURNAL REGISTER CO                                     2,881
      3,164      * KMART CORP                                             36,291
        204        KELLWOOD CO                                             4,712
        150      * KEY3MEDIA GROUP, INC                                    1,741
         58      * KEYSTONE AUTOMOTIVE INDUSTRIES, INC                       693
        220        KIMBALL INTERNATIONAL, INC (CLASS B)                    3,982
        192        KIRBY CORP                                              4,732
        416        KNIGHT RIDDER, INC                                     24,668
      1,900      * KOHLS CORP                                            119,187
        273      * KRISPY KREME DOUGHNUTS, INC                            10,920
         43      * KROLL-O'GARA CO                                           406
         24        K-SWISS, INC (CLASS A)                                    579
        399      * LAMAR ADVERTISING CO (CLASS A)                         17,556
         97        LANDRY'S RESTAURANTS, INC                               1,649
        150      * LANDS' END, INC                                         6,022
         82        LASALLE HOTEL PROPERTIES                                1,461
         36      * LAUNCH MEDIA, INC                                          32
        320        LA-Z-BOY, INC                                           5,920
        518      * LEAR CORP                                              18,078
        266        LEE ENTERPRISES, INC                                    8,778
      1,239        LEGGETT & PLATT, INC                                   27,295
        101        LIBBEY, INC                                             4,010
         72      * LIBERTY DIGITAL, INC (CLASS A)                            438
        100      * LIFEMINDERS, INC                                          158
      2,218        LIMITED, INC                                           36,641
        349      * LINENS `N THINGS, INC                                   9,534
        323        LIZ CLAIBORNE, INC                                     16,295
        100      * LODGENET ENTERTAINMENT CORP                             1,750
         90      * LODGIAN, INC                                               58
        225        LONE STAR STEAKHOUSE & SALOON, INC                      2,922
        184      * LUBY'S, INC                                             1,801
        367      * MANDALAY RESORT GROUP                                  10,055
         85        MARCUS CORP                                             1,185
         30        MARINE PRODUCTS CORP                                      127
      1,280        MARRIOTT INTERNATIONAL, INC (CLASS A)                  60,595
        100      * MARTHA STEWART LIVING OMNIMEDIA, INC
                    (CLASS A)                                              2,310
      2,110        MAY DEPARTMENT STORES CO                               72,288
        518        MAYTAG CORP                                            15,156
        153        MCCLATCHY CO (CLASS A)                                  5,982
      8,629        MCDONALD'S CORP                                       233,500
      1,313        MCGRAW-HILL COS, INC                                   86,854
         84        MEDIA GENERAL, INC (CLASS A)                            3,864
        100      * MEDIACOM COMMUNICATIONS CORP                            1,400

        196      * MEN'S WEARHOUSE, INC                                    5,409
        239        MEREDITH CORP                                           8,558
         79      * METRO ONE TELECOMMUNICATIONS, INC                       5,124
        179      * METRO-GOLDWYN-MAYER, INC                                4,054
        386      * MGM MIRAGE                                             11,564
        205      * MICHAELS STORES, INC                                    8,405
         62      * MICROS SYSTEMS, INC                                     1,364
         61        MIDAS, INC                                                768
        211      * MIDWAY GAMES, INC                                       3,903
         84        MODINE MANUFACTURING CO                                 2,316
        368      * MOHAWK INDUSTRIES, INC                                 12,953
         65      * MONACO COACH CORP                                       2,158
        202      * MSC INDUSTRIAL DIRECT CO (CLASS A)                      3,514
         63        MYERS INDUSTRIES, INC                                     951
        147        NATIONAL GOLF PROPERTIES, INC                           4,005
         28        NATIONAL PRESTO INDUSTRIES, INC                           831
        217      * NAUTICA ENTERPRISES, INC                                4,433
        366      * NEIMAN MARCUS GROUP, INC (CLASS A)                     11,346
      1,042        NEW YORK TIMES CO (CLASS A)                            43,764
        521        NIKE, INC (CLASS B)                                    21,876
        703        NORDSTROM, INC                                         13,040
         37      * NPC INTERNATIONAL, INC                                    399
         53      * O'CHARLEYS, INC                                         1,027
      1,244        OMNICOM GROUP, INC                                    106,984
         37      * ON COMMAND CORP                                           166
        228      * O'REILLY AUTOMOTIVE, INC                                6,543
        133        OSHKOSH B'GOSH, INC (CLASS A)                           4,422
        112        OSHKOSH TRUCK CORP                                      4,956
        557      * OUTBACK STEAKHOUSE, INC                                16,041
         24        OXFORD INDUSTRIES, INC                                    528
         23      * P.F. CHANG'S CHINA BISTRO, INC                            871
        204      * PACIFIC SUNWEAR CALIFORNIA, INC                         4,575
         63      * PANERA BREAD CO (CLASS A)                               1,988
         85      * PAPA JOHN'S INTERNATIONAL, INC                          2,154
      1,688      * PARK PLACE ENTERTAINMENT CORP                          20,424
        126      * PARKERVISION, INC                                       3,294
        147      * PAYLESS SHOESOURCE, INC                                 9,510
        100      * PENN NATIONAL GAMING, INC                               2,540
      1,772        PENNEY, (J.C.) CO, INC                                 46,709
         80        PENTON MEDIA, INC                                       1,400
        244      * PERFORMANCE FOOD GROUP CO                               6,722


                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  47
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                          ---------
 CONSUMER CYCLICAL--(CONTINUED)
         85        PHILLIPS-VAN HEUSEN CORP                           $    1,224
        564        PIER 1 IMPORTS, INC                                     6,486
         34     b* PILLOWTEX CORP                                              4
         88      * PINNACLE ENTERTAINMENT, INC                               646
        346      * PINNACLE SYSTEMS, INC                                   2,093
        145      * PIXAR, INC                                              5,916
         65      * PLATO LEARNING, INC                                     2,011
         75      * PLAYBOY ENTERPRISES, INC (CLASS B)                      1,173
        156        POLARIS INDUSTRIES, INC                                 7,144
        268      * POLAROID CORP                                             696
        310      * POLO RALPH LAUREN CORP                                  7,998
        178      * POLYMER GROUP, INC                                        402
        203      * PRESSTEK, INC                                           2,436
        284      * PRIME HOSPITALITY CORP                                  3,365
      1,416      * PRIMEDIA, INC                                           9,614
        127        PULITZER, INC                                           6,705
         81      * QUIKSILVER, INC                                         2,025
         44      * RACING CHAMPIONS CORP                                     228
        332      * RADIO ONE, INC (CLASS A)                                7,636
         64      * RADIO ONE, INC (CLASS D)                                1,411
        143      * RARE HOSPITALITY INTernational, INC                     3,231
        743        READER'S DIGEST ASSOCIATION, INC
                    (CLASS A) (NON-VOTE)                                  21,361
        274      * REEBOK INTERNATIONAL LTD                                8,754
        100      * REGENT COMMUNICATIONS, INC                              1,199
        212        REGIS CORP                                              4,449
         90      * RENT-A-CENTER, INC                                      4,734
         27        RIVIANA FOODS, INC                                        490
        533        ROSS STORES, INC                                       12,765
        427        RUBY TUESDAY, INC                                       7,301
        204        RUSSELL CORP                                            3,465
        236      * RYAN'S FAMILY STEAK HOUSES, INC                         2,891
         29      * SAGA COMMUNICATIONS, INC (CLASS A)                        688
        806      * SAKS, INC                                               7,737
        100      * SALEM COMMUNICATIONS CORP                               2,188
         34      * SALTON, INC                                               605
         34        SCHAWK, INC (CLASS A)                                     346
        204      * SCHOLASTIC CORP                                         9,180
        169      * SCOTTS CO (CLASS A)                                     7,005
         57      * SCP POOL CORP                                           1,963
        199        SCRIPPS (E.W.) CO (CLASS A)                            13,731
      1,985        SEARS, ROEBUCK & CO                                    83,985
         68      * SELECT COMFORT CORP                                       108
         32      * SHOE CARNIVAL, INC                                        384
        214      * SHOPKO STORES, INC                                      1,557
        111      * SHUFFLE MASTER, INC                                     2,331
        194      * SINCLAIR BROADCAST GROUP, INC (CLASS A )                1,998
        261      * SIRIUS SATELLITE RADIO, INC                             2,951
        574      * SIX FLAGS, INC                                         12,076
         79        SMITH (A.O.) CORP                                       1,414
        420        SNAP-ON, INC                                           10,147
        100      * SONIC AUTOMOTIVE, INC                                   1,910
        103      * SONIC CORP                                              3,268
        134      * SOTHEBY'S HOLDINGS, INC (CLASS A)                       2,161
        100      * SPANISH BROADCASTING SYSTEM, INC (CLASS A)                821
        251      * SPEEDWAY MOTORSPORTS, INC                               6,327
         61        SPIEGEL, INC (CLASS A)                                    589
        140        SPRING INDUSTRIES, INC (CLASS A)                        6,174
        199      * SPX CORP                                               24,910
         30        STANDARD MOTOR PRODUCTS, INC                              399
      2,476      * STARBUCKS CORP                                         56,948
        235      * STATION CASINOS, INC                                    3,760
        528        STEELCASE, INC (CLASS A)                                6,309
        206      * STEIN MART, INC                                         2,130
         46      * STONERIDGE, INC                                           494
        273        STRIDE RITE CORP                                        2,320
         73        STURM, RUGER & CO, INC                                    715
        348     b* SUNBEAM CORP                                               21
        174        SUPERIOR INDUSTRIES INTERNATIONAL, INC                  6,664
        200      * SYLVAN LEARNING SYSTEMS, INC                            4,860
      4,492        SYSCO CORP                                            121,957
        135      * SYSTEMAX, INC                                             328
        186        TALBOTS, INC                                            8,137
         20        TANGER FACTORY OUTLET CENTERS, INC                        460
      6,001        TARGET CORP                                           207,634
         20      * TARRANT APPAREL GROUP                                     127
        245      * THE CHEESECAKE FACTORY, INC                             6,933
         90      * THE STEAK N SHAKE CO                                      832
         26        THOR INDUSTRIES, INC                                      857
        267      * THQ, INC                                               13,149
        946        TIFFANY & CO                                           34,264
        138      * TIMBERLAND CO (CLASS A)                                 5,452
      1,868        TJX COS, INC                                           59,533
        187      * TOO, INC                                                5,123
        264      * TOPPS CO, INC                                           3,086
        151      * TOWER AUTOMOTIVE, INC                                   1,547
         47      * TRACK DATA CORP                                            68
         21      * TRENDWEST RESORTS, INC                                    491
      1,314        TRIBUNE CO                                             52,573
        981      * TRICON GLOBAL RESTAURANTS, INC                         43,065
         17      * TROPICAL SPORTSWEAR INTERNATIONAL CORP                    353

        680        TRW, INC                                               27,880
        707      * U.S.A. NETWORKS, INC                                   19,930
        323      * UNIFI, INC                                              2,745
         50      * UNITED RETAIL GROUP, INC                                  380
         15      * UNITED TELEVISION, INC                                  1,890
        100      * UNIVERSAL ELECTRONICS, INC                              1,800
      1,094      * UNIVISION COMMUNICATIONS, INC (CLASS A)                46,801
        660        V.F. CORP                                              24,010
         84      * VAIL RESORTS, INC                                       1,570
        312      * VALASSIS COMMUNICATIONS, INC                           11,169
         54      * VALUE CITY DEPARTMENT STORES, INC                         621
        100      * VANS, INC                                               2,350
        121      * VASTERA, INC                                            1,718
        918      * VENATOR GROUP, INC                                     14,045
      8,960      * VIACOM, INC (CLASS B)                                 463,680
        825        VISTEON CORP                                           15,163
         81        WABASH NATIONAL CORP                                      980
     18,586        WAL-MART STORES, INC                                  906,996
        209     b* WARNACO GROUP, INC (CLASS A)                               11
         23        WASHINGTON POST CO (CLASS B)                           13,202
        594        WENDY'S INTERNATIONAL, INC                             15,170
         30      * WEST MARINE, INC                                          225
        140        WESTPOINT STEVENS, INC                                    193
        458      * WESTWOOD ONE, INC                                      16,877
         41      * WET SEAL, INC (CLASS A)                                 1,419
        380        WHIRLPOOL CORP                                         23,750
        276        WILEY (JOHN) & SONS, INC (CLASS A)                      6,527
        364      * WILLIAMS-SONOMA, INC                                   14,130
        100      * WILSONS THE LEATHER EXPERTS, INC                        1,855
         54        WINNEBAGO INDUSTRIES, INC                               1,660
         86      * WMS INDUSTRIES, INC                                     2,766
        255        WOLVERINE WORLD WIDE, INC                               4,556
        100      * WORLD WRESTLING FEDERATION
                    ENTERTAINMENT, INC                                     1,380
        141      * WORLDGATE COMMUNICATIONS, INC                             719
        100      * XM SATELLITE RADIO HOLDINGS, INC (CLASS A)              1,620

                                               See notes to financial statements
48   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           ------
CONSUMER CYCLICAL--(CONTINUED)
         85      * YOUNG BROADCASTING, INC (CLASS A)                $      2,854
         48      * YOUTHSTREAM MEDIA NETWORKS, INC                            76
        233      * ZALE CORP                                               7,852
         82      * ZOMAX, INC                                                730
                                                                    ------------
                TOTAL CONSUMER CYCLICAL                               9,074,312
                                                                    ------------
CONSUMER NON-CYCLICAL--8.23%
        187      * 7-ELEVEN, INC                                           2,103
        229        ALBERTO CULVER CO (CLASS B)                             9,627
      2,703        ALBERTSON'S, INC                                       81,062
      1,267      * AMAZON.COM, INC                                        17,928
        169      * AMERICAN ITALIAN PASTA CO (CLASS A)                     7,841
      5,987        ANHEUSER-BUSCH COS, INC                               246,664
        185      * APPLICA, INC                                            1,472
      3,706        ARCHER DANIELS MIDLAND CO                              48,178
         66      * AURORA FOODS, INC                                         361
         32      * AUTOBYTEL.COM, INC                                         45
         25      * AUTOWEB.COM, INC                                           11
        566      * AUTOZONE, INC                                          21,225
      1,499        AVON PRODUCTS, INC                                     69,373
        303      * BARNES & NOBLE, INC                                    11,923
        120      * BARNESANDNOBLE.COM, INC                                   195
      1,169      * BEST BUY CO, INC                                       74,254
         90      * BEYOND.COM CORP                                            19
        486      * BJ'S WHOLESALE CLUB, INC                               25,884
        231        BLYTH, INC                                              5,939
        494      * BORDERS GROUP, INC                                     11,065
        248        BROWN-FORMAN, CORP (CLASS B)                           15,857
        232      * CADIZ, INC                                              2,136
      1,466        CAMPBELL SOUP CO                                       37,749
         81        CARTER-WALLACE, INC                                     1,567
        299        CASEY'S GENERAL STORES, INC                             3,887
        284      * CDW COMPUTER CENTERS, INC                              11,277
         17      * CHEAP TICKETS, INC                                        256
        246        CHURCH & DWIGHT CO, INC                                 6,260
        171      * CIRCUIT CITY STORES, INC (CARMAX GROUP)                 2,729
      1,364        CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP)          24,552
      1,152        CLOROX CO                                              38,995
        290      * COACH, INC                                             11,034
     13,511        COCA-COLA CO                                          607,995
      1,368        COCA-COLA ENTERPRISES, INC                             22,366
      3,742        COLGATE-PALMOLIVE CO                                  220,740
      3,593        CONAGRA FOODS, INC                                     71,177
        322      * CONSTELLATION BRANDS, INC (CLASS A)                    13,202
        153        COORS (ADOLPH) CO (CLASS B)                             7,677
        240        CORN PRODUCTS INTERNATIONAL, INC                        7,680
        141      * COST PLUS, INC                                          4,230
      3,002      * COSTCO WHOLESALE CORP                                 123,322
      2,624        CVS CORP                                              101,286
         55      * CYBERIAN OUTPOST, INC                                      32
        247        DEAN FOODS CO                                           9,929
         13        DEB SHOPS, INC                                            244
        167      * DEL MONTE FOODS CO                                      1,399
        245        DELTA & PINE LAND CO                                    4,814
        557        DIAL CORP                                               7,937
        277        DIMON, INC                                              2,770
        276        DOLE FOOD CO                                            5,257
         52        DREYER'S GRAND ICE CREAM, INC                           1,450
         65      * DUANE READE, INC                                        2,112
        260        EARTHGRAINS CO                                          6,760
         83      * EGGHEAD.COM, INC                                           48
         21      * ELECTRONICS BOUTIQUE HOLDINGS CORP                        666
        606      * ENERGIZER HOLDINGS, INC                                13,907
        208        ETHAN ALLEN INTERIORS, INC                              6,760
        137     b* ETOYS, INC                                                  1
        147      * FACTORY 2-U STORES, INC                                 4,314
        205        FASTENAL CO                                            12,705
        300        FLEMING COS, INC                                       10,710
         95      * FLOWERS FOODS, INC                                      2,978
        335      * FURNITURE BRANDS INTERNATIONAL, INC                     9,380
      2,011        GENERAL MILLS, INC                                     88,041
      7,101        GILLETTE CO                                           205,857
        113     b* GRAND UNION CO                                              0
         65      * GREAT ATLANTIC & PACIFIC TEA CO, INC                      962
        294      * HAIN CELESTIAL GROUP, INC                               6,468
        949        HASBRO, INC                                            13,713
        228     b* HEILIG-MEYERS CO                                            2
      2,403        HEINZ (H.J.) CO                                        98,258
         50        HERBALIFE INTERNATIONAL, INC (CLASS B)                    437
        660        HERSHEY FOODS CORP                                     40,728
         83      * HINES HORTICULTURE, INC                                   325
     15,563        HOME DEPOT, INC                                       724,457
        503        HORMEL FOODS CORP                                      12,243
        188        HUGHES SUPPLY, INC                                      4,446
        576        IBP, INC                                               14,544
        119     b* IMPERIAL SUGAR CO                                           9
         36        INGLES MARKETS, INC (CLASS A)                             442
        215      * INSIGHT ENTERPRISES, INC                                5,267
        255        INTERFACE, INC (CLASS A)                                1,912

         64      * INTERNATIONAL MULTIFOODS CORP                           1,328
        152        INTERSTATE BAKERIES CORP                                2,432
        577        INTERNATIONAL FLAVORS & FRAGRANCES, INC                14,500
         23      * J & J SNACK FOODS CORP                                    509
      1,605        KELLOGG CO                                             46,545
      5,417      * KROGER CO                                             135,425
        229        LANCASTER COLONY CORP                                   7,552
        191        LANCE, INC                                              2,578
        685        LAUDER (ESTEE) CO (CLASS A)                            29,523
        217        LONGS DRUG STORES CORP                                  4,676
      2,506        LOWE'S COS, INC                                       181,810
         30      * MARVEL ENTERPRISES, INC                                    91
      2,882      * MATTEL, INC                                            54,527
        561        MCCORMICK & CO, INC (NON-VOTE)                         23,573
        498        MILLER (HERMAN), INC                                   12,051
         34        MOVADO GROUP, INC                                         686
         71        NASH FINCH CO                                           1,675
         32      * NATIONAL R.V. HOLDINGS, INC                               480
         52        NATURE'S SUNSHINE PRODUCTS, INC                           615
        323      * NBTY, INC                                               4,018
      1,692        NEWELL RUBBERMAID, INC                                 42,469
        172        NU SKIN ENTERPRISES, INC (CLASS A)                      1,462
      1,939      * OFFICE DEPOT, INC                                      20,126
        727      * OFFICEMAX, INC                                          2,682
         52        ONEIDA LTD                                              1,057
        200      * PATHMARK STORES, INC                                    4,920
         21      * PC CONNECTION, INC                                        336
         19      * PC MALL, INC                                               31
        274        PEP BOYS MANNY, MOE & JACK CO                           3,077
        576        PEPSI BOTTLING GROUP, INC                              23,097
        560        PEPSIAMERICAS, INC                                      7,448
      9,789        PEPSICO, INC                                          432,673
        432      * PERRIGO CO                                              7,210
        820      * PETSMART, INC                                           5,781
     14,670        PHILIP MORRIS COS, INC                                744,502
         61        PILGRIM'S PRIDE CORP (CLASS B)                            765
        108      * PLAYTEX PRODUCTS, INC                                   1,155
        515      * PRICELINE.COM, INC                                      4,660
      8,679        PROCTER & GAMBLE CO                                   553,720
        933        QUAKER OATS CO                                         85,136
      1,328        RADIOSHACK CORP                                        40,504
        208      * RALCORP HOLDINGS, INC                                   3,897
      1,800        RALSTON PURINA CO                                      54,036


                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  49
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           ------
 CONSUMER NON-CYCLICAL--(CONTINUED)
         51      * RESTORATION HARDWARE, INC                          $      276
         75      * REVLON, INC (CLASS A)                                     543
      1,986      * RITE AID CORP                                          17,874
        713        RJ REYNOLDS TOBACCO HOLDINGS, INC                      38,929
         32      * ROBERT MONDAVI CORP (CLASS A)                           1,297
        214        RUDDICK CORP                                            3,627
        139        RUSS BERRIE & CO, INC                                   4,086
      3,199      * SAFEWAY, INC                                          153,552
         22        SANDERSON FARMS, INC                                      278
      5,522        SARA LEE CORP                                         104,586
         56        SCHWEITZER-MAUDUIT INTERNATIONAL, INC                   1,321
        277        SENSIENT TECHNOLOGIES CORP                              5,684
         99      * SHOP AT HOME, INC                                         295
        100      * SKECHERS USA, INC (CLASS A)                             2,923
         69        SLI, INC                                                  569
         28      * SMART & FINAL, INC                                        308
        471      * SMITHFIELD FOODS, INC                                  18,981
         97        SMUCKER (J.M) CO                                        2,522
        129      * SPARTAN STORES, INC                                     2,071
        200      * STAMPS.COM, INC                                           750
      3,069      * STAPLES, INC                                           49,073
         33      * STEINWAY MUSICAL INSTRUMENTS, INC                         582
         22        STEPAN CO                                                 576
        193      * SUIZA FOODS CORP                                       10,248
        751        SUPERVALU, INC                                         13,180
         60        THOMAS INDUSTRIES, INC                                  1,770
         85      * TICKETMASTER (CLASS B)                                  1,258
        141        TOOTSIE ROLL INDUSTRIES, INC                            5,434
      1,304      * TOYS "R" US, INC                                       32,274
         25      * TRACTOR SUPPLY CO                                         399
        122      * TRANS WORLD ENTERTAINMENT CORP                          1,160
         61      * TRIARC COS, INC                                         1,598
         29      * TUESDAY MORNING CORP                                      384
        367        TUPPERWARE CORP                                         8,598
        140      * TWEETER HOME ENTERTAINMENT GROUP, INC                   4,942
        772        TYSON FOODS, INC (CLASS A)                              7,110
         81      * UNITED AUTO GROUP, INC                                  1,417
        133      * UNITED NATURAL FOODS, INC                               2,786
        217        UNIVERSAL CORP                                          8,606
      1,144        UST, INC                                               33,015
         38     b* VALUE AMERICA, INC                                          0
        234      * VALUEVISION INTERNATIONAL, INC (CLASS A)                5,089
        148        VECTOR GROUP LTD                                        4,728
        107     b* VLASIC FOODS INTERNATIONAL, INC                             1
      6,789        WALGREEN CO                                           231,844
        114        WEIS MARKETS, INC                                       4,019
        356      * WHOLE FOODS MARKET, INC                                 9,647
         63      * WILD OATS MARKETS, INC                                    655
        537        WINN-DIXIE STORES, INC                                 14,031
      1,043        WRIGLEY (WM) JR CO                                     48,864
        100      * YANKEE CANDLE CO, INC                                   1,899
                                                                   -------------
                   TOTAL CONSUMER NON-CYCLICAL                         6,724,424
                                                                   -------------
ENERGY--5.28%
        461        AMERADA HESS CORP                                      37,248
      1,697        ANADARKO PETROLEUM CORP                                91,688
        836        APACHE CORP                                            42,427
        572        ASHLAND, INC                                           22,937
         62      * ATWOOD OCEANICS, INC                                    2,176
      2,204        BAKER HUGHES, INC                                      73,834
        192      * BARRETT RESOURCES CORP                                 11,328
         35      * BELCO OIL & GAS CORP                                      315
         68        BERRY PETROLEUM CO (CLASS A)                              986
      1,080      * BJ SERVICES CO                                         30,650
        222      * BROWN (TOM), INC                                        5,328
      1,419        BURLINGTON RESOURCES, INC                              56,689
        186        CABOT OIL & GAS CORP (CLASS A)                          4,538
        244      * CAL DIVE INTERNATIONAL, INC                             6,002
        100      * CALLON PETROLEUM CORP                                   1,185
        423      * CAPSTONE TURBINE CORP                                   9,513
         18        CARBO CERAMICS, INC                                       666
        889      * CHESAPEAKE ENERGY CORP                                  6,045
      4,286        CHEVRON CORP                                          387,883
        100      * COMSTOCK RESOURCES, INC                                 1,025
      4,219        CONOCO, INC (CLASS B)                                 121,929
        377      * COOPER CAMERON CORP                                    21,036
        100      * DENBURY RESOURCES, INC                                    940
        796        DEVON ENERGY CORP (NEW)                                41,790
        377        DIAMOND OFFSHORE DRILLING, INC                         12,459
        135      * DRIL-QUIP, INC                                          2,906
        160      * EEX CORP                                                  432
        146      * ENERGY PARTNERS LTD                                     1,957
        917        ENSCO INTERNATIONAL, INC                               21,457
        706        EOG RESOURCES, INC                                     25,098
        110      * EVERGREEN RESOURCES, INC                                4,180
     23,082        EXXON MOBIL CORP                                    2,016,213
        191      * FOREST OIL CORP                                         5,348
        109     b* FRIEDE GOLDMAN HALTER, INC                                 47
        200        FRONTIER OIL CORP                                       2,650

         29        GETTY REALTY CORP                                         555
        429      * GLOBAL INDUSTRIES LTD                                   5,349
      1,002      * GLOBAL MARINE, INC                                     18,667
        707      * GRANT PRIDECO, INC                                     12,365
      1,122      * GREY WOLF, INC                                          4,488
        100      * GULF ISLAND FABRICATION, INC                            1,440
      2,863        HALLIBURTON CO                                        101,921
        468      * HANOVER COMPRESSOR CO                                  15,486
         50      * HARKEN ENERGY CORP                                        122
        337        HELMERICH & PAYNE, INC                                 10,386
        100      * HORIZON OFFSHORE, INC                                   1,350
         65      * HOUSTON EXPLORATION CO                                  2,031
        163      * HS RESOURCES, INC                                      10,562
         85      * HYDRIL CO                                               1,935
        270      * INPUT/OUTPUT, INC                                       3,429
        626        KERR-MCGEE CORP                                        41,485
        712      * KEY ENERGY SERVICES, INC                                7,718
        100      * KEY PRODUCTION CO, INC                                  1,665
        173      * LOUIS DREYFUS NATURAL GAS CORP                          6,029
        192      * MAGNUM HUNTER RESOURCES, INC                            1,708
        415      * MARINE DRILLING COS, INC                                7,930
        167      * MAVERICK TUBE CORP                                      2,830
        148      * MCMORAN EXPLORATION CO                                  2,220
        100      * MERIDIAN RESOURCE CORP                                    717
         77        MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A)                                              3,561
        301        MURPHY OIL CORP                                        22,153
        867      * NABORS INDUSTRIES, INC                                 32,252
        465      * NATIONAL-OILWELL, INC                                  12,462
        239      * NEWFIELD EXPLORATION CO                                 7,662
        415        NOBLE AFFILIATES, INC                                  14,670
        895      * NOBLE DRILLING CORP                                    29,311
         62      * NUEVO ENERGY CO                                         1,010
      2,484        OCCIDENTAL PETROLEUM CORP                              66,049
      1,128        OCEAN ENERGY, INC (NEW)                                19,683
         79      * OCEANEERING INTERNATIONAL, INC                          1,639
        446      * PARKER DRILLING CO                                      2,899
        100        PATINA OIL & GAS CORP                                   2,650
        427      * PATTERSON-UTI ENERGY, INC                               7,630
        494        PENNZOIL-QUAKER STATE CO                                5,532
      1,438        PHILLIPS PETROLEUM CO                                  81,966
        678      * PIONEER NATURAL RESOURCES CO                           11,559
        160      * PLAINS RESOURCES, INC                                   3,840


                                               See notes to financial statements
50  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
 ENERGY--(CONTINUED)
        331        POGO PRODUCING CO                                  $    7,944
        427      * PRIDE INTERNATIONAL, INC                                8,113
        100      * PRIMA ENERGY CORP                                       2,409
         90      * PURE RESOURCES, INC                                     1,620
        317      * RANGE RESOURCES CORP                                    1,902
        105      * REMINGTON OIL & GAS CORP                                1,995
        673      * ROWAN COS, INC                                         14,873
         50        RPC, INC                                                  710
        241      * SEACOR SMIT, INC                                       11,264
         91      * SEITEL, INC                                             1,192
        337      * SMITH INTERNATIONAL, INC                               20,186
        100      * SPINNAKER EXPLORATION CO                                3,986
        284        ST. MARY LAND & EXPLORATION CO                          6,634
        142      * STONE ENERGY CORP                                       6,290
        600        SUNOCO, INC                                            21,978
        300      * SUPERIOR ENERGY SERVICES, INC                           2,370
        174      * SWIFT ENERGY CO                                         5,242
        222      * TESORO PETROLEUM CORP                                   2,797
      3,710        TEXACO, INC                                           247,086
        373        TIDEWATER, INC                                         14,062
      1,042        TOSCO CORP                                             45,900
         99      * TRANSMONTAIGNE, INC                                       574
        200      * TRICO MARINE SERVICES, INC                              2,128
        526        ULTRAMAR DIAMOND SHAMROCK CORP                         24,853
        200      * UNIT CORP                                               3,170
      1,613        UNOCAL CORP                                            55,083
      2,063        USX (MARATHON GROUP)                                   60,879
        337        VALERO ENERGY CORP                                     12,394
        373      * VARCO INTERNATIONAL, INC (NEW)                          6,941
        196      * VERITAS DGC, INC                                        5,439
        267        VINTAGE PETROLEUM, INC                                  4,992
        707      * WEATHERFORD INTERNATIONAL, INC                         33,936
        163      * WESTPORT RESOURCES CORP                                 3,423
        122      * W-H ENERGY SERVICES, INC                                2,318
        814        XTO ENERGY, INC                                        11,680
          5      * ZAPATA CORP                                               104
                                                                   -------------
                   TOTAL ENERGY                                        4,316,288
                                                                   -------------
 FINANCIAL SERVICES--19.11%
        328        21ST CENTURY INSURANCE GROUP                            6,100
         44      * ACCEPTANCE INSURANCE COS, INC                             231
         75        ADVANTA CORP (CLASS A)                                  1,200
        147      * AFFILIATED MANAGERS GROUP, INC                          9,040
      3,533        AFLAC, INC                                            111,254
         36        ALABAMA NATIONAL BANCORP                                1,168
         99        ALEXANDRIA REAL ESTATE EQUITIES, INC                    3,940
        249        ALFA CORP                                               7,965
         30      * ALLEGHANY CORP                                          6,090
         39        ALLIANCE BANCORP                                        1,149
        635        ALLIED CAPITAL CORP                                    14,700
        404        ALLMERICA FINANCIAL CORP                               23,230
      4,838        ALLSTATE CORP                                         212,823
        479        AMB PROPERTY CORP                                      12,339
        606        AMBAC FINANCIAL GROUP, INC                             35,269
        106        AMCORE FINANCIAL, INC                                   2,548
        167        AMERICAN CAPITAL STRATEGIES LTD                         4,686
      8,824        AMERICAN EXPRESS CO                                   342,371
        243        AMERICAN FINANCIAL GROUP, INC                           7,362
        200        AMERICAN FINANCIAL HOLDINGS, INC                        4,720
      3,329        AMERICAN GENERAL CORP                                 154,632
     13,458        AMERICAN INTERNATIONAL GROUP, INC                   1,157,388
        100        AMERICAN NATIONAL INSURANCE CO                          7,475
         50        AMERISERV FINANCIAL, INC                                  257
        541      * AMERITRADE HOLDING CORP (CLASS A)                       4,306
        200        AMERUS GROUP CO                                         7,094
         55        AMLI RESIDENTIAL PROPERTIES TRUST                       1,353
         36      * AMRESCO, INC                                               31
      2,473        AMSOUTH BANCORPORATION                                 45,725
        174      * ANC RENTAL CORP                                           522
        195        ANCHOR BANCORP WISCONSIN, INC                           3,100
         25        ANDOVER BANCORP, INC                                    1,256
        297        ANNALY MORTGAGE MANAGEMENT, INC                         4,071
        210        ANTHRACITE CAPITAL, INC                                 2,320
      1,605        AON CORP                                               56,175
        490        APARTMENT INVESTMENT & MANAGEMENT CO                   23,618
        803        ARCHSTONE COMMUNITIES TRUST                            20,701
        409        ARDEN REALTY, INC                                      10,920
         67        AREA BANCSHARES CORP                                    1,105
         63        ARGONAUT GROUP, INC                                     1,266
        565        ASSOCIATED BANC-CORP                                   20,334
        149      * ASSOCIATES FIRST CAPITAL RESIDUAL VALUE                     1
        305        ASTORIA FINANCIAL CORP                                 16,775
      1,724      * AUTONATION, INC                                        19,998
        406        AVALONBAY COMMUNITIES, INC                             18,980
        150        BALDWIN & LYONS, INC (CLASS B)                          3,150
         15        BANCFIRST CORP                                            603
         26        BANCFIRST OHIO CORP                                       588
        621        BANCORPSOUTH, INC                                      10,557
        335        BANCWEST CORP                                          11,524

     10,690        BANK OF AMERICA CORP                                  641,720
        143        BANK OF GRANITE CORP                                    3,289
      4,917        BANK OF NEW YORK CO, INC                              236,016
      7,777        BANK ONE CORP                                         278,416
        222      * BANK UNITED CORP CONTINGENT PAYMENT RTS                    73
        200        BANKATLANTIC BANCORP, INC (CLASS A)                     1,738
        944        BANKNORTH GROUP, INC                                   21,381
        336        BAY VIEW CAPITAL CORP                                   2,513
      2,875        BB&T CORP                                             105,512
        594        BEAR STEARNS COS, INC                                  35,028
         57      * BEAZER HOMES USA, INC                                   3,618
         77        BEDFORD PROPERTY INVESTORS, INC                         1,613
        264        BERKLEY (W.R.) CORP                                    10,934
        100      * BLACKROCK, INC                                          3,429
         78      * BOK FINANCIAL CORP                                      2,098
         78        BOSTON PRIVATE FINANCIAL HOLDINGS, INC                  1,747
        472        BOSTON PROPERTIES, INC                                 19,304
         64        BOYKIN LODGING CO                                         825
        173        BRANDYWINE REALTY TRUST                                 3,883
        268        BRE PROPERTIES, INC (CLASS A)                           8,120
         50        BROOKLINE BANCORP, INC                                    702
        134        BROWN & BROWN, INC                                      5,626
        131        BSB BANCORP, INC                                        3,019
        121        BURNHAM PACIFIC PROPERTIES, INC                           592
        313        CAMDEN PROPERTY TRUST                                  11,487
         81        CAPITAL AUTOMOTIVE REIT                                 1,458
         21        CAPITAL CITY BANK GROUP, INC                              522
      1,415        CAPITAL ONE FINANCIAL CORP                             84,900
        344        CAPITOL FEDERAL FINANCIAL                               6,649
        100        CAPSTEAD MORTGAGE CORP                                  1,780
        452        CARRAMERICA REALTY CORP                                13,786
         96        CASH AMERICA INTERNATIONAL, INC                           816
        703      * CATELLUS DEVELOPMENT CORP                              12,267
         34        CATHAY BANCORP, INC                                     1,859
         78      * CB RICHARD ELLIS SERVICES, INC                          1,224
        149        CBL & ASSOCIATES PROPERTIES, INC                        4,572
         57        CCBT FINANCIAL COMPANIES, INC                           1,709
         82      * CCC INFORMATION SERVICES GROUP, INC                       487
         84      * CENTENNIAL BANCORP                                        693
         90        CENTER TRUST, INC                                         417
        137        CENTERPOINT PROPERTIES CORP                             6,877
        252        CHARLES E. SMITH RESIDENTIAL REALTY, INC               12,637
        177        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO                2,823

                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  51
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
 FINANCIAL SERVICES--(CONTINUED)
      1,395        CHARTER ONE FINANCIAL, INC                        $    44,500
        135        CHATEAU COMMUNITIES, INC                                4,239
        159        CHELSEA PROPERTY GROUP, INC                             7,457
        142        CHEMICAL FINANCIAL CORP                                 4,189
        206        CHITTENDEN CORP                                         6,931
        445      * CHOICEPOINT, INC                                       18,712
      1,163        CHUBB CORP                                             90,051
        902        CINCINNATI FINANCIAL CORP                              35,629
     33,646        CITIGROUP, INC                                      1,777,855
        353        CITIZENS BANKING CORP (MICHIGAN)                       10,325
        100        CITY BANK LYNNWOOD (WASHINGTON)                         2,700
         63        CITY HOLDING CO                                           822
        246        CITY NATIONAL CORP                                     10,895
        165      * CNA FINANCIAL CORP                                      6,509
         62        CNA SURETY CORP                                           868
        466        COLONIAL BANCGROUP, INC                                 6,701
         98        COLONIAL PROPERTIES TRUST                               3,018
        634        COMDISCO, INC                                             843
      1,199        COMERICA, INC                                          69,061
        187        COMMERCE BANCORP, INC                                  13,108
        552        COMMERCE BANCSHARES, INC                               20,368
        166        COMMERCE GROUP, INC                                     6,107
        328        COMMERCIAL FEDERAL CORP                                 7,576
        214        COMMERCIAL NET LEASE REALTY, INC                        3,049
         45        COMMONWEALTH BANCORP, INC                                 804
        277        COMMUNITY FIRST BANKSHARES, INC                         6,371
         46        COMMUNITY TRUST BANCORP, INC                            1,104
        828        COMPASS BANCSHARES, INC                                21,942
        129      * COMPUCREDIT CORP                                        1,425
         74        CONNECTICUT BANCSHARES, INC                             1,937
      1,963      * CONSECO, INC                                           26,794
        347        CORNERSTONE REALTY INCOME TRUST, INC                    4,025
        244        CORRECTIONS CORP OF AMERICA                             3,891
         35        CORUS BANKSHARES, INC                                   2,108
        825        COUNTRYWIDE CREDIT INDUSTRIES, INC                     37,851
        236        COUSINS PROPERTIES, INC                                 6,336
         32        CPB, INC                                                  946
        237        CRAWFORD & CO (CLASS B)                                 4,266
         83      * CREDIT ACCEPTANCE CORP                                    639
        591        CRESCENT REAL ESTATE EQUITIES CO                       14,520
         70      * CRESTLINE CAPITAL CORP                                  2,175
         60      * CSFBDIRECT                                                285
         71      * CSK AUTO CORP                                             589
        301        CULLEN/FROST BANKERS, INC                              10,188
         59        CVB FINANCIAL CORP                                      1,132
        157        DELPHI FINANCIAL GROUP, INC (CLASS A)                   6,044
        425        DEVELOPERS DIVERSIFIED REALTY CORP                      7,811
        617      * DIME BANCORP LITIGATION TRACKING WTS                      172
        557        DIME BANCORP, INC                                      20,748
        148        DIME COMMUNITY BANCSHARES                               5,020
        220        DORAL FINANCIAL CORP                                    7,546
        132        DOWNEY FINANCIAL CORP                                   6,238
        871        DUKE REALTY CORP                                       21,644
      1,589      * E*TRADE GROUP, INC                                     10,249
        153        EAST WEST BANCORP, INC                                  4,131
         60        EASTGROUP PROPERTIES, INC                               1,356
        426        EATON VANCE CORP                                       14,824
        547        EDWARDS (A.G.), INC                                    24,615
         54      * ELECTRO RENT CORP                                         880
         56        ENTERTAINMENT PROPERTIES TRUST                          1,022
      2,083        EQUITY OFFICE PROPERTIES TRUST                         65,885
        876        EQUITY RESIDENTIAL PROPERTIES TRUST                    49,537
        140        ERIE INDEMNITY CO (CLASS A)                             4,165
        239        ESSEX PROPERTY TRUST, INC                              11,842
        135        F & M BANCORP, INC (MARYLAND)                           4,023
        187        F & M NATIONAL CORP                                     7,480
        157        FNB CORP                                                4,631
         24        FARMERS CAPITAL BANK CORP                                 974
         79        FBL FINANCIAL GROUP, INC (CLASS A)                      1,422
        252        FEDERAL REALTY INVESTMENT TRUST                         5,226
        521        FEDERATED INVESTORS, INC (CLASS B)                     16,776
      4,646        FREDDIE MAC                                           325,220
        521        FIDELITY NATIONAL FINANCIAL, INC                       12,800
      3,267        FIFTH THIRD BANCORP                                   196,183
        141      * FINANCIAL FEDERAL CORP                                  4,081
         18      * FINET.COM, INC                                             18
        310        FIRST AMERICAN CORP                                     5,871
         88        FIRST BANCORP (PUERTO RICO)                             2,375
         41        FIRST BUSEY CORP                                          878
        159        FIRST CHARTER CORP                                      2,981
         40        FIRST CITIZENS BANCSHARES, INC (CLASS A)                4,340
        333        FIRST COMMONWEALTH FINANCIAL CORP                       4,995
         53        FIRST COMMUNITY BANCSHARES                              1,656
         58        FIRST FEDERAL CAPITAL CORP                                939
        245        FIRST FINANCIAL BANCORP                                 4,184
        172        FIRST FINANCIAL BANKSHARES, INC                         5,332
         23        FIRST FINANCIAL CORP (INDIANA)                          1,107
        250        FIRST FINANCIAL HOLDINGS, INC                           5,750
         63        FIRST INDIANA CORP                                      1,639
        141        FIRST MERCHANTS CORP                                    3,374

        334        FIRST MIDWEST BANCORP, INC                              9,903
         47        FIRST NIAGARA FINANCIAL GROUP, INC                        729
         70      * FIRST REPUBLIC BANK                                     1,715
        150        FIRST SENTINEL BANCORP, INC                             2,035
         87        FIRST SOURCE CORP                                       2,436
        889        FIRST TENNESSEE NATIONAL CORP                          30,857
      6,591        FIRST UNION CORP                                      230,289
        287        FIRST VIRGINIA BANKS, INC                              13,523
        269      * FIRSTFED FINANCIAL CORP                                 8,016
        504        FIRSTMERIT CORP                                        13,305
      7,278        FLEETBOSTON FINANCIAL CORP                            287,117
      6,799        FANNIE MAE                                            578,934
        374        FRANCHISE FINANCE CORP OF AMERICA                       9,391
      1,196        FRANKLIN RESOURCES, INC                                54,740
        419        FREMONT GENERAL CORP                                    2,723
         87      * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC
                    (CLASS A)                                                609
        116        FRONTIER FINANCIAL CORP                                 3,190
        114      * FRONTIER INSURANCE GROUP, INC                               4
        489        FULTON FINANCIAL CORP                                  10,004
        196        GABLES RESIDENTIAL TRUST                                5,870
        537        GALLAGHER (ARTHUR J.) & CO                             13,962
        407      * GARTNER, INC (CLASS A)                                  4,477
        140        GBC BANCORP                                             3,997
        349        GENERAL GROWTH PROPERTIES, INC                         13,736
         36        GLACIER BANCORP, INC                                      684
        163        GLENBOROUGH REALTY TRUST, INC                           3,145
        189        GLIMCHER REALTY TRUST                                   3,383
        200        GOLD BANC CORP, INC                                     1,548
        555        GOLDEN STATE BANCORP, INC                              17,094
        903        GOLDEN WEST FINANCIAL CORP                             58,008
         29        GOLF TRUST OF AMERICA, INC                                224
        130        GREAT AMERICAN FINANCIAL RESOURCES, INC                 2,345
         62        GREAT LAKES REIT, INC                                   1,129
         25        GREAT SOUTHERN BANCORP, INC                               656
        283        GREATER BAY BANCORP                                     7,069
        569        GREENPOINT FINANCIAL CORP                              21,849
         32      * HAMILTON BANCORP, INC                                     224
        135        HANCOCK HOLDING CO                                      5,798
        148        HARBOR FLORIDA BANCSHARES, INC                          2,834
         20      * HARBOR GLOBAL CO LTD                                      166


                                               See notes to financial statements
52  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
 FINANCIAL SERVICES--(CONTINUED)
        195        HARLEYSVILLE GROUP, INC                            $    5,801
         31        HARLEYSVILLE NATIONAL CORP                              1,433
      1,603        HARTFORD FINANCIAL SERVICES GROUP, INC                109,645
        251        HCC INSURANCE HOLDINGS, INC                             6,149
        343        HEALTH CARE PROPERTY INVESTORS, INC                    11,799
        207        HEALTH CARE REIT, INC                                   4,916
         37      * HEALTHAXIS, INC                                            46
        351        HEALTHCARE REALTY TRUST, INC                            9,231
        291        HELLER FINANCIAL, INC (CLASS A)                        11,640
      1,004        HIBERNIA CORP (CLASS A)                                17,871
        434        HIGHWOODS PROPERTIES, INC                              11,566
        149        HILB, ROGAL & HAMILTON CO                               6,518
        173        HOME PROPERTIES OF NEW YORK, INC                        5,207
        318        HOOPER HOLMES, INC                                      3,259
        254        HORACE MANN EDUCATORS CORP                              5,473
        290        HOSPITALITY PROPERTIES TRUST                            8,265
      1,350        HOST MARRIOTT CORP (NEW)                               16,902
      3,110        HOUSEHOLD INTERNATIONAL, INC                          207,437
        794        HRPT PROPERTIES TRUST                                   7,725
        300        HUDSON CITY BANCORP, INC                                6,927
         38        HUDSON RIVER BANCORP, INC                                 687
        309        HUDSON UNITED BANCORP                                   7,879
      1,653        HUNTINGTON BANCSHARES, INC                             27,026
         97      * IMPERIAL CREDIT INDUSTRIES, INC                           111
        396        INDEPENDENCE COMMUNITY BANK CORP                        7,817
        159        INDEPENDENT BANK CORP                                   3,504
        408      * INDYMAC BANCORP, INC                                   10,934
        131        INNKEEPERS U.S.A. TRUST                                 1,569
         67      * INSIGNIA FINANCIAL GROUP, INC                             824
         44      * INSPIRE INSURANCE SOLUTIONS, INC                           35
        213      * INSTINET GROUP, INC                                     3,970
        100      * INSURANCE AUTO AUCTIONS, INC                            1,700
         67        INTEGRA BANK CORP                                       1,659
         72        INTERNATIONAL BANCSHARES CORP                           3,024
        212      * INVESTMENT TECHNOLOGY GROUP, INC                       10,661
        210        INVESTORS FINANCIAL SERVICES CORP                      14,070
        225        IRT PROPERTY CO                                         2,450
        141        IRWIN FINANCIAL CORP                                    3,546
        582        ISTAR FINANCIAL, INC                                   16,412
        155      * ITT EDUCATIONAL SERVICES, INC                           6,975
        227        JDN REALTY CORP                                         3,087
        180        JEFFERIES GROUP, INC (NEW)                              5,832
        991        JEFFERSON-PILOT CORP                                   47,885
      2,054        JOHN HANCOCK FINANCIAL SERVICES, INC                   82,694
         27        JOHN NUVEEN CO (CLASS A)                                1,529
        214      * JONES LANG LASALLE, INC                                 2,824
     13,256        JP MORGAN CHASE & CO                                  591,217
        148        JP REALTY, INC                                          3,626
         26        KANSAS CITY LIFE INSURANCE CO                           1,040
      2,845        KEYCORP                                                74,112
        205        KILROY REALTY CORP                                      5,965
        279        KIMCO REALTY CORP                                      13,210
        562      * KNIGHT TRADING GROUP, INC                               6,007
        201        KOGER EQUITY, INC                                       3,316
        769      * LA QUINTA PROPERTIES, INC                               3,983
        300      * LABRANCHE & CO, INC                                     8,700
        121        LANDAMERICA FINANCIAL GROUP, INC                        3,853
        415        LEGG MASON, INC                                        20,650
      1,672        LEHMAN BROTHERS HOLDINGS, INC                         129,998
        350        LEUCADIA NATIONAL CORP                                 11,357
         65        LEXINGTON CORPORATE PROPERTIES TRUST                    1,005
         61        LIBERTY CORP                                            2,440
        150        LIBERTY FINANCIAL COS, INC                              4,867
      1,236        LINCOLN NATIONAL CORP                                  63,963
        194        LNR PROPERTY CORP                                       6,790
         77      * LOCAL FINANCIAL CORP                                      993
        559        M & T BANK CORP                                        42,204
        214        MACERICH CO                                             5,307
        320        MACK-CALI REALTY CORP                                   9,113
         91        MAF BANCORP, INC                                        2,793
         76        MANUFACTURED HOME COMMUNITIES, INC                      2,135
         16      * MARKEL CORP                                             3,144
      1,869        MARSH & MCLENNAN COS, INC                             188,769
        757        MARSHALL & ILSLEY CORP                                 40,802
        993        MBIA, INC                                              55,290
      4,772        MBNA CORP                                             157,237
        142        MEDALLION FINANCIAL CORP                                1,455
      3,183        MELLON FINANCIAL CORP                                 146,418
        560        MERCANTILE BANKSHARES CORP                             21,912
        201        MERCURY GENERAL CORP                                    7,028
        180        MERISTAR HOSPITALITY CORP                               4,275
      5,570        MERRILL LYNCH & CO, INC                               330,022
      2,024        METROPOLITAN LIFE INSURANCE CO                         62,703
         52        MGI PROPERTIES, INC (LIQUIDATING TRUST)                    33
        629        MGIC INVESTMENT CORP                                   45,690
         69        MID-AMERICA APARTMENT COMMUNITIES, INC                  1,765
         32        MID-AMERICA BANCORP                                       926
         17        MIDLAND CO                                                756
        284        MID-STATE BANCSHARES                                    5,180
         31        MIDWEST BANC HOLDINGS, INC                                593

         57        MILLS CORP                                              1,402
         24        MISSISSIPPI VALLEY BANCSHARES, INC                        957
        302        MONY GROUP, INC                                        12,119
      7,454        MORGAN STANLEY DEAN WITTER & CO                       478,770
      4,022        NATIONAL CITY CORP                                    123,797
      1,373        NATIONAL COMMERCE FINANCIAL CORP                       33,460
         90      * NATIONAL EQUIPMENT SERVICES, INC                          270
        192        NATIONAL HEALTH INVESTORS, INC                          1,977
         70        NATIONAL PENN BANCSHARES, INC                           1,416
          8      * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A)              960
        190        NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)            8,293
        274        NATIONWIDE HEALTH PROPERTIES, INC                       5,534
        168        NBT BANCORP, INC                                        3,242
          2      * NCO PORTFOLIO MANAGEMENT, INC                              11
         44      * NEFF CORP                                                  37
        189      * NETBANK, INC                                            2,135
        250        NEUBERGER BERMAN, INC                                  17,000
         37      * NEW CENTURY FINANCIAL CORP                                391
        633        NEW PLAN EXCEL REALTY TRUST                             9,684
        220      * NEXTCARD, INC                                           2,431
      1,151        NORTH FORK BANCORP, INC                                35,681
      1,316        NORTHERN TRUST CORP                                    82,250
         55        NORTHWEST BANCORP, INC                                    577
        344        NEW YORK COMMUNITY BANCORP, INC                        12,951
        150        OCEANFIRST FINANCIAL CORP                               3,891
        143      * OCWEN FINANCIAL CORP                                    1,465
        326        OHIO CASUALTY CORP                                      4,221
        396        OLD NATIONAL BANCORP                                   10,454
        775        OLD REPUBLIC INTERNATIONAL CORP                        22,475
        133        OMEGA FINANCIAL CORP                                    4,281
        143        ORIENTAL FINANCIAL GROUP, INC                           2,717
        192        PACIFIC CAPITAL BANCORP                                 5,846
        502        PACIFIC CENTURY FINANCIAL CORP                         12,946
         67        PACIFIC GULF PROPERTIES, INC                              327
         60        PACIFIC NORTHWEST BANCORP                               1,499
         73        PAN PACIFIC RETAIL PROPERTIES, INC                      1,898
        132        PARK NATIONAL CORP                                     13,530
        138        PARKWAY PROPERTIES, INC                                 4,864
         22      * PENN TREATY AMERICAN CORP                                  72
        145        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST               3,581
        198        PEOPLE'S BANK                                           4,615


                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  53
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
 FINANCIAL SERVICES--(CONTINUED)
        149        PFF BANCORP, INC                                   $    3,725
         32      * PHILADELPHIA CONSOLIDATED HOLDING CORP                  1,112
        138      * PICO HOLDINGS, INC                                      2,017
         66        PMA CAPITAL CORP (CLASS A)                              1,191
        291        PMI GROUP, INC                                         20,853
      1,971        PNC FINANCIAL SERVICES GROUP, INC                     129,672
        911        POPULAR, INC                                           30,008
        246        POST PROPERTIES, INC                                    9,311
        242        PRENTISS PROPERTIES TRUST                               6,364
         88        PRESIDENTIAL LIFE CORP                                  1,971
        134        PRIME GROUP REALTY TRUST                                1,809
        163        PRIME RETAIL, INC                                          44
        119      * PROASSURANCE CORP                                       2,052
        421        PROGRESSIVE CORP                                       56,914
        805        PROLOGIS TRUST                                         18,289
        100        PROMISTAR FINANCIAL CORP                                2,400
        394        PROTECTIVE LIFE CORP                                   13,541
        205        PROVIDENT BANKSHARES CORP                               5,112
        127        PROVIDENT FINANCIAL GROUP, INC                          4,180
      1,903        PROVIDIAN FINANCIAL CORP                              112,657
         89        PS BUSINESS PARKS, INC                                  2,492
         581       PUBLIC STORAGE, INC                                    17,226
         38        R & G FINANCIAL CORP (CLASS B)                            609
        592        RADIAN GROUP, INC                                      23,946
        352        RAYMOND JAMES FINANCIAL, INC                           10,771
        201        REALTY INCOME CORP                                      5,941
        252        RECKSON ASSOCIATES REALTY CORP                          5,796
         28        REDWOOD TRUST, INC                                        637
        175        REGENCY CENTERS CORP                                    4,445
      1,523        REGIONS FINANCIAL CORP                                 48,736
        172        REINSURANCE GROUP OF AMERICA, INC                       6,518
        240        RELIANCE GROUP HOLDINGS, INC                                2
        288        REPUBLIC BANCORP, INC                                   4,003
         21      * REPUBLIC BANCSHARES, INC                                  354
         75        RESOURCE BANCSHARES MORTGAGE GROUP, INC                   547
        194        RFS HOTEL INVESTORS, INC                                3,063
        160        RICHMOND COUNTY FINANCIAL CORP                          6,003
         72        RIGGS NATIONAL CORP                                     1,223
        100        RLI CORP                                                4,492
        400        ROSLYN BANCORP, INC                                    10,520
        371        ROUSE CO                                               10,629
        201        S & T BANCORP, INC                                      5,047
        890        SAFECO CORP                                            26,255
        136        SANDY SPRING BANCORP, INC                               4,379
         31        SANTANDER BANCORP                                         606
        140        SAUL CENTERS, INC                                       2,644
      7,336        SCHWAB (CHARLES) CORP                                 112,240
        100        SEACOAST FINANCIAL SERVICES CORP                        1,625
         40        SECOND BANCORP, INC                                       916
        451      * SECURITY CAPITAL GROUP, INC (CLASS B)                   9,651
        482        SEI INVESTMENTS CO                                     22,846
        203        SELECTIVE INSURANCE GROUP, INC                          5,416
         98        SENIOR HOUSING PROPERTIES TRUST                         1,274
        248      * SILICON VALLEY BANCSHARES                               5,456
         28        SIMMONS FIRST NATIONAL CORP (CLASS A)                     935
        794        SIMON PROPERTY GROUP, INC                              23,796
        540        SKY FINANCIAL GROUP, INC                               10,222
        143        SL GREEN REALTY CORP                                    4,334
        262        SOUTH FINANCIAL GROUP, INC                              4,946
      2,300        SOUTHTRUST CORP                                        59,800
        255      * SOUTHWEST BANCORP OF TEXAS, INC                         7,703
        158        SOUTHWEST SECURITIES GROUP, INC                         3,270
      1,582        SOVEREIGN BANCORP, INC                                 20,566
        147        SOVRAN SELF STORAGE, INC                                4,023
        431        SPIEKER PROPERTIES, INC                                25,838
         32        ST. FRANCIS CAPITAL CORP                                  699
      1,521        ST. PAUL COS, INC                                      77,099
        254        STANCORP FINANCIAL GROUP, INC                          12,037
      1,312        STARWOOD HOTELS & RESORTS WORLDWIDE, INC               48,911
         52        STATE AUTO FINANCIAL CORP                                 852
      2,171        STATE STREET CORP                                     107,442
        249        STATEN ISLAND BANCORP, INC                              6,934
        198        STERLING BANCSHARES, INC                                3,797
         30        STERLING FINANCIAL CORP                                   694
        144      * STEWART INFORMATION SERVICES CORP                       2,806
      1,532        STILWELL FINANCIAL, INC                                51,413
        124        STORAGE U.S.A., INC                                     4,464
         26        STUDENT LOAN CORP                                       1,813
         39        SUFFOLK BANCORP                                         1,747
        166        SUMMIT PROPERTIES, INC                                  4,453
        166        SUN COMMUNITIES, INC                                    5,868
        136     b* SUNTERRA CORP                                              14
      1,681        SUNTRUST BANKS, INC                                   108,895
        339        SUSQUEHANNA BANCSHARES, INC                             6,898
      1,675        SYNOVUS FINANCIAL CORP                                 52,561
        201      * SYNTROLEUM CORP                                         1,827
        687        T ROWE PRICE GROUP, INC                                25,686
        230        TAUBMAN CENTERS, INC                                    3,220
        512        TCF FINANCIAL CORP                                     23,710
        300      * TD WATERHOUSE GROUP                                     3,279

        159        TEXAS REGIONAL BANCSHARES, INC (CLASS A)                6,406
      1,449        THE GOLDMAN SACHS GROUP, INC                          124,324
        144        THORNBURG MORTGAGE, INC                                 2,233
         25        THREE RIVERS BANCORP, INC                                 281
         43        TOMPKINS TRUSTCO, INC                                   1,698
        836        TORCHMARK CORP                                         33,615
         59        TOWN & COUNTRY TRUST                                    1,203
        191      * TRAMMELL CROW CO                                        2,110
         93        TRANSATLANTIC HOLDINGS, INC                            11,393
        105      * TRIAD GUARANTY, INC                                     4,200
         61        TRUST CO OF NEW JERSEY                                  2,074
        347        TRUSTCO BANK CORP (NEW YORK)                            4,632
        343        TRUSTMARK CORP                                          6,969
        158        TUCKER ANTHONY SUTRO CORP                               3,476
         58        U.S. RESTAURANT PROPERTIES, INC                           865
         37        U.S.B. HOLDING CO, INC                                    564
        100        UCBH HOLDINGS, INC                                      3,035
        243      * UICI                                                    3,098
        110        UMB FINANCIAL CORP                                      4,730
        201     b* UNICAPITAL CORP                                             1
        931        UNION PLANTERS CORP                                    40,591
        421        UNIONBANCAL CORP                                       14,187
        161        UNITED BANKSHARES, INC                                  4,314
        133        UNITED COMMUNITY FINANCIAL CORP                         1,157
        688        UNITED DOMINION REALTY TRUST, INC                       9,872
         26        UNITED FIRE & CASULTY CO                                  759
         60        UNITED NATIONAL BANCORP                                 1,360
        217      * UNITED RENTALS, INC                                     5,631
        512      * UNITEDGLOBALCOM, INC (CLASS A)                          4,428
        283        UNITRIN, INC                                           10,867
        266      * UNIVERSAL AMERICAN FINANCIAL CORP                       1,651
      1,387        UNUMPROVIDENT CORP                                     44,550
     12,757        U.S. BANCORP (NEW)                                    290,732
      1,099        USA EDUCATION, INC                                     80,227
         30        VALHI, INC                                                388
        512        VALLEY NATIONAL BANCORP                                14,515
        162        VESTA INSURANCE GROUP, INC                              1,773
        424        VORNADO REALTY TRUST                                   16,552
        159        W HOLDING CO, INC                                       2,067
      1,398        WACHOVIA CORP                                          99,467
        527        WADDELL & REED FINANCIAL, INC (CLASS A)                16,732


                                               See notes to financial statements
54   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                         VALUE
      ------                                                         ------
 FINANCIAL SERVICES--(CONTINUED)
        336        WASHINGTON FEDERAL, INC                          $      8,238
      5,928        WASHINGTON MUTUAL, INC                                222,596
        234        WASHINGTON REAL ESTATE INVESTMENT TRUST                 5,531
         80        WASHINGTON TRUST BANCORP, INC                           1,760
        232        WAYPOINT FINANCIAL CORP                                 2,911
        343        WEBSTER FINANCIAL CORP                                 11,243
        201        WEINGARTEN REALTY INVESTORS                             8,813
     11,502        WELLS FARGO & CO                                      534,037
         38      * WELLSFORD REAL PROPERTIES, INC                            735
         75        WESBANCO, INC                                           1,881
          9        WESCO FINANCIAL CORP                                    3,131
         63        WEST COAST BANCORP (OREGON)                               798
        242        WESTAMERICA BANCORP                                     9,498
        156        WESTCORP                                                3,307
         81        WESTFIELD AMERICA, INC                                  1,305
        141      * WFS FINANCIAL, INC                                      4,335
        185        WHITNEY HOLDING CORP                                    8,676
        195        WILMINGTON TRUST CORP                                  12,216
        500      * WIT SOUNDVIEW GROUP, INC                                  915
        909      * WYNDHAM INTERNATIONAL, INC (CLASS A)                    2,272
        136        ZENITH NATIONAL INSURANCE CORP                          3,672
        622        ZIONS BANCORP                                          36,698
                                                                    ------------
                   TOTAL FINANCIAL SERVICES                           15,617,272
                                                                    ------------
 HEALTH CARE--14.08%
     10,330        ABBOTT LABORATORIES CO                                495,943
        536      * ABGENIX, INC                                           24,120
        100      * ABIOMED, INC                                            2,358
        177      * ACCREDO HEALTH, INC                                     6,582
        100      * ACLARA BIOSCIENCES, INC                                   776
        186      * ADOLOR CORP                                             4,017
        236      * ADVANCEPCS                                             15,115
        300      * ADVANCED TISSUE SCIENCES, INC                           1,500
        964      * AETNA, INC (NEW)                                       24,938
        330      * AFFYMETRIX, INC                                         7,276
         47      * ALARIS MEDICAL, INC                                        75
        146      * ALBANY MOLECULAR RESEARCH, INC                          5,549
        100      * ALEXION PHARMACEUTICALS, INC                            2,400
        382      * ALKERMES, INC                                          13,408
        893        ALLERGAN, INC                                          76,351
        100      * ALLSCRIPTS HEALTHCARE SOLUTIONS                           900
        173        ALPHARMA, INC (CLASS A)                                 4,714
         83      * ALTERRA HEALTHCARE CORP                                    18
        185      * AMERICAN MEDICAL SYSTEMS HOLDING, INC                   2,839
         43      * AMERICAN HEALTHWAYS, INC                                1,656
      8,766        AMERICAN HOME PRODUCTS CORP                           512,285
         65      * AMERICAN RETIREMENT CORP                                  234
        181      * AMERIPATH, INC                                          5,303
        324      * AMERISOURCE HEALTH CORP (CLASS A)                      17,917
      7,010      * AMGEN, INC                                            425,366
        129      * AMSURG CORP (CLASS A)                                   3,811
        400      * AMYLIN PHARMACEUTICALS, INC                             4,500
        359      * ANDRX GROUP                                            27,643
        100      * APHTON CORP                                             2,190
        692      * APOGENT TECHNOLOGIES, INC                              17,023
      1,381        APPLERA CORP (APPLIED BIOSYSTEMS GROUP)                36,941
        397      * APPLERA CORP (CELERA GENOMICS GROUP)                   15,745
        296      * APRIA HEALTHCARE GROUP, INC                             8,539
         99      * ARENA PHARMACEUTICALS, INC                              3,018
        100      * ARIAD PHARMACEUTICALS, INC                                507
        127      * ARQULE, INC                                             2,750
        143        ARROW INTERNATIONAL, INC                                5,491
        100      * ARTHROCARE CORP                                         2,615
        100      * ATRIX LABORATORIES, INC                                 2,026
        200      * ATS MEDICAL, INC                                        3,012
        200      * AURORA BIOSCIENCES CORP                                 6,200
        383      * AVANIR PHARMACEUTICALS (CLASS A)                        2,412
        200      * AVANT IMMUNOTHERAPEUTICS, INC                           1,130
        100      * AVIGEN, INC                                             2,150
        184      * AVIRON                                                 10,488
        293        BARD (C.R.), INC                                       16,686
        126      * BARR LABORATORIES, INC                                  8,871
        305        BAUSCH & LOMB, INC                                     11,053
      3,951        BAXTER INTERNATIONAL, INC                             193,599
        404        BECKMAN COULTER, INC                                   16,483
      1,743        BECTON DICKINSON & CO                                  62,381
        905        BERGEN BRUNSWIG CORP (CLASS A)                         17,394
        654      * BEVERLY ENTERPRISES, INC                                6,997
        100      * BIOCRYST PHARMACEUTICALS, INC                             645
      1,066      * BIOGEN, INC                                            57,947
        100      * BIOMARIN PHARMACEUTICAL, INC                            1,321
      1,193        BIOMET, INC                                            57,335
        100      * BIOPURE CORP                                            2,637
        132      * BIO-RAD LABORATORIES, INC (CLASS A)                     6,573
        100      * BIOSITE DIAGNOSTICS, INC                                4,480
        399      * BIO-TECHNOLOGY GENERAL CORP                             5,226
      2,096      * BOSTON SCIENTIFIC CORP                                 35,632
     13,014        BRISTOL-MYERS SQUIBB CO                               680,632
        304      * BRUKER DALTONICS, INC                                   4,581

        107      * CALIPER TECHNOLOGIES CORP                               2,252
         41      * CAPITAL SENIOR LIVING CORP                                 62
      2,967        CARDINAL HEALTH, INC                                  204,723
        200      * CARDIODYNAMICS INTERNATIONAL CORP                       1,012
         71      * CARDIOGENESIS CORP                                        208
      1,551      * CAREMARK RX, INC                                       25,513
          2      * CAREMATRIX CORP                                             0
         43      * CARRIAGE SERVICES, INC (CLASS A)                          244
        495      * CELGENE CORP                                           14,280
        200      * CELL GENESYS, INC                                       4,100
         76      * CELL PATHWAYS, INC                                        481
        200      * CELL THERAPEUTICS, INC                                  5,528
        284      * CEPHALON, INC                                          20,022
        199      * CERNER CORP                                             8,358
         69      * CERUS CORP                                              5,007
        254      * CHARLES RIVER LABORATORIES
                     INTERNATIONAL, INC                                    8,826
         37      * CHATTEM, INC                                              392
        583      * CHIRON CORP                                            29,733
        100      * CHROMAVISION MEDICAL SYSTEMS, INC                         502
      1,000        CIGNA CORP                                             95,820
         96      * CIMA LABS, INC                                          7,536
         24      * CLOSURE MEDICAL CORP                                      551
        193      * COHERENT, INC                                           6,980
         87      * COLUMBIA LABORATORIES, INC                                703
        259      * COMMUNITY HEALTH SYSTEMS                                7,640
         58      * CONMED CORP                                             1,510
        100      * CONNETICS CORP                                            758
        152        COOPER COS, INC                                         7,812
        372      * COR THERAPEUTICS, INC                                  11,346
        319      * CORIXA CORP                                             5,445
        421      * COVANCE, INC                                            9,535
        423      * COVENTRY HEALTH CARE, INC                               8,544
        100      * CRYOLIFE, INC                                           4,091
        200      * CUBIST PHARMACEUTICALS, INC                             7,600
        253      * CURAGEN CORP                                            9,209
         30      * CURIS, INC                                                189
        100      * CV THERAPEUTICS, INC                                    5,700
         25      * CYBEAR GROUP                                               11
         67      * CYBERONICS, INC                                         1,132
        183      * CYGNUS, INC                                             1,875
        500      * CYTOGEN CORP                                            2,700
        808      * CYTYC CORP                                             18,624


                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  55
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
HEALTH CARE--(CONTINUED)
        146        DATASCOPE CORP                                   $      6,729
        483      * DAVITA, INC                                             9,819
        203      * DECODE GENETICS, INC                                    2,498
        214      * DENDRITE INTERNATIONAL, INC                             2,375
        306        DENTSPLY INTERNATIONAL, INC                            13,571
        284        DIAGNOSTIC PRODUCTS CORP                                9,428
        100      * DIGENE CORP                                             4,080
        100      * DIVERSA CORP                                            2,034
        141      * DURAMED PHARMACEUTICALS, INC                            2,522
        100      * DUSA PHARMACEUTICALS, INC                               1,428
        137      * DVI, INC                                                2,411
        128      * DYAX CORP                                               2,231
        332      * ECLIPSYS CORP                                           9,329
        392      * EDWARDS LIFESCIENCES CORP                              10,333
        147        ELAN CORP CONTINGENT VALUE RTS                             33
        100      * EMISPHERE TECHNOLOGIES, INC                             3,150
         45      * ENDO PHARMACEUTICALS HOLDINGS, INC                        397
         45      * ENDO PHARMACEUTICALS HOLDINGS, INC
                   WTS 12/31/02                                               15
        100      * ENDOCARE, INC                                           1,599
        151      * ENTREMED, INC                                           2,416
        138      * ENZO BIOCHEM, INC                                       4,733
        339      * ENZON, INC                                             21,187
        226      * EXELIXIS, INC                                           4,287
        485      * EXPRESS SCRIPTS, INC                                   26,689
        570      * FIRST HEALTH GROUP CORP                                13,748
        351      * FISHER SCIENTIFIC INTERNATIONAL, INC                   10,179
      1,207      * FOREST LABORATORIES, INC                               85,697
        200      * GENE LOGIC, INC                                         4,360
      1,500      * GENENTECH, INC                                         82,650
        200      * GENOME THERAPEUTICS CORP                                2,968
        100      * GENTA, INC                                              1,339
         38      * GENZYME CORP (BIOSURGERY DIVISION)                        314
      1,245      * GENZYME CORP (GENERAL DIVISION)                        75,945
        100      * GERON CORP                                              1,400
        630      * GILEAD SCIENCES, INC                                   36,659
      2,098      * GUIDANT CORP                                           75,528
         87      * GUILFORD PHARMACEUTICALS, INC                           2,958
         97      * HAEMONETICS CORP                                        2,958
         72      * HANGER ORTHOPEDIC GROUP, INC                              183
      3,585        HCA, INC                                              162,006
      1,634      * HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) (NEW)                                       34,379
        607      * HEALTH NET, INC                                        10,561
      2,554      * HEALTHSOUTH CORP                                       40,787
         92      * HEMISPHERX BIOPHARMA, INC                                 657
        281        HILLENBRAND INDUSTRIES, INC                            16,047
        950      * HUMAN GENOME SCIENCES, INC                             57,237
      1,096      * HUMANA, INC                                            10,795
        100      * HYSEQ, INC                                              1,150
        495        ICN PHARMACEUTICALS, INC                               15,701
        326      * ICOS CORP                                              20,864
         38      * ICU MEDICAL, INC                                        1,568
        728      * IDEC PHARMACEUTICALS CORP                              49,278
        238      * IDEXX LABORATORIES, INC                                 7,437
         53      * IDX SYSTEMS CORP                                          636
         74      * IGEN INTERNATIONAL, INC                                 1,924
        200      * ILEX ONCOLOGY, INC                                      5,980
        221      * I-MANY, INC                                             2,983
        200      * IMATRON, INC                                              400
        379      * IMCLONE SYSTEMS, INC                                   20,011
      2,122      * IMMUNEX CORP                                           37,665
        300      * IMMUNOGEN, INC                                          6,000
        200      * IMMUNOMEDICS, INC                                       4,280
        260      * IMPATH, INC                                            11,518
      1,959        IMS HEALTH, INC                                        55,831
        100      * INAMED CORP                                             2,650
        384      * INCYTE GENOMICS, INC                                    9,415
         10      * INFOCURE CORP                                              23
        300      * INHALE THERAPEUTIC SYSTEMS, INC                         6,900
        200      * INTEGRATED SILICON SOLUTION, INC                        2,780
        109      * INTERMUNE, INC                                          3,882
        238      * INTERNEURON PHARMACEUTICALS, INC                        2,020
        203      * INTUITIVE SURGICAL, INC                                 2,742
        137        INVACARE CORP                                           5,292
        174      * INVERNESS MEDICAL TECHNOLOGY, INC                       6,438
        320      * INVITROGEN CORP                                        22,976
        316      * ISIS PHARMACEUTICALS, INC                               3,915
        100      * I-STAT CORP                                             1,474
      1,095      * IVAX CORP                                              42,705
     19,813        JOHNSON & JOHNSON                                     990,692
        887      * KING PHARMACEUTICALS, INC                              47,676
         64      * KOS PHARMACEUTICALS, INC                                2,528
         67      * KV PHARMACEUTICAL CO (CLASS B)                          2,244
        211      * LA JOLLA PHARMACEUTICAL CO                              2,162
        317      * LABORATORY CORP OF AMERICA HOLDINGS                    24,377
         30        LANDAUER, INC                                             900
         95      * LASER VISION CENTERS, INC                                 251
         10      * LCA-VISION, INC                                            23
        100      * LEXICON GENETICS, INC                                   1,250

        256      * LIFEPOINT HOSPITALS, INC                               11,335
        266      * LIGAND PHARMACEUTICALS, INC (CLASS A)                   3,005
      6,445        LILLY (ELI) & CO                                      476,930
        619      * LINCARE HOLDINGS, INC                                  18,576
         79      * MACROCHEM CORP (DELAWARE)                                 701
        154      * MAGELLAN HEALTH SERVICES, INC                           1,971
         23      * MANNATECH, INC                                             25
        607      * MANOR CARE, INC                                        19,272
        100      * MARTEK BIOSCIENCES CORP                                 2,850
         34      * MATRIA HEALTHCARE, INC                                    535
        200      * MATRIX PHARMACEUTICAL, INC                              2,086
        100      * MAXIM PHARMACEUTICALS, INC                                631
        143      * MAXIMUS, INC                                            5,732
        193      * MAXYGEN, INC                                            4,246
      1,861        MCKESSON HBOC, INC                                     69,080
        500      * MEDAREX, INC                                           11,750
        130      * MEDICINES CO                                            2,663
        207      * MEDICIS PHARMACEUTICAL CORP (CLASS A)                  10,971
      1,430      * MEDIMMUNE, INC                                         67,496
        148      * MEDQUIST, INC                                           4,392
      8,061        MEDTRONIC, INC                                        370,844
        141        MENTOR CORP                                             4,018
     15,301        MERCK & CO, INC                                       977,886
        100      * MGI PHARMA, INC                                         1,250
        271      * MID ATLANTIC MEDICAL SERVICES, INC                      4,859
      1,451      * MILLENNIUM PHARMACEUTICALS, INC                        51,626
        370        MILLIPORE CORP                                         22,932
        310      * MINIMED, INC                                           14,880
        100      * MIRAVANT MEDICAL TECHNOLOGIES                           1,140
        136      * MOLECULAR DEVICES CORP                                  2,726
        787        MYLAN LABORATORIES, INC                                22,138
        100      * MYRIAD GENETICS, INC                                    6,331
        200      * NABI                                                    1,588
        100      * NANOGEN, INC                                              679
         53      * NCS HEALTHCARE, INC (CLASS A)                              10
        100      * NEOSE TECHNOLOGIES, INC                                 4,500
        200      * NEUROCRINE BIOSCIENCES, INC                             7,998
        145      * NEUROGEN CORP                                           3,327
        100      * NOVEN PHARMACEUTICALS, INC                              3,920
        253      * NOVOSTE CORP                                            6,451
        200      * NPS PHARMACEUTICALS, INC                                8,040


                                               See notes to financial statements
56   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
HEALTH CARE--(CONTINUED)
         59      * OCULAR SCIENCES, INC                             $      1,498
         75      * OMEGA HEALTHCARE INVESTORS, INC                           225
        562        OMNICARE, INC                                          11,352
        182      * ON ASSIGNMENT, INC                                      3,276
        170      * ORASURE TECHNOLOGIES, INC                               2,125
        215      * ORGANOGENESIS, INC                                      1,591
        252      * ORTHODONTIC CENTERS OF AMERICA, INC                     7,658
        200      * OSI PHARMACEUTICALS, INC                               10,518
         53      * OSTEOTECH, INC                                            241
        223        OWENS & MINOR, INC                                      4,237
        607      * OXFORD HEALTH PLANS, INC                               17,360
        241      * PACIFICARE HEALTH SYSTEMS, INC                          3,928
        424      * PACKARD BIOSCIENCE CO                                   3,519
        890        PALL CORP                                              20,941
        195      * PAREXEL INTERNATIONAL CORP                              3,802
        282      * PATTERSON DENTAL CO                                     8,460
        133      * PEDIATRIX MEDICAL GROUP, INC                            4,415
        105      * PER-SE TECHNOLOGIES, INC                                  855
        400      * PEREGRINE PHARMACEUTICALS, INC                          1,052
     42,214        PFIZER, INC                                         1,690,671
        338      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC                10,312
        115      * PHARMACEUTICAL RESOURCES, INC                           3,529
      8,742        PHARMACIA CORP                                        401,693
        100      * PHARMACOPEIA, INC                                       2,400
         57      * PHARMACYCLICS, INC                                      1,932
        277      * PHYCOR, INC                                                19
        100      * POLYMEDICA CORP                                         4,050
         27      * PRACTICEWORKS, INC                                        224
        338      * PRAECIS PHARMACEUTICALS, INC                            5,556
        230      * PRIORITY HEALTHCARE CORP (CLASS B)                      6,504
         22      * PROFESSIONAL DETAILING, INC                             2,024
        340      * PROTEIN DESIGN LABS, INC                               29,498
        219      * PROVINCE HEALTHCARE CO                                  7,728
         68      * PROXYMED, INC                                              52
        467      * PSS WORLD MEDICAL, INC                                  3,002
         95      * QUADRAMED CORP                                            451
        448      * QUEST DIAGNOSTICS, INC                                 33,532
        751      * QUINTILES TRANSNATIONAL CORP                           18,962
        161      * REGENERON PHARMACEUTICALS, INC                          5,578
        100      * REHABCARE GROUP, INC                                    4,820
        268      * RENAL CARE GROUP, INC                                   8,814
        212      * RESMED, INC                                            10,716
        224      * RESPIRONICS, INC                                        6,666
        147      * ROSETTA INPHARMATICS, INC                               2,278
         34      * SAFESCIENCE, INC                                           68
         58      * SANGSTAT MEDICAL CORP                                     950
        157      * SCHEIN (HENRY), INC                                     6,289
      9,758        SCHERING-PLOUGH CORP                                  353,629
        263      * SCIOS, INC                                              6,577
        520      * SEPRACOR, INC                                          20,696
        119      * SEROLOGICALS CORP                                       2,539
      1,824      * SERVICE CORP INTERNATIONAL                             11,600
        334      * SICOR, INC                                              7,715
        149      * SOLA INTERNATIONAL, INC                                 2,102
        100      * SONOSITE, INC                                           1,940
        617      * ST. JUDE MEDICAL, INC                                  37,020
        151      * STERICYCLE, INC                                         7,089
        432      * STERIS CORP                                             8,661
        639        STEWART ENTERPRISES, INC (CLASS A)                      4,664
        953        STRYKER CORP                                           52,272
         14      * SUNQUEST INFORMATION SYSTEMS, INC                         333
         70      * SUNRISE ASSISTED LIVING, INC                            1,837
        172      * SUPERGEN, INC                                           2,533
         27      * SUPERIOR CONSULTANT HOLDINGS CORP                         124
        100      * SURMODICS, INC                                          5,880
        164      * SYBRON DENTAL SPECIALTIES, INC                          3,360
         62      * SYNAVANT, INC                                             440
        174      * SYNCOR INTERNATIONAL CORP                               5,394
        103      * TANOX, INC                                              3,249
        100      * TARGETED GENETICS CORP                                    650
        252      * TECHNE CORP                                             8,190
      2,172      * TENET HEALTHCARE CORP                                 112,053
        200      * TEXAS BIOTECHNOLOGY CORP                                1,676
        199      * THERAGENICS CORP                                        2,222
        149      * THORATEC CORP                                           2,316
        164      * TITAN PHARMACEUTICALS, INC                              4,921
        132      * TRANSKARYOTIC THERAPIES, INC                            3,887
        478      * TRIAD HOSPITALS, INC                                   14,086
        123      * TRIANGLE PHARMACEUTICALS, INC                             575
        248      * TRIGON HEALTHCARE, INC                                 16,082
        100      * TRIMERIS, INC                                           5,007
        100      * TULARIK, INC                                            2,583
        100      * UNITED THERAPEUTICS CORP                                1,335
      2,116        UNITEDHEALTH GROUP, INC                               130,663
        308        UNIVERSAL HEALTH SERVICES, INC                         14,014
        414      * US ONCOLOGY, INC                                        3,680
        100      * VALENTIS, INC                                             625
        215      * VARIAN MEDICAL SYSTEMS, INC                            15,372
        217      * VARIAN, INC                                             7,009
        200      * VASOMEDICAL, INC                                          864

        100      * VAXGEN, INC                                             1,900
         51      * VENTANA MEDICAL SYSTEMS, INC                            1,606
        305        VENTAS, INC                                             3,339
         62      * VENTIV HEALTH, INC                                      1,279
        394      * VERTEX PHARMACEUTICALS, INC                            19,503
         61      * VICAL, INC                                                852
        117      * VIROPHARMA, INC                                         3,978
        313      * VISX, INC                                               6,056
        968      * WATERS CORP                                            26,726
        706      * WATSON PHARMACEUTICALS, INC                            43,517
      1,878      * WEBMD CORP                                             13,146
        440      * WELLPOINT HEALTH NETWORKS, INC                         41,465
        100        X-RITE, INC                                               884
        100      * ZOLL MEDICAL CORP                                       2,745
                                                                    ------------
                   TOTAL HEALTH CARE                                  11,509,269
                                                                    ------------
OTHER--1.55%
        161        ABM INDUSTRIES, INC                                     5,997
        100      * ACACIA RESEARCH CORP                                    1,689
        100      * ADMINSTAFF, INC                                         2,600
         69      * ADVO, INC                                               2,356
         30      * AHL SERVICES, INC                                         240
        262        ALEXANDER & BALDWIN, INC                                6,746
        163        BANTA CORP                                              4,775
        669        BLOCK (H&R), INC                                       43,183
         79        BRADY CORP (CLASS A)                                    2,854
        146      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC                   4,584
        256      * CAREER EDUCATION CORP                                  15,334
         78      * CDI CORP                                                1,325
      5,677      * CENDANT CORP                                          110,701
        146        CENTRAL PARKING CORP                                    2,730
        267      * CENTURY BUSINESS SERVICES, INC                          1,441
         27      * CHARLES RIVER ASSOCIATES, INC                             472
        788        CINTAS CORP                                            36,445
         51      * CONCUR TECHNOLOGIES, INC                                   75
         52      * CORINTHIAN COLLEGES, INC                                2,447
         36      * CORNELL COS, INC                                          502
        232      * CORPORATE EXECUTIVE BOARD CO                            9,744
         85      * COSTAR GROUP, INC                                       2,235
        326        CRANE CO                                               10,106
         19        CURTISS-WRIGHT CORP                                     1,020
        117      * DAISYTEK INTERNATIONAL CORP                             1,842


                            2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds  57
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
OTHER--(CONTINUED)
        426      * DEVRY, INC                                       $     15,387
      1,367        DOVER CORP                                             51,467
        535      * DUN & BRADSTREET CORP                                  15,087
        100      * EDISON SCHOOLS, INC                                     2,284
        172      * EDUCATION MANAGEMENT CORP                               6,888
        100      * ESCO TECHNOLOGIES, INC                                  3,015
        482      * EXULT, INC                                              8,218
         59      * FAIRCHILD CORP (CLASS A)                                  413
         64      * FIRST CONSULTING GROUP, INC                               460
        343        FIRST INDUSTRIAL REALTY TRUST, INC                     11,024
        121      * FORRESTER RESEARCH, INC                                 2,733
      1,018        FORTUNE BRANDS, INC                                    39,050
         22      * GENERAL BINDING CORP                                      233
         66      * GENTIVA HEALTH SERVICES, INC                            1,188
        210      * GETTY IMAGES, INC                                       5,514
          2      * GLOBAL SOURCES LTD                                         13
        242      * GTECH HOLDINGS CORP                                     8,593
        214        HARLAND (JOHN H.) CO                                    4,986
         81        HAVAS ADVERTISING S.A. ADR                                881
        155      * HEIDRICK & STRUGGLES INTERNATIONAL, INC                 3,151
      5,398        HONEYWELL INTERNATIONAL, INC                          188,876
        100      * HOTJOBS.COM LTD                                           900
         85      * INFOUSA, INC                                              510
         93      * ITRON, INC                                              1,764
        531        ITT INDUSTRIES, INC                                    23,496
        167        KELLY SERVICES, INC (CLASS A)                           4,049
        183      * KORN/FERRY INTERNATIONAL                                2,836
        134      * LABOR READY, INC                                          702
         71      * LASON, INC                                                 14
        452        LIBERTY PROPERTY TRUST                                 13,379
        925        LOEWS CORP                                             59,597
        486        MANPOWER, INC                                          14,531
         55        MATTHEWS INTERNATIONAL CORP (CLASS A)                   2,418
        134        MCGRATH RENTCORP                                        3,234
        146      * MEMBERWORKS, INC                                        3,378
        395      * METROMEDIA INTERNATIONAL GROUP, INC                     1,299
        541      * MODIS PROFESSIONAL SERVICES, INC                        3,732
      1,106        MOODY'S CORP                                           37,051
         95      * MSC.SOFTWARE CORP                                       1,781
        252        NATIONAL SERVICE INDUSTRIES, INC                        5,687
         48      * NAVARRE CORP                                               58
        140      * NAVIGANT CONSULTING CO                                  1,148
        145      * NCO GROUP, INC                                          4,484
        146        NEW ENGLAND BUSINESS SERVICES, INC                      2,803
         36      * NEXTERA ENTERPRISES, INC (CLASS A)                         16
         79      * OFFSHORE LOGISTICS, INC                                 1,501
         52      * PFSWEB, INC                                                54
        280        PITTSTON CO                                             6,241
         73      * PREPAID LEGAL SERVICES, INC                             1,606
         17      * PRIVATE BUSINESS, INC                                      14
         56      * PROQUEST CO                                             1,736
         35      * PROVANT, INC                                               63
        226      * R.H. DONNELLEY CORP                                     7,232
        163      * RENT-WAY, INC                                           1,776
      1,029      * ROBERT HALF INTERNATIONAL, INC                         25,611
         64        ROLLINS, INC                                            1,274
         17      * RWD TECHNOLOGIES, INC                                      54
         66      * SCHOOL SPECIALTY, INC                                   1,706
      1,969        SERVICEMASTER CO                                       23,628
        306      * SPHERION CORP                                           2,738
         65        STAFF LEASING, INC                                        247
        147        STANDARD REGISTER CO                                    2,719
        144        STANDEX INTERNATIONAL CORP                              3,398
         27      * STARTEK, INC                                              610
         38        STRAYER EDUCATION, INC                                  1,852
        100      * SYMYX TECHNOLOGIES, INC                                 2,629
         52        TALX CORP                                               2,077
         25      * TEJON RANCH CO                                            681
        183      * TELETECH HOLDINGS, INC                                  1,645
        500      * TERREMARK WORLDWIDE, INC                                  750
        872        TEXTRON, INC                                           47,994
        504      * TMP WORLDWIDE, INC                                     29,791
         10      * TOWNE SERVICES, INC                                         8
         16      * TRADESTATION GROUP, INC                                    84
        107      * TRAVELOCITY.COM, INC                                    3,284
        538      * U.S. INDUSTRIES, INC                                    2,205
        100      * UNIROYAL TECHNOLOGY CORP                                  850
        222      * UNITED STATIONERS, INC                                  7,006
      3,139        UNITED TECHNOLOGIES CORP                              229,963
         13      * VALLEY MEDIA, INC                                          20
        346        VALSPAR CORP                                           12,283
        531        VIAD CORP                                              14,018
        159        WALTER INDUSTRIES, INC                                  1,892
          4     b* WORLDWIDE XCEED GROUP, INC                                  0
                                                                    ------------
                   TOTAL OTHER                                         1,271,011
                                                                    ------------

PRODUCER DURABLES--5.98%
        208      * ACTIVE POWER, INC                                       3,469
        524        AGCO CORP                                               4,794
        896      * ALLIED WASTE INDUSTRIES, INC                           16,737
        134        AMERICAN STATES WATER CO                                4,556
        517        AMERICAN WATER WORKS CO, INC                           17,045
        221        AMETEK, INC                                             6,751
         79        APPLIED INDUSTRIAL TECHNOLOGIES, INC                    1,497
         55      * ASTEC INDUSTRIES, INC                                     948
        644      * AXCELIS TECHNOLOGIES, INC                               9,531
        222        BALDOR ELECTRIC CO                                      4,744
        116      * BLOUNT INTERNATIONAL, INC                                 290
        103        BMC INDUSTRIES, INC                                       618
        144        BRIGGS & STRATTON CORP                                  6,062
        142      * BROOKS AUTOMATION, INC                                  6,546
        144        CALIFORNIA WATER SERVICE GROUP                          3,693
         38      * CASELLA WASTE SYSTEMS, INC (CLASS A)                      475
         35      * CATAYTICA ENERGY SYSTEMS                                  759
      2,290        CATERPILLAR, INC                                      114,614
         70      * CMI CORP (CLASS A)                                        196
        231      * COGNEX CORP                                             7,819
         76      * COINSTAR, INC                                           1,691
        609        COOPER INDUSTRIES, INC                                 24,110
        286      * COVANTA ENERGY CORP                                     5,279
        304        CUMMINS, INC                                           11,764
         61      * CUNO, INC                                               1,830
      1,580        DEERE & CO                                             59,803
        344      * DYCOM INDUSTRIES, INC                                   7,887
        459        EATON CORP                                             32,175
      2,880        EMERSON ELECTRIC CO                                   174,240
        274        FEDERAL SIGNAL CORP                                     6,430
        241      * FLOWSERVE CORP                                          7,410
         17        FRANKLIN ELECTRIC CO, INC                               1,290
        200      * FUELCELL ENERGY, INC                                    4,618
         98      * GARDNER DENVER, INC                                     2,013
        285        GATX CORP                                              11,428
     66,349        GENERAL ELECTRIC CO                                 3,234,514
        146      * GENLYTE GROUP, INC                                      4,512
        480        GRAINGER (W.W.), INC                                   19,755
         53      * GRAPHIC PACKAGING INTERNATIONAL CORP                      251
        251        HARSCO CORP                                             6,809
        152      * HEADWATERS, INC                                         2,432
        342        HUBBELL, INC (CLASS B)                                  9,918
        100      * IBIS TECHNOLOGY CORP                                    1,103
        212        IDEX CORP                                               7,208
      1,549        ILLINOIS TOOL WORKS, INC                               98,051


                                               See notes to financial statements
58   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
PRODUCER DURABLES--(CONTINUED)
      1,016        INGERSOLL-RAND CO                                $     41,859
        161      * IONICS, INC                                             5,071
         86      * IT GROUP, INC                                             546
        266        JLG INDUSTRIES, INC                                     3,285
        216        KAYDON CORP                                             5,540
        206        KENNAMETAL, INC                                         7,601
         22        LAWSON PRODUCTS, INC                                      644
        241        LINCOLN ELECTRIC HOLDINGS, INC                          5,475
        147        LINDSAY MANUFACTURING CO                                2,793
         74      * LITTELFUSE, INC                                         1,982
         91      * MAGNETEK, INC                                           1,137
        198        MANITOWOC CO, INC                                       5,841
         36      * MAXWELL TECHNOLOGIES, INC                                 802
        187      * MECHANICAL TECHNOLOGY, INC                              1,348
        118        MILACRON, INC                                           1,849
        150      * MILLER INDUSTRIES, INC                                    141
         36        MINE SAFETY APPLIANCES CO                               1,233
      2,668        MINNESOTA MINING & MANUFACTURING CO                   304,418
         24        NACCO INDUSTRIES, INC (CLASS A)                         1,871
        191      * NATIONAL INSTRUMENTS CORP                               6,197
        446      * NAVISTAR INTERNATIONAL CORP                            12,545
        460      * NEWPARK RESOURCES, INC                                  5,106
        217        NEWPORT NEWS SHIPBUILDING, INC                         13,291
        206        NORDSON CORP                                            4,801
        516        PACCAR, INC                                            26,532
        828        PARKER HANNIFIN CORP                                   35,140
        292        PHILADELPHIA SUBURBAN CORP                              7,446
        100      * PHOTON DYNAMICS, INC                                    3,140
      1,645        PITNEY BOWES, INC                                      69,287
        100      * PLUG POWER, INC                                         2,153
        364      * POWER-ONE, INC                                          6,056
        200      * QUANTA SERVICES, INC                                    4,408
        104      * RAYOVAC CORP                                            2,215
         79        REGAL-BELOIT CORP                                       1,643
      1,138      * REPUBLIC SERVICES, INC (CLASS A)                       22,589
         30        ROBBINS & MYERS, INC                                      846
        980        ROCKWELL INTERNATIONAL CORP                            37,357
        214        ROPER INDUSTRIES, INC                                   8,934
        243    b * SAFETY-KLEEN CORP                                          53
         45        SAUER-DANFOSS, INC                                        425
          8        SJW CORP                                                  684
        124      * SPS TECHNOLOGIES, INC                                   5,877
         25        STARRETT (L.S.) CO (CLASS A)                              512
        205        STEWART & STEVENSON SERVICES, INC                       6,765
        167        TECUMSEH PRODUCTS CO (CLASS A)                          8,266
        243        TELEFLEX, INC                                          10,692
         34        TENNANT CO                                              1,360
        193      * TEREX CORP                                              4,091
        229      * TETRA TECH, INC                                         6,228
         79      * TETRA TECHNOLOGIES, INC                                 1,931
      1,209      * THERMO ELECTRON CORP                                   26,622
         23      * THERMO FIBERTEK, INC                                       66
        418        THOMAS & BETTS CORP                                     9,225
        290        TIMKEN CO                                               4,912
         60        TITAN INTERNATIONAL, INC                                  244
         85        TORO CO                                                 3,820
        349        TRINITY INDUSTRIES, INC                                 7,154
         50      * U.S. LIQUIDS, INC                                         230
        119      * U.S. PLASTIC LUMBER CORP                                  146
        160      * UNOVA, INC                                              1,100
        190      * VALENCE TECHNOLOGY, INC                                 1,221
         66        VALMONT INDUSTRIES, INC                                 1,201
        160        WABTEC CORP                                             2,400
         59      * WASTE CONNECTIONS, INC                                  1,864
         11      * WASTE HOLDINGS, INC                                        83
      4,218        WASTE MANAGEMENT, INC                                 129,998
         63        WATTS INDUSTRIES, INC (CLASS A)                         1,067
      4,501        XEROX CORP                                             43,074
                                                                    ------------
                   TOTAL PRODUCER DURABLES                             4,892,098
                                                                    ------------
TECHNOLOGY--19.67%
      2,299      * 3COM CORP                                              10,920
         78      * 3DFX INTERACTIVE, INC                                      26
        100      * ACT MANUFACTURING, INC                                  1,094
        149      * ACTEL CORP                                              3,657
      1,271      * ACTERNA CORP                                           13,981
        115      * ACTIVISION, INC                                         4,513
        386      * ACTUATE CORP                                            3,686
        521      * ACXIOM CORP                                             6,819
        684      * ADAPTEC, INC                                            6,798
        220      * ADAPTIVE BROADBAND CORP                                    77
      5,178      * ADC TELECOMMUNICATIONS, INC                            34,174
      1,605        ADOBE SYSTEMS, INC                                     75,435
         75      * ADTRAN, INC                                             1,537
        346      * ADVANCED DIGITAL INFORMATION CORP                       5,985
        139      * ADVANCED ENERGY INDUSTRIES, INC                         5,736
        472      * ADVANCED FIBRE COMMUNICATIONS, INC                      9,912
      2,112      * ADVANCED MICRO DEVICES, INC                            60,994
        194      * ADVENT SOFTWARE, INC                                   12,319

        372      * AEROFLEX, INC                                           3,906
        100      * AETHER SYSTEMS, INC                                       885
        234      * AFFILIATED COMPUTER SERVICES, INC (CLASS A)            16,826
      4,001      * AGERE SYSTEMS, INC (CLASS A)                           30,007
        200      * AGILE SOFTWARE CORP                                     3,400
      3,073      * AGILENT TECHNOLOGIES, INC                              99,872
        320      * AKAMAI TECHNOLOGIES, INC                                2,936
        292      * ALLIANCE SEMICONDUCTOR CORP                             3,509
        226      * ALPHA INDUSTRIES, INC                                   6,678
         50      * ALPINE GROUP, INC                                          80
      2,438      * ALTERA CORP                                            70,702
        258      * AMERICAN MANAGEMENT SYSTEMS, INC                        6,088
      1,111      * AMERICAN POWER CONVERSION CORP                         17,498
        134      * AMERICAN SUPERCONDUCTOR CORP                            3,457
        841      * AMKOR TECHNOLOGY, INC                                  18,586
        222      * AMPHENOL CORP (CLASS A)                                 8,891
         42      * ANACOMP, INC                                                2
        201      * ANADIGICS, INC                                          4,623
      2,280      * ANALOG DEVICES, INC                                    98,610
         23        ANALOGIC CORP                                           1,047
        200      * ANAREN MICROWAVE, INC                                   4,000
        609      * ANDREW CORP                                            11,236
         95     b* ANICOM, INC                                                 0
         80      * ANIXTER INTERNATIONAL, INC                              2,456
        202      * ANSWERTHINK, INC                                        2,017
        190      * ANTEC CORP                                              2,356
        100      * APAC CUSTOMER SERVICES, INC                               317
      2,367      * APPLE COMPUTER, INC                                    55,032
         24      * APPLIED GRAPHICS TECHNOLOGIES, INC                         28
      5,402      * APPLIED MATERIALS, INC                                265,238
      1,810      * APPLIED MICRO CIRCUITS CORP                            31,132
        235      * ARBITRON, INC                                           5,663
        200      * AREMISSOFT CORP                                         3,240
      1,200      * ARIBA, INC                                              6,600
        661      * ARROW ELECTRONICS, INC                                 16,055
        300      * ART TECHNOLOGY GROUP, INC                               1,740
        226      * ARTESYN TECHNOLOGIES, INC                               2,915
         94      * ASHTON TECHNOLOGY GROUP, INC                               92
        140      * ASIAINFO HOLDINGS, INC                                  2,765
        279      * ASPECT COMMUNICATIONS CORP                              1,950
        195      * ASPEN TECHNOLOGY, INC                                   4,719
         80      * ASTROPOWER, INC                                         4,171
        213      * ASYST TECHNOLOGIES, INC                                 2,875


                           2001 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   59
See notes to financial statements

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
 TECHNOLOGY--(CONTINUED)
      2,710      * ATMEL CORP                                       $     36,557
        176      * ATMI, INC                                               5,280
        100      * AUDIOVOX CORP (CLASS A)                                 1,110
        301      * AUSPEX SYSTEMS, INC                                     2,149
        307        AUTODESK, INC                                          11,451
      4,173        AUTOMATIC DATA PROCESSING, INC                        207,398
        245      * AVANT! CORP                                             3,258
      1,891      * AVAYA, INC                                             25,906
        665        AVERY DENNISON CORP                                    33,948
        327      * AVICI SYSTEMS, INC                                      2,802
        184      * AVID TECHNOLOGY, INC                                    2,888
        795        AVNET, INC                                             17,823
        334      * AVOCENT CORP                                            7,598
        262        AVX CORP                                                5,502
         61      * AWARE, INC                                                549
        162      * AXT, INC                                                4,325
        213      * BARRA, INC                                              8,338
      2,034      * BEA SYSTEMS, INC                                       62,464
         71        BEI TECHNOLOGIES, INC                                   1,917
         57        BEL FUSE, INC (CLASS B)                                 1,895
        192        BELDEN, INC                                             5,136
         61      * BENCHMARK ELECTRONICS, INC                              1,485
        375      * BISYS GROUP, INC                                       22,125
        172      * BLACK BOX CORP                                         11,585
      1,538      * BMC SOFTWARE, INC                                      34,666
        400      * BORLAND SOFTWARE CORP                                   6,240
        201      * BRIGHTPOINT, INC                                          582
         68      * BRIO TECHNOLOGY, INC                                      496
      1,219      * BROADCOM CORP (CLASS A)                                52,124
      1,230      * BROADVISION, INC                                        6,150
      1,422      * BROCADE COMMUNICATIONS SYSTEMS, INC                    62,553
        141      * BROOKTROUT, INC                                         1,088
        100      * BSQUARE CORP                                            1,051
        196        C&D TECHNOLOGIES, INC                                   6,076
        259      * CABLE DESIGN TECHNOLOGIES CORP                          4,185
      1,222      * CABLETRON SYSTEMS, INC                                 27,922
        100      * CACHEFLOW, INC                                            493
        135      * CACI INTERNATIONAL, INC (CLASS A)                       6,345
      1,617      * CADENCE DESIGN SYSTEMS, INC                            30,124
        100      * CALIFORNIA AMPLIFIER, INC                                 405
        193      * CAMBRIDGE TECHNOLOGY PARTNERS, INC                        683
        100      * CARREKER CORP                                           2,150
         36      * CARRIER ACCESS CORP                                       287
        193      * C-COR.NET CORP                                          2,316
        100      * CELERITEK, INC                                          1,495
         29      * CELLSTAR CORP                                              62
        140      * CENTILLIUM COMMUNICATIONS, INC                          3,463
        141      * CENTRA SOFTWARE, INC                                    2,395
        778      * CERIDIAN CORP (NEW)                                    14,914
         61      * CHART INDUSTRIES, INC                                     219
        437      * CHECKFREE CORP                                         15,325
        208      * CHECKPOINT SYSTEMS, INC                                 3,702
        216      * CHIPPAC, INC                                            2,255
        188     b* CHS ELECTRONICS, INC                                        0
        170      * CIBER, INC                                              1,615
      2,192      * CIENA CORP                                             83,296
        547      * CIRRUS LOGIC, INC                                      12,597
     48,710      * CISCO SYSTEMS, INC                                    886,522
      1,236      * CITRIX SYSTEMS, INC                                    43,136
        115      * CLARENT CORP                                            1,056
      1,527      * CMGI, INC                                               4,581
        699      * CNET NETWORKS, INC                                      9,087
         75        COHU, INC                                               1,687
      1,260      * COMMERCE ONE, INC                                       7,358
        281      * COMMSCOPE, INC                                          6,603
     11,378        COMPAQ COMPUTER CORP                                  176,245
         79      * COMPUCOM SYSTEMS, INC                                     213
      3,015        COMPUTER ASSOCIATES INTERNATIONAL, INC                108,540
        188      * COMPUTER NETWORK TECHNOLOGY CORP                        1,994
      1,169      * COMPUTER SCIENCES CORP                                 40,447
         61        COMPUTER TASK GROUP, INC                                  222
      2,170      * COMPUWARE CORP                                         30,358
          8        COMPX INTERNATIONAL, INC                                   95
      1,126      * COMVERSE TECHNOLOGY, INC                               64,294
        100      * CONCORD CAMERA CORP                                       590
      1,616      * CONCORD EFS, INC                                       84,048
        395      * CONCURRENT COMPUTER CORP                                2,765
      1,626      * CONEXANT SYSTEMS, INC                                  14,552
        100      * CONVERA CORP                                              473
      1,138      * CONVERGYS CORP                                         34,424
        231      * COPPER MOUNTAIN NETWORKS, INC                             947
      6,234        CORNING, INC                                          104,170
      1,690      * CORVIS CORP                                             7,419
         44      * COTELLIGENT, INC                                           32
        711      * COVAD COMMUNICATIONS GROUP, INC                           718
         89      * COVANSYS CORP                                           1,005
        362      * CREDENCE SYSTEMS CORP                                   8,774
        390      * CREE, INC                                              10,196
        333      * CSG SYSTEMS INTERNATIONAL, INC                         18,901
        204        CTS CORP                                                4,182

         20        CUBIC CORP                                                631
         66     b* CYBERCASH, INC                                              6
        206      * CYMER, INC                                              5,209
        820      * CYPRESS SEMICONDUCTOR CORP                             19,557
        100      * DATA RETURN CORP                                          175
         60      * DATASTREAM SYSTEMS, INC                                   480
        276      * DDI CORP                                                5,520
         66      * DELIA*S CORP (CLASS A)                                    528
     15,039      * DELL COMPUTER CORP                                    393,269
        476        DELUXE CORP                                            13,756
        100      * DIAMONDCLUSTER INTERNATIONAL, INC                       1,273
         24      * DICE, INC                                                  52
        567        DIEBOLD, INC                                           18,229
        200      * DIGEX, INC                                              2,600
        100      * DIGIMARC CORP                                           2,415
        100      * DIGITAL INSIGHT CORP                                    2,210
        600      * DIGITAL ISLAND, INC                                     2,052
        100      * DIGITAL LIGHTWAVE, INC                                  3,696
        200      * DITECH COMMUNICATIONS CORP                              1,484
        456      * DMC STRATEX NETWORKS, INC                               4,560
        243      * DOCENT, INC                                             2,430
        210      * DOCUMENTUM, INC                                         2,713
        727      * DOUBLECLICK, INC                                       10,148
        195      * DSP GROUP, INC                                          4,182
        450      * DST SYSTEMS, INC                                       23,715
        500      * E.PIPHANY, INC                                          5,080
        492      * EARTHLINK, INC                                          6,937
        913      * EBAY, INC                                              62,531
         70      * ECHELON CORP                                            2,153
        252      * EFUNDS CORP                                             4,687
        200      * ELANTEC SEMICONDUCTOR, INC                              6,758
        199      * ELECTRO SCIENTIFIC INDUSTRIES, INC                      7,581
         75      * ELECTROGLAS, INC                                        1,327
        817      * ELECTRONIC ARTS, INC                                   47,304
      3,120        ELECTRONIC DATA SYSTEMS CORP                          195,000
        285      * ELECTRONICS FOR IMAGING, INC                            8,407
     14,773      * EMC CORP                                              429,155
        200      * EMCORE CORP                                             6,150
        646      * EMULEX CORP                                            26,098
        100      * ENGAGE, INC                                                73
        262      * ENTEGRIS, INC                                           2,999


                                               See notes to financial statements
60   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
TECHNOLOGY--(CONTINUED)
         25      * ENTRADA NETWORKS, INC                            $         17
        160      * ENTRUST, INC                                            1,134
         54      * EPICOR SOFTWARE CORP                                       72
        933        EQUIFAX, INC                                           34,222
         16      * ESHARE COMMUNICATIONS, INC                                 20
        100      * ESPEED, INC (CLASS A)                                   2,200
         98      * ESS TECHNOLOGY, INC                                       588
         65      * ESTERLINE TECHNOLOGIES CORP                             1,413
        332      * EXAR CORP                                               6,560
        100      * EXCEL TECHNOLOGY, INC                                   2,208
      1,520      * AT HOME CORP SERIES A                                   3,252
      2,848      * EXODUS COMMUNICATIONS, INC                              5,866
        603      * EXTREME NETWORKS, INC                                  17,788
        145      * F.Y.I., INC                                             5,945
        100      * F5 NETWORKS, INC                                        1,757
        107        FAIR ISSAC & CO, INC                                    6,614
        662      * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                    (CLASS A)                                             15,226
        100      * FEI CO                                                  4,100
        222      * FILENET CORP                                            3,285
        701      * FINISAR CORP                                           13,094
      2,664        FIRST DATA CORP                                       171,162
        862      * FISERV, INC                                            55,150
        500      * FOUNDRY NETWORKS, INC                                   9,990
        166      * FREEMARKETS, INC                                        3,320
        193      * FSI INTERNATIONAL, INC                                  2,702
        429        GALILEO INTERNATIONAL, INC                             13,942
      1,166      * GATEWAY, INC                                           19,180
        216        GENERAL CABLE CORP                                      4,006
        214      * GENERAL SEMICONDUCTOR, INC                              2,238
        101      * GENRAD, INC                                               606
      1,008      * GENUITY, INC                                            3,144
        100      * GENZYME TRANSGENICS CORP                                  994
         74      * GERBER SCIENTIFIC, INC                                    810
         25      * GLOBAL IMAGING SYSTEMS, INC                               262
        182        GLOBAL PAYMENTS, INC                                    5,478
        200      * GLOBESPAN, INC                                          2,920
        200      * GOTO.COM, INC                                           3,890
        115      * GRIFFON CORP                                            1,265
        283      * HARMONIC, INC                                           2,830
        398        HARRIS CORP                                            10,829
         42      * HEARME                                                     17
        184        HELIX TECHNOLOGY CORP                                   5,608
     10,651        HEWLETT-PACKARD CO                                    304,618
         26      * HI/FN, INC                                                393
        192      * HNC SOFTWARE, INC                                       4,800
        400      * HOMESTORE.COM, INC                                     13,984
        427        HON INDUSTRIES, INC                                    10,341
        193      * HUTCHINSON TECHNOLOGY, INC                              3,676
        221      * HYPERION SOLUTIONS CORP                                 3,315
      1,814      * I2 TECHNOLOGIES, INC                                   35,917
         86      * IDENTIX, INC                                              537
        100      * II-VI, INC                                              1,750
        961        IKON OFFICE SOLUTIONS, INC                              9,417
        237      * IMATION CORP                                            5,972
         74      * IMRGLOBAL CORP                                            808
        162     b* INACOM CORP                                                 0
         22      * INET TECHNOLOGIES, INC                                    180
        285      * INFOCUS CORP                                            5,811
         27      * INFOGRAMES, INC                                           205
        200      * INFONET SERVICES CORP (CLASS B)                         1,700
        328      * INFORMATICA CORP                                        5,694
        180      * INFORMATION RESOURCES, INC                              1,861
      2,048      * INFORMIX CORP                                          11,960
      1,314      * INFOSPACE, INC                                          5,045
        430      * INGRAM MICRO, INC (CLASS A)                             6,230
        568      * INKTOMI CORP                                            5,447
         56      * INNOVEX, INC                                              205
        100      * INTEGRATED CIRCUIT SYSTEMS, INC                         1,920
        719      * INTEGRATED DEVICE TECHNOLOGY, INC                      22,785
     44,984        INTEL CORP                                          1,315,782
        200      * INTELIDATA TECHNOLOGIES CORP                            1,180
        100      * INTERCEPT GROUP, INC                                    3,800
        383      * INTERDIGITAL COMMUNICATIONS CORP                        5,074
        263      * INTERGRAPH CORP                                         4,050
        115      * INTERLOGIX, INC                                         4,197
         88      * INTERMAGNETICS GENERAL CORP                             2,851
        400      * INTERNAP NETWORK SERVICES CORP                          1,308
     11,587        INTERNATIONAL BUSINESS MACHINES CORP                1,309,331
        388      * INTERNATIONAL RECTIFIER CORP                           13,230
      1,000      * INTERNET CAPITAL GROUP, INC                             2,000
        231      * INTERNET SECURITY SYSTEMS, INC                         11,217
        680      * INTERSIL CORP (CLASS A)                                24,752
         78        INTER-TEL, INC                                            928
        300      * INTERTRUST TECHNOLOGIES CORP                              360
        221      * INTERVOICE-BRITE, INC                                   2,431
          2      * INTERWORLD CORP                                             4
        500      * INTERWOVEN, INC                                         8,450
      1,184      * INTUIT, INC                                            47,348
      1,816      * IOMEGA CORP                                             4,340

        225      * IRON MOUNTAIN, INC                                     10,089
        279      * IXIA                                                    5,301
        643      * J.D. EDWARDS & CO                                       9,092
          2      * J2 GLOBAL COMMUNICATIONS, INC                               8
        877      * JABIL CIRCUIT, INC                                     27,064
        502        JACK HENRY & ASSOCIATES, INC                           15,562
         77      * JDA SOFTWARE GROUP, INC                                 1,278
      7,559      * JDS UNIPHASE CORP                                      96,377
      1,659      * JUNIPER NETWORKS, INC                                  51,594
        631      * KANA SOFTWARE, INC                                      1,287
        412      * KEANE, INC                                              9,064
        100        KEITHLEY INSTRUMENTS, INC                               2,130
        588      * KEMET CORP                                             11,648
        100      * KEYNOTE SYSTEMS, INC                                    1,095
         36      * KFORCE, INC                                               234
      1,253      * KLA-TENCOR CORP                                        73,262
        326      * KOPIN CORP                                              3,957
        750      * KPMG CONSULTING, INC                                   11,512
        144      * KRONOS, INC                                             5,896
        278      * KULICKE & SOFFA INDUSTRIES, INC                         4,770
        847      * LAM RESEARCH CORP                                      25,113
        642      * LATTICE SEMICONDUCTOR CORP                             15,664
        168      * LEARN2.COM, INC                                            33
         79      * LEARNING TREE INTERNATIONAL, INC                        1,813
        584      * LEGATO SYSTEMS, INC                                     9,314
        855      * LEXMARK INTERNATIONAL, INC                             57,498
        666      * LIBERATE TECHNOLOGIES                                   7,292
        159      * LIGHTBRIDGE, INC                                        3,084
        100      * LIGHTPATH TECHNOLOGIES, INC (CLASS A)                     890
      2,119        LINEAR TECHNOLOGY CORP                                 93,702
      2,369      * LSI LOGIC CORP                                         44,537
        360      * LTX CORP                                                9,201
     22,756        LUCENT TECHNOLOGIES, INC                              141,087
        411      * MACROMEDIA, INC                                         7,398
        200      * MACROVISION CORP                                       13,700
        345      * MAIL-WELL, INC                                          1,466
          4      * MAJOR AUTOMOTIVE COS, INC                                   8
         78      * MANHATTAN ASSOCIATES, INC                               3,100
        454      * MANUGISTICS GROUP, INC                                 11,395
         66      * MAPICS, INC                                               396
        100      * MAPINFO CORP                                            2,200


See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 61

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
TECHNOLOGY--(CONTINUED)
        717     b* MARCHFIRST, INC                                  $          2
         69      * MARKETING SERVICES GROUP, INC                              56
        115      * MASTEC, INC                                             1,518
        160      * MATRIXONE, INC                                          3,710
      2,064      * MAXIM INTEGRATED PRODUCTS, INC                         91,249
      1,087      * MAXTOR CORP                                             5,706
        222      * MCDATA CORP (CLASS A)                                   3,896
        137      * MCSI, INC                                               2,075
        225      * MEMC ELECTRONIC MATERIALS, INC                          1,721
        442      * MENTOR GRAPHICS CORP                                    7,735
        122      * MERCURY COMPUTER SYSTEMS, INC                           5,380
        509      * MERCURY INTERACTIVE CORP                               30,489
         10      * MERISEL, INC                                               19
        109      * MESSAGEMEDIA, INC                                          59
        100      * METASOLV, INC                                             793
        236        METHODE ELECTRONICS, INC (CLASS A)                      2,029
         25      * METRO INFORMATION SERVICES, INC                           100
        283      * METTLER-TOLEDO INTERNATIONAL, INC                      12,239
        416      * MICREL, INC                                            13,728
        885      * MICROCHIP TECHNOLOGY, INC                              30,311
        558      * MICROMUSE, INC                                         15,618
        132      * MICRON ELECTRONICS, INC                                   209
      3,580      * MICRON TECHNOLOGY, INC                                147,138
        100      * MICROSEMI CORP                                          7,100
     29,145      * MICROSOFT CORP                                      2,127,585
        190      * MICROSTRATEGY, INC                                        532
        151      * MICROTUNE, INC                                          3,322
        100      * MICROVISION, INC                                        2,121
        244      * MIPS TECHNOLOGIES, INC (CLASS A)                        4,221
         95      * MIPS TECHNOLOGIES, INC (CLASS B)                          912
        125      * MKS INSTRUMENTS, INC                                    3,600
        983        MOLEX, INC                                             35,908
     14,712        MOTOROLA, INC                                         243,630
        104      * MRO SOFTWARE, INC                                       1,643
        478      * MRV COMMUNICATIONS, INC                                 4,469
         79        MTS SYSTEMS CORP                                        1,089
        151      * MULTEX.COM, INC                                         2,453
        228        NATIONAL DATA CORP                                      7,387
         28      * NATIONAL PROCESSING, INC                                  784
      1,246      * NATIONAL SEMICONDUCTOR CORP                            36,283
        100      * NAVISITE, INC                                             145
        652      * NCR CORP                                               30,644
         95      * NEOMAGIC CORP                                             304
        100      * NET2PHONE, INC                                            600
        250      * NETEGRITY, INC                                          7,500
        265      * NETIQ CORP                                              8,291
        129      * NETOPIA, INC                                              792
        200      * NETRO CORP                                                848
        100      * NETSCOUT SYSTEMS, INC                                     650
      1,911      * NETWORK APPLIANCE, INC                                 26,180
        924      * NETWORK ASSOCIATES, INC                                11,503
        148      * NETWORK PERIPHERALS, INC                                1,731
        302      * NEW FOCUS, INC                                          2,491
        200        NEWPORT CORP                                            5,300
        100      * NEXT LEVEL COMMUNICATIONS, INC                            675
        200      * NMS COMMUNICATIONS CORP                                 1,400
        365      * NOVA CORP (GEORGIA)                                    11,479
        100      * NOVADIGM, INC                                           1,125
      1,954      * NOVELL, INC                                            11,118
        892      * NOVELLUS SYSTEMS, INC                                  50,656
        141      * NUANCE COMMUNICATIONS, INC                              2,540
        100      * NUCENTRIX BROADBAND NETWORKS, INC                         775
        328      * NVIDIA CORP                                            30,422
        100      * NYFIX, INC                                              3,195
        300      * OAK TECHNOLOGY, INC                                     3,177
        100      * ON SEMICONDUCTOR CORP                                     455
        665      * ONI SYSTEMS CORP                                       18,553
        250      * ONYX SOFTWARE CORP                                      2,000
         46      * OPENTV CORP                                               646
      1,127      * OPENWAVE SYSTEMS, INC                                  39,106
        770      * OPLINK COMMUNICATIONS, INC                              2,887
         13      * OPTICAL CABLE CORP                                        130
     28,115      * ORACLE CORP                                           534,185
        100      * PACKETEER, INC                                          1,253
      3,823      * PALM, INC                                              23,205
      1,696      * PARAMETRIC TECHNOLOGY CORP                             23,727
        100        PARK ELECTROCHEMICAL CORP                               2,640
        158      * PAXAR CORP                                              2,275
        212      * PAXSON COMMUNICATIONS CORP                              2,862
      2,153        PAYCHEX, INC                                           86,120
        100      * PC-TEL, INC                                               921
        171      * PEGASUS SOLUTIONS, INC                                  1,975
        109      * PEGASYSTEMS, INC                                          371
      1,666      * PEOPLESOFT, INC                                        82,017
        942      * PEREGRINE SYSTEMS, INC                                 27,318
        100      * PERICOM SEMICONDUCTOR CORP                              1,572
        393      * PEROT SYSTEMS CORP (CLASS A)                            7,113
         97      * PERSONNEL GROUP OF AMERICA, INC                           133
         59      * PERVASIVE SOFTWARE, INC                                    86
        189      * PHOENIX TECHNOLOGIES LTD                                2,759

        181      * PHOTRONICS, INC                                         4,644
         53      * PICTURETEL CORP                                           296
        186        PIONEER-STANDARD ELECTRONICS, INC                       2,380
        100      * PIXELWORKS, INC                                         3,574
         68      * PLANAR SYSTEMS, INC                                     1,761
        235      * PLANTRONICS, INC                                        5,440
        332      * PLEXUS CORP                                            10,956
        249      * PLX TECHNOLOGY, INC                                     2,114
      1,113      * PMC-SIERRA, INC                                        34,580
        545      * POLYCOM, INC                                           12,584
        556      * PORTAL SOFTWARE, INC                                    2,296
        183      * POWER INTEGRATIONS, INC                                 2,854
        262      * POWERWAVE TECHNOLOGIES, INC                             3,799
        175      * PRI AUTOMATION, INC                                     3,241
         55      * PROBUSINESS SERVICES, INC                               1,460
         55      * PRODIGY COMMUNICATIONS CORP (CLASS A)                     312
        235      * PROFIT RECOVERY GROUP INTERNATIONAL, INC                2,693
        217      * PROGRESS SOFTWARE CORP                                  3,515
        220      * PROTON ENERGY SYSTEMS                                   2,640
        290      * PROXIM, INC                                             4,089
        177      * PTEK HOLDINGS, INC                                        463
         82      * PUBLICARD, INC                                             73
        200      * PUMATECH, INC                                             600
        629      * QLOGIC CORP                                            40,539
        141      * QRS CORP                                                2,340
      5,032      * QUALCOMM, INC                                         294,271
      1,527        QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP               15,407
        185      * QUEST SOFTWARE, INC                                     6,983
        100     b* QUINTUS CORP                                                9
         57      * RADIANT SYSTEMS, INC                                      918
        138      * RADISYS CORP                                            3,153
        100      * RAINBOW TECHNOLOGIES, INC                                 559
        580      * RAMBUS, INC                                             7,139
        349      * RARE MEDIUM GROUP, INC                                    143
      1,368      * RATIONAL SOFTWARE CORP                                 38,372
        793      * READ-RITE CORP                                          4,163
        443      * REALNETWORKS, INC                                       5,205
        179      * RED HAT, INC                                              716
        740      * REDBACK NETWORKS, INC                                   6,600
        195      * REMEDY CORP                                             6,786
        100      * RENAISSANCE LEARNING, INC                               5,059


                                               See notes to financial statements
62   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                         -------
TECHNOLOGY--(CONTINUED)
        138      * RENAISSANCE WORLDWIDE, INC                       $        183
        100      * RESEARCH FRONTIERS, INC                                 2,700
        314      * RETEK, INC                                             15,053
        366        REYNOLDS & REYNOLDS CO (CLASS A)                        8,033
        861      * RF MICRO DEVICES, INC                                  23,074
        158        ROGERS CORP                                             4,187
         96      * ROXIO, INC                                              1,248
        454      * RSA SECURITY, INC                                      14,051
        441      * S1 CORP                                                 6,174
        134      * SABA SOFTWARE, INC                                      2,198
        793      * SAFEGUARD SCIENTIFICS, INC                              4,076
        148      * SANCHEZ COMPUTER ASSOCIATES, INC                        1,961
        453      * SANDISK CORP                                           12,634
      2,102      * SANMINA CORP                                           49,207
        500      * SAPIENT CORP                                            4,875
        100      * SATCON TECHNOLOGY CORP                                  1,045
        192      * SAWTEK, INC                                             4,517
        100      * SBS TECHNOLOGIES, INC                                   1,892
         38      * SCANSOURSE, INC                                         1,801
        980      * SCI SYSTEMS, INC                                       24,990
      1,092        SCIENTIFIC-ATLANTA, INC                                44,335
        147      * SCM MICROSYSTEMS, INC                                   1,528
        100      * SEACHANGE INTERNATIONAL, INC                            1,803
        200      * SECURE COMPUTING CORP                                   3,142
        156      * SEEBEYOND TECHNOLOGY CORP                               1,872
        100      * SEMITOOL, INC                                           1,193
        440      * SEMTECH CORP                                           13,200
        465      * SENSORMATIC ELECTRONICS CORP                            7,905
        149      * SERENA SOFTWARE, INC                                    5,414
      2,530      * SIEBEL SYSTEMS, INC                                   118,657
        992      * SILICON GRAPHICS, INC                                   1,378
        200      * SILICON IMAGE, INC                                      1,000
        500      * SILICON STORAGE TECHNOLOGY, INC                         5,065
         22      * SILICONIX, INC                                            696
        100      * SILVERSTREAM SOFTWARE, INC                                705
        168      * SIPEX CORP                                              2,535
        164      * SITEL CORP                                                262
      4,050      * SOLECTRON CORP                                         74,115
        100      * SOMERA COMMUNICATIONS, INC                                716
        487      * SONICBLUE, INC                                          1,607
        200      * SONICWALL, INC                                          5,042
      1,004      * SONUS NETWORKS, INC                                    23,453
        100      * SORRENTO NETWORKS CORP                                  1,198
         51      * SOURCE MEDIA, INC                                           2
        100      * SPECTRALINK CORP                                        1,301
        160      * SPEECHWORKS INTERNATIONAL, INC                          2,512
        130      * SPSS, INC                                               2,055
         41      * SS&C TECHNOLOGIES, INC                                    254
        100      * STANDARD MICROSYSTEMS CORP                              1,790
        200      * STARBASE CORP                                             730
        129      * STARMEDIA NETWORK, INC                                    239
        651      * STORAGE TECHNOLOGY CORP                                 8,957
        389      * STORAGENETWORKS, INC                                    6,609
        356      * STRATOS LIGHTWAVE, INC                                  4,628
        235      * STRUCTURAL DYNAMICS RESEARCH CORP                       5,757
     21,737      * SUN MICROSYSTEMS, INC                                 341,705
      1,863      * SUNGARD DATA SYSTEMS, INC                              55,908
        100      * SUPERTEX, INC                                           1,234
        819      * SYBASE, INC                                            13,472
        922      * SYCAMORE NETWORKS, INC                                  8,593
        184      * SYKES ENTERPRISES, INC                                  2,024
        505      * SYMANTEC CORP                                          22,063
      1,573        SYMBOL TECHNOLOGIES, INC                               34,920
        250      * SYMMETRICOM, INC                                        3,660
        385      * SYNOPSYS, INC                                          18,630
         19      * SYNTEL, INC                                               146
        221      * SYSTEMS & COMPUTER TECHNOLOGY CORP                      2,000
        200      * TAKE-TWO INTERACTIVE SOFTWARE, INC                      3,710
         69      * TARANTELLA, INC                                           117
        396      * TECH DATA CORP                                         13,210
        202        TECHNITROL, INC                                         5,252
        304      * TEKELEC                                                 8,238
        534      * TEKTRONIX, INC                                         14,498
         48      * TELESCAN, INC                                              16
      2,667      * TELLABS, INC                                           51,419
      1,244      * TERADYNE, INC                                          41,176
        214      * TERAYON COMMUNICATION SYSTEMS, INC                      1,309
     11,575        TEXAS INSTRUMENTS, INC                                364,612
         42      * THEGLOBE.COM, INC                                           8
        100      * THERMA-WAVE, INC                                        1,907
         22      * THESTREET.COM, INC                                         33
        100      * THREE-FIVE SYSTEMS, INC                                 1,798
        426      * TIBCO SOFTWARE, INC                                     5,440
        339      * TITAN CORP                                              7,763
        100      * TIVO, INC                                                 550
        100      * TOLLGRADE COMMUNICATIONS, INC                           2,850
        242        TOTAL SYSTEM SERVICES, INC                              6,872
        223      * TRANSACTION SYSTEMS ARCHITECTS, INC                     3,177
        615      * TRANSMETA CORP                                          3,431
        590      * TRANSWITCH CORP                                         6,490

        180      * TRIMBLE NAVIGATION LTD                                  3,508
        522      * TRIQUINT SEMICONDUCTOR, INC                            11,745
        200      * TRIZETTO GROUP, INC                                     1,850
        144      * TUT SYSTEMS, INC                                          239
        270      * UCAR INTERNATIONAL, INC                                 3,226
        100      * ULTIMATE ELECTRONICS, INC                               3,242
         81      * ULTRATECH STEPPER, INC                                  2,077
         19      * UNIGRAPHICS SOLUTIONS, INC                                603
      2,167      * UNISYS CORP                                            31,876
        100      * UNIVERSAL ACCESS, INC                                     620
        100      * UNIVERSAL DISPLAY CORP                                  1,960
        100     b* U.S. INTERACTIVE, INC                                       1
        138     b* U.S. OFFICE PRODUCTS CO                                     1
         82      * USINTERNETWORKING, INC                                     98
        236      * UTSTARCOM, INC                                          5,498
        217      * VARIAN SEMICONDUCTOR EQUIPMENT
                     ASSOCIATES, INC                                       9,114
        200      * VEECO INSTRUMENTS, INC                                  7,950
      1,370      * VERISIGN, INC                                          82,213
      2,651      * VERITAS SOFTWARE CORP                                 176,371
        217      * VERITY, INC                                             4,329
        368      * VERTICALNET, INC                                          916
        200      * VIASYSTEMS GROUP, INC                                     602
         70      * VICOR CORP                                              1,141
        100      * VIEWPOINT CORP                                            850
      1,473      * VIGNETTE CORP                                          13,065
        200      * VIRATA CORP                                             2,370
         23        VIRCO MANUFACTURING CORP                                  236
        800      * VISHAY INTERTECHNOLOGY, INC                            18,400
         93      * VISUAL NETWORKS, INC                                      813
      1,293      * VITESSE SEMICONDUCTOR CORP                             27,204
        300      * VITRIA TECHNOLOGY, INC                                  1,032
        131      * VOLT INFORMATION SCIENCES, INC                          2,292
        247        WALLACE COMPUTER SERVICES, INC                          4,085
        100      * WATCHGUARD TECHNOLOGIES, INC                            1,025
        252      * WAVE SYSTEMS CORP (CLASS A)                             1,353
         81      * WAVO CORP                                                   2
        113      * WEBEX COMMUNICATIONS, INC                               3,012
        152      * WEBMETHODS, INC                                         3,219
        115      * WESCO INTERNATIONAL, INC                                1,046
      1,086      * WESTERN DIGITAL CORP                                    4,344
        398      * WIND RIVER SYSTEMS, INC                                 6,949
        100      * WIRELESS FACILITIES, INC                                  650
        100        WOODHEAD INDUSTRIES, INC                                1,700
      2,088      * XILINX, INC                                            86,109
        300      * XYBERNAUT CORP                                          1,440
      2,204      * YAHOO!, INC                                            44,057


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  63

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
TECHNOLOGY--(CONTINUED)
        192      * ZEBRA TECHNOLOGIES CORP (CLASS A)                $      9,431
         58      * ZIXIT CORP                                                530
        100      * ZORAN CORP                                              2,972
        100      * ZYGO CORP                                               2,225
                                                                    ------------
                   TOTAL TECHNOLOGY                                   16,079,180
                                                                    ------------
TRANSPORTATION--1.08%
         72      * ABC-NACO, INC                                              74
        283        AIRBORNE, INC                                           3,279
        312      * AIRTRAN HOLDINGS, INC                                   3,276
        193      * ALASKA AIR GROUP, INC                                   5,577
        224      * AMERICA WEST HOLDINGS CORP (CLASS B)                    2,233
      1,058      * AMR CORP                                               38,225
         13      * AMTRAN, INC                                               284
        100      * ARKANSAS BEST CORP                                      2,305
         71        ARNOLD INDUSTRIES, INC                                  1,374
        286      * ATLANTIC COAST AIRLINES HOLDINGS, INC                   8,577
        110      * ATLAS AIR WORLDWIDE HOLDINGS, INC                       1,557
        177      * BE AEROSPACE, INC                                       3,371
      2,621        BURLINGTON NORTHERN SANTA FE CORP                      79,075
        471        C.H. ROBINSON WORLDWIDE, INC                           13,136
        272        CNF, INC                                                7,684
         75      * CONSOLIDATED FREIGHTWAYS CORP                             672
        363      * CONTINENTAL AIRLINES, INC (CLASS B)                    17,877
         29      * COVENANT TRANSPORT, INC (CLASS A)                         361
      1,420        CSX CORP                                               51,460
        800        DELTA AIR LINES, INC                                   35,264
        205      * EGL, INC                                                3,579
        315        EXPEDITORS INTERNATIONAL OF
                   WASHINGTON, INC                                        18,899
      1,959      * FEDEX CORP                                             78,751
        157        FLORIDA EAST COAST INDUSTRIES, INC
                     (CLASS A)                                             5,557
         54      * FORWARD AIR CORP                                        1,617
        199      * FRONTIER AIRLINES, INC                                  2,252
         81      * HEARTLAND EXPRESS, INC                                  1,846
         24      * HUB GROUP, INC (CLASS A)                                  312
         80      * HUNT (J.B.) TRANSPORT SERVICES, INC                     1,460
        358      * KANSAS CITY SOUTHERN INDUSTRIES, INC                    5,656
         37      * KNIGHT TRANSPORTATION, INC                                760
         36      * LANDSTAR SYSTEM, INC                                    2,448
        135      * M.S. CARRIERS, INC                                      4,145
        214      * MESA AIR GROUP, INC                                     2,846
         46      * MESABA HOLDINGS, INC                                      424
         53      * MIDWEST EXPRESS HOLDINGS, INC                             919
      2,633        NORFOLK SOUTHERN CORP                                  54,503
        283      * NORTHWEST AIRLINES CORP (CLASS A)                       7,145
        195        OVERSEAS SHIPHOLDING GROUP, INC                         5,955
        148        ROADWAY CORP                                            3,517
        383        RYDER SYSTEM, INC                                       7,506
        890      * SABRE HOLDINGS CORP                                    44,500
        209        SHURGARD STORAGE CENTERS, INC (CLASS A)                 6,531
        358        SKYWEST, INC                                           10,024
      5,098        SOUTHWEST AIRLINES CO                                  94,262
        339      * SWIFT TRANSPORTATION CO, INC                            6,529
        221     b* TWA AIRLINES LLC                                            8
        456      * U.S. AIRWAYS GROUP, INC                                11,080
         23      * U.S. XPRESS ENTERPRISES, INC (CLASS A)                    162
        408        UAL CORP                                               14,341
      1,704        UNION PACIFIC CORP                                     93,566
      1,531        UNITED PARCEL SERVICE, INC (CLASS B)                   88,491
        200        USFREIGHTWAYS CORP                                      5,900
        216        WERNER ENTERPRISES, INC                                 5,238
        293      * WISCONSIN CENTRAL TRANSPORTATION CORP                   4,901
        150      * XTRA CORP                                               7,440
        194      * YELLOW CORP                                             3,682
                                                                    ------------
                   TOTAL TRANSPORTATION                                  882,413
                                                                    ------------
UTILITIES--9.26%
        356      * ADELPHIA BUSINESS SOLUTIONS, INC                        1,459
         91     b* ADVANCED RADIO TELECOM CORP                                 0
      2,849      * AES CORP                                              122,649
        314        AGL RESOURCES, INC                                      7,457
         78      * AIRGATE PCS, INC                                        4,056
        455      * ALAMOSA HOLDINGS, INC                                   7,416
        100      * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC                  915
        832        ALLEGHENY ENERGY, INC                                  40,144
        547      * ALLEGIANCE TELECOM, INC                                 8,199
        204      * ALLEN TELECOM, INC                                      3,060
        477        ALLETE, INC                                            10,732
        495        ALLIANT ENERGY CORP                                    14,429
      2,091        ALLTEL CORP                                           128,094
        917        AMEREN CORP                                            39,155
      2,149        AMERICAN ELECTRIC POWER CO, INC                        99,219
      1,125      * AMERICAN TOWER CORP (CLASS A)                          23,253
        117      * AQUILA, INC                                             2,884
        216      * ARCH WIRELESS, INC                                         35
     22,910        A T & T CORP                                          504,020

      5,344      * A T & T WIRELESS GROUP                                 87,374
        217        ATMOS ENERGY CORP                                       5,307
        338        AVISTA CORP                                             6,753
     12,543        BELLSOUTH CORP                                        505,106
        175        BLACK HILLS CORP                                        7,040
      1,419      * BROADWING, INC                                         34,694
      2,109      * CALPINE CORP                                           79,720
        142        CASCADE NATURAL GAS CORP                                3,024
        100      * CENTENNIAL COMMUNICATIONS CORP                          1,319
        925        CENTURYTEL, INC                                        28,027
        163        CH ENERGY GROUP, INC                                    7,163
      1,064        CINERGY CORP                                           37,186
      1,681      * CITIZENS COMMUNICATIONS CO                             20,222
        270        CLECO CORP                                              6,142
        890        CMS ENERGY CORP                                        24,786
        139      * COMMONWEALTH TELEPHONE ENTERPRISES, INC                 5,872
        610        CONECTIV, INC                                          13,176
      1,432        CONSOLIDATED EDISON, INC                               56,993
      1,163        CONSTELLATION ENERGY GROUP, INC                        49,543
      1,257      * CROWN CASTLE INTERNATIONAL CORP                        20,614
         70        CT COMMUNICATIONS, INC                                  1,299
        249      * CTC COMMUNICATIONS GROUP, INC                             761
        200      * DOBSON COMMUNICATIONS CORP (CLASS A)                    3,410
      1,674        DOMINION RESOURCES, INC                               100,657
        797        DPL, INC                                               23,081
        378        DQE, INC                                                8,505
      1,204        DTE ENERGY CO                                          55,913
      5,153        DUKE ENERGY CORP                                      201,018
      1,598        DYNEGY, INC (CLASS A)                                  74,307
        192     b* E.SPIRE COMMUNICATIONS, INC                                19
      2,107      * EDISON INTERNATIONAL                                   23,493
      3,396        EL PASO CORP                                          178,425
        324      * EL PASO ELECTRIC CO                                     5,180
         65        EMPIRE DISTRICT ELECTRIC CO                             1,344
        184        ENERGEN CORP                                            5,078
        794        ENERGY EAST CORP                                       16,602
      4,998        ENRON CORP                                            244,902
      1,288        ENTERGY CORP                                           49,446
        448        EQUITABLE RESOURCES, INC                               14,922
      2,116        EXELON CORP                                           135,677
      1,477        FIRSTENERGY CORP                                       47,500
        100      * FOCAL COMMUNICATIONS CORP                                 236
      1,175        FPL GROUP, INC                                         70,746
        242      * GENERAL COMMUNICATION, INC (CLASS A)                    2,928
        878      * GLOBAL TELESYSTEMS, INC                                   158
        806        GPU, INC                                               28,330
        221        HAWAIIAN ELECTRIC INDUSTRIES, INC                       8,442


                                               See notes to financial statements
64  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

    STATEMENT OF INVESTMENTS - EQUITY INDEX FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
UTILITIES--(CONTINUED)
        100        HICKORY TECH CORP                               $      1,600
        179     b* ICG COMMUNICATIONS, INC                                   16
        242        IDACORP, INC                                           8,440
        275      * IDT CORP                                               3,712
         75      * IDT CORP (CLASS B)                                       825
        200      * ILLUMINET HOLDINGS, INC                                6,290
        100      * IMPSAT FIBER NETWORKS, INC                               200
        381      * INTERMEDIA COMMUNICATIONS, INC                         5,676
        282      * ITC DELTACOM, INC                                      1,128
        433        KANSAS CITY POWER & LIGHT CO                          10,630
        904        KEYSPAN CORP                                          32,977
        556         KINDER MORGAN, INC                                   27,939
        139      * L-3 COMMUNICATIONS HOLDINGS, INC                      10,605
         71        LACLEDE GAS CO                                         1,803
        176      * LEAP WIRELESS INTERNATIONAL, INC                       5,332
      1,908      * LEVEL 3 COMMUNICATIONS, INC                           10,474
         61        MADISON GAS & ELECTRIC CO                              1,695
      3,516      * MCLEODUSA, INC (CLASS A)                              16,138
        415        MDU RESOURCES GROUP, INC                              13,130
        300      * METROCALL, INC                                            15
      2,412      * METROMEDIA FIBER NETWORK, INC (CLASS A)                4,920
      2,280      * MIRANT CORP                                           78,432
        715      * MONTANA POWER CO                                       8,294
        246        NATIONAL FUEL GAS CO                                  12,789
         19      * NEON COMMUNICATIONS, INC                                 132
        167        NEW JERSEY RESOURCES CORP                              7,548
        296      * NEWPOWER HOLDINGS, INC                                 2,664
      3,426      * NEXTEL COMMUNICATIONS, INC (CLASS A)                  59,955
        300      * NEXTEL PARTNERS, INC (CLASS A)                         4,656
      1,005      * NIAGARA MOHAWK HOLDINGS, INC                          17,778
        277        NICOR, INC                                            10,797
      1,336        NISOURCE, INC                                         36,512
        189      * NISOURCE, INC (SAILS)                                    447
         56        NORTH PITTSBURGH SYSTEMS, INC                            895
        995        NORTHEAST UTILITIES                                   20,646
        357     b* NORTHPOINT COMMUNICATIONS GROUP, INC                      16
        194        NORTHWEST NATURAL GAS CO                               4,830
        187        NORTHWESTERN CORP                                      4,188
        322      * NRG ENERGY, INC                                        7,109
        457        NSTAR                                                 19,449
        149      * NTELOS, INC                                            4,478
      1,151      * NTL, INC                                              13,869
        148        NUI CORP                                               3,415
        493        OGE ENERGY CORP                                       11,146
        438        ONEOK, INC                                             8,628
        187      * ORION POWER HOLDINGS                                   4,452
        190        OTTER TAIL CORP                                        5,272
         54     b* PACIFIC GATEWAY EXCHANGE, INC                              0
        234        PEOPLES ENERGY CORP                                    9,406
      2,546      * P G & E CORP                                          28,515
        217        PIEDMONT NATURAL GAS CO, INC                           7,707
        205      * PINNACLE HOLDINGS, INC                                 1,232
        619        PINNACLE WEST CAPITAL CORP                            29,340
        680        POTOMAC ELECTRIC POWER CO                             14,225
      1,041        PPL CORP                                              57,255
        63       * PRICE COMMUNICATIONS CORP                              3,290
      1,369        PROGRESS ENERGY, INC                                  61,495
        445      * PROGRESS ENERGY, INC- CVO                                200
        559     b* PSINET, INC                                               27
        236        PUBLIC SERVICE CO OF NEW MEXICO                        7,575
      1,396        PUBLIC SERVICE ENTERPRISE GROUP, INC                  68,264
        618        PUGENT ENERGY, INC                                    16,191
        510        QUESTAR CORP                                          12,627
      8,927        QWEST COMMUNICATIONS INTERNATIONAL, INC              284,503
        255      * RCN CORP                                               1,399
      1,720        RELIANT ENERGY, INC                                   55,401
        346      * RELIANT RESOURCES, INC                                 8,546
        237        RGS ENERGY GROUP, INC                                  8,887
        238      * RHYTHMS NETCONNECTIONS, INC                               24
        100      * RURAL CELLULAR CORP (CLASS A)                          4,530
        200      * SBA COMMUNICATIONS CORP                                4,950
     22,604        SBC COMMUNICATIONS, INC                              905,516
        658        SCANA CORP                                            18,687
         67        SEMCO ENERGY, INC                                      1,005
      1,405        SEMPRA ENERGY                                         38,412
        495      * SIERRA PACIFIC RESOURCES (NEW)                         7,915
        130        SOUTH JERSEY INDUSTRIES, INC                           4,049
      4,645        SOUTHERN CO                                          107,996
        241      * SOUTHERN UNION CO                                      4,916
        216        SOUTHWEST GAS CORP                                     5,114
        194      * SOUTHWESTERN ENERGY CO                                 2,376
        400      * SPECTRASITE HOLDINGS, INC                              2,896
      4,782        SPRINT CORP (FON GROUP)                              102,143
      4,317      * SPRINT CORP (PCS GROUP)                              104,255
        136     b* STAR TELECOMMUNICATIONS, INC                               4
        887        TECO ENERGY, INC                                      27,053
        390      * TELECORP PCS, INC (CLASS A)                            7,554
        341        TELEPHONE & DATA SYSTEMS, INC                         37,083
         83     b* TELIGENT, INC (CLASS A)                                   20
        471      * TIME WARNER TELECOM, INC (CLASS A)                    15,787

        270      * TRITON PCS HOLDINGS, INC (CLASS A)                    11,070
      1,714        TXU CORP                                              82,597
        103      * U.S. CELLULAR CORP                                     5,937
        289      * UBIQUITEL, INC                                         2,196
        220        UGI CORP                                               5,940
        154        UIL HOLDINGS CORP                                      7,482
        222        UNISOURCE ENERGY CORP HOLDING CO                       5,099
        202      * U.S. UNWIRED, INC (CLASS A)                            2,143
        850        UTILICORP UNITED, INC                                 25,967
        530        VECTREN CORP                                          10,971
     18,066        VERIZON COMMUNICATIONS, INC                          964,456
         53     b* VIATEL, INC                                                3
        139     b* WEBLINK WIRELESS, INC (CLASS A)                            4
        135      * WEST CORP                                              2,971
        257        WESTERN GAS RESOURCES, INC                             8,378
        556        WESTERN RESOURCES, INC                                11,954
        402      * WESTERN WIRELESS CORP (CLASS A)                       17,286
        275        WGL HOLDINGS, INC                                      7,455
      2,897      * WILLIAMS COMMUNICATIONS GROUP, INC                     8,546
      3,035        WILLIAMS COS, INC                                    100,003
        507     b* WINSTAR COMMUNICATIONS, INC                               25
        788        WISCONSIN ENERGY CORP                                 18,730
        270     b* WORLD ACCESS, INC                                         13
        767        WORLDCOM, INC (MCI GROUP)                             12,348
     19,308      * WORLDCOM, INC (WORLDCOM GROUP)                       274,173
        201        WPS RESOURCES CORP                                     7,085
      2,312        XCEL ENERGY, INC                                      65,776
      1,707      * XO COMMUNICATIONS, INC (CLASS A)                       3,277
                                                                   ------------
                   TOTAL UTILITIES                                    7,571,813
                                                                   ------------
                   TOTAL COMMON STOCK
                     (COST $91,168,540)                              81,594,924
                                                                   ------------
  PRINCIPAL
  --------
SHORT TERM INVESTMENT--0.51%
 U.S. GOVERNMENT AND AGENCY--0.51%
                   FEDERAL FARM CREDIT BANKS (FFCB)
   $415,000          3.940%, 07/02/01                              $    414,955
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $414,955)                                    414,955
                                                                   ------------
                   TOTAL PORTFOLIO--100.33%
                     (COST $91,584,803)                              82,010,254
                   OTHER ASSETS & LIABILITIES, NET--(0.33%)            (266,266)
                                                                   ------------
                   NET ASSETS--100.00%                              $81,743,988
                                                                   ============
---------------
*  Non-income producing
b  In bankruptcy

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  65

STATEMENT OF INVESTMENTS - SOCIAL CHOICE EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                          -------
COMMON STOCK--98.92%
 BASIC INDUSTRIES--2.13%
      4,113        AIR PRODUCTS & CHEMICALS, INC                    $    188,169
      3,362      * BIRMINGHAM STEEL CORP                                   3,496
      1,225        CABOT CORP                                             44,124
      6,464      * CROWN CORK & SEAL CO, INC                              24,240
      1,600        ECOLAB, INC                                            65,552
        205        FLEETWOOD ENTERPRISES, INC                              2,886
        534        FULLER (H.B.) CO                                       26,646
      4,928        MASCO CORP                                            123,002
        214        NCH CORP                                                8,367
      1,955        POLYONE CORP                                           20,351
      4,404        PPG INDUSTRIES, INC                                   231,518
        946        SCHULMAN (A.), INC                                     12,771
      1,906        SIGMA ALDRICH CORP                                     73,609
      3,471        SONOCO PRODUCTS CO                                     86,358
      8,516        STORA ENSO OYJ (SPON ADR)                              90,184
      1,900        VULCAN MATERIALS CO                                   102,125
         14        WD-40 CO                                                  365
      8,600        WORTHINGTON INDUSTRIES, INC                           116,960
                                                                    ------------
                   TOTAL BASIC INDUSTRIES                              1,220,723
                                                                    ------------
CONSUMER CYCLICAL--11.75%
     24,477      * AOL TIME WARNER, INC                                1,297,281
      2,630      * A T & T CORP-LIBERTY MEDIA GROUP (CLASS A)             45,998
         67        BANDAG, INC                                             1,829
      3,676      * CLEAR CHANNEL COMMUNICATIONS, INC                     230,485
      6,000      * COMCAST CORP (CLASS A) SPECIAL                        260,400
      1,251      * COX COMMUNICATIONS, INC (CLASS A)                      55,419
        962        DARDEN RESTAURANTS, INC                                26,839
      9,000        DELPHI AUTOMOTIVE SYSTEMS CORP                        143,370
     15,529        DISNEY (WALT) CO                                      448,632
        919        DOW JONES & CO, INC                                    54,873
      1,028        FEDERAL-MOGUL CORP                                      1,737
      2,896        GANNETT CO, INC                                       190,846
      4,091        GAP, INC                                              118,639
      4,230        GENUINE PARTS CO                                      133,245
        843        GRACO, INC                                             27,819
      3,000        HARLEY-DAVIDSON, INC                                  141,240
      3,400        INTERPUBLIC GROUP OF COS, INC                          99,790
      1,700        JOHNSON CONTROLS, INC                                 123,199
        399        KNIGHT RIDDER, INC                                     23,660
        700      * KOHLS CORP                                             43,911
      1,800        MARRIOTT INTERNATIONAL, INC (CLASS A)                 85,212
        319        MAY DEPARTMENT STORES CO                               10,928
     12,951        MCDONALD'S CORP                                       350,454
      2,299        MCGRAW-HILL COS, INC                                  152,078
        992        MODINE MANUFACTURING CO                                27,359
      1,025        NEW YORK TIMES CO (CLASS A)                            43,050
      1,920        NIKE, INC (CLASS B)                                    80,620
      1,905        OMNICOM GROUP, INC                                    163,830
        475        PENNEY, (J.C.) CO, INC                                 12,521
      1,159        SEARS, ROEBUCK & CO                                    49,037
      2,200      * STARBUCKS CORP                                         50,600
      5,094        SYSCO CORP                                            138,302
      3,754        TARGET CORP                                           129,888
      1,727        TRIBUNE CO                                             69,097
        758        V.F. CORP                                              27,576
     11,369      * VIACOM, INC (CLASS B)                                 588,344
      2,900        VISTEON CORP                                           53,302
     25,036        WAL-MART STORES, INC                                1,221,757
        260        WHIRLPOOL CORP                                         16,250
                                                                    ------------
                   TOTAL CONSUMER CYCLICAL                             6,739,417
                                                                    ------------
CONSUMER NON-CYCLICAL--9.64%
      2,694        ALBERTSON'S, INC                                       80,793
      1,725        AVON PRODUCTS, INC                                     79,833
        900      * BEST BUY CO, INC                                       57,168
      3,103        CAMPBELL SOUP CO                                       79,902
      2,023        CLOROX CO                                              68,478
     17,339        COCA-COLA CO                                          780,255
      1,462        COCA-COLA ENTERPRISES, INC                             23,903
      5,103        COLGATE-PALMOLIVE CO                                  301,025
      1,093      * COSTCO WHOLESALE CORP                                  44,900
      2,357        CVS CORP                                               90,980
      2,134        GENERAL MILLS, INC                                     93,426
      8,714        GILLETTE CO                                           252,618
      2,387        HASBRO, INC                                            34,492
      3,308        HEINZ (H.J.) CO                                       135,264
        882        HERSHEY FOODS CORP                                     54,428
     13,884        HOME DEPOT, INC                                       646,300
        223        INTERNATIONAL FLAVORS & FRAGRANCES, INC                 5,603
      3,064        KELLOGG CO                                             88,856
      4,739      * KROGER CO                                             118,475
      2,121        LOWE'S COS, INC                                       153,878
      4,742      * MATTEL, INC                                            89,718
        112        MCCORMICK & CO, INC (NON-VOTE)                          4,706
      2,667        NEWELL RUBBERMAID, INC                                 66,941
        950        PEPSI BOTTLING GROUP, INC                              38,095

     10,510        PEPSICO, INC                                          464,542
     11,085        PROCTER & GAMBLE CO                                   707,223
        915        QUAKER OATS CO                                         83,493
        567        RADIOSHACK CORP                                        17,293
      1,000        RALSTON PURINA CO                                      30,020
      3,208      * SAFEWAY, INC                                          153,984
        622      * TOYS "R" US, INC                                       15,394
      5,984        UNILEVER NV (NEW YORK SHS)                            356,466
      6,615        WALGREEN CO                                           225,902
      1,780        WRIGLEY (WM) JR CO                                     83,393
                                                                    ------------
                   TOTAL CONSUMER NON-CYCLICAL                         5,527,747
                                                                    ------------
ENERGY--3.45%
      4,161        ANADARKO PETROLEUM CORP                               224,818
      2,945        APACHE CORP                                           149,458
      4,700        BAKER HUGHES, INC                                     157,450
        762      * BJ SERVICES CO                                         21,625
      5,792        BURLINGTON RESOURCES, INC                             231,390
      3,069        DEVON ENERGY CORP (NEW)                               161,122
      3,500        EOG RESOURCES, INC                                    124,425
      2,290      * GRANT PRIDECO, INC                                     40,052
      5,100        HALLIBURTON CO                                        181,560
      1,104        HELMERICH & PAYNE, INC                                 34,025
      2,101        MITCHELL ENERGY & DEVELOPMENT CORP
                     CLASS A)                                             97,171
      2,653        MURPHY OIL CORP                                       195,260
      1,341      * NABORS INDUSTRIES, INC                                 49,885
      1,985        NOBLE AFFILIATES, INC                                  70,169
      1,012      * NOBLE DRILLING CORP                                    33,143
      1,564      * PARKER DRILLING CO                                     10,166
        959      * ROWAN COS, INC                                         21,193
        272      * SMITH INTERNATIONAL, INC                               16,292
      3,307        TRANSOCEAN SEDCO FOREX, INC                           136,413
        490      * WEATHERFORD INTERNATIONAL, INC                         23,520
                                                                    ------------
                   TOTAL ENERGY                                        1,979,137
                                                                    ------------
FINANCIAL SERVICES--22.33%
      1,900        AEGON NV ARS                                           53,960
      3,400        AFLAC, INC                                            107,066
      4,951        ALLSTATE CORP                                         217,794
     10,353        AMERICAN EXPRESS CO                                   401,696
      5,760        AMERICAN GENERAL CORP                                 267,552
     15,688        AMERICAN INTERNATIONAL GROUP, INC                   1,349,168
      2,300        AON CORP                                               80,500
     11,881        BANK OF AMERICA CORP                                  713,216
      5,560        BANK OF NEW YORK CO, INC                              266,880


                                               See notes to financial statements
66  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - SOCIAL CHOICE EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                          VALUE
      ------                                                         -------
FINANCIAL SERVICES--(CONTINUED)
      8,084        BANK ONE CORP                                    $    289,407
      1,800        BB&T CORP                                              66,060
      1,400        CAPITAL ONE FINANCIAL CORP                             84,000
        380        CARRAMERICA REALTY CORP                                11,590
        859        CHUBB CORP                                             66,512
     30,987        CITIGROUP, INC                                      1,637,353
        100        COLONIAL PROPERTIES TRUST                               3,080
      1,089      * CONSECO, INC                                           14,864
      1,217        CRESCENT REAL ESTATE EQUITIES CO                       29,901
      3,200        EQUITY OFFICE PROPERTIES TRUST                        101,216
      5,375        FREDDIE MAC                                           376,250
      3,714        FIFTH THIRD BANCORP                                   223,025
        100     b* FINOVA GROUP, INC                                         370
      7,910        FIRST UNION CORP                                      276,375
      7,885        FLEETBOSTON FINANCIAL CORP                            311,063
      8,126        FANNIE MAE                                            691,928
      1,050      * GARTNER, INC (CLASS A)                                 11,550
      1,000        HARTFORD FINANCIAL SERVICES GROUP, INC                 68,400
        300        HIGHWOODS PROPERTIES, INC                               7,995
      4,788        HOUSEHOLD INTERNATIONAL, INC                          319,359
        300        JOHN HANCOCK FINANCIAL SERVICES, INC                   12,078
     14,101        JP MORGAN CHASE & CO                                  628,904
      1,736        KEYCORP                                                45,222
        800        LEHMAN BROTHERS HOLDINGS, INC                          62,200
      1,650        LEUCADIA NATIONAL CORP                                 53,542
      2,949        MARSH & MCLENNAN COS, INC                             297,849
      7,681        MBNA CORP                                             253,088
      2,977        MELLON FINANCIAL CORP                                 136,942
      5,364        MERRILL LYNCH & CO, INC                               317,817
      6,000        METROPOLITAN LIFE INSURANCE CO                        185,880
      6,877        MORGAN STANLEY DEAN WITTER & CO                       441,709
      4,060        NATIONAL CITY CORP                                    124,966
      1,000        NORTHERN TRUST CORP                                    62,500
      3,549        PNC FINANCIAL SERVICES GROUP, INC                     233,488
      2,348        PROVIDIAN FINANCIAL CORP                              139,001
        397        ROUSE CO                                               11,374
        176        SAFECO CORP                                             5,192
      7,605        SCHWAB (CHARLES) CORP                                 116,356
      2,092        SIMON PROPERTY GROUP, INC                              62,697
        288        SPIEKER PROPERTIES, INC                                17,265
        452        ST. PAUL COS, INC                                      22,911
      1,400        STATE STREET CORP                                      69,286
        100        STORAGE U.S.A., INC                                     3,600
      1,958        SUNTRUST BANKS, INC                                   126,839
        342        THE GOLDMAN SACHS GROUP, INC                           29,343
     12,472        U.S. BANCORP (NEW)                                    284,236
      1,473        USA EDUCATION, INC                                    107,529
      1,345        WACHOVIA CORP                                          95,696
      5,690        WASHINGTON MUTUAL, INC                                213,659
        651        WEINGARTEN REALTY INVESTORS                            28,546
     12,301        WELLS FARGO & CO                                      571,135
                                                                    ------------
                   TOTAL FINANCIAL SERVICES                           12,808,980
                                                                    ------------
HEALTH CARE--13.63%
        400      * AETNA, INC (NEW)                                       10,348
      1,195        ALLERGAN, INC                                         102,172
      7,100      * AMGEN, INC                                            430,828
      1,200        APPLERA CORP (APPLIED BIOSYSTEMS GROUP)                32,100
        483        BAUSCH & LOMB, INC                                     17,503
      6,354        BAXTER INTERNATIONAL, INC                             311,346
      2,939        BECTON DICKINSON & CO                                 105,186
        350        BERGEN BRUNSWIG CORP (CLASS A)                          6,727
      1,947        BIOMET, INC                                            93,572
      3,549      * BOSTON SCIENTIFIC CORP                                 60,333
     14,455        BRISTOL-MYERS SQUIBB CO                               755,996
      3,393        CARDINAL HEALTH, INC                                  234,117
      1,191        CIGNA CORP                                            114,121
      1,188      * FOREST LABORATORIES, INC                               84,348
      1,638      * GENZYME CORP (BIOSURGERY DIVISION)                     13,546
        440      * GENZYME CORP (GENERAL DIVISION)                        26,840
        154      * GENZYME-MOLECULAR ONCOLOGY                              2,086
      2,360      * GUIDANT CORP                                           84,960
      5,650        HCA, INC                                              255,313
        551        HILLENBRAND INDUSTRIES, INC                            31,467
        700      * HUMANA, INC                                             6,895
      2,575        IMS HEALTH, INC                                        73,387
        340      * IVAX CORP                                              13,260
     22,697        JOHNSON & JOHNSON                                   1,134,860
         62      * LIFEPOINT HOSPITALS, INC                                2,745
      8,700        LILLY (ELI) & CO                                      643,800
      1,905        MCKESSON HBOC, INC                                     70,713
      9,040        MEDTRONIC, INC                                        415,930
     16,387        MERCK & CO, INC                                     1,047,293
        205        MYLAN LABORATORIES, INC                                 5,766
     21,652        PFIZER, INC                                           867,162
     11,062        SCHERING-PLOUGH CORP                                  400,886
        483      * ST. JUDE MEDICAL, INC                                  28,980
         78      * SYNAVANT, INC                                             554
      3,014      * TENET HEALTHCARE CORP                                 155,492

        518      * TRIAD HOSPITALS, INC                                   15,265
      2,600        UNITEDHEALTH GROUP, INC                               160,550
                                                                    ------------
                   TOTAL HEALTH CARE                                   7,816,447
                                                                    ------------
OTHER--0.21%
        608      * DUN & BRADSTREET CORP                                  17,145
      1,300        FIRST INDUSTRIAL REALTY TRUST, INC                     41,782
      1,517        MOODY'S CORP                                           50,819
        100      * R.H. DONNELLEY CORP                                     3,200
        400      * ROBERT HALF INTERNATIONAL, INC                          9,956
                                                                    ------------
                   TOTAL OTHER                                           122,902
                                                                    ------------
PRODUCER DURABLES--3.45%
        961        BALDOR ELECTRIC CO                                     20,536
      3,400        COOPER INDUSTRIES, INC                                134,606
      1,234        CUMMINS, INC                                           47,755
      2,567        DEERE & CO                                             97,160
      6,478        EMERSON ELECTRIC CO                                   391,919
      1,924        GRAINGER (W.W.), INC                                   79,191
      4,301        ILLINOIS TOOL WORKS, INC                              272,253
      3,144        INGERSOLL-RAND CO                                     129,532
      4,883        MINNESOTA MINING & MANUFACTURING CO                   557,150
        876        NORDSON CORP                                           20,419
      3,547        PITNEY BOWES, INC                                     149,399
      1,538        THOMAS & BETTS CORP                                    33,943
      4,873        XEROX CORP                                             46,634
                                                                    ------------
                TOTAL PRODUCER DURABLES                                1,980,497
                                                                    ------------
TECHNOLOGY--20.06%
        249      * 3COM CORP                                               1,182
      3,800      * ADC TELECOMMUNICATIONS, INC                            25,080
        800        ADOBE SYSTEMS, INC                                     37,600
      2,006      * ADVANCED MICRO DEVICES, INC                            57,933
      2,623      * AGILENT TECHNOLOGIES, INC                              85,247
      2,500      * ALTERA CORP                                            72,500
      2,000      * AMERICAN POWER CONVERSION CORP                         31,500
      2,300      * ANALOG DEVICES, INC                                    99,475
      1,994      * APPLE COMPUTER, INC                                    46,360
      5,134      * APPLIED MATERIALS, INC                                252,079
      6,583        AUTOMATIC DATA PROCESSING, INC                        327,175
      1,228      * AVAYA, INC                                             16,823
      2,923        AVERY DENNISON CORP                                   149,219
        296        AVNET, INC                                              6,636
      1,200      * BROADCOM CORP (CLASS A)                                51,312
     41,300      * CISCO SYSTEMS, INC                                    751,660
     10,566        COMPAQ COMPUTER CORP                                  163,667
      2,799        COMPUTER ASSOCIATES INTERNATIONAL, INC                100,764
        900      * COMVERSE TECHNOLOGY, INC                               51,390
      6,027        CORNING, INC                                          100,711


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  67

STATEMENT OF INVESTMENTS - SOCIAL CHOICE EQUITY FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                            VALUE
      ------                                                           -------
TECHNOLOGY--(CONTINUED)
     14,700      * DELL COMPUTER CORP                              $    384,405
        142        DELUXE CORP                                            4,103
        152        DIEBOLD, INC                                           4,886
         43      * EFUNDS CORP                                              799
      3,868        ELECTRONIC DATA SYSTEMS CORP                         241,750
     12,242      * EMC CORP                                             355,630
      3,059        FIRST DATA CORP                                      196,540
      1,955      * GATEWAY, INC                                          32,159
      1,450      * GLENAYRE TECHNOLOGIES, INC                             1,856
     12,366        HEWLETT-PACKARD CO                                   353,667
        103      * IMATION CORP                                           2,595
     38,500        INTEL CORP                                         1,126,125
     10,421        INTERNATIONAL BUSINESS MACHINES CORP               1,177,573
      7,500      * JDS UNIPHASE CORP                                     95,625
      1,900        LINEAR TECHNOLOGY CORP                                84,018
      1,900      * LSI LOGIC CORP                                        35,720
     22,340        LUCENT TECHNOLOGIES, INC                             138,508
      1,900      * MAXIM INTEGRATED PRODUCTS, INC                        83,999
        407      * MCDATA CORP (CLASS A)                                  7,142
        200      * MERCURY INTERACTIVE CORP                              11,980
      3,532      * MICRON TECHNOLOGY, INC                               145,165
     29,300      * MICROSOFT CORP                                     2,138,900
      1,738        MOLEX, INC                                            63,489
      1,154      * NATIONAL SEMICONDUCTOR CORP                           33,604
      1,500      * NETWORK APPLIANCE, INC                                20,550
     20,400      * NORTEL NETWORKS CORP (U.S.)                          185,436
     29,800      * ORACLE CORP                                          566,200
      2,604      * PALM, INC                                             15,806
      3,000        PAYCHEX, INC                                         120,000
      4,500      * QUALCOMM, INC                                        263,160
      1,600      * SANMINA CORP                                          37,456
        370      * SENSORMATIC ELECTRONICS CORP                           6,290
      2,200      * SIEBEL SYSTEMS, INC                                  103,180
      3,988      * SOLECTRON CORP                                        72,980
     18,500      * SUN MICROSYSTEMS, INC                                290,820
      2,980      * TELLABS, INC                                          57,454
     10,474        TEXAS INSTRUMENTS, INC                               329,931
      2,100      * VERITAS SOFTWARE CORP                                139,713
      2,100      * XILINX, INC                                           86,604
      3,000      * YAHOO!, INC                                           59,970
                                                                    -----------
                   TOTAL TECHNOLOGY                                  11,504,101
                                                                    -----------
TRANSPORTATION--0.69%
        959      * AMR CORP                                              34,648
        284        ARNOLD INDUSTRIES, INC                                 5,498
        704        DELTA AIR LINES, INC                                  31,032
      1,646      * FEDEX CORP                                            66,169
      5,485        NORFOLK SOUTHERN CORP                                113,539
         68        RYDER SYSTEM, INC                                      1,332
        676      * SABRE HOLDINGS CORP                                   33,800
      5,839        SOUTHWEST AIRLINES CO                                107,963
        100      * U.S. AIRWAYS GROUP, INC                                2,430
                                                                    -----------
                 TOTAL TRANSPORTATION                                   396,411
                                                                    -----------
UTILITIES--11.58%
      2,496        AGL RESOURCES, INC                                    59,280
      1,451        ALLTEL CORP                                           88,888
     19,442        A T & T CORP                                         427,724
        512      * A T & T WIRELESS GROUP                                 8,371
     12,132        BELLSOUTH CORP                                       488,555
      3,000      * CALPINE CORP                                         113,400
      3,600        DQE, INC                                              81,000
      7,042        EL PASO CORP                                         369,986
      7,903        ENRON CORP                                           387,247
      2,888        EQUITABLE RESOURCES, INC                              96,199
      3,400      * GLOBAL CROSSING LTD                                   29,376
      3,757        IDACORP, INC                                         131,044
      5,245        KEYSPAN CORP                                         191,337
      1,900        KINDER MORGAN, INC                                    95,475
      3,200        MDU RESOURCES GROUP, INC                             101,248
      2,600        NATIONAL FUEL GAS CO                                 135,174
      2,044      * NEXTEL COMMUNICATIONS, INC (CLASS A)                  35,770
      2,766        NICOR, INC                                           107,818
      6,674        NISOURCE, INC                                        182,400
      1,086      * NISOURCE, INC (SAILS)                                  2,573
      8,187        OGE ENERGY CORP                                      185,108
      2,179        PEOPLES ENERGY CORP                                   87,595
      9,959        PUGENT ENERGY, INC                                   260,925
      9,195        QWEST COMMUNICATIONS INTERNATIONAL, INC              293,044
     20,548        SBC COMMUNICATIONS, INC                              821,693
      8,900        SCOTTISH POWER PLC ADR                               259,880
        210      * SOUTHERN UNION CO                                      4,284
      4,615        SPRINT CORP (FON GROUP)                               98,576
      3,579      * SPRINT CORP (PCS GROUP)                               86,432
     17,076        VERIZON COMMUNICATIONS, INC                          913,566
      8,025        WILLIAMS COS, INC                                    264,423

        612        WORLDCOM, INC (MCI GROUP)                              9,853
     15,500      * WORLDCOM, INC (WORLDCOM GROUP)                       220,100
                                                                    -----------
                   TOTAL UTILITIES                                    6,638,344
                                                                    -----------
                   TOTAL COMMON STOCK
                    (COST $63,045,127)                               56,734,706
                                                                    -----------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENT--0.87%
 U.S. GOVERNMENT AND AGENCY--0.87%
                   FEDERAL FARM CREDIT BANKS (FFCB)
   $500,000          3.940%, 07/02/01                                   499,945
                                                                    -----------
                   TOTAL SHORT TERM INVESTMENT
                     (COST $499,945)                                    499,945
                                                                    -----------
                   TOTAL PORTFOLIO--99.79%
                     (COST $63,545,072)                              57,234,651
                   OTHER ASSETS AND LIABILITIES, NET--0.21%             117,912
                                                                    -----------
                   NET ASSETS--100.00%                              $57,352,563
                                                                    ===========

------------------
*  Non-income producing
b  In bankruptcy


STATEMENT OF INVESTMENTS - MANAGED ALLOCATION FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES                                                           VALUE
      ------                                                           ------
TIAA-CREF MUTUAL FUNDS--100.00%
 12,642,918        TIAA-CREF BOND PLUS FUND                       $ 127,946,328
  6,198,231        TIAA-CREF GROWTH & INCOME FUND                    79,709,251
  7,459,440        TIAA-CREF GROWTH EQUITY FUND                      80,934,924
    851,346        TIAA-CREF HIGH-YIELD BOND FUND                     8,028,193
  3,058,763        TIAA-CREF INTERNATIONAL EQUITY FUND               27,345,344
    767,823        TIAA-CREF MONEY MARKET FUND                          767,823
                                                                   ------------
                                                                    324,731,863
                                                                   -------------
                   TOTAL TIAA-CREF MUTUAL FUNDS
                     (COST $349,427,612)                            324,731,863
                                                                   ------------
                   TOTAL PORTFOLIO--100.00%
                     (COST $349,427,612)                            324,731,863
                   OTHER ASSETS AND LIABILITIES, NET--0.00%             (10,828)
                                                                   ------------
                   NET ASSETS--100.00%                             $324,721,035
                                                                   ============

                                               See notes to financial statements
68   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - HIGH-YIELD BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                           RATINGS+         VALUE
 -----------                                         ---------       ---------
BONDS--89.96%
CORPORATE BONDS--89.96%
 AEROSPACE AND DEFENSE--1.59%
                 ALLIANT TECHSYSTEMS, INC
                  (SR SUB NOTE)
$   500,000      g 8.500%, 05/15/11                        B2      $    505,000
                 SEQUA CORP (SR NOTE)
    750,000        9.000%, 08/01/09                       BA2           742,500
                                                                   ------------
                 TOTAL AEROSPACE AND DEFENSE                          1,247,500
                                                                   ------------
BASIC INDUSTRIES--8.54%
                 AK STEEL CORP (GUARANTEE NOTE)
    500,000        7.875%, 02/15/09                       BA2           482,500
                 ALLIED WASTE NA (GUARANTEE NOTE)
    250,000        10.000%, 08/01/09                       B2           256,875
  1,000,000        7.625%, 01/01/06                       BA3           985,000
                 FIBERMARK, INC (SR NOTE)
    500,000      g 10.750%, 04/15/11                       B1           502,500
                 HERCULES, INC (GUARANTEE NOTE)
    750,000      g 11.125%, 11/15/07                      BA2           742,500
                 IMC GLOBAL, INC NOTE
  1,000,000        7.400%, 11/01/02                      BAA3           962,250
                 IMC GLOBAL, INC (SR NOTE)
    500,000      g 11.250%, 06/01/11                      BA1           491,160
                 ISP CHEMCO (SR SUB NOTE)
    500,000        10.250%, 07/01/11                       B2           500,000
                 JORGENSEN EARLE M.CO (SR NOTE)
    250,000        9.500%, 04/01/05                        B3           218,750
                 LYONDELL CHEMICAL CO
                  (SR SUB NOTE)
    250,000        9.625%, 05/01/07                       BA3           249,375
    500,000        10.875%, 05/01/09                       B2           492,500
                 LTV CORP (GUARANTEE NOTE)
    500,000     j* 11.750%, 11/15/09                      BA3            32,500
                 SOVEREIGN SPECIALITY CHEMICAL
                  (GUARANTEE NOTE)
    250,000        11.875%, 03/15/10                       B3           225,000
                 STERICYCLE, INC (GUARANTEE NOTE)
    500,000        12.375%, 11/15/09                       B3           562,500
                                                                   ------------
                 TOTAL BASIC INDUSTRIES                               6,703,410
                                                                   ------------
CONSUMER CYCLICAL--24.97%
                 ACME TELEVISION LLC
                  (GUARANTEE NOTE)
    250,000      k 10.875%, 09/30/04                       B3           232,500
                 ALLBRITTON COMMUNICATION
                  (SR SUB NOTE)
    250,000        8.875%, 02/01/08                        B3           247,500
                 AVIS GROUP HOLDINGS, INC
                  (GUARANTEE NOTE)
    250,000        11.000%, 05/01/09                      BA3           280,650
                 AZURIX CORP (SR NOTE)
    500,000        10.750%, 02/15/10                      BA3           500,000
                 CANWEST MEDIA, INC (SR SUB NOTE)
    500,000      g 10.625%, 05/15/11                       B2           507,500
                 CENTURY COMMUNICATIONS (SR NOTE)
    250,000      k 0.000%, 01/15/08                        B2           115,000
                 CHOCTAW RESORT DEVELOPMENT
                  ENTERTAINMENT (SR NOTE)
    500,000      g 9.250%, 04/01/09                        B1           512,500
                 CIRCUS CIRCUS (SR SUB NOTE)
    250,000        9.250%, 12/01/05                       BA3           252,500
                 FELCOR LODGING TRUST, INC
                  (GUARANTEE NOTE)
    500,000        9.500%, 09/15/07                       BA2           502,500
    250,000      g 9.500%, 09/15/08                       BA2           251,250
                 HARRAH OPERATING CO, INC
                  (GUARANTEE NOTE)
    250,000        7.875%, 12/15/05                       BA2           253,750
                 HOLLINGER INTERNATIONAL PUBLISHING
                  (GUARANTEE NOTE)
    500,000        9.250%, 02/01/06                       BA3           507,500
    500,000        9.250%, 03/15/07                       BA3           505,000
                 INTERNATIONAL GAME TECHNOLOGY
                  (SR NOTE)
    250,000        7.875%, 05/15/04                       BA1           252,500
                 JOSTENS, INC (SR SUB NOTE)
    250,000        12.750%, 05/01/10                       B3           251,250
                 K MART CORP NOTE
    500,000        8.375%, 12/01/04                      BAA3           488,750
                 LAMAR MEDIA CORP
                  (GUARANTEE NOTE)
    500,000        8.625%, 09/15/07                        B1           510,000
                 LEAR CORP (SUB NOTE)
    500,000        9.500%, 07/15/06                       BA3           523,375
                 LEAR CORP (GUARANTEE NOTE)
    250,000        7.960%, 05/15/05                       BA1           253,415
    250,000        8.110%, 05/15/09                       BA1           250,870

                 LIBERTY GROUP OPERATING
                  (GUARANTEE NOTE)
    500,000        9.375%, 02/01/08                      CAA1           350,000
                 MAIL-WELL, INC CV
  1,250,000        5.000%, 11/01/02                        B2         1,123,625
                 MANDALAY RESORT GROUP
                  (SR SUB NOTE)
    750,000        10.250%, 08/01/07                      BA3           780,000
                 MERISTAR HOSPITALITY CORP
                  (SR NOTE)
    500,000      g 9.125%, 01/15/11                       BA2           503,750
                 MGM GRAND, INC (GUARANTEE NOTE)
    500,000        8.500%, 09/15/10                      BAA3           520,940
    250,000        9.750%, 06/01/07                       BA2           266,250
                 MOHEGAN TRIBAL GAMING
                  (SR SUB NOTE)
    500,000        8.750%, 01/01/09                       BA3           510,000
                 O'SULLIAVN INDUSTRIES
                  (GUARANTEE NOTE)
    250,000        13.375%, 10/15/09                       B3           162,500
                 PARK PLACE ENTERTAINMENT
                  (SR SUB NOTE)
    250,000        7.875%, 12/15/05                       BA2           250,625
    250,000        8.875%, 09/15/08                       BA2           257,500
                 PIERCE LEAHY CO (GUARANTEE NOTE)
    500,000        8.125%, 05/15/08                        B2           495,000
                 PLAYTEX PRODUCTS
  1,000,000      g 9.375%, 06/01/11                        B2         1,017,500
                 PREMIER PARKS (SR NOTE)
    250,000      k 0.000%, 04/01/08                        B3           202,500
  1,000,000        9.750%, 06/15/07                        B3         1,020,000
                 RADIO ONE, INC (SR NOTE)
    500,000      g 8.875%, 07/01/11                        B3           500,000
                 SAMSONITE CORP(SR SUB NOTE)
    250,000        10.750%, 06/15/08                     CAA1           208,750
                 SCOTTS CO (GUARANTEE NOTE)
    500,000        8.625%, 01/15/09                        B2           509,375
                 SINCLAIR BROADCASTING GROUP
                  (SR SUB NOTE)
    250,000        10.000%, 09/30/05                       B2           250,000
                 SIX FLAGS ENTERTAINMENT
                  (GUARANTEE NOTE)
    500,000        8.875%, 04/01/06                        B2           510,000

---------------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  69

   STATEMENT OF INVESTMENTS - HIGH-YIELD BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------


  PRINCIPAL                                           RATINGS+         VALUE
 -----------                                         ---------       ---------
 CONSUMER CYCLICAL--(CONTINUED)
                 STATION CASINOS (SR SUB NOTE)
$   500,000        8.875%, 12/01/08                        B1      $    502,500
                 TOWER AUTOMOTIVE, INC CV
    600,000        5.000%, 08/01/04                        B2           494,280
                 TRAVEL CENTERS OF AMERICA, INC
                  NOTE
    500,000        12.750%, 05/01/09                       B3           510,000
                 TRI-STATE OUTDOOR MEDIA
                  (SR NOTE)
    250,000        11.000%, 05/15/08                       NR           211,250
                 TRICON GLOBAL RESTAURANT, INC
                  (SR NOTE)
    500,000        8.875%, 04/15/11                       BA1           511,250
                 YANKEENETS LLC (SR NOTE)
    500,000        g 12.750%, 03/01/07                     B1           497,500
                 YOUNG BROADCASTING, INC
                  (GUARANTEE NOTE)
    250,000        9.000%, 01/15/06                        B2           237,500
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                             19,600,905
                                                                   ------------
CONSUMER NON-CYCLICAL--3.52%
                 BUHRMANN US, INC
                  (GUARANTEE NOTE)
    750,000        12.250%, 11/01/09                       B2           727,500
                 CARROLS CORP (GUARANTEE NOTE)
  1,000,000        9.500%, 12/01/08                        B2           880,000
                 PACKAGED ICE, INC
                  (GUARANTEE NOTE)
    500,000        9.750%, 02/01/05                        B3           382,500
                 SBARRO, INC (GUARANTEE NOTE)
    500,000        11.000%, 09/15/09                      BA3           525,000
                 STEINWAY MUSICAL INSTRUMENT
                  (SR NOTE)
    250,000      g 8.750%, 04/15/11                       BA3           251,250
                                                                   ------------
                 TOTAL CONSUMER NON-CYCLICAL                          2,766,250
                                                                   ------------
ENERGY--13.26%
                 AES DRAX ENERGY (SR NOTE)
    250,000        11.500%, 08/30/10                      BA2           271,250
                 AMERIGAS PARTNERS (SR NOTE)
  1,000,000      g 10.000%, 04/15/06                      BA3           999,060
                 AVISTA CORP (SR NOTE)
    500,000      g 9.750%, 06/01/08                       AA2           527,560
                 BRL UNIVERSITY EQUIPMENT
                  (SR NOTE)
    500,000      g 8.875%, 02/15/08                       BA3           510,000
                 CMS ENERGY CORP (SR NOTE)
    250,000        8.500%, 04/15/11                       BA3           242,617
    500,000        9.875%, 10/15/07                       BA3           527,725
                 CHESAPEAKE ENERGY CORP (SR NOTE)
  1,000,000      g 8.125%, 04/01/11                        B2           935,000
                 EL PASO ENERGY CORP
                  (GUARANTEE NOTE)
    250,000      g 8.050%, 06/01/11                        B1           250,000
                 EOTT ENERGY PARTERS
                  (GUARANTEE NOTE)
    500,000        11.000%, 10/01/09                      BA2           538,750
                 LEVIATHAN GAS PIPE
                  (GUARANTEE NOTE)
    500,000        10.375%, 06/01/09                       B2           532,500
                 NUEVO ENERGY CO (SR NOTE)
    500,000        9.375%, 10/01/10                        B1           500,000
                 OCEAN ENERGY, INC
                  (GUARANTEE NOTE)
  1,000,000        8.375%, 07/01/08                       BA3         1,041,710
                 POGO PRODUCING CO (SR NOTE)
  1,000,000        10.375%, 02/15/09                       B1         1,080,000
                 P&L COAL HOLDINGS
                  (GUARANTEE NOTE)
    806,000        9.625%, 05/15/08                        B2           856,375
                 PIONEER NATURAL RESOURCE
                  (GUARANTEE NOTE)
    500,000        9.625%, 04/01/10                       BA2           557,500
                 TIVERTON/RUMFORD POWER
                  (PASS THRU CERTIFICATE)
    500,000      g 9.000%, 07/15/18                       BA1           492,315
                 TNP ENTERPRISES, INC (SR SUB NOTE)
    500,000        10.250%, 04/01/10                      BA3           546,250
                                                                   ------------
                 TOTAL ENERGY                                        10,408,612
                                                                    ------------
FINANCIAL SERVICES--4.82%
                 AES DRAX HOLDINGS LTD
                  (SR SUB NOTE)
    250,000        10.410%, 12/31/20                     BAA3           278,887
                 CELLCO FINANCE NV (SR NOTE)
    350,000        12.750%, 08/01/05                       B3           282,625

                 HMH PROPERTIES (GUARANTEE NOTE)
    500,000        7.875%, 08/01/05                       BA2           488,750
                 KB HOME (SR NOTE)
    500,000        9.500%, 02/15/11                        B1           502,500
                 NEXSTAR FINANCE LLC (SR SUB NOTE)
    500,000      g 12.000%, 04/01/08                       B3           520,000
                 ORION POWER HOLDINGS, INC
                  (SR NOTE)
    250,000      g 12.000%, 05/01/10                      BA3           277,500
                 PSEG ENERGY HOLDINGS (SR NOTE)
  1,000,000      g 8.625%, 02/15/08                       BA1         1,008,308
                 SOVEREIGN BANCORP (SR NOTE)
    250,000        10.250%, 05/15/04                      BA3           262,394
                 SPECTRASITE HOLDINGS, INC
    250,000      g 6.750%, 11/15/10                        B3           157,812
                                                                    ------------
                   TOTAL FINANCIAL SERVICES                            3,778,776
                                                                    ------------
HEALTH CARE--3.26%
                 EXPRESS SCRIPTS, INC (SR NOTE)
    500,000        9.625%, 06/15/09                       BA2           541,250
                 HEALTHSOUTH CORP (SR SUB NOTE)
    500,000        10.750%, 10/01/08                      BA3           538,750
    500,000        3.250%, 04/01/03                       BA3           470,100
                 MANOR CARE, INC
    500,000      g 8.000%, 03/01/08                       BA1           502,970
                 TRIAD HOSPITALS, INC
                  (GUARANTEE NOTE)
    500,000      g 8.750%, 05/01/09                        B1           508,750
                                                                   ------------
                 TOTAL HEALTH CARE                                    2,561,820
                                                                   ------------
OTHER--7.14%
                 COINMACH CORP (SR NOTE)
    500,000        11.750%, 11/15/05                       B2           515,000
                 COLLINS & AIKMAN PRODUCTS
                  (GUARANTEE NOTE)
    500,000        11.500%, 04/15/06                       B2           480,000
                 DR HORTON, INC (GUARANTEE NOTE)
    500,000        10.500%, 04/01/05                      BA1           536,250
                 INTEGRATED ELECTRIC SERVICES
                  (GUARANTEE NOTE)
    250,000        9.375%, 02/01/09                        B2           243,750
    500,000      g 9.375%, 02/01/09                        B2           490,000
                 NA UNITED RENTALS, INC
                  (GUARANTEE NOTE)
    500,000      g 10.750%, 04/15/08                       B1           516,250
                 NATIONSRENT, INC (GUARANTEE NOTE)
    400,000        10.375%, 12/15/08                       B3            99,000

----------------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

                                               See notes to financial statements
70   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - HIGH-YIELD BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+         VALUE
 -----------                                           ---------       ---------
 OTHER--(CONTINUED)
                 RYLAND GROUP (SR NOTE)
$   250,000        9.750%, 09/01/10                       BA2      $    263,125
                 TEMBEC INDUSTRIES, INC
                  (GUARANTEE NOTE)
    500,000        8.500%, 02/01/11                       BA1           507,500
    500,000      g 8.500%, 02/01/11                       BA1           510,000
                 UNITED RENTAL, INC
                  (GUARANTEE NOTE)
    500,000        9.250%, 01/15/09                        B1           465,000
    500,000        9.500%, 06/01/08                        B2           473,750
                 WORLD COLOR PRESS, INC
                  (SR SUB NOTE)
    500,000        8.375%, 11/15/08                      BAA3           506,080
                                                                   ------------
                 TOTAL OTHER                                          5,605,705
                                                                   ------------
TECHNOLOGY--3.62%
                 ADVANSTAR COMMUNICATIONS, INC
                  (GUARANTEE NOTE)
  1,500,000        12.000%, 02/15/11                       B2         1,530,000
                 ADVANSTAR COMMUNICATIONS, INC
                  (SR DEB)
  1,500,000      g 15.000%, 10/15/11                       NR           810,000
                 FLEXTRONIC INTERNATIONAL LTD
                  (SR SUB NOTE)
    500,000        9.875%, 07/01/10                       BA3           500,000
                                                                   ------------
                 TOTAL TECHNOLOGY                                     2,840,000
                                                                   ------------
TRANSPORTATION--0.93%
                 NORTHWEST AIRLINES, INC
                  (GUARANTEE NOTE)
    250,000        8.875%, 06/01/06                       BA2           241,522
    500,000        8.375%, 03/15/04                       BA2           488,361
                                                                   ------------
                 TOTAL TRANSPORTATION                                   729,883
                                                                   ------------
UTILITIES--18.31%
                 ADELPHIA COMMUNICATIONS
                  (SR NOTE)
    500,000        7.750%, 01/15/09                        B2           440,000
    500,000        10.875%, 10/01/10                       B2           503,750
    250,000        10.250%, 06/15/11                       B2           246,250
                 ASIA GLOBAL CROSSING (SR NOTE)
    500,000        13.375%, 10/15/10                       B2           390,000
                 AT & T WIRELESS GROUP (SR NOTE)
  1,000,000      g 7.875%, 03/01/11                       AA2         1,002,020
                 BRITISH SKY BROADCASTING
                  (GUARANTEE NOTE)
  1,000,000        8.200%, 07/15/09                       BA1           988,760
                 CHARTER COMMUNICATIONS
                  HOLDINGS (SR NOTE)
    500,000        11.125%, 01/15/11                       B2           525,000
  1,000,000        10.750%, 10/01/09                       B2         1,037,500
                 FAIRPOINT COMMUNICATIONS
                  (SR SUB NOTE)
  1,000,000        12.500%, 05/01/10                       B3           900,000
                 FLAG LIMITED (SR NOTE)
    250,000        8.250%, 01/30/08                       BA3           195,000
                 FLAG TELECOM HOLDING LTD
                  (SR NOTE)
    500,000        11.625%, 03/30/10                       B2           315,000
                 GLOBAL CROSSING HOLDING LTD
                  (GUARANTEE NOTE)
    500,000        9.500%, 11/15/09                       BA2           387,500
                 GLOBAL CROSSING HOLDING LTD
                  (SR NOTE)
    250,000      g 8.700%, 08/01/07                       BA2           181,250
                 GRAY COMMUNICATIONS SYSTEM, INC
                  (GUARANTEE NTOE)
    500,000        10.625%, 10/01/06                       B3           507,500
                 HYPERION TELECOMMUNICATIONS, INC
                  (SR NTOE)
  1,000,000      k 13.000%, 04/15/03                       B3           740,000
                 INSIGHT COMMUNICATIONS (SR NOTE)
  1,000,000      g 12.250%, 02/15/11                       B3           565,000
                 INSIGHT MIDWEST LP (SR NOTE)
    600,000      g 10.500%, 11/01/10                       B1           633,000
                 KPNQWEST BV
    500,000        8.125%, 06/01/09                       BA1           285,000
                 MCLEODUSA, INC
    750,000        11.375%, 01/01/09                       B1           468,750
                 NEXTEX COMMUNICATION (SR NOTE)
  1,000,000        9.500%, 02/01/11                        B1           760,000
                 NTL COMMUNICATIONS CORP
                  (SR NOTE)
    500,000        11.875%, 10/01/10                       B2           332,500
    500,000        11.500%, 10/01/08                       B2           330,000
                 PF.NET COMMUNICATIONS, INC
                  (SR NOTE)
    500,000        13.750%, 05/15/10                       NR           150,000

                 PRIMEDIA, INC (GUARANTEE NOTE)
    500,000        7.625%, 04/01/08                       BA3           455,000
                 ROGERS CANTEL, INC NOTE
    500,000        9.375%, 06/01/08                      BAA3           495,000
                 ROGERS WIRELESS, INC (SR NOTE)
    500,000      g 9.625%, 05/01/11                      BAA3           494,665
                 UNITED PAN-EUROPE
                  COMMUNICATIONS (SR NOTE)
  1,000,000        11.250%, 02/01/10                       B2           360,000
                 UNITED PAN-EUROPE
                  COMMUNICATIONS (STEP) (SR NOTE)
    250,000      k 0.000%, 02/01/10                        B2            55,000
                 VERSATEL TELECOM BV (SR NOTE)
    250,000        13.250%, 05/15/08                       B3            95,000
                 WILLIAMS COMMUNICATIONS
                  GROUP, INC (SR NOTE)
  1,250,000        11.700%, 08/01/08                       B2           512,500
                 WINSTAR COMMUNICATIONS, INC
                  (SR NOTE)
    500,000        12.500%, 04/15/08                       B3             6,875
  1,000,000      k 14.750%, 04/15/10                       B3             8,750
                                                                   ------------
                 TOTAL UTILITIES                                     14,366,570
                                                                   ------------
                 TOTAL CORPORATE BONDS
                 (COST $73,657,459)                                  70,609,431
                                                                   ------------
                 TOTAL BONDS
                 (COST $73,657,459)                                  70,609,431
                                                                   ------------
   SHARES
   -------
PREFERRED STOCK--2.68%
 CONSUMER CYCLICAL--1.05%
     10,000      PRIMEDIA, INC SERIES D                                 820,000
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                                820,000
                                                                   ------------
 FINANCIAL SERVICES--0.30%
  2,500,000      SINCLAIR CAPITAL                                       237,500
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                               237,500
                                                                   ------------
 UTILITIES--1.33%
      5,000    * ADELPHIA COMMUNICATIONS, INC                           490,000
      1,800      GLOBAL CROSSING HOLDING LTD                            103,500
      3,800      GLOBAL CROSSING HOLDING LTD CV                         447,685
                                                                   ------------
                 TOTAL UTILITIES                                      1,041,185
                                                                   ------------
-----------------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  71

   STATEMENT OF INVESTMENTS - HIGH-YIELD BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  SHARES/PRINCIPAL                                                     VALUE
  --------------                                                      -------

                    TOTAL PREFERRED STOCK
                      (COST $ 2,511,100)                             $ 2,098,685
                                                                     -----------
COMMON STOCK--0.00%
 CONSUMER CYCLICAL--0.00%
        250     g* JOSTENS, INC (CLASS E) WTS 05/01/10                         2
      1,500      * TRAVELCENTERS OF AMERICA, INC WTS 05/01/09                 15
                                                                     -----------
                   TOTAL CONSUMER CYCLICAL                                    17
                                                                     -----------
 FINANCIAL SERVICES--0.00%
        150      * ASIA PULP & PAPER LTD WTS 03/15/05                          1
                                                                     -----------
                   TOTAL FINANCIAL SERVICES                                    1
                                                                     -----------
 TECHNOLOGY--0.00%
        250      * PLIANT CORP WTS 06/01/10                                    2
                                                                     -----------
                   TOTAL TECHNOLOGY                                            2
                                                                     -----------
 UTILITIES--0.00%
        500      * PF.NET COMMUNICATIONS, INC WTS 05/15/10                     5
                                                                     -----------
                   TOTAL UTILITIES                                             5
                                                                     -----------
                   TOTAL COMMON STOCK
                    (COST $155,983)                                           25
                                                                     -----------
SHORT TERM INVESTMENT--5.00%
 U.S. GOVERNMENT AND AGENCY--5.00%
                 FEDERAL FARM CREDIT BANKS (FCCB)
 $3,925,000        3.940%, 07/02/01                                    3,924,570
                                                                     -----------
                 TOTAL SHORT TERM INVESTMENT
                  (COST $3,924,570)                                    3,924,570
                                                                     -----------
                 TOTAL PORTFOLIO--97.64%
                  (COST $80,249,112)                                  76,632,711
                 OTHER ASSETS & LIABILIITES, NET--2.36%                1,854,361
                                                                     -----------
                 NET ASSETS--100.00%                                 $78,487,072
                                                                     ===========

--------------
*  Non-income producing
g  Security is exempt from registration  under Rule 144(A) of the Securities
   Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2001, the value of these securities amounted to $18,173,872 or 23.16% of net assets.
j  Security in default.
k Zero coupon until a specified date at which time the stated rate becomes effective until maturity.

                                               See notes to financial statements
72   TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - SHORT-TERM BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
 -----------                                           -------          -----
BONDS--91.77%
CORPORATE BONDS--51.13%
 ASSET BACKED--7.14%
                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1998-1 (CLASS A3)
$   571,855        6.270%, 12/25/17                       AAA     $     574,058
                 CIT EQUIPMENT COLLATERAL
                  SERIES 2000-2 (CLASS A3)
  1,000,000        6.840%, 06/20/04                       AAA         1,028,246
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS1 (CLASS AI3)
    500,000        5.854%, 02/25/26                       AAA           500,813
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
  1,000,000        5.751%, 03/25/27                       AAA           995,000
                 SEARS CREDIT ACCOUNT MASTER TRUST
                  SERIES 1998-2 (CLASS A)
  1,000,000        5.250%, 10/16/08                       AAA         1,004,370
                                                                   ------------
                 TOTAL ASSET BACKED                                   4,102,487
                                                                   ------------
 BASIC INDUSTRIES--2.76%
                 ALCOA, INC NOTE
    500,000        6.125%, 06/15/05                        A1           504,845
                 INTERNATIONAL PAPER CO NOTE
    500,000        8.125%, 07/08/05                      BAA1           530,840
                 ROHM & HAAS CO NOTE
    534,000        6.950%, 07/15/04                        A3           551,307
                                                                   ------------
                 TOTAL BASIC INDUSTRIES                               1,586,992
                                                                   ------------
 CONSUMER CYCLICAL--6.18%
                 AOL TIME WARNER, INC NOTE
    500,000        6.125%, 04/15/06                      BAA1           498,595
                 CBS CORP NOTE
    500,000        6.875%, 09/01/03                      BAA3           516,535
                 CLEAR CHANNEL
                  COMMUNICATIONS, INC (SR NOTE)
    500,000        7.250%, 09/15/03                      BAA3           514,390
                 DAIMLER-CHRYSLER NA HOLDING
                  (GUARANTEE NOTE)
    500,000        6.900%, 09/01/04                        A3           510,595
                 DOW CHEMICAL CORP NOTE
    500,000      g 5.250%, 05/14/04                        A1           496,255
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
    500,000        6.750%, 11/01/03                        A1           516,940
                 WALT DISNEY CO (SR NOTE)
    500,000        5.125%, 12/15/03                        A2           500,745
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                              3,554,055
                                                                   ------------
 CONSUMER NON-CYCLICAL--2.68%
                 DIAGEO CAPITAL PLC
                  (GUARANTEE NOTE)
    500,000        6.625%, 06/24/04                        A1           514,970
                 SAFEWAY, INC NOTE
  1,000,000        7.000%, 09/15/02                      BAA2         1,023,750
                                                                   ------------
                 TOTAL CONSUMER NON-CYCLICAL                          1,538,720
                                                                   ------------
 ENERGY--4.60%
                 CONOCO, INC NOTE
    750,000        5.900%, 04/15/04                        A3           755,602
                 KEYSPAN CORP NOTE
    500,000        6.150%, 06/01/06                        A3           500,475
                 PHILLIPS PETE NOTE
    350,000        8.500%, 05/25/05                      BAA2           379,347
                 WILLIAMS COS, INC NOTE
  1,000,000        6.200%, 08/01/02                      BAA2         1,008,380
                                                                   ------------
                 TOTAL ENERGY                                         2,643,804
                                                                   ------------
 FINANCIAL SERVICES--19.00%
                 AIG SUNAMERICA GLOBAL FINANCIAL
                  (SR NOTE)
    500,000      g 7.400%, 05/05/03                       AAA           521,295
                 BANK OF AMERICA NOTE
    500,000        7.875%, 05/16/05                       AA3           535,490
                 CITIGROUP, INC NOTE
  1,000,000        5.750%, 05/10/06                       AA2           990,300
                 FIRST UNION CORP (SR NOTE)
    500,000        7.550%, 08/18/05                        A1           529,095
                 FLEET FINANCIAL GROUP (SUB NOTE)
    500,000        8.125%, 07/01/04                        A3           529,695
                 FORD MOTOR CREDIT CO NOTE
    500,000        6.875%, 02/01/06                        A2           509,690
    500,000        6.550%, 09/10/02                        A2           507,190
                 GENERAL MOTORS ACCEPTANCE
                  CORP NOTE
    500,000        6.850%, 06/17/04                        A2           515,155
    500,000        6.750%, 01/15/06                        A2           509,900

                 GENERAL ELECTRIC CAPITAL
                  CORP NOTE
    500,000        6.650%, 09/03/02                       AAA           510,465
    200,000        5.650%, 03/31/03                       AAA           202,860
    500,000        5.350%, 03/30/06                       AAA           493,285
                 HOUSEHOLD FINANCE CORP NOTE
    500,000        5.875%, 11/01/02                        A2           506,490
                 HOUSEHOLD FINANCE CORP (SR NOTE)
    500,000        5.875%, 09/25/04                        A2           502,820
                 INTER-AMERICAN DEVELOPMENT
                   BANK NOTE
    500,000        5.375%, 01/18/06                       AAA           496,010
                 INTERNATIONAL LEASE FINANCE
                   CORP NOTE
    500,000        5.900%, 03/12/03                        A1           509,845
                 MERRILL LYNCH & CO NOTE
    500,000        6.800%, 11/03/03                       AA3           517,760
                 MORGAN STANLEY DEAN WITTER
                  (SR UNSUB)
    500,000        7.125%, 01/15/03                       AA3           516,365
                 NISOURCE FINANCE CORP
                  (GUARANTEE NOTE)
    500,000        5.750%, 04/15/03                      BAA2           502,545
                 WELLS FARGO & CO NOTE
    500,000        6.625%, 07/15/04                       AA2           515,410
                 WELLS FARGO FINANCIAL NOTE
    500,000        5.450%, 05/03/04                       AA3           503,415
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                            10,925,080
                                                                   ------------
 HEALTH CARE--1.73%
                 MERCK & CO, INC DEB
    500,000      h 5.250%, 07/01/06                       AAA           493,140
                 PFIZER, INC NOTE
    500,000        5.625%, 02/01/06                       AAA           501,570
                                                                   ------------
                 TOTAL HEALTH CARE                                      994,710
                                                                   ------------
 PRODUCER DURABLES--0.88%
                 INGERSOLL-RAND CO NOTE
    500,000        5.750%, 02/14/03                        A3           504,345
                                                                   ------------
                 TOTAL PRODUCER DURABLES                                504,345
                                                                   ------------
 UTILITIES--6.16%
                 AMERICAN ELECTRIC CO NOTE
    500,000        6.125%, 05/15/06                      BAA1           492,335
                 QWEST CORP NOTE
    500,000        7.625%, 06/09/03                        A2           517,510
                 SBC COMMUNICATIONS, INC NOTE
  1,000,000        5.750%, 05/02/06                       AA3           985,660


----------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  73

  Statement of Investments - SHORT-TERM BOND FUND (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
 -----------                                           -------          -----
 UTILITIES--(CONTINUED)
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
$   500,000        7.625%, 06/10/02                      BAA1      $    511,270
                 WORLDCOM, INC NOTE
    500,000        7.875%, 05/15/03                        A3           517,010
    500,000        8.000%, 05/15/06                        A3           520,170
                                                                   ------------
                 TOTAL UTILITIES                                      3,543,955
                                                                   ------------
                 TOTAL CORPORATE BONDS
                 (COST $29,171,303)                                  29,394,148
                                                                   ------------
GOVERNMENT BONDS--40.64%
 AGENCY SECURITIES--18.38%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
  2,000,000        5.750%, 07/15/03                                   2,043,440
  2,500,000        5.000%, 01/15/04                       AAA         2,507,025
  1,000,000        6.875%, 01/15/05                       AAA         1,051,250
  3,000,000        5.250%, 01/15/06                       AAA         2,967,180
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  2,000,000        4.750%, 11/14/03                                   1,999,060
                                                                   ------------
                 TOTAL AGENCY SECURITIES                             10,567,955
                                                                   ------------
 FOREIGN GOVERNMENT BONDS--2.94%
                 CANADA GOVERNMENT
    100,000        6.375%, 11/30/04                       AA2           103,595
                 ONTARIO PROVINCE CANADA
    500,000        7.375%, 01/27/03                       AA3           520,400
    500,000        7.625%, 06/22/04                       AA3           532,670
                 REPUBLIC OF ITALY
    500,000        7.250%, 02/07/05                       AA3           532,805
                                                                   ------------
                 TOTAL FOREIGN GOVERNMENT BONDS                       1,689,470
                                                                   ------------
 U.S. TREASURY SECURITIES--19.32%
                 U.S. TREASURY NOTE
  4,000,000        4.625%, 02/28/03                                   4,025,640
  2,600,000        5.875%, 11/15/04                                   2,688,946
  1,700,000        6.750%, 05/15/05                                   1,809,956
  1,500,000        4.625%, 05/15/06                                   1,479,375
  1,025,000        6.875%, 05/15/06                                   1,105,401
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                      11,109,318
                                                                   ------------
                 TOTAL GOVERNMENT BONDS
                   (COST $22,898,451)                                23,366,743
                                                                   ------------
                 TOTAL BONDS
                   (COST $52,069,754)                                52,760,891
                                                                   ------------
SHORT TERM INVESTMENTS--7.61%
 U.S. GOVERNMENT AND AGENCY--7.61%
                 FEDERAL FARM CREDIT BANK (FFCB)
  4,375,000        3.940%, 07/02/01                                   4,374,521
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENT
                   (COST $4,374,521)                                  4,374,521
                                                                   ------------
                 TOTAL PORTFOLIO--99.38%
                   (COST $56,444,275)                                57,135,412
                 OTHER ASSETS & LIABILITIES, NET--0.62%                 355,418
                                                                   ------------
                 NET ASSETS--100.00%                               $ 57,490,830
                                                                   ============

----------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2001, the value of these securities amounted to $1,017,550 or 1.77% of net assets.

h  These securities were purchased on a delayed delivery basis.

                                               See notes to financial statements
74  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - TAX-EXEMPT BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
   -------                                                             -----
MUNICIPAL BONDS--109.12%
LONG TERM MUNICIPAL BONDS--103.75%
 ALABAMA--4.15%
                 BIRMINGHAM ALABAMA INDUSTRIAL WATER BOARD
                  (WATER SUPPLY REVENUE)
$ 1,040,000        6.000%, 07/01/07                                $  1,152,715
                 WEST JEFFERSON AMUSEMENT & PUBLIC PARK
                  AUTHORITY REVENUE
  1,250,000        7.500%, 12/01/08                                   1,400,350
                                                                   ------------
                                                                      2,553,065
                                                                   ------------
 ALASKA--2.63%
                 ANCHORAGE ALASKA (GENERAL OBLIGATION)
  1,500,000        5.500%, 06/01/11                                   1,618,125
                                                                   ------------
 CALIFORNIA--4.84%
                 CALIFORNIA ST (GENERAL OBLIGATION)
  1,000,000      h 5.000%, 03/01/09                                   1,037,760
  1,000,000        5.000%, 03/01/10                                   1,045,160
                 DELTA COUNTYS CALIFORNIA HOME MORTGAGE
                  FINANCE AUTHORITY SINGLE FAMILY
                  MORTGAGE REVENUE
    825,000        6.700%, 06/01/24                                     894,176
                                                                   ------------
                                                                      2,977,096
                                                                   ------------
 CONNECTICUT--0.38%
                 CONNECTICUT STATE HEALTH & EDUCATIONAL
                  FACILITIES AUTHORITY REVENUE
    225,000        6.750%, 07/01/12                                     234,394
                                                                   ------------
 DISTRICT OF COLUMBIA--3.57%
                 DISTRICT OF COLUMBIA (GENERAL OBLIGATION)
  1,000,000        5.500%, 06/01/10                                   1,071,410
                 DISTRICT OF COLUMBIA HOSPITAL REVENUE
  1,000,000        6.000%, 08/15/10                                   1,125,380
                                                                   ------------
                                                                      2,196,790
                                                                   ------------
 FLORIDA--1.75%
                 CAPITAL PROJECTS FINANCE AUTHORITY
                  FLORIDA REVENUE
  1,000,000        5.500%, 10/01/11                                   1,078,690
                                                                   ------------
 HAWAII--0.99%
                 HAWAII STATE (GENERAL OBLIGATION)
    550,000        5.750%, 10/01/10                                     606,018
                                                                   ------------
 ILLINOIS--10.48%
                 METROPOLITAN WATER RECLAMATION
                  DISTRICT OF GREATER CHICAGO
                  (GENERAL OBLIGATION)
  1,605,000      h 5.000%, 12/01/11                                   1,663,615
                 DU PAGE & WILL COUNTYS ILLINOIS
                  COMMUNITY SCHOOL DISTRICT 204
                  (GENERAL OBLIGATION)
  1,775,000        5.125%, 12/30/11                                   1,866,214
                 ILLINOIS STATE (GENERAL OBLIGATION)
  1,000,000        5.250%, 05/01/11                                   1,054,450
                 LIBERTYVILLE ILLINOIS (GENERAL OBLIGATION)
    365,000        4.600%, 12/15/05                                     366,405
                 MCLEAN COUNTY ILLINOIS BLOOMINGTON-NORMAL
                   AIRPORT AUTHORITY REVENUE
  1,500,000        5.500%, 12/01/11                                   1,494,225
                                                                   ------------
                                                                      6,444,909
                                                                   ------------
 INDIANA--5.80%
                 INDIANAPOLIS INDIANA MULTI-FAMILY REVENUE
  1,000,000        4.875%, 12/01/11                                   1,002,230
                 LAKE COUNTY INDIANA BUILDING CORP REVENUE
  1,000,000        5.750%, 08/01/10                                   1,097,230
                 VALPARAISO INDIANA MIDDLE SCHOOLS
                  BUILDING REVENUE
  1,385,000        5.250%, 07/15/10                                   1,468,058
                                                                   ------------
                                                                      3,567,518
                                                                   ------------
 KENTUCKY--2.16%
                 KENTUCKY STATE TURNPIK AUTHORITY
                  TOLL ROAD REVENUE
  1,235,000        6.000%, 07/01/11                                   1,329,712
                                                                   ------------

 MISSISSIPPI--2.88%
                 MISSISSIPPI DEVELOPMENT BANK SPECIAL
                  OBLIGATION REVENUE
    690,000        4.300%, 07/01/09                                     689,600
                 MISSISSIPPI STATE (GENERAL OBLIGATION)
  1,000,000        5.500%, 09/01/13                                   1,079,830
                                                                   ------------
                                                                      1,769,430
                                                                   ------------
 MISSOURI--4.07%
                 KANSAS CITY MISSOURI INDUSTRIAL DEVELOPMENT
                  AUTHORITY REVENUE
    370,000        4.900%, 12/31/08                                     357,579
                 MISSOURI STATE ENVIRMENT IMPROVEMENT &
                  ENERGY RESOURCES AUTHORITY REVENUE
  1,000,000        5.800%, 09/01/09                                   1,057,340
                 MISSOURI STATE ENVIRMENT IMPROVEMENT &
                  ENERGY RESOURCES AUTHORITY REVENUE
  1,000,000        5.500%, 07/01/12                                   1,086,500
                                                                   ------------
                                                                      2,501,419
                                                                   ------------
 MONTANA--1.93%
                 MONTANA STATE (GENERAL OBLIGATION)
    585,000        4.500%, 08/01/13                                     577,810
    615,000        4.600%, 08/01/14                                     607,073
                                                                   ------------
                                                                      1,184,883
                                                                   ------------
 NEW JERSEY--2.32%
                 NEW JERSEY STATE TURNPIK AUTHORITY REVENUE
  1,325,000        5.700%, 05/01/13                                   1,426,482
                                                                   ------------
 NEW MEXICO--5.29%
                 NEW MEXICO EDUCATIONAL ASSISTANCE
                  FOUNDATION STUDENT LOAN REVENUE
  2,000,000        7.050%, 03/01/10                                   2,118,300
                 NEW MEXICO MORTGAGE FINANCE
                  AUTHORITY REVENUE
  1,010,000        6.000%, 07/01/10                                   1,135,291
                                                                   ------------
                                                                      3,253,591
                                                                   ------------
 NEW YORK--0.59%
                 PORT AUTHORITY NY & NJ REVENUE
    350,000        6.950%, 06/01/08                                     363,213
                                                                   ------------
 NEVADA--4.01%
                 CLARK COUNTY NEVADA POLLUTION
                  CONTROL REVENUE
    800,000        5.300%, 10/01/11                                     787,376
                 CLARK COUNTY NEVADA SCHOOL DISTRICT
                  (GENERAL OBLIGATION)
  1,550,000      h 5.500%, 06/15/11                                   1,680,247
                                                                   ------------
                                                                      2,467,623
                                                                   ------------
 NORTH CAROLINA--1.81%
                 NORTH CAROLINA MUNICIPAL POWER AGENCY
                  NO. 1 CATAWBA ELECTRIC REVENUE
  1,000,000        6.000%, 01/01/11                                   1,112,740
                                                                   ------------
 OHIO--1.60%
                 CINCINNATI OHIO CITY SCHOOL DISTRICT
                  (GENERAL OBLIGATION)
  1,000,000      h 4.250%, 12/01/11                                     983,020
                                                                   ------------

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  75

  STATEMENT OF INVESTMENTS - TAX-EXEMPT BOND FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------


PENNSYLVANIA--9.03%
                 CARBON COUNTY PENNSYLVANIA INDUSTRIAL
                   DEVELOPMENT AUTHORITY REVENUE
$ 1,250,000        6.650%, 05/01/10                                $  1,302,638
                 PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
                  AUTHORITY EXEMPT FACILITIES REVENUE
  1,030,000        6.000%, 11/01/09                                   1,084,559
                 PENNSYLVANIA STATE TURNPIK COMMUNITY REVENUE
  2,000,000      h 5.250%, 12/01/09                                   2,124,460
                 PHILADELPHIA PENNSYLVANIA (GENERAL OBLIGATION)
  1,000,000        5.000%, 09/15/11                                   1,042,410
                                                                   ------------
                                                                      5,554,067
                                                                   ------------
 SOUTH CAROLINA--1.99%
                 YORK COUNTY SOUTH CAROLINA
                  POLLUTION CONTROL REVENUE
  1,200,000        7.400%, 01/01/10                                   1,224,204
                                                                   ------------
 TEXAS--10.69%
                 BEXAR CONNTY TEXAS REVENUE
  1,350,000        5.500%, 08/15/09                                   1,459,148
                 BRAZOS RIVER AUTHORITY TEXAS REVENUE
  1,000,000        4.900%, 10/01/15                                     992,600
                 HOUSTON TEXAS AIRPORT SYSTEM REVENUE
    935,000        5.800%, 07/01/10                                     990,352
                 HOUSTON TEXAS HOTEL OCCUPANCY TAX &
                  SPECIAL REVENUE
  1,000,000        5.500%, 09/01/11                                   1,077,790
                 LOWER COLORADO RIVER AUTHORITY TEXAS REVENUE
  1,000,000        5.000%, 01/01/15                                   1,020,430

                 SPRING BRANCH TEXAS INDEPENDENT
                  SCHOOL DISTRICT (GENERAL OBLIGATION)
  1,000,000      h 5.000%, 02/01/11                                   1,035,680
                                                                   ------------
                                                                      6,576,000
                                                                   ------------
 UTAH--3.40%
                 SALT LAKE COUNTY UTAH MUNICIPAL BUILDING
                  AUTHORITY LEASE REVENUE
  2,000,000      h 5.000%, 10/01/09                                   2,089,400
                                                                    ------------
 VIRGIN ISLANDS--1.96%
                 VIRGIN ISLANDS WATER & POWER AUTHORITY REVENUE
  1,205,000        5.000%, 07/01/09                                   1,206,639
                                                                   ------------
 WASHINGTON--11.82%
                 CHELAN COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 REVENUE
    515,000        4.500%, 06/01/10                                     516,967
                 CLARK COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 REVENUE
  1,000,000        4.750%, 01/01/11                                   1,018,650
                 COWLITZ COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 ELECTRIC DISTRIBUTION
                  SYSTEM REVENUE
  1,000,000        5.000%, 09/01/11                                   1,029,220
                 ENERGY NORTHWEST WASHINGTON ELECTRIC REVENUE
  1,000,000        5.500%, 07/01/11                                   1,076,820
                 KITSAP COUNTY WASHINGTON SCHOOL DISTRICT
                  NO. 400 NORTH KITSAP (GENERAL OBLIGATION)
  1,380,000        5.000%, 06/01/11                                   1,432,882
                 SNOHOMISH COUNTY WASHINGTON SCHOOL DISTRICT
                  (GENERAL OBLIGATION)
  1,000,000        5.500%, 12/01/09                                   1,084,810
                 WASHINGTON STATE (GENERAL OBLIGATION)
  1,000,000        6.000%, 01/01/10                                   1,109,570
                                                                   ------------
                                                                      7,268,919
                                                                   ------------
 WISCONSIN--3.61%
                 WISCONSIN STATE CLEAN WATER REVENUE
  1,050,000        5.500%, 06/01/11                                   1,134,431

  PRINCIPAL                                                            VALUE
   -------                                                             -----
                 WISCONSIN STATE TRANSPORTATION REVENUE
$ 1,000,000        5.500%, 07/01/10                                $  1,082,000
                                                                   ------------
                                                                      2,216,431
                                                                   ------------
                 TOTAL LONG TERM MUNICIPAL BONDS
                   (COST $62,624,231)                                63,804,378
                                                                   ------------
SHORT TERM MUNICIPAL BONDS--5.37%
VARIABLE RATE NOTES--5.37%
 ALABAMA--0.98%
                 WEST JEFFERSON ALABAMA INDUSTRIAL DEVLOPMENT
                  BROAD POLLUTION CONTROL REVENUE
    600,000        3.250%, 06/01/28                                     600,000
                                                                   ------------
 GEORGIA--1.14%
                 MONROE COUNTY GEOGRIA POLLUTION
                  CONTROL REVENUE
    700,000        3.450%, 07/01/25                                     700,000
                                                                   ------------
 NEW JERSEY--0.65%
                 NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
                  WATER FACILITIES REVENUE
    400,000        3.250%, 11/01/25                                     400,000
                                                                   ------------
 NEW YORK--1.46%
                 NEW YORK NEW YORK (GENERAL OBLIGATION)
    200,000        3.250%, 08/01/10                                     200,000
    700,000        3.150%, 08/15/18                                     700,000
                                                                   ------------
                                                                        900,000
                                                                   ------------
 TEXAS--0.33%
                 LONE STAR TEXAS AIRPORT IMPROVEMENT
                  AUTHORITY REVENUE
    200,000        3.300%, 12/01/14                                     200,000
                                                                   ------------
 WISCONSIN--0.81%
                 LA CROSSE WISCONSIN INDUSTRIAL
                  DEVELOPMENT REVENUE
    500,000        3.200%, 02/01/15                                     500,000
                                                                   ------------
                 TOTAL VARIABLE RATE NOTES                            3,300,000
                                                                   ------------
                 TOTAL SHORT TERM MUNICIPAL BONDS
                   (COST $3,300,000)                                  3,300,000
                                                                   ------------
                 TOTAL PORTFOLIO--109.12%
                   (COST $65,924,231)                                67,104,378
                 OTHER ASSETS & LIABILITIES, NET--(9.12%)            (5,607,537)
                                                                   ------------
                 NET ASSETS--100.00%                               $ 61,496,841
                                                                   ============

----------

h  These securities were purchased on a delayed delivery basis.


                                               See notes to financial statements
76  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - BOND PLUS FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+        VALUE
  ---------                                            -------         -----
BONDS--92.70%
CORPORATE BONDS--33.10%
 AEROSPACE AND DEFENSE--0.78%
                 LOCKHEED MARTIN CORP DEB
$ 1,000,000        8.500%, 12/01/29                      BAA3      $  1,104,470
                 UNITED TECHNOLOGIES CORP NOTE
  1,000,000        6.350%, 03/01/11                        A2           990,530
                                                                   ------------
                 TOTAL AEROSPACE AND DEFENSE                          2,095,000
                                                                   ------------
 ASSET BACKED--5.60%
                 CAPITAL ONE MASTER TRUST
                  SERIES 2001-3A (CLASS A)
  1,000,000        5.450%, 03/16/09                       AAA           984,060
                 DETROIT EDISON SECURITIZATION
                  FUNDING LLC SERIES 2001-1 (CLASS A3)
  1,500,000        5.875%, 03/01/10                       AAA         1,486,574
                 GE CAPITAL MORTGAGE SERVICES, INC
                  SERIES 1999-HE1 (CLASS A3)
  1,500,000        6.035%, 06/25/20                       AAA         1,511,914
                 GREEN TREE HOME EQUITY LOAN TRUST
                  SERIES 1998-C (CLASS A3)
    123,579        6.180%, 07/15/29                       AAA           123,798
                 HOUSEHOLD AUTOMOTIVE TRUST
                  SERIES 2000-2 (CLASS A3)
  2,000,000        7.340%, 11/17/04                       AAA         2,071,165
                 NEWCOURT EQUIPMENT
                  TRUST SECURITIES
                  SERIES 1999-1 (CLASS A4)
  2,750,000        7.180%, 10/20/05                       AAA         2,862,909
                 PUBLIC SERVICE NEW HAMPSHIRE
                  FUNDING LLC
                  SERIES 2001-1 (CLASS A2)
  1,000,000        5.730%, 11/01/10                       AAA           988,630
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
    500,000        5.751%, 03/25/27                       AAA           497,500
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI4)
  1,000,000        6.401%, 02/25/29                       AAA           990,630
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI6)
  1,000,000        6.489%, 10/25/30                       AAA           993,130
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS2 (CLASS AI9)
  1,500,000        7.150%, 07/25/30                       AAA         1,531,179
                 VANDERBILT MORTGAGE FINANCE
                  SERIES 1999-D (CLASS IA2)
  1,000,000        6.815%, 08/07/12                       AAA         1,027,895
                                                                   ------------
                 TOTAL ASSET BACKED                                  15,069,384
                                                                   ------------
 BASIC INDUSTRIES--1.16%
                 KIMBERLY-CLARK CORP NOTE
  2,000,000        7.100%, 08/01/07                       AA2         2,093,200
                 ROHM & HAAS CO
  1,000,000      g 7.850%, 07/15/29                        A3         1,038,540
                                                                   ------------
                 TOTAL BASIC INDUSTRIES                               3,131,740
                                                                   ------------
 CONSUMER CYCLICAL--3.36%
                 AOL TIME WARNER, INC DEB
  1,000,000        7.625%, 04/15/31                      BAA1           999,750
                 CLEAR CHANNEL COMMUNICATIONS, INC
                  (SR NOTE)
  1,000,000        7.250%, 09/15/03                      BAA3         1,028,780
                 CSC HOLDINGS, INC (SR NOTE)
  1,000,000        8.125%, 07/15/09                       BA1           990,040
                 FORD MOTOR CO NOTE
  1,000,000        7.450%, 07/16/31                        A2           960,930
                 GENERAL MOTORS CORP DEB
  1,000,000        6.750%, 05/01/28                        A2           911,910
                 NEWS AMERICA HOLDINGS DEB
  1,000,000        8.250%, 08/10/18                      BAA3         1,011,960
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
  1,000,000        7.125%, 11/01/10                        A1         1,036,060
                 VIACOM, INC (GUARANTEE NOTE)
  1,000,000        6.400%, 01/30/06                        A3         1,013,920
                 WAL-MART STORES, INC NOTE
  1,000,000        7.550%, 02/15/30                       AA2         1,092,700
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                              9,046,050
                                                                   ------------

 CONSUMER NON-CYCLICAL--1.55%
                 SAFEWAY, INC NOTE
  2,000,000        7.250%, 09/15/04                      BAA2         2,080,960
                 DIAGEO CAPITAL PLC
                  (GUARANTEE NOTE)
  2,000,000        6.550%, 11/01/09                        A1         2,082,100
                                                                   ------------
                 TOTAL CONSUMER NON-CYCLICAL                          4,163,060
                                                                   ------------
 ENERGY--1.51%
                 AMERADA HESS CORP DEB
  1,000,000        7.875%, 10/01/29                      BAA1         1,057,240
                 CHEVRON CORP NOTE
  1,000,000        6.625%, 10/01/04                       AA2         1,038,490
                 CONOCO, INC (SR NOTE)
  1,000,000        6.950%, 04/15/29                        A3           960,970
                 WILLIAMS COS, INC NOTE
  1,000,000        6.200%, 08/01/02                      BAA2         1,008,380
                                                                   ------------
                 TOTAL ENERGY                                         4,065,080
                                                                   ------------
 FINANCIAL SERVICES--10.64%
                 AIG SUNAMERICA GLOBAL FINANCIAL
                  (SR NOTE)
  1,250,000      g 7.400%, 05/05/03                       AAA         1,303,237
                 BANK OF AMERICA CORP (SUB NOTE)
  1,000,000        7.400%, 01/15/11                       AA3         1,038,780
                 CITIGROUP, INC (SUB NOTE)
  1,000,000        7.250%, 10/01/10                       AA3         1,038,050
                 FIRST UNION NATIONAL BANK (SUB NOTE)
  1,000,000        7.800%, 08/18/10                        A1         1,063,600
                 FLEET NATIONAL BANK (SUB NOTE)
  2,000,000        5.750%, 01/15/09                        A2         1,891,420
                 FORD MOTOR CREDIT CO NOTE
  1,000,000        7.500%, 03/15/05                        A1         1,039,040
                 GENERAL ELECTRIC CAPITAL CORP NOTE
  2,000,000        7.375%, 01/15/09                       AAA         2,153,380
                 GENERAL MOTORS ACCEPTANCE
                  CORP NOTE
  2,000,000        5.480%, 12/16/02                        A2         2,008,560
                 HARTFORD FINANCIAL SERVICE
                  (SR NOTE)
  1,000,000        6.375%, 11/01/08                        A2           985,730
                 HOUSEHOLD FINANCE CORP
                  (SR NOTE)
  2,000,000        5.875%, 09/25/04                        A2         2,011,280
                 HOUSEHOLD FINANCE CORP NOTE
  1,000,000        6.500%, 01/24/06                        A2         1,016,630
                 INTERNATIONAL BANK
                  RECONCILIATION & DEVELOPMENT NOTE
  1,000,000        5.000%, 03/28/06                       AAA           985,460
                 JP MORGAN CHASE & CO (SUB NOTE)
  1,000,000        6.750%, 02/01/11                        A1         1,002,090
                 KEY BANK NA (SUB NOTE)
  1,000,000        7.000%, 02/01/11                       AA3           993,790
                 MELLON FUNDING CORP (SUB NOTE)
  1,000,000        6.375%, 02/15/10                        A2           980,880

----------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)


See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  77

      STATEMENT OF INVESTMENTS - BOND PLUS FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
 -----------                                           --------         -----
 FINANCIAL SERVICES--(CONTINUED)
                 MORGAN STANLEY DEAN WITTER, INC
                  (SR UNSUB)
$ 1,000,000        6.750%, 04/15/11                       AA3      $    992,530
  1,000,000        7.125%, 01/15/03                       AA3         1,032,730
  1,000,000        5.625%, 01/20/04                       AA3         1,006,390
                 NORWEST FINANCIAL, INC (SR NOTE)
  2,000,000        6.700%, 09/22/04                       AA3         2,060,960
                 SALOMON SMITH BARNEY HOLDINGS NOTE
  3,000,000        6.250%, 05/15/03                       AA3         3,060,840
                 WELLS FARGO BANK NA (SUB NOTE)
  1,000,000        6.450%, 02/01/11                       AA2           980,480
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                            28,645,857
                                                                   ------------
 HEALTH CARE--0.71%
                 JOHNSON & JOHNSON DEB
  1,000,000        6.950%, 09/01/29                       AAA         1,016,300
                 MERCK & CO, INC DEB
  1,000,000        5.950%, 12/01/28                       AAA           904,300
                                                                   ------------
                 TOTAL HEALTH CARE                                    1,920,600
                                                                   ------------
 OTHER MORTGAGE BACKED SECURITIES--2.37%
                 FIRST UNION COMMERCIAL
                  MORTGAGE TRUST
                  SERIES 1999-C1 (CLASS A2)
  2,000,000        6.070%, 10/15/08                       AAA         1,952,019
                 JP MORGAN COMMERCIAL MORTGAGE
                  FINANCE CORP
                  SERIES 1997-C5 (CLASS A2)
  2,850,000        7.069%, 09/15/29                       AAA         2,948,028
                 SALOMON BROTHERS MORTGAGE
                   SECURITIES VII
                  SERIES 2000-C3 (CLASS A2)
  1,500,000        6.592%, 10/18/10                       AAA         1,494,184
                                                                   ------------
                 TOTAL OTHER MORTGAGE BACKED
                 SECURITIES                                           6,394,231
                                                                   ------------
 PRODUCER DURABLES--0.37%
                 INGERSOLL-RAND CO NOTE
  1,000,000        5.750%, 02/14/03                        A3         1,008,690
                                                                   ------------
                 TOTAL PRODUCER DURABLES                              1,008,690
                                                                   ------------
 TRANSPORTATION--0.54%
                 CSX CORP DEB
  1,400,000        7.900%, 05/01/17                      BAA2         1,448,776
                                                                   ------------
                 TOTAL TRANSPORTATION                                 1,448,776
                                                                   ------------
 UTILITIES--4.51%
                 BELLSOUTH TELECOMMUNICATION NOTE
  1,000,000        6.500%, 06/15/05                       AAA         1,026,810
                 CENTRAL POWER & LIGHT CO
                  (FIRST MORTGAGE)
  2,500,000        6.625%, 07/01/05                        A3         2,535,700
                 COX COMMUNICATIONS, INC NOTE
  1,000,000        6.750%, 03/15/11                      BAA2           976,430
                 FRANCE TELECOMMUNICATION NOTE
  1,000,000      g 7.750%, 03/01/11                        A3         1,018,730
                 GEORGIA POWER CO (SR NOTE)
  1,000,000        5.500%, 12/01/05                        A2           976,579
                 QWEST CAPITAL FUNDING NOTE
  1,000,000      g 7.250%, 02/15/11                      BAA1           990,210
                 SBC COMMUNICATIONS, INC NOTE
  1,000,000        6.250%, 03/15/11                       AA3           971,710
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
  1,500,000        7.625%, 06/10/02                      BAA1         1,533,810
  1,250,000        6.900%, 05/01/19                      BAA1         1,091,787
                 VERIZON GLOBAL FUNDING CORP NOTE
$ 1,000,000      g 6.750%, 12/01/05                        A1         1,023,110
                                                                   ------------
                 TOTAL UTILITIES                                     12,144,876
                                                                   ------------
                 TOTAL CORPORATE BONDS
                   (COST $88,636,058)                                89,133,344
                                                                   ------------
GOVERNMENT BONDS--59.60%
 AGENCY SECURITIES--9.63%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
    900,000        5.250%, 02/15/04                       AAA           907,173
  6,000,000        6.875%, 01/15/05                       AAA         6,307,500
 10,100,000        5.750%, 04/15/08                                  10,030,512

                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  3,000,000        4.750%, 03/15/04                       AAA         2,985,930
  6,000,000      h 5.500%, 03/15/11                       AAA         5,704,574
                                                                   ------------
                 TOTAL AGENCY SECURITIES                             25,935,689
                                                                   ------------
 FOREIGN GOVERNMENT BONDS--1.57%
                 CANADA GOVERNMENT
  1,000,000        6.750%, 08/28/06                       AA2         1,050,060
                 MALAYSIA
    500,000      h 7.500%, 07/15/11                      BAA2           493,095
                 UNITED MEXICAN STATE
  1,000,000        9.875%, 01/15/07                      BAA3         1,095,000
                 QUEBEC PROVINCE CANADA
    500,000        7.000%, 01/30/07                        A2           524,270
  1,000,000        7.500%, 09/15/29                        A2         1,066,560
                                                                   ------------
                 TOTAL FOREIGN GOVERNMENT BONDS                       4,228,985
                                                                   ------------
 MORTGAGE BACKED SECURITIES--39.77%
                 FEDERAL HOME LOAN MORTGAGE CORP (FGLMC)
  5,999,976        6.500%, 01/01/29                                   5,924,376
    769,848        7.000%, 09/01/10                                     787,231
  1,181,452        8.000%, 01/01/31                                   1,219,471
  3,443,379        7.000%, 10/01/20                                   3,488,556
 12,000,000      h 6.500%, 07/25/31                                  11,816,280
  2,000,000      h 7.500%, 07/15/16                                   2,059,380
  5,000,000      h 8.000%, 07/25/30                                   5,160,950
 15,000,000      h 7.500%, 07/25/31                                  15,314,100
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  1,059,183        8.000%, 03/01/23                                   1,102,101
  2,352,827        6.000%, 01/01/19                                   2,293,041
  1,927,534        6.000%, 03/01/13                                   1,907,044
  1,095,590        6.000%, 12/01/08                                   1,087,614
    297,812        9.000%, 11/01/25                                     319,308
    559,109        7.500%, 01/01/29                                     571,627
    783,131        6.000%, 12/01/13                                     774,978
    299,785        9.000%, 10/01/26                                     318,737
  2,000,000      h 6.500%, 05/25/16                                   2,005,000
 20,000,000      h 7.000%, 07/25/31                                  20,085,614
  5,000,000      h 7.000%, 07/25/16                                   5,084,400
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
  6,000,000      h 6.500%, 07/20/31                                   5,934,360
  3,500,000      h 7.000%, 07/20/31                                   3,530,625
  6,000,000      h 7.000%, 06/15/31                                   6,052,500
  6,971,836        8.500%, 10/20/30                                   7,265,977
  1,035,602        7.500%, 11/15/23                                   1,066,597
    369,346        6.500%, 09/15/23                                     367,436
    490,122        7.500%, 08/15/28                                     503,566
  1,000,000      h 8.500%, 07/25/31                                   1,045,000
                                                                   ------------
                 TOTAL MORTGAGE BACKED SECURITIES                   107,085,869
                                                                   ------------
 U.S. TREASURY SECURITIES--8.63%
                 U.S. TREASURY BOND
  2,000,000        10.375%, 11/15/09                                  2,333,120

----------
+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)


                                               See notes to financial statements
78  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

     STATEMENT OF INVESTMENTS - BOND PLUS FUND (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                                        VALUE
----------------                                                        -----
 U.S. TREASURY SECURITIES--(CONTINUED)
$   500,000        12.000%, 08/15/13                               $    691,955
  2,900,000        7.250%, 05/15/16                                   3,303,274
  3,505,000        6.250%, 05/15/30                                   3,712,531
                 U.S. TREASURY NOTE
  3,730,000      h 5.000%, 02/15/11                                   3,618,659
                 U.S. TREASURY STRIP
  5,000,000        0.000%, 05/15/17                                   1,926,800
 26,180,000        0.000%, 11/15/21                                   7,645,345
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                      23,231,684
                                                                   ------------
                 TOTAL GOVERNMENT BONDS
                   (COST $159,603,892)                              160,482,227
                                                                   ------------
                 TOTAL BONDS
                   (COST $248,239,950)                              249,615,571
                                                                   ------------
TIAA-CREF MUTUAL FUND--0.57%
    162,019        TIAA-CREF HIGH-YIELD BOND FUND                     1,542,154
                                                                   ------------
                   TIAA-CREF MUTUAL FUND
                     (COST $1,624,533)                                1,542,154
                                                                   ------------
SHORT TERM INVESTMENTS--35.84%
 COMMERCIAL PAPER--21.39%
                 ABBOT LABORATORIES
$ 4,065,000    c,d 3.970%, 07/03/01                                   4,064,103
                 AMERICAN HONDA FINANCE CORP
  1,545,000        3.650%, 01/08/00                                   1,537,638
                 ASSET SECURITIZATION COOPERATIVE CORP
  4,000,000    c,d 3.820%, 07/09/01                                   3,996,604
                 BELLSOUTH
  4,425,000    c,d 3.850%, 01/07/00                                   4,420,750
                 CORPORATE ASSET FUNDING CORP, INC
  1,650,000    c,d 3.800%, 01/07/00                                   1,648,258
                 DELAWARE FUNDING CORP
  2,320,000    c,d 3.580%, 01/08/00                                   2,307,541
                 EDISON ASSET SECURITIZATION LLC
  4,700,000    c,d 3.760%, 01/07/00                                   4,692,145
                 EMERSON ELECTRIC CO
  3,705,000    c,d 3.930%, 07/06/01                                   3,702,977
                 ENTERPRISE FUNDING CORP
  5,000,000    c,d 3.780%, 01/08/00                                   4,976,375
                 GOVCO, INC
  5,000,000    c,d 3.960%, 08/07/01                                   4,979,650
                 HARLEY-DAVIDSON FUNDING CORP
  5,000,000    c,d 3.920%, 07/05/01                                   4,997,822
                 MCGRAW-HILL, INC
    150,000      d 3.900%, 01/09/00                                     148,683
                 PARK AVENUE RECEIVABLES CORP
  4,095,000    c,d 3.920%, 01/07/00                                   4,083,406
                 PFIZER, INC
  3,000,000    c,d 3.850%, 01/07/00                                   2,993,904
                 PREFERRED RECEIVABLES FUNDING CORP
  1,175,000    c,d 3.900%, 01/07/00                                   1,173,090
                 SIGMA FINANCE, INC
  5,000,000    c,d 3.600%, 01/09/00                                   4,961,000
                 VERIZON NETWORK FUNDING CORP
  2,905,000        3.980%, 07/02/01                                   2,904,678
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                              57,588,624
                                                                   ------------
 U.S. GOVERNMENT AND AGENCY--14.45%
                 FEDERAL HOME LOAN BANK (FHLB)
  2,500,000        3.940%, 07/02/01                                   2,499,726
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  5,115,000        3.570%, 01/07/00                                   5,103,333
  9,950,000      d 3.720%, 01/07/00                                   9,926,352
  4,140,000      d 3.780%, 01/07/00                                   4,126,959
  1,210,000      d 3.670%, 08/07/01                                   1,205,435

  PRINCIPAL                                                             VALUE
 -----------                                                            -----
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  8,465,000      d 4.595%, 01/07/00                                   8,453,115
  1,520,000        3.540%, 01/08/00                                   1,513,124
  6,120,000      d 3.540%, 01/09/00                                   6,075,466
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY                    38,903,510
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $96,492,134)                                96,492,134
                                                                   ------------

                 TOTAL PORTFOLIO--129.11%
                   (COST $346,356,617)                              347,649,859
                 OTHER ASSETS & LIABILITIES, NET--(29.11%)          (78,385,350)
                                                                   ------------
                 NET ASSETS--100.00%                               $269,264,509
                                                                   ============

----------

c Commercial paper issued under the private placement exemption under section 4(2) of the Securities Act of 1933.

d All or portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2001, the value of these securities amounted to $5,373,827 or 2.00% of net assets.

h  These securities were purchased on a delayed delivery basis.

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  79

   Statement of Investments - MONEY MARKET ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                             VALUE
 -----------                                                            -----
SHORT TERM INVESTMENTS--99.73%
 BANK NOTE--0.27%
                 HARRIS TRUST AND SAVINGS BANK
$ 2,000,000        4.070%, 06/10/02                                $  2,000,000
                                                                   ------------
                 TOTAL BANK NOTE                                      2,000,000
                                                                   ------------
 BANKERS ACCEPTANCES--1.81%
                 BANK OF AMERICA
  7,000,000        3.930%, 07/05/01                                   6,996,943
                 TORONTO DOMINION BANK
  6,365,000        3.950%, 07/30/01                                   6,344,747
                                                                   ------------
                 TOTAL BANKERS ACCEPTANCES                           13,341,690
                                                                   ------------
 CERTIFICATES OF DEPOSIT--7.30%
                 BANK OF NOVA SCOTIA
  9,015,000        3.930%, 07/31/01                                   9,015,000
                 CANADIAN IMPERIAL BANK OF COMMERCE
 10,000,000        4.670%, 07/12/01                                  10,000,000
  8,000,000        4.100%, 05/07/02                                   8,000,000
                 COMMERZBANK
  5,000,000        4.180%, 05/21/02                                   4,999,568
                 RABOBANK
  5,000,000        4.240%, 06/18/02                                   4,999,533
                 REGIONS BANK (ALABAMA)
  8,000,000        5.250%, 02/15/02                                   7,999,815
                 TORONTO DOMINION BANK
  8,815,000        4.730%, 04/18/02                                   8,815,000
                                                                   ------------
                 TOTAL CERTIFICATES OF DEPOSIT                       53,828,916
                                                                   ------------
 COMMERCIAL PAPER--69.99%
                 ABBEY NATIONAL NORTH AMERICA CORP
  1,100,000        4.650%, 08/01/01                                   1,095,595
  2,230,000        3.650%, 08/06/01                                   2,221,861
  1,800,000        4.650%, 08/06/01                                   1,791,630
  1,800,000        4.160%, 08/08/01                                   1,792,096
  2,652,000        4.820%, 09/05/01                                   2,628,565
                 ABBOT LABORATORIES CO
  2,500,000      c 4.000%, 07/10/01                                   2,497,500
                 ALABAMA POWER CO
  3,328,000      c 3.800%, 07/11/01                                   3,324,487
  5,000,000      c 3.740%, 08/30/01                                   4,968,833
                 AMERICAN HONDA FINANCE CORP
  1,355,000        3.780%, 07/12/01                                   1,353,435
  6,550,000        3.670%, 08/20/01                                   6,516,613
                 ASSET SECURITIZATION COOPERATIVE CORP
  6,000,000      c 4.000%, 07/05/01                                   5,997,333
  6,000,000      c 3.950%, 07/11/01                                   5,993,417
  5,900,000      c 3.870%, 07/17/01                                   5,889,852
                 BARCLAYS U.S. FUNDING CORP
 16,720,000        3.760%, 08/01/01                                  16,665,864
                 BELLSOUTH CORP
 17,500,000      c 3.630%, 08/20/01                                  17,411,771
                 BETA FINANCE, INC
  2,660,000      c 4.750%, 07/20/01                                   2,653,332
 10,000,000      c 3.640%, 09/19/01                                   9,919,111
                 CAMPBELL SOUP CO
  5,000,000      c 6.275%, 09/27/01                                   4,923,306
                 CANADIAN WHEAT BOARD (THE)
 10,000,000        4.550%, 07/12/01                                   9,986,097
                 CATERPILLAR FINANCIAL SERVICES CORP
  3,288,000        3.720%, 07/23/01                                   3,280,525
                 CC (USA), INC
  9,500,000      c 4.650%, 07/16/01                                   9,481,594
  3,375,000      c 3.980%, 07/23/01                                   3,366,791
    500,000      c 3.970%, 08/15/01                                     497,519
  2,000,000      c 3.800%, 09/20/01                                   1,982,900
                 CIESCO LP
  5,000,000        3.920%, 07/24/01                                   4,987,478
  9,515,000        3.900%, 08/03/01                                   9,480,984
  3,000,000        3.800%, 08/17/01                                   2,985,117
                 CITIGROUP, INC
  7,000,000        3.750%, 08/06/01                                   6,973,750
                 CORPORATE ASSET FUNDING CORP, INC
  3,000,000      c 3.800%, 07/11/01                                   2,996,833
  5,000,000      c 4.670%, 07/13/01                                   4,992,217
                 DELAWARE FUNDING CORP
  1,800,000      c 3.830%, 07/16/01                                   1,797,128
 10,000,000      c 3.810%, 07/18/01                                   9,982,008
  1,999,000      c 3.890%, 07/20/01                                   1,994,896
  2,793,000      c 3.700%, 07/25/01                                   2,786,111
                 EDISON ASSET SECURITIZATION LLC
  5,000,000      c 3.960%, 07/10/01                                   4,995,050
  7,000,000      c 3.860%, 07/26/01                                   6,981,236
  5,800,000      c 3.670%, 08/22/01                                   5,769,254
                 ENTERPRISE FUNDING CORP
  5,000,000      c 3.980%, 07/09/01                                   4,995,578
 11,970,000      c 3.780%, 08/15/01                                  11,913,442

                 EQUILON ENTERPRISES LLC
  1,500,000        3.740%, 08/28/01                                   1,490,962
                 FORTUNE BRANDS, INC
  4,300,000      c 3.910%, 07/13/01                                   4,294,396
                 GANNETT, INC
  2,940,000      c 3.850%, 07/02/01                                   2,939,686
  3,100,000      c 3.950%, 07/03/01                                   3,099,320
  1,017,000      c 3.960%, 07/06/01                                   1,016,441
    300,000      c 4.050%, 07/09/01                                     299,730
  8,000,000      c 3.950%, 07/16/01                                   7,986,833
                 GENERAL ELECTRIC CAPITAL CORP
  1,500,000        3.990%, 07/18/01                                   1,497,174
                 GOVCO, INC
 16,000,000      c 3.940%, 08/02/01                                  15,943,964
                 HARLEY-DAVIDSON FUNDING CORP
  1,500,000      c 3.920%, 07/11/01                                   1,498,367
  3,050,000      c 3.890%, 07/24/01                                   3,042,420
  3,400,000      c 3.850%, 07/26/01                                   3,390,910
                 HD REAL ESTATE FUNDING CORP
  1,660,000      c 3.860%, 11/05/01                                   1,637,395
  5,000,000      c 3.790%, 11/20/01                                   4,925,253
                 HEINZ (H. J.) CO
  5,610,000      c 3.990%, 07/05/01                                   5,607,520
  3,700,000      c 3.890%, 07/20/01                                   3,692,404
  1,126,000      c 3.750%, 08/02/01                                   1,122,247
                 HERSHEY FOODS CORP
  1,134,000      c 4.050%, 07/03/01                                   1,133,745
                 HEWLETT PACKARD CO
  5,475,000        4.630%, 07/20/01                                   5,461,621
                 HONEYWELL INTERNATIONAL
 12,531,000      c 3.990%, 07/06/01                                  12,524,055
                 HOUSEHOLD FINANCE CORP
  7,965,000        3.590%, 08/27/01                                   7,919,726
                 INTERNATIONAL LEASE FINANCE CORP
  4,760,000        3.740%, 08/13/01                                   4,738,736
                 KIMBERLY-CLARK CORP
  5,000,000      c 4.200%, 07/10/01                                   4,994,750
                 LONESTAR FUNDING LLC
  2,285,000      c 3.760%, 07/23/01                                   2,279,750
                 MCGRAW-HILL, INC
  7,565,000        4.800%, 07/11/01                                   7,554,913
  3,785,000        4.810%, 07/20/01                                   3,775,391
  2,000,000        4.620%, 08/03/01                                   1,991,530
  4,000,000        4.140%, 08/28/01                                   3,973,320
                 MINNESOTA MINING & MANUFACTURING CO
  7,450,000        3.750%, 08/23/01                                   7,408,870
                 PACCAR FINANCIAL CORP
  8,000,000        3.600%, 09/20/01                                   7,935,200


                                               See notes to financial statements
80  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

  STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
   -------                                                             -----
 COMMERCIAL PAPER--(CONTINUED)
                 PARK AVENUE RECEIVABLES CORP
$   583,000      c 4.200%, 07/05/01                                $    582,728
  3,400,000      c 3.950%, 07/18/01                                   3,393,658
  4,875,000      c 3.760%, 07/23/01                                   4,863,798
  7,073,000      c 3.700%, 07/24/01                                   7,056,280
                 PITNEY BOWES CREDIT CORP
  9,700,000        3.980%, 07/13/01                                   9,687,131
                 PREFERRED RECEIVABLES FUNDING CORP
  7,300,000      c 3.950%, 07/09/01                                   7,293,592
  2,575,000      c 3.960%, 07/12/01                                   2,571,884
  3,500,000      c 3.850%, 07/16/01                                   3,494,385
                 RECEIVABLES CAPITAL CORP
 11,000,000      c 3.740%, 07/25/01                                  10,972,573
  6,800,000      c 3.780%, 09/10/01                                   6,749,306
                 RESEAU FERRE DE FRANCE
  1,200,000        3.980%, 07/25/01                                   1,196,816
  1,000,000        4.200%, 07/25/01                                     997,200
  3,400,000        4.670%, 07/25/01                                   3,389,415
  1,500,000        4.700%, 07/25/01                                   1,495,300
 10,000,000        4.620%, 08/16/01                                   9,940,967
                 SBC COMMUNICATIONS, INC
  5,000,000      c 3.770%, 07/25/01                                   4,987,433
 10,000,000      c 3.950%, 08/13/01                                   9,952,819
                 SIGMA FINANCE, INC
 11,000,000      c 5.250%, 07/09/01                                  10,987,167
                 THE STANLEY WORKS
 10,000,000      c 3.650%, 09/17/01                                   9,920,917
                 UNITED TECHNOLOGIES CORP
  1,675,000      c 3.650%, 07/24/01                                   1,671,094
  5,607,000      c 3.860%, 07/26/01                                   5,591,970
                 VENTURES BUSINESS TRUST
  3,800,000      c 3.760%, 09/10/01                                   3,771,821
  6,000,000      c 3.750%, 09/11/01                                   5,955,000
                 VERIZON NETWORK FUNDING CORP
  1,900,000        4.230%, 07/11/01                                   1,897,768
  3,455,000        3.800%, 08/13/01                                   3,439,318
 12,600,000        3.780%, 08/21/01                                  12,532,527
                 WAL-MART STORES, INC
  3,825,000      c 3.750%, 07/03/01                                   3,824,203
  1,350,000      c 3.790%, 07/10/01                                   1,348,721
 11,850,000      c 3.860%, 07/17/01                                  11,829,671
                 WALT DISNEY CO
  5,000,000        4.150%, 08/07/01                                   4,978,674
  5,000,000        4.100%, 09/11/01                                   4,959,000
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                             516,380,874
                                                                   ------------
 MEDIUM TERM BONDS--4.41%
                 BETA FINANCE, INC
  5,000,000      c 4.310%, 05/10/02                                   5,000,000
                 CC (USA), INC
  2,500,000      c 4.315%, 05/10/02                                   2,503,441
                 GENERAL ELECTRIC CAPITAL CORP
  6,850,000        5.500%, 04/15/02                                   6,910,094
                 IBM CREDIT CORP
 14,000,000        6.640%, 10/29/01                                  14,000,681
                 INTERNATIONAL LEASE FINANCE CORP
  4,085,000        5.400%, 01/22/02                                   4,106,547
                                                                   ------------
                 TOTAL MEDIUM TERM BONDS                             32,520,763
                                                                   ------------
 U.S. GOVERNMENT AND AGENCIES--5.57%
                 FEDERAL HOME LOAN BANK (FHLB)
 10,000,000        3.700%, 07/27/01                                   9,973,278
 10,000,000        3.560%, 08/24/01                                   9,946,600
    300,000        4.550%, 01/18/02                                     292,379
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
    568,000        3.800%, 08/30/01                                     564,403
    140,000        3.660%, 12/06/01                                     137,751
  5,000,000        3.470%, 12/26/01                                   4,914,214
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    124,000        4.580%, 07/19/01                                     123,716
  3,001,000        3.770%, 08/03/01                                   2,990,629
 10,000,000        3.600%, 12/27/01                                   9,821,000
  2,380,000        3.510%, 12/28/01                                   2,338,231
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                  41,102,201
                                                                   ------------
 VARIABLE RATE NOTES--10.38%
                 AMERICAN HONDA FINANCE CORP
 10,000,000        4.093%, 08/17/01                                  10,000,000
                 BANC ONE CORP
  5,000,000        3.911%, 07/02/01                                   5,000,014
                 FORD MOTOR CREDIT CORP
  5,000,000        6.855%, 09/03/01                                   5,001,474
                 GENERAL MOTORS ACCEPTANCE CORP
  5,000,000        5.607%, 07/27/01                                   5,000,197
                 HOUSEHOLD FINANCE CORP
 10,000,000        4.275%, 05/24/02                                  10,017,625

                 KEY BANK
 10,000,000        4.710%, 10/26/01                                  10,011,632
                 MERRILL LYNCH & CO, INC
  5,000,000        4.060%, 03/04/02                                   5,000,000
                 PACCAR FINANCIAL CORP
 10,000,000        4.054%, 06/03/02                                  10,007,272
                 SIGMA FINANCE, INC
  6,500,000      c 4.080%, 04/10/02                                   6,500,000
                 WACHOVIA BANK NA
 10,000,000        4.928%, 10/09/01                                  10,004,456
                                                                   ------------
                 TOTAL VARIABLE RATE NOTES                           76,542,670
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $735,717,114)                              735,717,114
                                                                   ------------
                 TOTAL PORTFOLIO--99.73%
                   (COST $735,717,114)                              735,717,114
                 OTHER ASSETS & LIABILITIES, NET--0.27%               2,032,269
                                                                   ------------
                 NET ASSETS--100.00%                               $737,749,383
                                                                   ============

----------

c  Commercial paper issued under the private placement exemption under the
   Section 4(2) of the Securities Act of 1933.

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  81

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
June 30, 2001

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS

  Portfolio investments, at cost                         $254,604,955       $ 794,956,079         $663,351,134         $91,584,803
  Net unrealized appreciation (depreciation)
    of portfolio investments                              (23,554,396)        (90,661,982)         (12,214,557)         (9,574,549)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                         231,050,559         704,294,097          651,136,577          82,010,254
  Cash                                                      1,400,258               2,623                   --               9,174
  Receivable from securities transactions                  27,552,685          70,518,661                   --           1,665,880
  Receivable for Fund shares sold                           1,526,688             284,829            1,088,401              34,941
  Dividends and interest receivable                           448,810             206,440              443,682              63,267
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                          261,979,000         775,306,650          652,668,660          83,783,516
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                                       88,867             264,886              226,534              17,271
  Due to custodian                                                 --                  --                  430                  --
  Payable for securities transactions                      30,197,755          66,184,021              788,993           1,992,698
  Payable for Fund shares redeemed                            144,519             124,475              115,803              29,559
  Income distribution payable                                  34,509                 599               56,932                  --
  Other payables and accrued expenses                              --               2,103                   --                  --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                      30,465,650          66,576,084            1,188,692           2,039,528
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $231,513,350       $ 708,730,566         $651,479,968         $81,743,988
====================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                                        $302,532,704       $ 914,665,530         $686,266,322         $91,942,988
  Accumulated undistributed (overdistributed)
    net investment income                                   2,114,248              20,904               92,059             366,444
  Accumulated undistributed net realized gain (loss)
    on total investments                                  (49,538,470)       (115,252,761)         (22,662,104)           (990,895)
  Accumulated net unrealized appreciation (depreciation)
    on total investments                                  (23,595,132)        (90,703,107)         (12,216,309)         (9,574,549)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                               $231,513,350       $ 708,730,566         $651,479,968         $81,743,988
====================================================================================================================================

Outstanding shares of beneficial interest,
  unlimited shares authorized ($.0001 par value)           25,904,427          65,292,007           50,649,195           9,485,637

NET ASSET VALUE PER SHARE                                       $8.94              $10.85               $12.86               $8.62
====================================================================================================================================

                                               See notes to financial statements
82  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                     (Unaudited)

SOCIAL CHOICE       MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
 EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
  FUND               FUND                FUND               FUND               FUND                FUND               FUND
-------------------------------------------------------------------------------------------------------------------------------



$63,545,072       $349,427,612         $80,249,112        $56,444,275        $65,924,231       $346,356,617        $735,717,114

 (6,310,421)       (24,695,749)         (3,616,401)           691,137          1,180,147          1,293,242                  --
-------------------------------------------------------------------------------------------------------------------------------
 57,234,651        324,731,863          76,632,711         57,135,412         67,104,378        347,649,859         735,717,114
      4,733                 --              13,937              2,743             47,128             13,028              50,799
         --            149,999                  --                 --          1,724,467         28,485,567                  --
    265,158            130,827              43,589            174,882             52,422            824,553           2,153,881
     42,614            869,305           2,016,853            783,567            872,033          2,650,841           1,294,207
-------------------------------------------------------------------------------------------------------------------------------
 57,547,156        325,881,994          78,707,090         58,096,604         69,800,428        379,623,848         739,216,001
-------------------------------------------------------------------------------------------------------------------------------



     12,609                 --              22,399             12,591             14,549             64,983             174,900
         --             43,142                  --                 --                 --                 --                  --
    155,334            869,306                  --            497,985          7,771,014        110,024,017                  --
     26,650             98,198              49,194                515            472,762            203,315           1,262,918
         --            150,313             148,425             94,683             45,262             65,883              26,899
         --                 --                  --                 --                 --              1,141               1,901
-------------------------------------------------------------------------------------------------------------------------------
    194,593          1,160,959             220,018            605,774          8,303,587        110,359,339           1,466,618
-------------------------------------------------------------------------------------------------------------------------------

$57,352,563       $324,721,035         $78,487,072        $57,490,830        $61,496,841       $269,264,509        $737,749,383
===============================================================================================================================



$63,622,296       $340,200,471         $82,490,366        $56,550,382        $59,602,042       $268,449,490        $737,733,713

    223,720             (2,526)             22,994             (3,778)             8,811             35,847                  --

   (183,032)         9,218,839            (409,887)           253,089            705,841           (571,919)             15,670

 (6,310,421)       (24,695,749)         (3,616,401)           691,137          1,180,147          1,351,091                  --
-------------------------------------------------------------------------------------------------------------------------------

$57,352,563       $324,721,035         $78,487,072        $57,490,830        $61,496,841       $269,264,509        $737,749,383
===============================================================================================================================


  6,555,078         28,840,742           8,327,304          5,551,607          5,825,746         26,607,369         737,733,713

      $8.75             $11.26               $9.43             $10.36             $10.56             $10.12               $1.00
===============================================================================================================================

See notes to financial statements
                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds  83

TIAA-CREF MUTUAL FUNDS

---------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001

                                                         INTERNATIONAL          GROWTH           GROWTH &         EQUITY
                                                            EQUITY              EQUITY            INCOME           INDEX
                                                             FUND                FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                 $     37,826     $     189,512      $    188,408     $    16,993
  Dividends                                                   3,040,987         1,511,017         3,653,040         443,746
  Foreign taxes withheld                                       (353,917)           (5,125)          (34,346)            (58)
---------------------------------------------------------------------------------------------------------------------------
    Total income                                              2,724,896         1,695,404         3,807,102         460,681
---------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fees                                             1,225,802         3,431,009         2,987,735         275,144
  Trustee fees and expenses                                         371             1,084               964             109
---------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                                1,226,173         3,432,093         2,988,699         275,253
    Less expenses waived by the advisor                        (619,092)       (1,805,794)       (1,606,309)       (181,016)
----------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                607,081         1,626,299         1,382,390          94,237
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                       2,117,815            69,105         2,424,712         366,444
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                   (38,954,847)     (111,576,558)      (17,205,801)     (1,082,159)
    Futures transactions                                             --                --                --              --
    Foreign currency transactions                              (187,014)           (3,675)              587              --
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments             (39,141,861)     (111,580,233)      (17,205,214)     (1,082,159)
---------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                    (9,356,196)      (13,559,424)      (40,836,736)     (3,723,003)
    Futures transactions                                             --          (259,000)               --              --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies           1,050                --            (1,381)             --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                      (9,355,146)      (13,818,424)      (40,838,117)     (3,723,003)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total investments                        (48,497,007)     (125,398,657)      (58,043,331)     (4,805,162)
---------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $(46,379,192)    $(125,329,552)     $(55,618,619)    $(4,438,718)
===========================================================================================================================



                                               See notes to financial statements
84  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
                                                                                                         (Unaudited)

SOCIAL CHOICE         MANAGED        HIGH-YIELD      SHORT-TERM        TAX-EXEMPT            BOND           MONEY
   EQUITY           ALLOCATION          BOND            BOND              BOND               PLUS          MARKET
    FUND               FUND             FUND            FUND              FUND               FUND           FUND
--------------------------------------------------------------------------------------------------------------------


 $    16,809       $      9,363       $3,843,940      $1,066,904        $1,131,205       $ 8,159,881     $18,153,223
     266,091          4,552,930          118,450              --                --            76,304              --
      (1,125)                --               --              --                --                --              --
--------------------------------------------------------------------------------------------------------------------
     281,775          4,562,293        3,962,390       1,066,904         1,131,205         8,236,185      18,153,223
--------------------------------------------------------------------------------------------------------------------



     165,380                 --          318,396         135,832           178,128         1,017,227       2,715,682
          65                 --              114              51                67               381           1,031
--------------------------------------------------------------------------------------------------------------------
     165,445                 --          318,510         135,883           178,195         1,017,608       2,716,713
    (107,390)                --         (189,521)        (84,895)         (111,330)         (635,767)     (1,718,786)
--------------------------------------------------------------------------------------------------------------------
      58,055                 --          128,989          50,988            66,865           381,841         997,927
--------------------------------------------------------------------------------------------------------------------
     223,720          4,562,293        3,833,401       1,015,916         1,064,340         7,854,344      17,155,296
--------------------------------------------------------------------------------------------------------------------





    (232,614)        (1,569,709)         254,116         226,450           597,298         3,536,445          33,361
          --                 --               --              --                --                --              --
          --                 --               --              --                --                --              --
--------------------------------------------------------------------------------------------------------------------
    (232,614)        (1,569,709)         254,116         226,450           597,298         3,536,445          33,361
--------------------------------------------------------------------------------------------------------------------

  (4,102,832)       (24,698,849)        (559,496)         60,522          (235,946)       (3,236,178)             --
          --                 --               --              --                --                --              --

          --                 --               --              --                --                --              --
--------------------------------------------------------------------------------------------------------------------

  (4,102,832)       (24,698,849)        (559,496)         60,522          (235,946)       (3,236,178)             --
--------------------------------------------------------------------------------------------------------------------

  (4,335,446)       (26,268,558)        (305,380)        286,972           361,352           300,267          33,361
--------------------------------------------------------------------------------------------------------------------


 $(4,111,726)      $(21,706,265)      $3,528,021      $1,302,888        $1,425,692       $ 8,154,611     $17,188,657
====================================================================================================================




See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 85

TIAA-CREF MUTUAL FUNDS

--------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001

                                                                 INTERNATIONAL       GROWTH          GROWTH &           EQUITY
                                                                    EQUITY           EQUITY           INCOME             INDEX
                                                                     FUND             FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets
    resulting from operations                                   $ (46,379,192)   $(125,329,552)   $ (55,618,619)    $ (4,438,718)
  Adjustments to reconcile net increase (decrease)
    in net assets resulting from operations to net cash
    used in operating activities:
    Purchases of long-term securities                            (151,487,951)    (175,343,050)    (162,781,404)     (24,220,242)
    Proceeds from sales of long-term securities                   144,236,124      122,631,665      120,351,096        4,426,041
    Purchases of short-term investments-net                         3,666,980        4,335,249       (1,882,728)         190,408
    Decrease (increase) in receivables                               (148,166)         168,508          172,678           (4,948)
    Increase (decrease) in payables                                   (18,034)         (60,842)         (12,023)           2,512
    Net realized (gain) loss on total investments                  39,141,861      111,580,233       17,205,214        1,082,159
    Unrealized (appreciation) depreciation on
      total investments                                             9,355,146       13,818,424       40,838,117        3,723,003
--------------------------------------------------------------------------------------------------------------------------------
      Net cash used in operating activities                        (1,633,232)     (48,199,365)     (41,727,669)     (19,239,785)
--------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

    Proceeds from Fund shares sold                                 57,557,670       93,167,158       80,737,698       14,456,890
    Payments for Fund shares redeemed                             (50,643,020)     (31,283,135)     (33,451,188)        (765,136)
    Cash dividends paid                                                    --           (9,705)         (74,549)            (310)
    Exchanges among the Funds-net                                  (5,222,465)     (13,672,330)      (5,494,246)       5,556,221
    Proceeds from the financing of dollar roll transactions-net            --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                     1,692,185       48,201,988       41,717,715       19,247,665
--------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in cash                                          58,953            2,623           (9,954)           7,880
CASH
    Beginning of year                                               1,341,305               --            9,954            1,294
--------------------------------------------------------------------------------------------------------------------------------

    End of period                                               $   1,400,258    $       2,623    $          --     $      9,174
================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

  Non-cash financing activities not included above:
    Reinvestment of distributions                               $          --    $          --     $   2,202,581    $         --
================================================================================================================================





                                               See notes to financial statements
86  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                                 STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              (Unaudited)

  SOCIAL CHOICE      MANAGED         HIGH-YIELD        SHORT-TERM         TAX-EXEMPT           BOND              MONEY
     EQUITY        ALLOCATION           BOND              BOND               BOND              PLUS             MARKET
      FUND            FUND              FUND              FUND               FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------



  $ (4,111,726)   $(21,706,265)      $ 3,528,021      $ 1,302,888        $ 1,425,692       $  8,154,611      $ 17,188,657



   (26,210,418)    (24,826,374)      (57,204,609)     (61,070,761)       (83,456,992)      (565,956,843)               --
     2,924,789       5,980,990        40,839,366       37,350,818         60,993,674        541,841,177                --
       457,917              --         1,685,864       (3,326,803)            40,889        (47,168,482)     (125,558,555)
       (15,930)       (858,173)         (527,195)        (333,894)          (134,428)          (219,377)         (384,390)
         3,947        (736,445)            4,150            5,016              4,704                792            25,510
       232,614       1,569,709          (254,116)        (226,450)          (597,298)        (3,536,445)          (33,361)

     4,102,832      24,698,849           559,496          (60,522)           235,946          3,236,178                --
-------------------------------------------------------------------------------------------------------------------------
   (22,615,975)    (15,877,709)      (11,369,023)     (26,359,708)       (21,487,813)       (63,648,389)     (108,762,139)
-------------------------------------------------------------------------------------------------------------------------



    22,917,227      36,560,535        23,341,028       33,218,036         34,204,056         31,052,745       338,193,386
      (658,007)    (14,280,292)      (16,059,452)      (7,143,173)       (17,755,920)        (9,467,972)     (236,694,794)
            --        (112,381)         (550,493)         (72,715)          (186,071)          (333,514)         (390,538)
       359,991      (6,290,153)        4,508,308          355,408          5,268,364          7,115,644         7,515,258
            --              --                --               --                 --         35,273,161                --
-------------------------------------------------------------------------------------------------------------------------
    22,619,211      15,877,709        11,239,391       26,357,556         21,530,429         63,640,064       108,623,312
-------------------------------------------------------------------------------------------------------------------------
         3,236              --          (129,632)          (2,152)            42,616             (8,325)         (138,827)

         1,497              --           143,569            4,895              4,512             21,353           189,626
-------------------------------------------------------------------------------------------------------------------------

  $      4,733    $         --       $    13,937      $     2,743        $    47,128       $     13,028      $     50,799
=========================================================================================================================




  $         --    $  4,303,319       $ 3,120,668      $   852,296        $   835,846       $  7,440,727      $ 16,798,522
=========================================================================================================================





See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 87

TIAA-CREF MUTUAL FUNDS

--------------------------------------------------------------------------------------------------------------------------------

                                                            INTERNATIONAL EQUITY FUND                  GROWTH EQUITY FUND
                                                         --------------------------------      ---------------------------------

                                                            FOR THE            FOR THE             FOR THE            FOR THE
                                                          SIX MONTHS            YEAR             SIX MONTHS            YEAR
                                                             ENDED              ENDED               ENDED              ENDED
                                                           JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                             2001               2000                2001               2000
--------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income (loss)                           $  2,117,815       $  1,433,038       $      69,105      $     (13,617)
  Net realized gain (loss) on total investments           (39,141,861)        29,320,152        (111,580,233)        38,417,817
  Net change in unrealized appreciation (depreciation)
    on total investments                                   (9,355,146)       (97,453,931)        (13,818,424)      (243,908,347)
-------------------------------------------------------------------------------------------------------------------------------
  Net decrease from operations                            (46,379,192)       (66,700,741)       (125,329,552)      (205,504,147)
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                       --         (1,433,038)                 --                 --
  In excess of net investment income                               --           (445,406)                 --             (6,884)
  From net realized gain on total investments                      --        (42,653,501)                 --        (48,616,299)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                            --        (44,531,945)                 --        (48,623,183)
-------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money subscriptions by TIAA                                 --                 --                  --                 --
  Seed money redemptions by TIAA                                   --                 --                  --                 --
  Subscriptions                                            58,170,043        195,715,107          91,695,986        371,784,502
  Reinvestment of distributions                                    --         43,120,956                  --         47,244,664
  Exchanges among the Funds, net                           (5,222,465)        23,457,108         (13,672,330)        21,057,550
  Redemptions                                             (45,486,117)      (136,448,494)        (29,724,119)       (96,470,692)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions              7,461,461        125,844,677          48,299,537        343,616,024
--------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                 (38,917,731)        14,611,991         (77,030,015)        89,488,694

NET ASSETS

  Beginning of period                                     270,431,081        255,819,090         785,760,581        696,271,887
-------------------------------------------------------------------------------------------------------------------------------

  End of period                                          $231,513,350       $270,431,081        $708,730,566       $785,760,581
===============================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of period                  25,157,263         15,909,110          61,075,230         40,499,770
-------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold to TIAA                                   --                 --                  --                 --
  Seed money shares redeemed by TIAA                               --                 --                  --                 --
  Shares sold                                               5,956,594         12,951,065           8,047,915         21,506,906
  Shares issued in reinvestment of distributions                   --          4,052,757                  --          3,609,170
  Shares exchanged among the Funds, net                      (537,313)         1,364,337          (1,231,749)         1,122,885
  Shares redeemed                                          (4,672,117)        (9,120,006)         (2,599,389)        (5,663,501)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                        747,164          9,248,153           4,216,777         20,575,460
-------------------------------------------------------------------------------------------------------------------------------

  Shares outstanding, end of period                        25,904,427         25,157,263          65,292,007         61,075,230
===============================================================================================================================


                                               See notes to financial statements
88 TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                               STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

    GROWTH & INCOME FUND                  EQUITY INDEX FUND             SOCIAL CHOICE EQUITY FUND        MANAGED ALLOCATION FUND
-----------------------------       -----------------------------    ------------------------------    ---------------------------
                                                  FOR THE PERIOD                   FOR THE PERIOD
    FOR THE        FOR THE             FOR THE     MARCH 1, 2000        FOR THE     MARCH 1, 2000         FOR THE       FOR THE
  SIX MONTHS        YEAR             SIX MONTHS  (COMMENCEMENT OF     SIX MONTHS  (COMMENCEMENT OF      SIX MONTHS       YEAR
     ENDED          ENDED               ENDED     OPERATIONS) TO         ENDED     OPERATIONS) TO          ENDED         ENDED
   JUNE 30,     DECEMBER 31,          JUNE 30,     DECEMBER 31,        JUNE 30,     DECEMBER 31,         JUNE 30,    DECEMBER 31,
     2001           2000                2001           2000              2001           2000               2001          2000
----------------------------------------------------------------------------------------------------------------------------------
  (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                       (UNAUDITED)





 $  2,424,712   $  4,497,781        $   366,444   $   520,756        $   223,720    $   283,868       $  4,562,293   $  8,731,770
  (17,205,214)    13,026,097         (1,082,159)      114,466           (232,614)       191,634         (1,569,709)    15,940,230

  (40,838,117)   (68,635,707)        (3,723,003)   (5,851,546)        (4,102,832)    (2,207,589)       (24,698,849)   (43,732,892)
----------------------------------------------------------------------------------------------------------------------------------
  (55,618,619)   (51,111,829)        (4,438,718)   (5,216,324)        (4,111,726)    (1,732,087)       (21,706,265)   (19,060,892)
----------------------------------------------------------------------------------------------------------------------------------



   (2,332,653)    (4,497,781)                --      (520,756)                --       (283,868)        (4,562,293)    (8,731,770)
           --       (124,699)                --        (4,454)                --         (3,941)            (3,331)            --
           --    (27,606,614)                --       (18,748)                --       (138,111)                --     (9,510,576)
----------------------------------------------------------------------------------------------------------------------------------
   (2,332,653)   (32,229,094)                --      (543,958)                --       (425,920)        (4,565,624)   (18,242,346)
----------------------------------------------------------------------------------------------------------------------------------



           --             --                 --    50,000,000                 --     25,000,000                 --             --
           --             --                 --            --                 --             --                 --     (6,856,299)
   79,264,715    241,659,234         14,012,741    17,078,194         22,976,847     13,547,524         36,160,529    139,564,606
    2,202,581     30,610,053                 --       537,515                 --        388,421          4,303,319     17,306,449
   (5,494,246)    (9,407,449)         5,556,221     6,021,589            359,991      2,198,947         (6,290,153)    (4,743,565)
  (32,497,942)   (55,283,082)          (753,123)     (510,149)          (684,157)      (165,277)       (13,994,805)   (21,526,043)
----------------------------------------------------------------------------------------------------------------------------------
   43,475,108    207,578,756         18,815,839    73,127,149         22,652,681     40,969,615         20,178,890    123,745,148
----------------------------------------------------------------------------------------------------------------------------------
  (14,476,164)   124,237,833         14,377,121    67,366,867         18,540,955     38,811,608         (6,092,999)    86,441,910



  665,956,132    541,718,299         67,366,867            --         38,811,608             --        330,814,034    244,372,124
----------------------------------------------------------------------------------------------------------------------------------

 $651,479,968   $665,956,132        $81,743,988   $67,366,867        $57,352,563    $38,811,608       $324,721,035   $330,814,034
==================================================================================================================================



   47,402,552     34,000,823          7,327,307            --          4,053,959             --         27,120,315     17,975,893
----------------------------------------------------------------------------------------------------------------------------------
           --             --                 --     5,000,000                 --      2,500,000                 --             --
           --             --                 --            --                 --             --                 --       (512,562)
    6,003,453     15,337,850          1,610,350     1,718,002          2,537,382      1,317,185          3,091,724     10,245,152
      175,601      2,140,050                 --        57,251                 --         39,597            387,074      1,359,998
     (452,513)      (552,175)           635,058       604,819             39,073        213,662           (552,717)      (354,464)
   (2,479,898)    (3,523,996)           (87,078)      (52,765)           (75,336)       (16,485)        (1,205,654)    (1,593,702)
----------------------------------------------------------------------------------------------------------------------------------
    3,246,643     13,401,729          2,158,330     7,327,307          2,501,119      4,053,959          1,720,427      9,144,422
----------------------------------------------------------------------------------------------------------------------------------

   50,649,195     47,402,552          9,485,637     7,327,307          6,555,078      4,053,959         28,840,742     27,120,315
==================================================================================================================================


See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 89

TIAA-CREF MUTUAL FUNDS

----------------------------------------------------------------------------------------------------------------------------------

                                                                 HIGH-YIELD BOND FUND                   SHORT-TERM BOND FUND
                                                         ------------------------------------    ---------------------------------
                                                                            FOR THE PERIOD                         FOR THE PERIOD
                                                             FOR THE         MARCH 1, 2000          FOR THE         MARCH 1, 2000
                                                           SIX MONTHS      (COMMENCEMENT OF       SIX MONTHS      (COMMENCEMENT OF
                                                              ENDED         OPERATIONS) TO           ENDED         OPERATIONS) TO
                                                            JUNE 30,         DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                                              2001               2000                2001               2000
----------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                   $ 3,833,401        $ 4,638,252         $ 1,015,916        $ 1,522,345
  Net realized gain (loss) on total investments               254,116           (664,003)            226,450            175,819
  Net change in unrealized appreciation (depreciation)
    on total investments                                     (559,496)        (3,056,905)             60,522            630,615
-------------------------------------------------------------------------------------------------------------------------------
  Net increase from operations                              3,528,021            917,344           1,302,888          2,328,779
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                               (3,819,245)        (4,622,923)         (1,015,916)        (1,522,345)
  In excess of net investment income                               --                 --              (3,778)            (1,215)
  From net realized gain on total investments                      --             (6,491)                 --           (147,965)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (3,819,245)        (4,629,414)         (1,019,694)        (1,671,525)
-------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money subscriptions by TIAA                                 --         50,000,000                  --         25,000,000
  Seed money redemptions by TIAA                          (10,000,000)        (8,180,000)         (6,031,000)        (2,705,000)
  Subscriptions                                            23,337,825         15,988,358          33,304,491         17,597,734
  Reinvestment of distributions                             3,120,668          4,321,030             852,296          1,627,920
  Exchanges among the Funds, net                            4,508,308          7,266,761             355,408        (11,304,796)
  Redemptions                                              (6,085,606)        (1,786,978)         (1,112,688)        (1,033,983)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions             14,881,195         67,609,171          27,368,507         29,181,875
-------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                             14,589,971         63,897,101          27,651,701         29,839,129

NET ASSETS

  Beginning of period                                      63,897,101                 --          29,839,129                 --
-------------------------------------------------------------------------------------------------------------------------------

  End of period                                          $ 78,487,072        $63,897,101         $57,490,830       $ 29,839,129
===============================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of period                   6,791,772                 --           2,917,917                 --
-------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold to TIAA                                   --          5,000,000                  --          2,500,000
  Seed money shares redeemed by TIAA                       (1,005,026)          (816,938)           (581,044)          (266,504)
  Shares sold                                               2,384,130          1,620,884           3,205,730          1,745,762
  Shares issued in reinvestment of distributions              321,546            445,075              82,242            161,495
  Shares exchanged among the Funds, net                       459,324            729,154              33,855         (1,121,180)
  Shares redeemed                                            (624,442)          (186,403)           (107,093)          (101,656)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                      1,535,532          6,791,772           2,633,690          2,917,917
-------------------------------------------------------------------------------------------------------------------------------

  Shares outstanding, end of period                         8,327,304          6,791,772           5,551,607          2,917,917
===============================================================================================================================


                                               See notes to financial statements
90  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                               STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

      TAX-EXEMPT BOND FUND                         BOND PLUS FUND                         MONEY MARKET FUND
----------------------------------       --------------------------------         --------------------------------
                 FOR THE PERIOD
    FOR THE       MARCH 1, 2000                FOR THE         FOR THE                 FOR THE          FOR THE
  SIX MONTHS    (COMMENCEMENT OF             SIX MONTHS         YEAR                 SIX MONTHS          YEAR
     ENDED       OPERATIONS) TO                 ENDED           ENDED                   ENDED            ENDED
   JUNE 30,       DECEMBER 31,                JUNE 30,      DECEMBER 31,              JUNE 30,       DECEMBER 31,
     2001             2000                      2001            2000                    2001             2000
------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                                (UNAUDITED)                             (UNAUDITED)





 $ 1,064,340      $ 1,389,959               $ 7,854,344    $ 14,772,990            $ 17,155,296     $ 31,207,894
     597,298          244,308                 3,536,445       1,436,839                  33,361          (10,408)

    (235,946)       1,416,093                (3,236,178)     10,023,880                      --               --
----------------------------------------------------------------------------------------------------------------
   1,425,692        3,050,360                 8,154,611      26,233,709              17,188,657       31,197,486
----------------------------------------------------------------------------------------------------------------



  (1,064,340)      (1,378,309)               (7,840,124)    (14,751,363)            (17,155,296)     (31,207,894)
      (2,839)              --                        --              --                      --               --
          --         (135,765)                       --              --                      --               --
----------------------------------------------------------------------------------------------------------------
  (1,067,179)      (1,514,074)               (7,840,124)    (14,751,363)            (17,155,296)     (31,207,894)
----------------------------------------------------------------------------------------------------------------



          --       25,000,000                        --              --                      --               --
 (15,936,000)      (9,707,000)                       --     (29,900,730)                     --               --
  34,152,134       15,853,569                31,343,944      66,011,344             335,839,760      621,373,739
     835,846        1,373,256                 7,440,727      14,057,771              16,798,522       30,393,378
   5,268,364        5,271,355                 7,115,644     (22,573,206)              7,515,258      (17,244,294)
  (2,109,682)        (399,800)               (9,567,471)    (10,806,200)           (234,483,396)    (417,431,497)
----------------------------------------------------------------------------------------------------------------
  22,210,662       37,391,380                36,332,844      16,788,979             125,670,144      217,091,326
----------------------------------------------------------------------------------------------------------------
  22,569,175       38,927,666                36,647,331      28,271,325             125,703,505      217,080,918



  38,927,666               --               232,617,178     204,345,853             612,045,878      394,964,960
----------------------------------------------------------------------------------------------------------------

 $61,496,841      $38,927,666              $269,264,509    $232,617,178            $737,749,383     $612,045,878
================================================================================================================



   3,721,044               --                23,046,970      21,219,325             612,063,569      394,972,243
----------------------------------------------------------------------------------------------------------------
          --        2,500,000                        --              --                      --               --
  (1,506,278)        (940,192)                       --      (2,981,154)                     --               --
   3,234,429        1,551,505                 3,073,012       6,784,804             335,839,760      621,373,739
      79,296          134,314                   731,558       1,440,710              16,798,522       30,393,378
     496,909          514,384                   693,969      (2,303,198)              7,515,258      (17,244,294)
    (199,654)         (38,967)                 (938,140)     (1,113,517)           (234,483,396)    (417,431,497)
----------------------------------------------------------------------------------------------------------------
   2,104,702        3,721,044                 3,560,399       1,827,645             125,670,144      217,091,326
----------------------------------------------------------------------------------------------------------------

   5,825,746        3,721,044                26,607,369      23,046,970             737,733,713      612,063,569
================================================================================================================


See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 91

TIAA-CREF MUTUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  INTERNATIONAL EQUITY FUND
                                                       -----------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                      JULY 17, 1997
                                                           FOR THE         FOR THE        FOR THE         FOR THE      (COMMENCE-
                                                         SIX MONTHS         YEAR           YEAR            YEAR          MENT OF
                                                            ENDED           ENDED          ENDED           ENDED     OPERATIONS) TO
                                                          JUNE 30,      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                           2001(a)          2000           1999            1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                     $10.75          $16.08         $10.54           $8.92         $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                    0.08            0.08           0.11            0.09           0.07
    Net realized and unrealized gain (loss) on
       total investments                                    (1.89)          (3.32)          5.77            1.63          (1.07)
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations            (1.81)          (3.24)          5.88            1.72          (1.00)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                      --           (0.08)         (0.11)          (0.08)         (0.07)
    In excess of net investment income                         --           (0.01)            --           (0.02)         (0.01)
    Net realized gains                                         --           (2.00)         (0.23)             --             --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                        --           (2.09)         (0.34)          (0.10)         (0.08)
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period                            $8.94          $10.75         $16.08          $10.54          $8.92
====================================================================================================================================

TOTAL RETURN                                               (16.93)%        (19.99)%        55.83%          19.27%        (10.09)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)             $231,513        $270,431       $255,819        $118,555        $47,758
  Ratio of expenses to average net assets before
    expense waiver                                           0.49%           0.99%          0.99%           0.99%          0.46%
  Ratio of expenses to average net assets after
    expense waiver                                           0.24%           0.49%          0.49%           0.49%          0.23%
  Ratio of net investment income to average net assets       0.85%           0.49%          1.03%           1.23%          0.56%
  Portfolio turnover rate                                   63.56%         138.33%         74.16%          27.20%          4.56%

  (a) The percentages shown for this period are not annualized.
====================================================================================================================================


                                               See notes to financial statements
92  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                         GROWTH EQUITY FUND                                             GROWTH & INCOME FUND
------------------------------------------------------------------- ----------------------------------------------------------------
                                                     FOR THE PERIOD                                                  FOR THE PERIOD
                                                      JULY 17, 1997                                                   JULY 17, 1997
   FOR THE     FOR THE       FOR THE       FOR THE     (COMMENCE-     FOR THE     FOR THE      FOR THE      FOR THE    (COMMENCE-
 SIX MONTHS     YEAR          YEAR          YEAR         MENT OF    SIX MONTHS     YEAR         YEAR         YEAR        MENT OF
    ENDED       ENDED         ENDED         ENDED    OPERATIONS) TO    ENDED       ENDED        ENDED        ENDED   OPERATIONS) TO
  JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   JUNE 30,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
   2001(a)      2000          1999          1998         1997(a)      2001(a)      2000         1999         1998        1997(a)
------------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                                                        (UNAUDITED)



   $12.87      $17.19        $13.65       $10.12       $10.00        $14.05       $15.93      $13.33       $10.32       $10.00
------------------------------------------------------------------------------------------------------------------------------------

       --          --          0.02         0.03         0.06          0.05         0.11        0.11         0.10         0.07

    (2.02)      (3.47)         4.47         3.61         0.28         (1.19)      (1.27)        3.13         3.04         0.32
------------------------------------------------------------------------------------------------------------------------------------
    (2.02)      (3.47)         4.49         3.64         0.34         (1.14)       (1.16)       3.24         3.14         0.39
------------------------------------------------------------------------------------------------------------------------------------

       --          --         (0.02)       (0.03)       (0.06)        (0.05)       (0.11)      (0.11)       (0.10)       (0.07)
       --          --            --           --           --            --           --          --           --           --
       --       (0.85)        (0.93)       (0.08)       (0.16)           --        (0.61)      (0.53)       (0.03)          --
------------------------------------------------------------------------------------------------------------------------------------
       --       (0.85)        (0.95)       (0.11)       (0.22)        (0.05)       (0.72)      (0.64)       (0.13)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------

   $10.85      $12.87        $17.19       $13.65       $10.12        $12.86       $14.05      $15.93       $13.33       $10.32
==============================================================================================================================------

   (15.70)%    (20.29)%       33.00%       35.97%        3.44%        (8.12)%      (7.33)%     24.46%       30.51%        3.96%



 $708,731    $785,761      $696,272     $296,362      $64,487      $651,480     $665,956    $541,718     $232,625      $61,822

     0.47%       0.95%         0.95%        0.95%        0.44%         0.46%        0.93%       0.93%        0.93%        0.43%

     0.22%       0.45%         0.45%        0.45%        0.21%         0.21%        0.43%       0.43%        0.43%        0.20%
     0.01%       0.00%         0.16%        0.37%        0.68%         0.37%        0.72%       0.82%        0.97%        0.76%
    23.11%      42.07%        69.56%       49.91%       29.44%        16.06%       21.41%      39.35%       71.49%        1.46%


====================================================================================================================================

See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 93

TIAA-CREF MUTUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------


                                                                          EQUITY INDEX FUND              SOCIAL CHOICE EQUITY FUND
                                                                 ---------------------------------    ------------------------------
                                                                                  FOR THE PERIOD                    FOR THE PERIOD
                                                                                   MARCH 1, 2000                     MARCH 1, 2000
                                                                       FOR THE      (COMMENCE-           FOR THE      (COMMENCE-
                                                                     SIX MONTHS       MENT OF          SIX MONTHS       MENT OF
                                                                        ENDED     OPERATIONS) TO          ENDED     OPERATIONS) TO
                                                                      JUNE 30,     DECEMBER 31,         JUNE 30,     DECEMBER 31,
                                                                       2001(a)        2000(a)            2001(a)        2000(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     (UNAUDITED)                       (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                  $9.19         $10.00              $9.57         $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                                0.04           0.08               0.03           0.08
    Net realized and unrealized gain (loss) on investments              (0.61)         (0.81)             (0.85)         (0.39)
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                        (0.57)         (0.73)             (0.82)         (0.31)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                  --          (0.08)                --          (0.08)
    In excess of net investment income                                     --             --                 --             --
    Net realized gains                                                     --             --                 --          (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    --          (0.08)                --          (0.12)
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period                                        $8.62          $9.19              $8.75          $9.57
====================================================================================================================================

TOTAL RETURN                                                            (6.20)%        (7.32)%            (8.57)%        (3.14)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                          $81,744        $67,367            $57,353        $38,812
  Ratio of expenses to average net assets before expense waiver          0.38%          0.64%              0.38%          0.65%
  Ratio of expenses to average net assets after expense waiver           0.13%          0.22%              0.13%          0.23%
  Ratio of net investment income to average net assets                   0.50%          0.87%              0.52%          0.88%
  Portfolio turnover rate                                                5.04%          5.70%              3.50%          2.34%

  (a) The percentages shown for this period are not annualized.
====================================================================================================================================

                                               See notes to financial statements
94  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


                      MANAGED ALLOCATION FUND                             HIGH-YIELD BOND FUND           SHORT-TERM BOND FUND
--------------------------------------------------------------------  ----------------------------  --------------------------------
                                                      FOR THE PERIOD               FOR THE PERIOD                FOR THE PERIOD
                                                       JULY 17, 1997                MARCH 1, 2000                 MARCH 1, 2000
   FOR THE      FOR THE       FOR THE       FOR THE     (COMMENCE-       FOR THE     (COMMENCE-        FOR THE     (COMMENCE-
 SIX MONTHS      YEAR          YEAR          YEAR         MENT OF      SIX MONTHS      MENT OF       SIX MONTHS      MENT OF
    ENDED        ENDED         ENDED         ENDED    OPERATIONS) TO      ENDED    OPERATIONS) TO       ENDED    OPERATIONS) TO
  JUNE 30,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,     JUNE 30,    DECEMBER 31,      JUNE 30,    DECEMBER 31,
   2001(a)       2000          1999          1998         1997(a)        2001(a)       2000(a)         2001(a)       2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                                                           (UNAUDITED)                   (UNAUDITED)



   $12.20      $13.59        $11.79        $10.01        $10.00           $9.41       $10.00           $10.23        $10.00
-----------------------------------------------------------------------------------------------------------------------------------

     0.16        0.37          0.38          0.34          0.23            0.48         0.78             0.30          0.54
    (0.94)      (1.03)         1.85          1.76          0.01            0.02        (0.59)            0.14          0.29
-----------------------------------------------------------------------------------------------------------------------------------
    (0.78)      (0.66)         2.23          2.10          0.24            0.50         0.19             0.44          0.83
-----------------------------------------------------------------------------------------------------------------------------------

    (0.16)      (0.37)        (0.38)        (0.32)        (0.23)          (0.48)       (0.78)           (0.30)        (0.54)
       --          --            --            --            --              --           --            (0.01)        (0.01)
       --       (0.36)        (0.05)           --            --              --           --               --         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
    (0.16)      (0.73)        (0.43)        (0.32)        (0.23)          (0.48)       (0.78)           (0.31)        (0.60)
-----------------------------------------------------------------------------------------------------------------------------------

   $11.26      $12.20        $13.59        $11.79        $10.01           $9.43        $9.41           $10.36        $10.23
===================================================================================================================================

    (6.36)%     (4.99)%       19.20%        21.24%         2.44%           5.28%        1.91%            4.29%         8.51%



 $324,721    $330,814      $244,372      $162,867       $59,087         $78,487      $63,897          $57,491       $29,839
     0.00%       0.00%         0.00%         0.00%         0.00%           0.42%        0.70%            0.40%         0.67%
     0.00%       0.00%         0.00%         0.00%         0.00%           0.17%        0.29%            0.15%         0.25%
     1.40%       2.87%         2.70%         2.80%         2.46%           5.02%        8.05%            2.97%         5.45%
     1.25%       0.71%         3.90%         4.78%         0.00%          46.14%       36.99%          110.97%       387.42%


===================================================================================================================================



See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 95

TIAA-CREF MUTUAL FUNDS

-------------------------------------------------------------------------------------------------------------------------------


                                                                                                    TAX-EXEMPT BOND FUND
                                                                                              ---------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               MARCH 1, 2000
                                                                                                   FOR THE      (COMMENCE-
                                                                                                 SIX MONTHS       MENT OF
                                                                                                    ENDED     OPERATIONS) TO
                                                                                                  JUNE 30,     DECEMBER 31,
                                                                                                   2001(a)        2000(a)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                                             $10.46         $10.00
-------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                                                            0.42           0.42
    Net realized and unrealized gain (loss) on investments                                           0.10           0.50
-------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                                                     0.52           0.92
-------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                                           (0.42)         (0.42)
    In excess of net investment income                                                                 --             --
    Net realized gains                                                                                 --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                                             (0.42)         (0.46)
-------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period                                                                   $10.56         $10.46
===============================================================================================================================

TOTAL RETURN                                                                                         3.32%          9.38%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                                                      $61,497        $38,928
  Ratio of expenses to average net assets before expense waiver                                      0.40%          0.67%
  Ratio of expenses to average net assets after expense waiver                                       0.15%          0.25%
  Ratio of net investment income to average net assets                                               2.37%          4.27%
  Portfolio turnover rate                                                                          129.99%        136.41%

  (a) The percentages shown for this period are not annualized.
===============================================================================================================================

                                               See notes to financial statements
96 TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

                                                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


                           BOND PLUS FUND                                                  MONEY MARKET FUND
-------------------------------------------------------------------  --------------------------------------------------------------
                                                    FOR THE PERIOD                                                   FOR THE PERIOD
                                                     JULY 17, 1997                                                    JULY 17, 1997
    FOR THE     FOR THE      FOR THE      FOR THE     (COMMENCE-      FOR THE     FOR THE      FOR THE      FOR THE    (COMMENCE-
  SIX MONTHS     YEAR         YEAR         YEAR         MENT OF     SIX MONTHS     YEAR         YEAR         YEAR        MENT OF
     ENDED       ENDED        ENDED        ENDED    OPERATIONS) TO     ENDED       ENDED        ENDED        ENDED   OPERATIONS) TO
   JUNE 30,  DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,    JUNE 30,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2001(a)      2000         1999         1998         1997(a)       2001(a)      2000         1999         1998        1997(a)
------------------------------------------------------------------------------------------------------------------------------------
 (UNAUDITED)                                                       (UNAUDITED)



   $10.09       $9.63       $10.30       $10.09        $10.00         $1.00       $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------

     0.31        0.62         0.56         0.56          0.27          0.02        0.06         0.05         0.05         0.02
     0.03        0.46        (0.66)        0.32          0.20            --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
     0.34        1.08        (0.10)        0.88          0.47          0.02        0.06         0.05         0.05         0.02
------------------------------------------------------------------------------------------------------------------------------------

    (0.31)      (0.62)       (0.56)       (0.56)        (0.27)        (0.02)      (0.06)       (0.05)       (0.05)       (0.02)
       --          --        (0.01)          --            --            --          --           --           --           --
       --          --           --        (0.11)        (0.11)           --          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
    (0.31)      (0.62)       (0.57)       (0.67)        (0.38)        (0.02)      (0.06)       (0.05)       (0.05)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------

   $10.12      $10.09        $9.63       $10.30        $10.09         $1.00       $1.00        $1.00        $1.00        $1.00
====================================================================================================================================

     3.38%      11.68%       (1.01)%       8.94%         4.79%         2.52%       6.33%        5.05%        5.45%        2.51%



 $269,265    $232,617     $204,346     $155,034       $58,403      $737,749    $612,046     $394,965     $225,187      $63,605
     0.40%       0.80%        0.80%        0.80%         0.37%         0.39%       0.79%        0.79%        0.79%        0.36%
     0.15%       0.30%        0.30%        0.30%         0.14%         0.14%       0.29%        0.29%        0.29%        0.13%
     3.06%       6.41%        5.75%        5.66%         2.72%         2.48%       6.18%        4.97%        5.28%        2.49%
    89.78%     313.29%      652.82%      531.92%       143.61%          n/a         n/a          n/a          n/a          n/a


====================================================================================================================================


See notes to financial statements
                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 97

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1.  ORGANIZATION

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond PLUS and Money Market Funds commenced operations on July 17, 1997 with an investment by Teachers Insurance and Annuity Association of America ("TIAA"). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with an investment by TIAA.

The following table summarizes the activity in the Fund seed shares owned by TIAA during the six months ended June 30, 2001.

                                                   SEED            VALUE OF           SEED            VALUE OF
                                                  SHARES          SEED SHARES      SHARES HELD       SEED SHARES
                                                 REDEEMED          REDEEMED        BY TIAA AT     HELD BY TIAA AT
                                                  BY TIAA           BY TIAA       JUNE 30, 2001     JUNE 30, 2001
                                               -------------    -------------    ---------------   ---------------
      International Equity Fund                         --        $        --       3,804,407        $34,011,399
      Equity Index Fund                                 --                 --       5,042,486         43,466,229
      Social Choice Equity Fund                         --                 --       2,530,184         22,139,110
      High-Yield Bond Fund                       1,005,026         10,000,000       3,749,614         35,358,860
      Short-Term Bond Fund                         581,044          6,031,000       1,856,768         19,236,116
      Tax-Exempt Bond Fund                       1,506,278         15,936,000         166,942          1,762,908

In addition, during the six months ended June 30, 2001, TIAA made additional investments in the Funds as follows:

                                                                                                      VALUE OF
                                                  SHARES           VALUE OF        SHARES HELD       SHARES HELD
                                                   SOLD           SHARES SOLD      BY TIAA AT        BY TIAA AT
                                                  TO TIAA           TO TIAA       JUNE 30, 2001     JUNE 30, 2001
                                               -------------    -------------    ---------------   ---------------
      Social Choice Equity Fund                  1,532,458        $14,000,000       1,532,458        $13,409,008
      Short-Term Bond Fund                       2,213,243         23,000,000       2,222,502         23,025,121
      Tax-Exempt Bond Fund                       1,231,160         13,000,000       1,237,609         13,069,151

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of June 30, 2001.

                                                                           PERCENT OF TOTAL SHARES
                                       NUMBER OF SHARES HELD IN FUND       OUTSTANDING IN THE FUND
                                      -------------------------------     -------------------------
      International Equity Fund                  3,058,763                            11.81%
      Growth Equity Fund                         7,459,440                            11.42%
      Growth & Income Fund                       6,198,231                            12.24%
      High-Yield Bond Fund                         851,346                            10.22%
      Bond PLUS Fund                            12,642,918                            47.52%
      Money Market Fund                            767,823                             0.10%

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. The Managed Allocation Fund values its investments in the underlying funds at the net asset values of such funds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars


98  TIAA-CREF Mutual Funds  2001 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date.
During the roll period a Fund forgoes principal and interest paid on the securities. The Funds record dollar rolls as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond PLUS Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows. Although not required under accounting principles generally accepted in the United States, a statement of cash flows for the other ten Funds is also presented.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are Omarked-to marketO at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument/index. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and

                               2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 99

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:


                                    INVESTMENT                     INVESTMENT
                                    MANAGEMENT                  MANAGEMENT FEE
                                       FEE           WAIVER       AFTER WAIVER
                                   -----------     ----------     ------------
International Equity Fund             0.99%           0.50%          0.49%
Growth Equity Fund                    0.95%           0.50%          0.45%
Growth & Income Fund                  0.93%           0.50%          0.43%
Equity Index Fund                     0.76%           0.50%          0.26%
Social Choice Equity Fund             0.77%           0.50%          0.27%
Managed Allocation Fund               0.00%           0.00%          0.00%
High-Yield Bond Fund                  0.84%           0.50%          0.34%
Short-Term Bond Fund                  0.80%           0.50%          0.30%
Tax-Exempt Bond Fund                  0.80%           0.50%          0.30%
Bond PLUS Fund                        0.80%           0.50%          0.30%
Money Market Fund                     0.79%           0.50%          0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

NOTE 4. INVESTMENTS

At June 30, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation for the Funds were as follows:

                                                                NET UNREALIZED
                                      GROSS UNREALIZED           APPRECIATION
                                APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                ------------    ------------    --------------
International Equity Fund        $10,426,187    $ 33,980,583     $(23,554,396)
Growth Equity Fund                48,745,033     139,407,015      (90,661,982)
Growth & Income Fund              74,289,979      86,504,536      (12,214,557)
Equity Index Fund                  8,436,187      18,010,736       (9,574,549)
Social Choice Equity Fund          3,832,551      10,142,972       (6,310,421)
Managed Allocation Fund            1,819,809      26,515,558      (24,695,749)
High-Yield Bond Fund               2,243,487       5,859,888       (3,616,401)
Short-Term Bond Fund                 804,281         113,144          691,137
Tax-Exempt Bond Fund               1,251,290          71,143        1,180,147
Bond PLUS Fund                     2,822,406       1,529,164        1,293,242

At June 30, 2001, the Growth Equity Fund held 5 open futures contracts in the Standard & Poor's 500 Index expiring September 2001, with a value of $1,539,625 and an unrealized loss of $41,125.



100 TIAA-CREF Mutual Funds 2001 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


Purchases and sales of portfolio securities for the Funds, other than the Money Market Fund, for the six months ended June 30, 2001, other than short-term money market instruments, were as follows:

                             NON-GOVERNMENT      GOVERNMENT    NON-GOVERNMENT     GOVERNMENT
                               PURCHASES          PURCHASES         SALES            SALES
                            ---------------     -----------   --------------     ------------
International Equity Fund   $  176,194,057      $        --   $  168,488,890     $         --
Growth Equity Fund             234,470,828        6,960,842      193,112,540               --
Growth & Income Fund           159,966,118        3,590,404      120,351,096               --
Equity Index Fund               25,732,116           77,185        6,061,268           12,363
Social Choice Equity Fund       25,513,583          128,762        2,924,789               --
Managed Allocation Fund         25,684,548               --        5,030,989               --
High-Yield Bond Fund            57,204,609               --       40,839,366               --
Short-Term Bond Fund            33,903,388       27,665,358       16,758,311       20,592,507
Tax-Exempt Bond Fund            89,315,621               --       60,804,323               --
Bond PLUS Fund                  49,250,765      524,963,425       29,234,486      517,619,078
Money Market Fund            2,377,813,326       74,045,873    2,224,784,000       81,289,000

NOTE 5. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 6. LINE OF CREDIT

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation and High-Yield Bond Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of College Retirement Equities Fund, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, all of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2001, there were no borrowings under this credit facility by the Funds.

In February, 2001, the Bond PLUS Fund established a letter of credit agreement in the amount of $1,000,000 for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2001, there were no borrowings under this agreement.







                              2001 SEMI-ANNUAL REPORT TIAA-CREF Mutual Funds 101

                   |
TIAA-CREF PRODUCTS |


o TIAA-CREF Mutual Funds

o TIAA-CREF Life Personal Annuities

o TIAA Life Insurance Coverage

o Teachers Long-Term Care Insurance

o TIAA-CREF Retirement Annuities

o TIAA-CREF Supplemental Retirement Annuities (SRAs)

o TIAA-CREF IRAs


                    |
 TIAA-CREF SERVICES |

[GRAPHIC OMITTED]
INTERNET ACCESS
Visit our World Wide Web site:
www.tiaa-cref.org

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 11 p.m. ET, Monday - Friday

For questions about TIAA-CREF Mutual Funds, Teachers Personal Annuity, Teachers Long-Term Care, and TIAA Life Insurance.


800 842-2776
8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday and Sunday

For questions about retirement saving and planning, quarterly and annual benefits reports, receiving annuity payments, annuity options, and tax reports.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
TIAA-CREF TRUST COMPANY, FSB
888 842-9001
8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

LIPPER ANALYTICAL SERVICES
www.lipperweb.com

[LOGO OMITTED]                                            --------------------
730 Third Avenue                                                PRESORTED
New York NY 10017-3206                                          STANDARD
                                                            U.S. POSTAGE PAID
                                                                TIAA-CREF
                                                          --------------------
























TCMFSAR-8/2001                          [RECYCLE LOGO] PRINTED ON RECYCLED PAPER